Allianz Funds Multi-Strategy Trust
AllianzGI Retirement 2020 Fund
AllianzGI Retirement 2025 Fund
AllianzGI Retirement 2030 Fund
AllianzGI Retirement 2035 Fund
AllianzGI Retirement 2040 Fund
AllianzGI Retirement 2045 Fund
AllianzGI Retirement 2050 Fund
AllianzGI Retirement 2055 Fund
AllianzGI Multi Asset Income Fund
AllianzGI Global Allocation Fund
AllianzGI Best Styles Global Equity Fund
AllianzGI Best Styles International Equity Fund
AllianzGI Best Styles U.S. Equity Fund
AllianzGI Convertible Fund
AllianzGI Core Bond Fund
AllianzGI Core Plus Bond Fund
AllianzGI Emerging Markets Consumer Fund
AllianzGI Emerging Markets Small-Cap Fund
AllianzGI Emerging Markets SRI Debt Fund (formerly AllianzGI Emerging Markets Debt Fund)
AllianzGI Floating Rate Note Fund
AllianzGI Global Dynamic Allocation Fund
AllianzGI Global High Yield Fund
AllianzGI Global Sustainability Fund
AllianzGI Global Water Fund
AllianzGI Green Bond Fund
AllianzGI High Yield Bond Fund
AllianzGI International Small-Cap Fund
AllianzGI Micro Cap Fund
AllianzGI NFJ Emerging Markets Value Fund
AllianzGI PerformanceFee Managed Futures Strategy Fund
AllianzGI PerformanceFee Structured US Equity Fund
AllianzGI PerformanceFee Structured US Fixed Income Fund
AllianzGI Preferred Securities and Income Fund
AllianzGI Short Duration High Income Fund
AllianzGI Short Term Bond Fund
AllianzGI Structured Return Fund
AllianzGI U.S. Equity Hedged Fund
AllianzGI Ultra Micro Cap Fund

Schedule of Investments

AllianzGI Retirement 2020 Fund

June 30, 2019 (unaudited)

	Shares	Value^

MUTUAL FUNDS (a)—89.7%

AllianzGI Advanced Core Bond	342,415	$5,132,801
AllianzGI Best Styles U.S. Equity (c)	83,041	1,341,948
AllianzGI Emerging Markets Small-Cap (b)	8,917	145,966
AllianzGI Emerging Markets SRI Debt (b)	11,061	154,416
AllianzGI Global Dynamic Allocation (c)	907,811	17,638,765
AllianzGI Short Duration High Income (c)	16,760	241,183

Total Mutual Funds (cost—$23,409,040)		24,655,079

EXCHANGE-TRADED FUNDS—6.7%

iShares TIPS Bond	1,566	180,857
Vanguard Intermediate-Term Corporate Bond	5,790	520,232
Vanguard Mortgage-Backed Securities	21,629	1,142,660

Total Exchange-Traded Funds (cost—$1,756,638)		1,843,749

Total Investments (cost—$25,165,678)—96.4%		26,498,828

Other assets less liabilities (d)—3.6%		984,320

Net Assets—100.0%		$27,483,148

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
10-Year Ultra U.S. Treasury Bond	13	9/19/19		$1,300		$1,796	$39,078
Dow Jones U.S. Real Estate Index	1	9/20/19		—	(f)	35	(552)
E-mini S&P 500 Index	6	9/20/19		—	(f)	883	1,856

							$40,382

Short position contracts:
Mini MSCI Emerging Markets Index	(9)	9/20/19	$	(—	)(f)	$(474)	$(20,765)
MSCI EAFE Index	(8)	9/20/19		(—	)(f)	(769)	(20,858)
U.S. Dollar Index	(4)	9/16/19		(4)		(383)	277

							$(41,346)

							$(964)

(e)	At June 30, 2019, the Fund pledged $408,266 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than 500.

Glossary:

EAFE—Europe, Australasia and Far East

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2025 Fund

June 30, 2019 (unaudited)

	Shares	Value^

MUTUAL FUNDS (a)—93.3%

AllianzGI Advanced Core Bond	307,617	$4,611,176
AllianzGI Best Styles U.S. Equity (c)	166,827	2,695,929
AllianzGI Emerging Markets Small-Cap (b)	12,061	197,438
AllianzGI Emerging Markets SRI Debt (b)	7,440	103,863
AllianzGI Global Dynamic Allocation (c)	1,437,857	27,937,555

Total Mutual Funds (cost—$33,608,444)		35,545,961

EXCHANGE-TRADED FUNDS—1.5%

iShares TIPS Bond	1,195	138,011
Vanguard Intermediate-Term Corporate Bond	1,040	93,444
Vanguard Mortgage-Backed Securities	6,083	321,365

Total Exchange-Traded Funds (cost—$533,043)		552,820

	Principal Amount (000s)	Value^

Repurchase Agreements—2.8%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $1,056,044; collateralized by U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25, valued at $1,083,451 including accrued interest (cost—$1,056,000)	$1,056	$1,056,000

Total Investments (cost—$35,197,487)—97.6%		37,154,781

Other assets less liabilities (d)—2.4%		926,795

Net Assets—100.0%		$38,081,576

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
10-Year Ultra U.S. Treasury Bond	4	9/19/19		$400		$553	$12,024
Dow Jones U.S. Real Estate Index	4	9/20/19		—	(f)	139	(2,209)
E-mini Russell 1000 Index	2	9/20/19		—	(f)	126	2,571
E-mini S&P 500 Index	16	9/20/19		1		2,355	(12,276)
Euro STOXX 50 Index	1	9/20/19	EUR	—	(f)	39	1,045
SPI 200 Index	1	9/19/19	AUD	—	(f)	115	1,261
XAE Energy	2	9/20/19		$—	(f)	128	6,555

							$8,971

Short position contracts:
E-mini NASDAQ 100 Index	(1)	9/20/19	$	(—	)(f)	$(154)	$(3,780)
FTSE 100 Index	(1)	9/20/19	GBP	(—	)(f)	(94)	(1,005)
Mini MSCI Emerging Markets Index	(10)	9/20/19		$(1)		(526)	(23,073)
MSCI EAFE Index	(5)	9/20/19		(—	)(f)	(481)	(13,036)
U.S. Dollar Index	(6)	9/16/19		(6)		(574)	731

							$(40,163)

							$(31,192)

(e)	At June 30, 2019, the Fund pledged $742,347 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than 500.

Glossary:

AUD—Australian Dollar

EAFE—Europe, Australasia and Far East

EUR—Euro

FTSE—Financial Times Stock Exchange

GBP—British Pound

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2030 Fund

June 30, 2019 (unaudited)

	Shares	Value^

MUTUAL FUNDS (a)—96.4%

AllianzGI Advanced Core Bond	133,729	$2,004,605
AllianzGI Best Styles Global Equity (c)	264,858	3,832,494
AllianzGI Best Styles U.S. Equity (c)	390,933	6,317,475
AllianzGI Emerging Markets Small-Cap (b)	31,931	522,706
AllianzGI Global Dynamic Allocation (c)	1,833,845	35,631,605

Total Mutual Funds (cost—$45,588,073)		48,308,885

	Principal Amount (000s)	Value^

Repurchase Agreements—1.7%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $874,036; collateralized by U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25, valued at $892,702 including accrued interest (cost—$874,000)	$874	$874,000

Total Investments (cost—$46,462,073)—98.1%		49,182,885

Other assets less liabilities (d)—1.9%		968,558

Net Assets—100.0%		$50,151,443

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
Dow Jones U.S. Real Estate Index	13	9/20/19		$1		$450	$(7,179)
E-mini Russell 1000 Index	4	9/20/19		—	(f)	251	5,141
E-mini S&P 500 Index	18	9/20/19		1		2,650	(13,811)
Euro STOXX 50 Index	5	9/20/19	EUR	—	(f)	197	5,223
SPI 200 Index	3	9/19/19	AUD	—	(f)	346	3,783
XAE Energy	2	9/20/19		$—	(f)	128	6,556

							$(287)

Short position contracts:
E-mini NASDAQ 100 Index	(2)	9/20/19	$	(—	)(f)	$(308)	$(7,561)
FTSE 100 Index	(2)	9/20/19	GBP	(—	)(f)	(187)	(2,010)
Mini MSCI Emerging Markets Index	(20)	9/20/19		$(1)		(1,054)	(46,145)
TOPIX Index	(1)	9/12/19	JPY	(10)		(144)	(1,303)
U.S. Dollar Index	(8)	9/16/19		$(8)		(765)	2,408

							$(54,611)

							$(54,898)

(e)	At June 30, 2019, the Fund pledged $680,971 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than 500.

Glossary:

AUD—Australian Dollar

EUR—Euro

FTSE—Financial Times Stock Exchange

GBP—British Pound

JPY—Japanese Yen

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2035 Fund

June 30, 2019 (unaudited)

	Shares	Value^

MUTUAL FUNDS (a)—92.3%

AllianzGI Advanced Core Bond	76,731	$1,150,198
AllianzGI Best Styles Global Equity (c)	770,383	11,147,438
AllianzGI Best Styles U.S. Equity (c)	359,591	5,810,986
AllianzGI Emerging Markets Small-Cap (b)	24,493	400,950
AllianzGI Global Dynamic Allocation (c)	971,353	18,873,398

Total Mutual Funds (cost—$35,919,778)		37,382,970

	Principal Amount (000s)	Value^

Repurchase Agreements—2.7%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $1,103,046; collateralized by U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25, valued at $1,129,230 including accrued interest (cost—$1,103,000)	$1,103	$1,103,000

Total Investments (cost—$37,022,778)—95.0%		38,485,970

Other assets less liabilities (d)—5.0%		2,004,698

Net Assets—100.0%		$40,490,668

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
Dow Jones U.S. Real Estate Index	18	9/20/19		$2		$623	$(9,940)
E-mini Russell 1000 Index	6	9/20/19		—	(f)	377	7,711
E-mini S&P 500 Index	13	9/20/19		1		1,914	(9,974)
Euro STOXX 50 Index	7	9/20/19	EUR	—	(f)	276	7,312
SPI 200 Index	5	9/19/19	AUD	—	(f)	576	6,305
XAE Energy	5	9/20/19		$1		321	16,389

							$17,803

Short position contracts:
E-mini NASDAQ 100 Index	(3)	9/20/19	$	(—	)(f)	$(462)	$(11,341)
FTSE 100 Index	(4)	9/20/19	GBP	(—	)(f)	(374)	(4,019)
Mini MSCI Emerging Markets Index	(23)	9/20/19		$(1)		(1,212)	(53,067)
TOPIX Index	(1)	9/12/19	JPY	(10)		(144)	(1,303)
U.S. Dollar Index	(8)	9/16/19		$(8)		(765)	3,640

							$(66,090)

							$(48,287)

(e)	At June 30, 2019, the Fund pledged $778,443 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than 500.

Glossary:

AUD—Australian Dollar

EUR—Euro

FTSE—Financial Times Stock Exchange

GBP—British Pound

JPY—Japanese Yen

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2040 Fund

June 30, 2019 (unaudited)

	Shares	Value^

MUTUAL FUNDS (a)—96.4%

AllianzGI Advanced Core Bond	41,009	$614,719
AllianzGI Best Styles Global Equity (c)	1,282,613	18,559,404
AllianzGI Best Styles U.S. Equity (c)	460,768	7,446,003
AllianzGI Emerging Markets Small-Cap (b)	26,941	441,031
AllianzGI Global Dynamic Allocation (c)	640,171	12,438,523

Total Mutual Funds (cost—$38,552,740)		39,499,680

	Principal Amount (000s)	Value^

Repurchase Agreements—1.1%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $469,020; collateralized by U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25, valued at $480,686 including accrued interest (cost—$469,000)	$469	$469,000

Total Investments (cost—$39,021,740)—97.5%		39,968,680

Other assets less liabilities (d)—2.5%		1,011,820

Net Assets—100.0%		$40,980,500

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
Dow Jones U.S. Real Estate Index	29	9/20/19		$3		$1,004	$(16,015)
E-mini Russell 1000 Index	10	9/20/19		1		628	12,853
E-mini S&P 500 Index	9	9/20/19		—	(f)	1,325	(6,905)
Euro STOXX 50 Index	11	9/20/19	EUR	—	(f)	434	11,491
SPI 200 Index	8	9/19/19	AUD	—	(f)	921	10,088
XAE Energy	7	9/20/19		$1		450	22,944

							$34,456

Short position contracts:
E-mini NASDAQ 100 Index	(4)	9/20/19	$	(—	)(f)	$(616)	$(15,121)
FTSE 100 Index	(5)	9/20/19	GBP	(—	)(f)	(468)	(5,024)
Mini MSCI Emerging Markets Index	(30)	9/20/19		$(2)		(1,580)	(69,218)
TOPIX Index	(2)	9/12/19	JPY	(20)		(288)	(2,606)
U.S. Dollar Index	(11)	9/16/19		$(11)		(1,052)	5,858

							$(86,111)

							$(51,655)

(e)	At June 30, 2019, the Fund pledged $883,096 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than 500.

Glossary:

AUD—Australian Dollar

EUR—Euro

FTSE—Financial Times Stock Exchange

GBP—British Pound

JPY—Japanese Yen

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2045 Fund

June 30, 2019 (unaudited)

	Shares	Value^

MUTUAL FUNDS (a)—96.0%

AllianzGI Best Styles Global Equity (c)	1,008,996	$14,600,171
AllianzGI Best Styles U.S. Equity (c)	316,544	5,115,357
AllianzGI Emerging Markets Small-Cap (b)	17,216	281,819
AllianzGI Global Dynamic Allocation (c)	320,208	6,221,646

Total Mutual Funds (cost—$25,752,017)		26,218,993

	Principal Amount (000s)	Value^

Repurchase Agreements—0.4%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $111,005; collateralized by U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25, valued at $114,449 including accrued interest (cost—$111,000)	$111	$111,000

Total Investments (cost—$25,863,017)—96.4%		26,329,993

Other assets less liabilities (d)—3.6%		992,908

Net Assets—100.0%		$27,322,901

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
Dow Jones U.S. Real Estate Index	22	9/20/19		$2		$762	$(12,149)
E-mini Russell 1000 Index	7	9/20/19		—	(f)	440	8,997
E-mini S&P 500 Index	8	9/20/19		—	(f)	1,178	(6,138)
Euro STOXX 50 Index	8	9/20/19	EUR	—	(f)	315	8,357
SPI 200 Index	6	9/19/19	AUD	—	(f)	691	7,566
XAE Energy	5	9/20/19		$1		321	16,389

							$23,022

Short position contracts:
E-mini NASDAQ 100 Index	(3)	9/20/19	$	(—	)(f)	$(462)	$(11,341)
FTSE 100 Index	(4)	9/20/19	GBP	(—	)(f)	(374)	(4,020)
Mini MSCI Emerging Markets Index	(22)	9/20/19		$(1)		(1,159)	(50,760)
TOPIX Index	(2)	9/12/19	JPY	(20)		(288)	(2,605)
U.S. Dollar Index	(8)	9/16/19		$(8)		(765)	4,261

							$(64,465)

							$(41,443)

(e)	At June 30, 2019, the Fund pledged $676,775 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than 500.

Glossary:

AUD—Australian Dollar

EUR—Euro

FTSE—Financial Times Stock Exchange

GBP—British Pound

JPY—Japanese Yen

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2050 Fund

June 30, 2019 (unaudited)

	Shares	Value^

MUTUAL FUNDS (a)—96.0%

AllianzGI Best Styles Global Equity (c)	1,256,384	$18,179,874
AllianzGI Best Styles U.S. Equity (c)	352,848	5,702,018
AllianzGI Emerging Markets Small-Cap (b)	19,491	319,069
AllianzGI Global Dynamic Allocation (c)	279,279	5,426,392

Total Mutual Funds (cost—$29,562,209)		29,627,353

	Principal Amount (000s)	Value^

Repurchase Agreements—1.2%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $378,016; collateralized by U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25, valued at $389,127 including accrued interest (cost—$378,000)	$378	$378,000

Total Investments (cost—$29,940,209)—97.2%		30,005,353

Other assets less liabilities (d)—2.8%		852,896

Net Assets—100.0%		$30,858,249

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
Dow Jones U.S. Real Estate Index	25	9/20/19		$3		$866	$(13,806)
E-mini Russell 1000 Index	10	9/20/19		1		628	12,853
E-mini S&P 500 Index	10	9/20/19		1		1,472	(7,672)
Euro STOXX 50 Index	9	9/20/19	EUR	—	(f)	355	9,401
SPI 200 Index	7	9/19/19	AUD	—	(f)	806	8,827
XAE Energy	5	9/20/19		$1		321	16,389

							$25,992

Short position contracts:
E-mini NASDAQ 100 Index	(4)	9/20/19	$	(—	)(f)	$(616)	$(15,121)
FTSE 100 Index	(4)	9/20/19	GBP	(—	)(f)	(374)	(4,020)
Mini MSCI Emerging Markets Index	(24)	9/20/19		$(1)		(1,264)	(55,374)
TOPIX Index	(2)	9/12/19	JPY	(20)		(288)	(2,605)
U.S. Dollar Index	(9)	9/16/19		$(9)		(861)	4,793

							$(72,327)

							$(46,335)

(e)	At June 30, 2019, the Fund pledged $713,548 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than 500.

Glossary:

AUD—Australian Dollar

EUR—Euro

FTSE—Financial Times Stock Exchange

GBP—British Pound

JPY—Japanese Yen

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2055 Fund

June 30, 2019 (unaudited)

	Shares	Value^

MUTUAL FUNDS (a)—94.7%

AllianzGI Best Styles Global Equity (c)	651,633	$9,429,123
AllianzGI Best Styles U.S. Equity (c)	180,922	2,923,696
AllianzGI Emerging Markets Small-Cap (b)	10,222	167,333
AllianzGI Global Dynamic Allocation (c)	143,343	2,785,154

Total Mutual Funds (cost—$15,371,601)		15,305,306

	Principal Amount (000s)	Value^

Repurchase Agreements—1.7%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $282,012; collateralized by U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25, valued at $289,938 including accrued interest (cost—$282,000)	$282	$282,000

Total Investments (cost—$15,653,601)—96.4%		15,587,306

Other assets less liabilities (d)—3.6%		580,736

Net Assets—100.0%		$16,168,042

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
Dow Jones U.S. Real Estate Index	13	9/20/19		$1		$450	$(7,179)
E-mini Russell 1000 Index	5	9/20/19		—	(f)	314	6,426
E-mini S&P 500 Index	6	9/20/19		—	(f)	884	(4,603)
Euro STOXX 50 Index	5	9/20/19	EUR	—	(f)	197	5,223
SPI 200 Index	4	9/19/19	AUD	—	(f)	460	5,044
XAE Energy	2	9/20/19		$—	(f)	128	6,556

							$11,467

Short position contracts:
E-mini NASDAQ 100 Index	(2)	9/20/19	$	(—	)(f)	$(308)	$(7,560)
FTSE 100 Index	(2)	9/20/19	GBP	(—	)(f)	(187)	(2,010)
Mini MSCI Emerging Markets Index	(13)	9/20/19		$(1)		(685)	(29,995)
TOPIX Index	(1)	9/12/19	JPY	(10)		(144)	(1,303)
U.S. Dollar Index	(5)	9/16/19		$(5)		(478)	2,663

							$(38,205)

							$(26,738)

(e)	At June 30, 2019, the Fund pledged $417,255 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than 500.

Glossary:

AUD—Australian Dollar

EUR—Euro

FTSE—Financial Times Stock Exchange

GBP—British Pound

JPY—Japanese Yen

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Multi Asset Income Fund

June 30, 2019 (unaudited)

	Shares	Value^

MUTUAL FUNDS—53.8%

AllianzGI Emerging Markets SRI Debt (a)(b)	214,528	$2,994,816
AllianzGI Floating Rate Note (a)(b)	202,481	2,994,696
AllianzGI Global High Yield (a)(b)	122,180	1,822,926
AllianzGI Preferred Securities & Income (a)(c)	196,135	2,996,944
AllianzGI Short Duration High Income (a)(c)	62,469	898,936
Harvest Asian Bond (b)	80,180	809,815
PIMCO Income (a)(b)	161,336	1,955,388
PIMCO Senior Floating Rate (a)(b)	169,877	1,661,392

Total Mutual Funds (cost—$15,843,515)		16,134,913

EXCHANGE-TRADED FUNDS—26.2%

iShares Broad USD Investment Grade Corporate Bond	30,000	1,712,100
iShares Emerging Markets Dividend	38,318	1,562,991
iShares iBoxx $ High Yield Corporate Bond	19,000	1,656,420
iShares iBoxx $ Investment Grade Corporate Bond	14,000	1,741,180
iShares International Select Dividend ETF	39,159	1,202,965

Total Exchange-Traded Funds (cost—$7,700,032)		7,875,656

COMMON STOCK—12.7%

Equity Real Estate Investment Trusts (REITs)—10.2%
American Tower Corp.	400	81,780
Apple Hospitality REIT, Inc.	14,100	223,626
AvalonBay Communities, Inc.	1,198	243,410
Crown Castle International Corp.	600	78,210
Digital Realty Trust, Inc.	750	88,342
EPR Properties	1,567	116,883
Gaming and Leisure Properties, Inc.	3,671	143,096
GEO Group, Inc.	4,051	85,111
Hospitality Properties Trust	4,603	115,075
Iron Mountain, Inc.	6,220	194,686
Kimco Realty Corp.	14,618	270,141
Omega Healthcare Investors, Inc.	3,300	121,275
Public Storage	551	131,232
Sabra Health Care REIT, Inc.	6,809	134,069
Senior Housing Properties Trust	18,666	154,368
Simon Property Group, Inc.	940	150,174
STAG Industrial, Inc.	4,134	125,012
Ventas, Inc.	1,809	123,645
VEREIT, Inc.	21,582	194,454
Welltower, Inc.	1,606	130,937
WP Carey, Inc.	1,785	144,906

		3,050,432

	Shares	Value^

Mortgage Real Estate Investment Trusts (REITs)—2.5%
AGNC Investment Corp.	8,700	$146,334
Annaly Capital Management, Inc.	9,500	86,735
Blackstone Mortgage Trust, Inc., Class A	2,500	88,950
Chimera Investment Corp.	5,000	94,350
New Residential Investment Corp.	7,767	119,534
Starwood Property Trust, Inc.	3,935	89,403
Two Harbors Investment Corp.	9,574	121,303

		746,609

Total Common Stock (cost—$3,576,959)		3,797,041

	Principal Amount (000s)

Repurchase Agreements—2.4%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $725,030; collateralized by U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25, valued at $740,104 including accrued interest (cost—$725,000)	$725	725,000

Total Investments (cost—$27,845,506)—95.1%		28,532,610

Other assets less liabilities (d)—4.9%		1,480,946

Net Assets—100.0%		$30,013,556

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

Schedule of Investments

AllianzGI Multi Asset Income Fund

June 30, 2019 (unaudited) (continued)

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
Brazilian Real	35	7/31/19		$3,500	$910	$(615)
E-mini S&P 500 Index	21	9/20/19		1	3,091	35,755
Mini MSCI Emerging Markets Index	15	9/20/19		1	790	(3,909)
TOPIX Index	10	9/12/19	JPY	100	1,439	12,480
U.S. Ultra Treasury Bond	11	9/19/19		$1,100	1,953	61,080

						$104,791

Short position contracts:
Dow Jones U.S. Real Estate Index	(57)	9/20/19		$(6)	$(1,974)	$31,113

						$135,904

(e)	At June 30, 2019, the Fund pledged $787,129 in cash as collateral for futures contracts.

Glossary:

JPY—Japanese Yen

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Global Allocation Fund

June 30, 2019 (unaudited)

	Shares	Value^

MUTUAL FUNDS (a)—93.3%

AllianzGI Advanced Core Bond	4,652,044	$69,734,132
AllianzGI Best Styles Global Equity (c)	8,589,726	124,293,342
AllianzGI Best Styles Global Managed Volatility	2,369,889	37,918,219
AllianzGI Emerging Markets Small-Cap (b)	290,699	4,758,737
AllianzGI Emerging Markets SRI Debt (b)	1,141,871	15,940,524
AllianzGI International Growth (d)	1,246,979	19,191,003
AllianzGI PerformanceFee Managed Futures Strategy (c)	3,221,389	30,860,906

Total Mutual Funds (cost—$294,596,530)		302,696,863

EXCHANGE-TRADED FUNDS—4.5%

iShares iBoxx $ Investment Grade Corporate Bond	54,041	6,721,079
iShares MBS	45,209	4,864,489
PIMCO 15+ Year U.S. TIPS Index (a)	46,612	3,242,797

Total Exchange-Traded Funds (cost—$14,503,692)		14,828,365

	Principal Amount (000s)	Value^

Repurchase Agreements—1.3%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $4,130,172; collateralized by U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25, valued at $4,219,354 including accrued interest (cost—$4,130,000)	$4,130	$4,130,000

Total Investments (cost—$313,230,222)—99.1%		321,655,228

Other assets less liabilities (e)—0.9%		2,770,335

Net Assets—100.0%		$324,425,563

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.
(d)	Non-income producing.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation
Long position contracts:
2-Year U.S. Treasury Note	106	9/30/19	$21,200	$22,809	$131,495
10-Year U.S. Treasury Note	190	9/19/19	19,000	24,314	430,123
Brazilian Real	123	7/31/19	12,300	3,198	13,201
E-mini S&P 500 Index	156	9/20/19	8	22,965	371,319
Japanese Yen	26	9/16/19	33	3,033	399
Mini MSCI Emerging Markets Index	60	9/20/19	3	3,160	8,904
U.S. Ultra Treasury Bond	18	9/19/19	1,800	3,196	99,950

					$1,055,391

(f)	At June 30, 2019, the Fund pledged $2,906,273 in cash as collateral for futures contracts.

Glossary:

MBS—Mortgage-Backed Securities

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—98.4%

Australia—2.3%
Alumina Ltd.	275,980	$453,006
Aristocrat Leisure Ltd.	29,565	639,082
BHP Group Ltd.	51,983	1,511,070
Bingo Industries Ltd.	284,191	451,672
BlueScope Steel Ltd.	42,948	365,185
Bravura Solutions Ltd.	77,079	263,863
Computershare Ltd.	38,200	435,660
CSL Ltd.	13,328	2,018,176
Flight Centre Travel Group Ltd.	14,590	425,603
Macquarie Group Ltd.	13,799	1,217,155
National Australia Bank Ltd.	56,621	1,063,573
Sandfire Resources NL	45,773	215,834
Sonic Healthcare Ltd.	30,637	583,756
St. Barbara Ltd.	67,870	140,170
Westpac Banking Corp.	61,140	1,218,535

		11,002,340

Austria—0.4%
Erste Group Bank AG (e)	15,288	566,942
EVN AG	15,600	235,926
OMV AG	9,104	443,771
Raiffeisen Bank International AG	20,390	478,771
voestalpine AG	13,469	416,391

		2,141,801

Bermuda—0.0%
Bank of NT Butterfield & Son Ltd.	6,457	219,280

Brazil—0.6%
Banco Bradesco S.A.	50,280	437,992
Banco do Brasil S.A.	30,200	424,221
JBS S.A.	101,500	560,901
Petroleo Brasileiro S.A.	87,300	682,495
Smiles Fidelidade S.A.	5,900	64,532
Suzano S.A.	12,870	110,100
Vale S.A.	58,019	782,964

		3,063,205

Canada—3.9%
Bank of Nova Scotia	30,343	1,629,817
Bausch Health Cos., Inc. (e)	21,600	544,969
BRP, Inc.	16,576	592,384
Canadian Apartment Properties REIT	9,004	332,506
Canadian Imperial Bank of Commerce	14,098	1,108,634
Cogeco Communications, Inc.	9,743	700,695
Dream Global Real Estate Investment Trust REIT	22,444	233,943
Exchange Income Corp.	9,638	281,144
Fairfax Financial Holdings Ltd.	1,431	702,371
Genworth MI Canada, Inc.	5,921	187,367
George Weston Ltd.	20,499	1,555,485
Husky Energy, Inc.	27,627	261,808
IA Financial Corp., Inc.	10,277	418,598
Magellan Aerospace Corp.	12,732	158,475
Magna International, Inc.	8,401	418,013
Manulife Financial Corp.	51,196	930,445
Martinrea International, Inc.	22,134	183,556
Methanex Corp.	6,471	293,766
National Bank of Canada	14,804	703,262
Northview Apartment Real Estate Investment Trust REIT	12,178	250,153
Nutrien Ltd.	23,066	1,233,839
Power Corp. of Canada	14,962	322,308
Royal Bank of Canada	27,029	2,147,996
Suncor Energy, Inc.	38,106	1,188,676
Teck Resources Ltd. Class B	17,546	404,903
Toronto-Dominion Bank	22,289	1,302,397
Transcontinental, Inc., Class A	53,535	596,446

		18,683,956

	Shares	Value^

Chile—0.1%
Banco Santander Chile	3,867,681	$288,239
Empresas CMPC S.A.	79,086	217,082
Itau CorpBanca	26,844,575	224,145

		729,466

China—3.8%
58.com, Inc. ADR (e)	8,423	523,658
Agile Group Holdings Ltd.	156,909	210,041
Agricultural Bank of China Ltd., Class H	850,000	355,748
Alibaba Group Holding Ltd. ADR (e)	15,842	2,684,427
Anhui Conch Cement Co., Ltd., Class H	59,500	372,310
Autohome, Inc. ADR (e)	7,128	610,299
Baidu, Inc. ADR (e)	5,652	663,319
Bank of Communications Co., Ltd., Class H	377,961	286,995
Beijing Enterprises Holdings Ltd.	86,000	437,158
BOC Aviation Ltd. (a)	79,600	667,078
China CITIC Bank Corp., Ltd., Class H	832,000	473,816
China Communications Services Corp., Ltd., Class H	298,000	231,107
China Construction Bank Corp., Class H	1,554,188	1,339,716
China Lumena New Materials Corp. (c)(d)(e)	60,228	1,156
China Shenhua Energy Co., Ltd., Class H	261,500	547,729
China Yuchai International Ltd.	11,447	171,590
China Zhongwang Holdings Ltd.	390,000	196,642
CIFI Holdings Group Co., Ltd.	1,138,000	749,865
CITIC Ltd.	219,000	315,206
Country Garden Holdings Co., Ltd.	214,000	325,333
Country Garden Services Holdings Co., Ltd.	24,597	56,836
CSPC Pharmaceutical Group Ltd.	186,000	299,990
Fosun International Ltd.	106,000	141,130
Guangzhou Automobile Group Co., Ltd., Class H	283,991	303,437
Industrial & Commercial Bank of China Ltd., Class H	1,573,000	1,148,166
Kingboard Holdings Ltd.	65,500	182,428
Postal Savings Bank of China Co., Ltd., Class H (a)	394,000	234,103
Shanghai Industrial Holdings Ltd.	152,000	329,572
Sinotrans Ltd., Class H	214,000	77,828
Sinotruk Hong Kong Ltd.	159,000	275,489
SSY Group Ltd.	210,000	189,836
Tencent Holdings Ltd.	72,819	3,294,287
Uni-President China Holdings Ltd.	365,000	406,573
Yuzhou Properties Co., Ltd.	472,708	222,056

		18,324,924

Czech Republic—0.1%
CEZ AS	21,259	513,753

Denmark—0.3%
Demant A/S (e)	23,338	726,398
Netcompany Group A/S (a)(e)	7,534	303,465
Royal Unibrew A/S	3,048	222,826

		1,252,689

Finland—0.2%
Outokumpu Oyj	55,348	189,232
Stora Enso Oyj, Class R	27,449	323,011
UPM-Kymmene Oyj	24,829	660,626

		1,172,869

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

France—4.3%
Aeroports de Paris	2,693	$475,134
ArcelorMittal	25,006	447,307
AXA S.A.	41,119	1,079,855
BNP Paribas S.A.	22,497	1,066,476
Cie de Saint-Gobain	19,165	748,389
Cie Generale des Etablissements Michelin SCA	9,015	1,139,869
CNP Assurances	25,929	588,546
Coface S.A.	26,406	266,339
Credit Agricole S.A.	31,895	380,594
Eiffage S.A.	8,035	794,095
Engie S.A.	76,034	1,152,940
Faurecia S.A.	6,885	319,339
Ipsen S.A.	3,773	514,621
Jacquet Metal Service S.A.	9,684	197,944
Kaufman & Broad S.A.	6,512	249,097
Kering S.A.	1,826	1,077,747
Klepierre S.A. REIT	15,094	505,692
Korian S.A.	6,364	242,074
L’Oreal S.A.	3,830	1,088,976
LVMH Moet Hennessy Louis Vuitton SE	3,697	1,571,689
Orange S.A.	69,585	1,097,571
Peugeot S.A.	27,928	687,377
Renault S.A.	5,725	359,932
Societe Generale S.A.	22,068	556,983
STMicroelectronics NV	20,325	360,486
Total S.A.	36,522	2,048,656
Unibail-Rodamco-Westfield REIT	4,026	603,147
Vinci S.A.	13,241	1,352,245

		20,973,120

Germany—1.8%
Bayer AG	21,591	1,497,558
Bayerische Motoren Werke AG	4,517	333,885
Covestro AG (a)	7,673	390,629
Deutsche Boerse AG	6,016	849,279
Deutsche Lufthansa AG	21,986	376,968
Deutsche Telekom AG	58,038	1,005,487
Deutz AG	33,091	321,927
DWS Group GmbH & Co. KGaA (a)	13,206	461,011
Fresenius SE & Co. KGaA	13,631	740,163
HeidelbergCement AG	8,104	655,819
MTU Aero Engines AG	1,328	316,742
SAP SE	13,756	1,885,835

		8,835,303

Greece—0.0%
FF Group (c)(d)(e)	19,365	—	†

Hong Kong—0.7%
CK Asset Holdings Ltd.	94,500	740,320
Hang Seng Bank Ltd.	28,100	699,423
Health & Happiness H&H International Holdings Ltd.	39,500	224,592
Hysan Development Co., Ltd.	111,000	573,554
IT Ltd.	244,000	102,909
Johnson Electric Holdings Ltd.	115,000	245,857
Kerry Properties Ltd.	73,257	307,717
Wharf Real Estate Investment Co., Ltd.	52,000	366,466

		3,260,838

Hungary—0.1%
Magyar Telekom Telecommunications PLC	286,755	425,161

Indonesia—0.5%
Astra International Tbk PT	1,037,200	547,053
Bank Central Asia Tbk PT	228,500	484,894
Bank Negara Indonesia Persero Tbk PT	835,745	544,491

	Shares	Value^

Indah Kiat Pulp & Paper Corp. Tbk PT	358,900	$238,561
Indika Energy Tbk PT	488,300	58,154
Indo Tambangraya Megah Tbk PT	156,400	194,418
Mitra Adiperkasa Tbk PT	4,042,900	257,555

		2,325,126

Ireland—0.1%
Origin Enterprises PLC	37,213	216,522
Smurfit Kappa Group PLC	15,510	469,374

		685,896

Israel—0.3%
Bank Leumi Le-Israel BM	45,817	331,167
First International Bank of Israel Ltd.	10,252	258,997
Harel Insurance Investments & Financial Services Ltd.	24,265	182,183
Hilan Ltd.	13,889	451,949
Teva Pharmaceutical Industries Ltd. ADR (e)	33,622	310,331

		1,534,627

Italy—1.2%
Amplifon SpA	14,445	338,460
Enav SpA (a)	53,340	302,755
Enel SpA	282,160	1,968,277
Eni SpA	57,089	949,237
Intesa Sanpaolo SpA	229,762	491,875
Iren SpA	87,670	227,890
Mediobanca Banca di Credito Finanziario SpA	33,911	349,683
Moncler SpA	15,320	656,636
Telecom Italia SpA (e)	922,657	503,729
Unipol Gruppo SpA	51,626	251,560

		6,040,102

Japan—7.0%
Aeon Co., Ltd.	27,400	471,538
AGC, Inc.	10,600	367,204
Astellas Pharma, Inc.	114,700	1,634,562
Bandai Namco Holdings, Inc.	15,500	752,132
Chubu Electric Power Co., Inc.	45,900	644,772
Dai-ichi Life Holdings, Inc.	36,800	556,774
Daikin Industries Ltd.	7,000	916,573
East Japan Railway Co.	8,800	824,065
Exedy Corp.	5,926	124,444
Hitachi Ltd.	24,600	905,101
Honda Motor Co., Ltd.	59,800	1,546,354
Hoya Corp.	12,200	937,621
ITOCHU Corp.	59,923	1,147,946
JFE Holdings, Inc.	18,400	270,936
JVC Kenwood Corp.	79,200	184,459
JXTG Holdings, Inc.	81,800	407,683
Kajima Corp.	41,500	570,810
Kansai Electric Power Co., Inc.	44,100	505,535
Kikkoman Corp.	11,100	484,030
Mazda Motor Corp.	54,800	567,257
Mitsubishi Chemical Holdings Corp.	47,394	331,820
Mitsubishi Corp.	59,200	1,564,382
Mitsui & Co., Ltd.	98,700	1,611,070
Mitsui Matsushima Holdings Co., Ltd.	15,200	189,851
Mitsui Sugar Co., Ltd.	13,000	268,996
Nidec Corp.	6,400	878,944
Nippon Telegraph & Telephone Corp.	20,348	948,007
Nissan Motor Co., Ltd.	130,541	934,995
Obayashi Corp.	59,900	591,734
Recruit Holdings Co., Ltd.	61,700	2,065,832
SBI Holdings, Inc.	20,000	496,764
Secom Co., Ltd.	7,300	629,039
Shiseido Co., Ltd.	15,300	1,157,241
SoftBank Group Corp.	36,800	1,772,483
Sojitz Corp.	62,716	201,831
Sony Corp.	24,800	1,303,239

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

Sumitomo Electric Industries Ltd.	35,100	$462,008
Sumitomo Mitsui Financial Group, Inc.	27,200	964,122
Sumitomo Rubber Industries Ltd.	37,100	429,702
Teijin Ltd.	15,800	269,936
Toyota Motor Corp.	40,749	2,529,039
Toyota Tsusho Corp.	10,200	309,843
YA-MAN Ltd.	28,900	238,270

		33,968,944

Korea (Republic of)—1.3%
Dongwon Industries Co., Ltd.	2,076	449,738
Hana Financial Group, Inc.	11,387	369,079
HDC Hyundai Development Co-Engineering & Construction	1	38
Industrial Bank of Korea	18,603	226,491
KB Financial Group, Inc.	13,482	534,415
LG Corp.	2,955	196,727
LG Electronics, Inc.	8,157	561,252
POSCO	1,742	369,800
Samsung Electronics Co., Ltd. GDR	1,622	1,649,574
Shinhan Financial Group Co., Ltd.	16,842	655,054
SK Hynix, Inc.	12,764	767,747
SK Telecom Co., Ltd.	1,989	446,153

		6,226,068

Malaysia—0.4%
AirAsia Group Bhd.	305,900	202,040
CIMB Group Holdings Bhd.	379,500	494,323
Genting Bhd.	167,800	275,115
Hong Leong Financial Group Bhd.	67,900	304,484
Petronas Chemicals Group Bhd.	143,100	290,890
Petronas Dagangan Bhd.	77,000	473,670

		2,040,522

Mexico—0.5%
Banco del Bajio S.A. (a)	59,200	118,562
Grupo Financiero Banorte S.A.B de C.V., Class O	85,600	497,177
Megacable Holdings S.A.B de C.V. UNIT	47,700	203,288
Ternium S.A. ADR	17,835	400,039
Wal-Mart de Mexico S.A.B de C.V.	417,300	1,139,034

		2,358,100

Netherlands—1.0%
Aegon NV	90,506	449,584
AerCap Holdings NV (e)	8,753	455,244
ASML Holding NV	7,022	1,461,207
ASR Nederland NV	8,937	363,122
Flow Traders (a)	7,809	228,028
Koninklijke Ahold Delhaize NV	55,168	1,238,505
NIBC Holding NV (a)	30,769	275,939
Signify NV (a)	9,069	268,121

		4,739,750

New Zealand—0.3%
a2 Milk Co., Ltd. (e)	41,375	408,995
Air New Zealand Ltd.	203,124	362,113
Auckland International Airport Ltd.	60,507	400,572
Oceania Healthcare Ltd.	301,697	210,916
Summerset Group Holdings Ltd.	38,100	142,614
Synlait Milk Ltd. (e)	11,224	69,451

		1,594,661

Norway—0.6%
Austevoll Seafood ASA	13,592	142,862
Elkem ASA (a)	85,536	241,464
Equinor ASA	34,244	679,311
FLEX LNG Ltd. (e)	18,750	221,610
Frontline Ltd. (e)	45,718	371,286
Norsk Hydro ASA	97,631	349,689
Norwegian Finans Holding ASA (e)	26,484	192,677

	Shares	Value^

Salmar ASA	5,740	$249,878
Selvaag Bolig ASA	59,599	307,790
Sparebank 1 Nord Norge	21,943	174,790

		2,931,357

Peru—0.0%
Ferreycorp SAA	164,086	112,620
Volcan Cia Minera SAA, Class B	750,965	118,592

		231,212

Philippines—0.3%
Globe Telecom, Inc.	6,335	279,687
Metro Pacific Investments Corp.	1,714,000	160,569
San Miguel Corp.	48,130	164,610
SM Prime Holdings, Inc.	502,000	363,582
Vista Land & Lifescapes, Inc.	2,079,900	289,445

		1,257,893

Poland—0.1%
Asseco Poland S.A.	18,081	258,117

Qatar—0.1%
Commercial Bank PQSC	125,840	158,547
Industries Qatar QSC	82,690	261,154

		419,701

Romania—0.1%
BRD-Groupe Societe Generale S.A.	101,864	309,890

Singapore—0.1%
United Overseas Bank Ltd.	26,700	516,168

South Africa—0.1%
Astral Foods Ltd.	24,719	272,041

Spain—0.9%
Amadeus IT Group S.A.	11,091	878,912
Banco Santander S.A.	259,171	1,201,167
CaixaBank S.A.	107,114	307,204
International Consolidated Airlines Group S.A.	61,642	373,715
Repsol S.A.	43,006	674,886
Telefonica S.A.	106,703	877,451

		4,313,335

Sweden—0.6%
Dios Fastigheter AB	33,015	244,479
Klovern AB, Class B	183,704	289,243
Lundin Petroleum AB	8,772	273,306
Nyfosa AB (e)	17,717	111,135
SSAB AB, Class A	62,981	219,907
Swedbank AB, Class A	31,229	470,132
Volvo AB, Class B	73,821	1,172,992

		2,781,194

Switzerland—1.8%
Implenia AG	6,903	204,587
Lonza Group AG (e)	3,120	1,053,290
Nestle S.A.	16,141	1,670,952
Novartis AG	31,994	2,920,788
Straumann Holding AG	489	432,119
Sunrise Communications Group AG (a)(e)	3,073	229,517
Swiss Life Holding AG	2,273	1,126,921
Zurich Insurance Group AG	3,229	1,123,529

		8,761,703

Taiwan—1.7%
Asia Cement Corp.	219,000	335,597
China Development Financial Holding Corp.	1,547,000	472,208
E.Sun Financial Holding Co., Ltd.	538,000	450,627
Far Eastern New Century Corp.	277,000	299,271
Formosa Chemicals & Fibre Corp.	105,000	348,912
Formosa Plastics Corp.	71,000	262,036

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

Grand Pacific Petrochemical	296,000	$195,856
Great Wall Enterprise Co., Ltd.	264,290	340,157
Hon Hai Precision Industry Co., Ltd.	1	2
Lien Hwa Industrial Corp.	243,100	292,900
Nanya Technology Corp.	196,000	407,490
Pou Chen Corp.	318,000	394,380
Powertech Technology, Inc.	52,000	127,434
President Chain Store Corp.	30,000	290,335
Ruentex Development Co., Ltd.	251,000	359,189
Taiwan Cement Corp.	229,000	339,469
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	31,886	1,248,975
Tripod Technology Corp.	76,000	270,300
Uni-President Enterprises Corp.	110,000	293,005
United Microelectronics Corp. ADR	270,931	598,758
Yuanta Financial Holding Co., Ltd.	1,285,000	772,437

		8,099,338

Thailand—0.4%
Bangkok Dusit Medical Services PCL (c)(d)	370,700	314,384
Banpu PCL (c)(d)	378,600	185,384
Kiatnakin Bank PCL (c)(d)	256,000	580,421
PTT Global Chemical PCL (c)(d)	171,100	357,418
Thanachart Capital PCL (c)(d)	114,200	206,750
Tisco Financial Group PCL (c)(d)	96,700	294,953

		1,939,310

Turkey—0.3%
Akbank T.A.S. (e)	146,411	173,280
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	460,283	89,730
Eregli Demir ve Celik Fabrikalari T.A.S	121,203	164,619
Haci Omer Sabanci Holding A/S	105,417	156,237
Soda Sanayii AS	182,075	199,982
TAV Havalimanlari Holding AS	50,295	234,238
Trakya Cam Sanayii AS	372,303	188,135
Turk Hava Yollari AO (e)	53,783	119,521
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (e)	48,820	38,902

		1,364,644

United Arab Emirates—0.2%
Aldar Properties PJSC	922,648	475,648
DP World PLC	17,421	276,994

		752,642

United Kingdom—4.1%
Alliance Pharma PLC	522,375	451,105
Anglo American PLC	49,575	1,416,279
Aviva PLC	121,876	645,523
BP PLC	388,925	2,709,547
British American Tobacco PLC	10,000	349,159
Diageo PLC	20,000	860,805
easyJet PLC	11,778	142,602
Greene King PLC	41,092	322,304
HSBC Holdings PLC	115,233	961,764
Informa PLC	68,189	723,134
J Sainsbury PLC	87,576	217,626
Keller Group PLC	37,415	291,522
Legal & General Group PLC	197,926	678,097
Lloyds Banking Group PLC	1,453,119	1,043,657
Marston’s PLC	212,342	314,697
Morgan Sindall Group PLC	11,799	185,503
National Express Group PLC	104,616	533,438

	Shares	Value^

Rio Tinto Ltd.	8,643	$632,886
Rio Tinto PLC	26,166	1,619,493
Royal Dutch Shell PLC, Class A	18,868	614,403
Royal Dutch Shell PLC, Class B	77,686	2,545,512
Standard Life Aberdeen PLC	169,690	634,904
Taylor Wimpey PLC	101,667	204,010
TUI AG	30,283	297,336
Vesuvius PLC	38,406	267,280
Vodafone Group PLC	722,578	1,184,350

		19,846,936

United States—55.8%
Abbott Laboratories	23,273	1,957,259
AbbVie, Inc.	17,342	1,261,110
ABIOMED, Inc. (e)	1,765	459,765
Adobe, Inc. (e)	11,151	3,285,642
AES Corp.	44,993	754,083
Aflac, Inc.	27,595	1,512,482
Agilent Technologies, Inc.	11,487	857,734
Alcon, Inc. (e)	6,537	403,657
Align Technology, Inc. (e)	4,013	1,098,358
Allstate Corp.	13,627	1,385,730
Ally Financial, Inc.	10,781	334,103
Alphabet, Inc., Class A (e)	2,445	2,647,446
Alphabet, Inc., Class C (e)	2,614	2,825,499
Amazon.com, Inc. (e)	5,300	10,036,239
American Equity Investment Life Holding Co.	12,987	352,727
American Express Co.	12,842	1,585,217
AMETEK, Inc.	15,490	1,407,112
Antero Resources Corp. (e)	32,281	178,514
Anthem, Inc.	10,628	2,999,328
Apple, Inc.	52,195	10,330,434
Archer-Daniels-Midland Co.	69,109	2,819,647
AT&T, Inc.	141,419	4,738,951
Athene Holding Ltd., Class A (e)	23,580	1,015,355
AutoZone, Inc. (e)	918	1,009,313
Avnet, Inc.	21,467	971,811
AXA Equitable Holdings, Inc.	28,907	604,156
Bank of America Corp.	109,826	3,184,954
Baxter International, Inc.	12,325	1,009,418
Becton Dickinson and Co.	4,867	1,226,533
Berkshire Hathaway, Inc., Class B (e)	6,752	1,439,324
Best Buy Co., Inc.	12,558	875,669
BGC Partners, Inc., Class A	32,762	171,345
Boeing Co.	11,398	4,148,986
BorgWarner, Inc.	6,981	293,062
Boston Beer Co., Inc., Class A (e)	1,533	579,106
Boston Scientific Corp. (e)	52,512	2,256,966
Broadridge Financial Solutions, Inc.	10,328	1,318,679
Bunge Ltd.	16,076	895,594
CAI International, Inc. (e)	19,219	477,016
Carnival Corp.	29,599	1,377,833
Caterpillar, Inc.	8,537	1,163,508
CDW Corp.	12,220	1,356,420
Celanese Corp.	4,019	433,248
Centene Corp. (e)	8,722	457,382
Chevron Corp.	32,106	3,995,271
Cigna Corp.	4,125	649,894
Cisco Systems, Inc.	99,062	5,421,663
Citi Trends, Inc.	11,649	170,308
Citigroup, Inc.	35,378	2,477,521
Citizens Financial Group, Inc.	19,364	684,711
Comcast Corp., Class A	74,776	3,161,529
Conagra Brands, Inc.	32,373	858,532

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

ConocoPhillips	20,334	$1,240,374
Constellation Brands, Inc., Class A	6,444	1,269,081
Costco Wholesale Corp.	14,223	3,758,570
Coty, Inc., Class A	36,713	491,954
Crown Castle International Corp. REIT	8,429	1,098,720
CSX Corp.	22,593	1,748,020
Cushman & Wakefield PLC (e)	13,731	245,510
CVS Health Corp.	42,862	2,335,550
Dana, Inc.	16,290	324,823
Danaher Corp.	11,326	1,618,712
Duke Energy Corp.	6,000	529,440
Eastman Chemical Co.	12,588	979,724
Eaton Corp. PLC	18,357	1,528,771
Edison International	10,022	675,583
Eli Lilly & Co.	21,542	2,386,638
Encompass Health Corp.	3,693	233,988
Entergy Corp.	15,264	1,571,124
EOG Resources, Inc.	8,027	747,795
Exelon Corp.	56,253	2,696,769
Exxon Mobil Corp.	38,954	2,985,045
Facebook, Inc., Class A (e)	24,384	4,706,112
FedEx Corp.	5,810	953,944
FLIR Systems, Inc.	16,451	889,999
Fortinet, Inc. (e)	7,896	606,650
Garmin Ltd.	10,057	802,549
Garrett Motion, Inc. (e)	1,276	19,587
General Motors Co.	50,389	1,941,488
Globus Medical, Inc., Class A (e)	9,754	412,594
GMS, Inc. (e)	14,050	309,100
Haemonetics Corp. (e)	2,624	315,772
Hartford Financial Services Group, Inc.	14,615	814,348
HCA Healthcare, Inc.	11,281	1,524,853
HEICO Corp., Class A	7,458	770,933
Herbalife Nutrition Ltd. (e)	9,067	387,705
Hewlett Packard Enterprise Co.	59,173	884,636
HollyFrontier Corp.	15,805	731,455
Home Depot, Inc.	16,751	3,483,705
HP, Inc.	80,732	1,678,418
Humana, Inc.	3,272	868,062
Illumina, Inc. (e)	5,734	2,110,972
Intel Corp.	64,724	3,098,338
Intuit, Inc.	4,936	1,289,925
Intuitive Surgical, Inc. (e)	3,650	1,914,608
Jacobs Engineering Group, Inc.	5,070	427,857
Johnson & Johnson	32,857	4,576,323
JPMorgan Chase & Co.	46,250	5,170,750
Kohl’s Corp.	5,399	256,722
Korn Ferry	3,757	150,543
Lam Research Corp.	2,000	375,680
Lear Corp.	3,608	502,486
Loews Corp.	29,194	1,596,036
Lululemon Athletica, Inc. (e)	7,638	1,376,444
LyondellBasell Industries NV, Class A	6,356	547,442
Macy’s, Inc.	11,565	248,185
ManTech International Corp., Class A	9,307	612,866
Marathon Petroleum Corp.	13,699	765,500
MarineMax, Inc. (e)	13,002	213,753
Mastercard, Inc., Class A	12,719	3,364,557
MasterCraft Boat Holdings, Inc. (e)	12,300	240,957
McDonald’s Corp.	2,527	524,757
McGrath RentCorp	3,634	225,853
MDC Holdings, Inc.	8,920	292,398
Mercer International, Inc.	28,751	444,778
Merck & Co., Inc.	43,306	3,631,208
Merit Medical Systems, Inc. (e)	5,184	308,759
Micron Technology, Inc. (e)	25,268	975,092
Microsoft Corp.	88,377	11,838,983
NetApp, Inc.	19,712	1,216,230
Netflix, Inc. (e)	7,210	2,648,377

	Shares	Value^

Newmark Group, Inc., Class A	15,198	$136,478
Norfolk Southern Corp.	5,988	1,193,588
Northern Oil and Gas, Inc. (e)	104,131	200,973
NVIDIA Corp.	7,925	1,301,523
O’Reilly Automotive, Inc. (e)	3,857	1,424,467
Occidental Petroleum Corp.	11,465	576,460
Old Dominion Freight Line, Inc.	11,103	1,657,234
Ollie’s Bargain Outlet Holdings, Inc. (e)	2,925	254,797
Oracle Corp.	40,237	2,292,302
Owens Corning	6,029	350,888
PACCAR, Inc.	25,361	1,817,369
PBF Energy, Inc., Class A	5,756	180,163
Pfizer, Inc.	73,674	3,191,558
Phillips 66	8,009	749,162
Planet Fitness, Inc., Class A (e)	4,099	296,932
PNC Financial Services Group, Inc.	15,570	2,137,450
Procter & Gamble Co.	31,530	3,457,265
Progressive Corp.	14,253	1,139,242
Prudential Financial, Inc.	10,359	1,046,259
PulteGroup, Inc.	22,928	724,983
Quest Diagnostics, Inc.	5,828	593,349
RadNet, Inc. (e)	36,275	500,232
Ralph Lauren Corp.	4,344	493,435
Reinsurance Group of America, Inc.	7,664	1,195,814
Reliance Steel & Aluminum Co.	1,549	146,566
Robert Half International, Inc.	8,133	463,662
Ross Stores, Inc.	13,816	1,369,442
Sabre Corp.	22,706	504,073
Salesforce.com, Inc. (e)	17,475	2,651,482
Santander Consumer USA Holdings, Inc.	12,250	293,510
Simply Good Foods Co. (e)	25,564	615,581
SS&C Technologies Holdings, Inc.	21,253	1,224,385
Synovus Financial Corp.	5,577	195,195
Sysco Corp.	10,736	759,250
T Rowe Price Group, Inc.	7,380	809,660
Target Corp.	15,326	1,327,385
TE Connectivity Ltd.	9,623	921,691
Texas Instruments, Inc.	18,213	2,090,124
Thermo Fisher Scientific, Inc.	10,037	2,947,666
TJX Cos., Inc.	39,714	2,100,076
Toll Brothers, Inc.	6,942	254,216
Total System Services, Inc.	7,569	970,876
Tractor Supply Co.	6,169	671,187
Tyson Foods, Inc., Class A	15,194	1,226,764
Union Pacific Corp.	14,727	2,490,483
United Rentals, Inc. (e)	8,557	1,134,915
UnitedHealth Group, Inc.	15,461	3,772,639
Unum Group	17,059	572,329
Verint Systems, Inc. (e)	4,677	251,529
Verizon Communications, Inc.	58,494	3,341,762
Verso Corp., Class A (e)	11,270	214,694
Viacom, Inc. Class B	21,432	640,174
Visa, Inc., Class A	28,272	4,906,606
Vishay Intertechnology, Inc.	10,439	172,452
Vistra Energy Corp.	33,515	758,780
Voya Financial, Inc.	12,887	712,651
Walgreens Boots Alliance, Inc.	22,194	1,213,346
WellCare Health Plans, Inc. (e)	1,309	373,157
Wells Fargo & Co.	15,020	710,746
Xenia Hotels & Resorts, Inc. REIT	9,499	198,054
Zebra Technologies Corp., Class A (e)	1,630	341,469
Zoetis, Inc.	10,387	1,178,821

		269,869,945

Total Common Stock (cost—$439,301,177)		476,037,927

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

EXCHANGE-TRADED FUNDS—0.7%

iShares Core MSCI EAFE	15,072	$925,421
iShares Core MSCI Emerging Markets	17,983	925,045
iShares Core S&P 500	5,745	1,693,339

Total Exchange-Traded Funds (cost—$3,451,334)		3,543,805

PREFERRED STOCK—0.6%

Brazil—0.1%
Petroleo Brasileiro S.A.	103,000	735,226

Colombia—0.1%
Grupo Aval Acciones y Valores S.A.	693,573	277,343

Germany—0.1%
Sixt SE	5,631	410,348

Korea (Republic of)—0.3%
Samsung Electronics Co., Ltd.	37,695	1,250,130

Total Preferred Stock (cost—$2,250,268)		2,673,047

RIGHTS—0.0%

Spain—0.0%
Repsol S.A.,expires 7/9/19 (e) (cost—$24,381)	43,006	23,855

	Principal Amount (000s)	Value^

Repurchase Agreements—0.3%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $1,651,069; collateralized by U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25, valued at $1,686,216 including accrued interest (cost—$1,651,000)	$1,651	$1,651,000

Total Investments (cost—$446,678,160) (b)—100.0%		483,929,634

Other assets less liabilities—0.0%		42,362

Net Assets—100.0%		$483,971,996

Notes to Schedule of Investments:

†	Actual amount rounds to less than $1.
(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $3,720,672, representing 0.8% of net assets.

(b)	Securities with an aggregate value of $165,601,300, representing 34.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $1,940,466, representing 0.4% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

EAFE—Europe, Australasia and Far East

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2019 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	9.8%
Oil, Gas & Consumable Fuels	5.9%
Software	5.5%
Pharmaceuticals	4.8%
Insurance	4.2%
Technology Hardware, Storage & Peripherals	3.5%
Healthcare Providers & Services	3.5%
Interactive Media & Services	3.2%
Healthcare Equipment & Supplies	3.1%
Diversified Telecommunication Services	2.8%
IT Services	2.7%
Semiconductors & Semiconductor Equipment	2.7%
Food Products	2.6%
Internet & Direct Marketing Retail	2.6%
Specialty Retail	2.4%
Metals & Mining	2.2%
Food & Staples Retailing	2.2%
Automobiles	2.0%
Electric Utilities	1.9%
Road & Rail	1.7%
Trading Companies & Distributors	1.7%
Life Sciences Tools & Services	1.4%
Chemicals	1.3%
Real Estate Management & Development	1.3%
Electronic Equipment, Instruments & Components	1.2%
Capital Markets	1.2%
Textiles, Apparel & Luxury Goods	1.2%
Communications Equipment	1.1%
Aerospace & Defense	1.1%
Machinery	1.1%
Media	1.0%
Household Durables	1.0%
Hotels, Restaurants & Leisure	0.9%
Construction & Engineering	0.9%
Electrical Equipment	0.9%
Auto Components	0.9%
Wireless Telecommunication Services	0.8%
Exchange-Traded Funds	0.7%
Household Products	0.7%
Personal Products	0.7%
Equity Real Estate Investment Trusts (REITs)	0.7%
Entertainment	0.7%
Biotechnology	0.7%
Diversified Financial Services	0.6%
Beverages	0.6%
Professional Services	0.6%
Building Products	0.5%
Multi-Line Retail	0.5%
Consumer Finance	0.5%
Paper & Forest Products	0.5%
Industrial Conglomerates	0.4%
Commercial Services & Supplies	0.4%
Airlines	0.4%
Construction Materials	0.4%
Transportation Infrastructure	0.4%
Leisure Equipment & Products	0.3%
Independent Power Producers & Energy Traders	0.3%
Multi-Utilities	0.3%
Air Freight & Logistics	0.2%
Containers & Packaging	0.1%
Commercial Services	0.1%
Tobacco	0.1%
Thrifts & Mortgage Finance	0.0%
Repurchase Agreements	0.3%
Other assets less liabilities	0.0%

100.0%

Schedule of Investments

AllianzGI Best Styles International Equity Fund

June 30, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—97.6%

Australia—3.4%
Alumina Ltd.	22,152	$36,361
Aristocrat Leisure Ltd.	3,948	85,341
Aurizon Holdings Ltd.	13,362	50,724
Australian Pharmaceutical Industries Ltd.	36,421	33,828
Bravura Solutions Ltd.	3,358	11,495
Crown Resorts Ltd.	3,011	26,318
GrainCorp Ltd., Class A	1,347	7,551
IDP Education Ltd.	1,446	17,980
Macquarie Group Ltd.	1,937	170,855
Orora Ltd.	31,669	72,137
Qantas Airways Ltd.	19,559	74,224
Sandfire Resources NL	2,399	11,312
Saracen Mineral Holdings Ltd. (e)	9,428	24,407
Sims Metal Management Ltd.	4,351	33,279
South32 Ltd.	15,607	34,985
Super Retail Group Ltd.	2,954	17,098
Wesfarmers Ltd.	3,912	99,444

		807,339

Austria—0.7%
Erste Group Bank AG (e)	153	5,674
Lenzing AG	117	13,043
Mayr Melnhof Karton AG	307	38,609
OMV AG	1,944	94,760
Telekom Austria AG (e)	282	2,129

		154,215

Belgium—0.9%
Ageas	1,045	54,382
Barco NV	64	13,489
Cofinimmo S.A. REIT	102	13,245
Colruyt S.A.	535	31,059
UCB S.A.	1,080	89,629

		201,804

Brazil—0.4%
Banco Santander Brasil S.A. ADR	3,762	44,655
Porto Seguro S.A.	700	9,421
SLC Agricola S.A.	1,400	6,442
Vale S.A.	2,597	35,047

		95,565

Canada—0.9%
Canfor Corp. (e)	731	5,934
Capital Power Corp.	592	13,630
Empire Co., Ltd., Class A	1,046	26,343
Kirkland Lake Gold Ltd.	742	31,968
Methanex Corp.	605	27,465
Parkland Fuel Corp.	1,014	32,172
Rogers Communications, Inc., Class B	626	33,510
Toronto-Dominion Bank	841	49,081

		220,103

China—0.6%
Agricultural Bank of China Ltd., Class H	98,000	41,016
Bosideng International Holdings Ltd.	48,000	13,365
China Mobile Ltd.	2,000	18,207
China Petroleum & Chemical Corp. ADR	363	24,757
Guangdong Investment Ltd.	26,000	51,407

		148,752

Denmark—0.9%
Alm Brand A/S	7,920	70,032
Novo Nordisk A/S, Class B	1,963	100,265
Rockwool International A/S, Class B	41	10,489
Topdanmark A/S	474	26,751

		207,537

Finland—0.7%
Cramo Oyj	530	12,583
Nokia Oyj	2,033	10,094

	Shares	Value^

Tieto Oyj	232	$6,875
UPM-Kymmene Oyj	3,506	93,284
Valmet Oyj	1,557	38,843

		161,679

France—9.8%
Aeroports de Paris	148	26,112
Airbus SE	93	13,196
Alten S.A.	701	84,044
Amundi S.A. (a)	430	30,022
ArcelorMittal	2,474	44,310
Arkema S.A.	122	11,342
Atos SE	618	51,632
BNP Paribas S.A.	1,213	57,503
Bouygues S.A.	3,417	126,542
Casino Guichard Perrachon S.A.	611	20,843
Christian Dior SE	145	76,040
CNP Assurances	679	15,412
Credit Agricole S.A.	12,649	150,937
Dassault Aviation S.A.	18	25,871
Eiffage S.A.	635	62,757
Engie S.A.	9,458	143,416
ICADE REIT	217	19,888
Ipsen S.A.	356	48,557
Kaufman & Broad S.A.	340	13,006
Kering S.A.	315	185,920
LVMH Moet Hennessy Louis Vuitton SE	221	93,953
Orange S.A.	4,509	71,121
Peugeot S.A.	5,058	124,490
Rubis SCA	86	4,842
Safran S.A.	636	93,042
Sanofi	3,621	312,935
SCOR SE	328	14,379
Societe Generale S.A.	4,714	118,978
STMicroelectronics NV	2,618	46,433
Total S.A.	1,281	71,856
Ubisoft Entertainment S.A. (e)	749	58,578
Veolia Environnement S.A.	2,116	51,525
Wendel S.A.	161	21,949
Worldline S.A. (a)(e)	247	17,946

		2,309,377

Germany—4.1%
Adidas AG	217	67,133
BASF SE	783	56,963
Bayer AG	406	28,160
Bayerische Motoren Werke AG	1,238	91,510
Covestro AG (a)	1,801	91,688
Deutsche Lufthansa AG	3,422	58,673
Deutsche Post AG	2,220	73,031
Deutsche Telekom AG	10,951	189,722
E.ON SE	1,547	16,785
HOCHTIEF AG	165	20,094
Kloeckner & Co. SE	1,902	11,372
Merck KGaA	1,003	104,765
SAP SE	198	27,144
TAG Immobilien AG (e)	994	22,960
Wirecard AG	370	62,462
Wuestenrot & Wuerttembergische AG	2,252	48,449

		970,911

Greece—0.5%
Hellenic Petroleum S.A.	5,048	53,062
Mytilineos Holdings S.A. (e)	5,418	62,547

		115,609

Hong Kong—3.7%
AIA Group Ltd.	36,000	388,760
CK Asset Holdings Ltd.	11,500	90,092
CK Hutchison Holdings Ltd.	17,920	176,758
Henderson Land Development Co., Ltd.	7,260	40,027

Schedule of Investments

AllianzGI Best Styles International Equity Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

Hongkong Land Holdings Ltd.	1,100	$7,090
I-CABLE Communications Ltd. (e)	2,808	36
Man Wah Holdings Ltd.	48,800	21,537
Shun Tak Holdings Ltd.	112,000	44,824
Vitasoy International Holdings Ltd.	4,000	19,236
WH Group Ltd. (a)	70,000	71,007
Wheelock & Co., Ltd.	3,000	21,542

		880,909

Hungary—0.3%
OTP Bank Nyrt	1,741	69,329

Ireland—0.3%
CRH PLC	1,381	45,132
Kingspan Group PLC	377	20,503

		65,635

Israel—0.4%
Israel Discount Bank Ltd., Class A	23,662	96,479

Italy—4.9%
A2A SpA	23,808	41,329
Assicurazioni Generali SpA	3,692	69,511
Davide Campari-Milano SpA	6,087	59,632
Enel SpA	37,048	258,438
Eni SpA	11,245	186,974
ERG SpA	544	11,140
EXOR NV	457	32,017
Fiat Chrysler Automobiles NV	9,372	130,069
Fiat Chrysler Automobiles NV	2,951	40,783
Fincantieri SpA (e)	7,202	8,077
Interpump Group SpA	418	12,862
Intesa Sanpaolo SpA	26,648	57,048
Recordati SpA	1,298	54,101
Snam SpA	16,413	81,652
Societa Cattolica di Assicurazioni SC	7,555	67,567
Telecom Italia SpA	39,550	20,507
UnipolSai Assicurazioni SpA	7,466	19,183

		1,150,890

Japan—23.8%
Aeon Fantasy Co., Ltd.	200	4,156
AEON REIT Investment Corp. REIT	6	7,683
AGC, Inc.	600	20,785
Aisin Seiki Co., Ltd.	1,500	51,743
Alfresa Holdings Corp.	2,900	71,720
ANA Holdings, Inc.	1,400	46,405
Anritsu Corp.	3,600	62,775
AOI Electronics Co., Ltd.	1,400	28,282
Aoyama Trading Co., Ltd.	300	5,890
Asahi Kasei Corp.	9,100	97,284
Astellas Pharma, Inc.	8,100	115,431
Bandai Namco Holdings, Inc.	1,900	92,197
Brother Industries Ltd.	1,200	22,730
Dai-ichi Life Holdings, Inc.	5,900	89,265
Daiwa House Industry Co., Ltd.	400	11,688
Daiwa Office Investment Corp. REIT	2	14,349
Enigmo, Inc. (e)	400	9,039
Fancl Corp.	3,000	74,206
FUJIFILM Holdings Corp.	3,300	167,540
Heiwado Co., Ltd.	1,700	30,199
Hikari Tsushin, Inc.	200	43,693
Hitachi Ltd.	3,400	125,095
Hokuhoku Financial Group, Inc.	1,900	19,798
Honda Motor Co., Ltd.	3,900	100,849
Hosiden Corp.	2,100	23,381
Japan Airlines Co., Ltd.	2,200	70,215
Japan Best Rescue System Co., Ltd.	1,000	13,287
Japan Post Holdings Co., Ltd.	6,000	67,950
JFE Holdings, Inc.	5,700	83,931
Kajima Corp.	3,500	48,141
Kamigumi Co., Ltd.	500	11,857
Kansai Electric Power Co., Inc.	4,800	55,024
Keio Corp.	400	26,361

	Shares	Value^

Kinden Corp.	4,000	$61,394
Kobe Bussan Co., Ltd.	500	24,304
Kohnan Shoji Co., Ltd.	400	8,331
Komeri Co., Ltd.	300	6,146
Kurita Water Industries Ltd.	900	22,423
KYORIN Holdings, Inc.	1,700	30,143
Marubeni Corp.	17,500	116,161
Matsumotokiyoshi Holdings Co., Ltd.	1,000	29,373
Medipal Holdings Corp.	1,200	26,542
Megmilk Snow Brand Co., Ltd.	1,500	32,939
Mitsubishi Chemical Holdings Corp.	14,600	102,219
Mitsubishi Corp.	6,300	166,480
Mitsubishi Gas Chemical Co., Inc.	2,100	28,088
Mitsubishi Tanabe Pharma Corp.	1,600	17,806
Mitsui & Co., Ltd.	9,000	146,906
Morinaga Milk Industry Co., Ltd.	1,300	51,476
Nichi-iko Pharmaceutical Co., Ltd.	700	7,669
Nihon Unisys Ltd.	800	26,912
Nintendo Co., Ltd.	300	110,070
Nippon Electric Glass Co., Ltd.	1,900	48,291
Nippon Flour Mills Co., Ltd.	2,900	46,441
Nippon Suisan Kaisha Ltd.	3,600	22,344
Nippon Telegraph & Telephone Corp.	2,600	121,133
Nippon Television Holdings, Inc.	2,700	40,060
Nishimatsu Construction Co., Ltd.	800	15,458
Nissan Motor Co., Ltd.	18,500	132,506
Nisshin Oillio Group Ltd.	2,000	56,083
Nisshin Seifun Group, Inc.	500	11,419
Obayashi Corp.	8,300	81,993
Okinawa Cellular Telephone Co.	1,800	57,143
Okumura Corp.	700	21,452
ORIX Corp.	5,900	88,175
Pan Pacific International Holdings Corp.	500	31,790
Prima Meat Packers Ltd.	1,000	19,106
Riso Kyoiku Co., Ltd.	1,900	7,962
Rohm Co., Ltd.	900	60,638
SEC Carbon Ltd.	100	9,176
Seino Holdings Co., Ltd.	2,300	30,718
Sekisui Chemical Co., Ltd.	6,200	93,355
Shin-Etsu Chemical Co., Ltd.	800	74,850
Shindengen Electric Manufacturing Co., Ltd.	500	17,077
Shionogi & Co., Ltd.	2,200	127,122
SoftBank Group Corp.	1,200	57,798
Sojitz Corp.	23,300	74,984
Sompo Holdings, Inc.	3,400	131,517
Sony Corp.	5,300	278,515
Sony Financial Holdings, Inc.	2,000	48,130
Sumitomo Corp.	9,700	147,324
Sumitomo Dainippon Pharma Co., Ltd.	1,000	19,038
Sumitomo Electric Industries Ltd.	3,100	40,804
Sumitomo Forestry Co., Ltd.	400	4,808
Sushiro Global Holdings Ltd.	600	35,852
Suzuken Co., Ltd.	500	29,382
Systena Corp.	1,200	19,704
Taisei Corp.	2,000	72,853
Taisho Pharmaceutical Holdings Co., Ltd.	100	7,703
Takeda Pharmaceutical Co., Ltd.	5,300	188,536
TIS, Inc.	500	25,552
Tohoku Electric Power Co., Inc.	1,400	14,166
Tokio Marine Holdings, Inc.	3,200	160,561
Tokyo Broadcasting System Holdings, Inc.	500	8,555
Tokyo Electron Ltd.	1,000	140,555
Tomy Co., Ltd.	800	9,328
Towa Pharmaceutical Co., Ltd.	300	7,636
Toyota Motor Corp.	1,200	74,477
Tsumura & Co.	400	11,179
USS Co., Ltd.	700	13,829
Valor Holdings Co., Ltd.	1,700	35,381
Warabeya Nichiyo Holdings Co., Ltd.	700	10,806

		5,611,596

Schedule of Investments

AllianzGI Best Styles International Equity Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

Korea (Republic of)—1.0%
Asiana Airlines, Inc. (e)	3,147	$14,975
Daeduck Electronics Co.	892	9,128
JYP Entertainment Corp.	453	9,399
POSCO	138	29,295
RFHIC Corp.	708	17,861
Samsung Electronics Co., Ltd. GDR	70	71,210
Samwha Capacitor Co., Ltd.	342	15,352
SK Hynix, Inc.	472	28,391
SK Telecom Co., Ltd.	140	31,403

		227,014

Mexico—0.2%
Wal-Mart de Mexico S.A.B de C.V.	20,400	55,682

Netherlands—3.5%
Aalberts NV	728	28,576
ASR Nederland NV	1,943	78,947
BE Semiconductor Industries NV	2,163	55,503
ING Groep NV	7,432	86,090
Koninklijke Ahold Delhaize NV	5,735	128,749
Koninklijke DSM NV	1,205	148,678
Koninklijke KPN NV	21,056	64,659
Koninklijke Philips NV	733	31,868
Unilever NV	3,430	208,400

		831,470

New Zealand—0.7%
Air New Zealand Ltd.	24,662	43,966
Auckland International Airport Ltd.	2,679	17,736
Contact Energy Ltd.	2,709	14,575
Fonterra Co-operative Group Ltd. UNIT (e)	17,136	44,332
New Zealand Refining Co., Ltd.	29,024	40,773

		161,382

Norway—1.8%
Austevoll Seafood ASA	2,179	22,903
Equinor ASA	8,027	159,235
Grieg Seafood ASA	728	10,108
Mowi ASA	1,700	39,778
Orkla ASA	883	7,837
Salmar ASA	494	21,505
SpareBank 1 SR Bank ASA	5,431	66,210
Telenor ASA	4,383	93,122

		420,698

Portugal—0.4%
Altri SGPS S.A.	800	5,554
Galp Energia SGPS S.A.	4,474	68,807
NOS SGPS S.A.	1,178	7,744

		82,105

Russian Federation—0.4%
Novolipetsk Steel PJSC GDR	1,966	49,658
X5 Retail Group NV GDR	1,019	34,941

		84,599

Singapore—1.8%
Best World International Ltd. (c)(d)	18,600	18,696
DBS Group Holdings Ltd.	9,200	176,732
Oversea-Chinese Banking Corp., Ltd.	10,000	84,352
QAF Ltd.	64,800	34,986
Singapore Airlines Ltd.	5,400	37,003
Singapore Technologies Engineering Ltd.	10,800	33,078
Venture Corp., Ltd.	2,600	31,392

		416,239

Spain—2.8%
ACS Actividades de Construccion y Servicios S.A.	1,818	72,736
Banco Santander S.A.	14,854	68,843
Cia de Distribucion Integral Logista Holdings S.A.	1,131	25,610
CIE Automotive S.A.	1,641	47,493
Ence Energia y Celulosa S.A.	4,347	19,653
Endesa S.A.	1,812	46,606
Iberdrola S.A.	8,275	82,387

	Shares	Value^

International Consolidated Airlines Group S.A.	5,064	$30,658
International Consolidated Airlines Group S.A.	9,265	56,171
Melia Hotels International S.A.	3,837	36,677
Red Electrica Corp. S.A.	2,212	46,072
Repsol S.A.	6,187	97,092
Telefonica S.A.	4,665	38,362

		668,360

Sweden—2.1%
Boliden AB	933	23,907
Bravida Holding AB (a)	761	6,753
Electrolux AB, Ser. B	1,581	40,527
Loomis AB, Class B	773	26,574
Nobina AB (a)	11,074	68,724
SAS AB (e)	5,875	7,840
Skandinaviska Enskilda Banken AB, Class A	8,252	76,405
SSAB AB, Class B	7,308	22,295
Svenska Cellulosa AB SCA, Class B	3,559	30,961
Swedish Orphan Biovitrum AB (e)	1,170	22,579
Volvo AB, Class B	11,001	174,802

		501,367

Switzerland—8.2%
Adecco Group AG	1,894	113,825
Baloise Holding AG	687	121,673
Flughafen Zurich AG	262	49,344
Nestle S.A.	4,422	457,775
Novartis AG	2,997	273,601
OC Oerlikon Corp. AG (e)	4,600	56,211
Pargesa Holding S.A.	218	16,813
Partners Group Holding AG	183	143,915
Roche Holding AG	976	274,439
Sunrise Communications Group AG (a)(e)	504	37,643
Swiss Life Holding AG	307	152,206
Zurich Insurance Group AG	649	225,819

		1,923,264

Taiwan—1.0%
Center Laboratories, Inc. (e)	6,000	14,996
China Development Financial Holding Corp.	101,000	30,829
Compeq Manufacturing Co., Ltd.	6,000	5,043
Formosa Chemicals & Fibre Corp.	22,000	73,105
Formosa Plastics Corp.	17,000	62,741
HannStar Display Corp.	140,000	29,796
Mitac Holdings Corp.	19,545	19,621

		236,131

Thailand—0.1%
PTT PCL (c)(d)	19,800	31,529

Turkey—0.1%
Soda Sanayii AS	11,099	12,190
Vestel Beyaz Esya Sanayi ve Ticaret AS	2,300	7,059

		19,249

United Kingdom—17.0%
3i Group PLC	885	12,521
Admiral Group PLC	1,390	38,977
Anglo American PLC	2,739	78,249
AstraZeneca PLC	1,341	109,629
Auto Trader Group PLC (a)	4,562	31,773
Barratt Developments PLC	5,353	38,954
BCA Marketplace PLC	3,205	9,880
Bellway PLC	896	31,691
Berkeley Group Holdings PLC	1,836	87,014
BP PLC	50,740	353,493
British American Tobacco PLC	1,791	62,534
Carnival PLC	2,056	90,481
Centrica PLC	26,952	30,045
Coca-Cola HBC AG (e)	3,131	118,274

Schedule of Investments

AllianzGI Best Styles International Equity Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

Compass Group PLC	5,913	$141,745
Computacenter PLC	727	12,276
Dart Group PLC	4,276	45,343
Direct Line Insurance Group PLC	20,102	84,735
EI Group PLC (e)	2,530	6,317
Electrocomponents PLC	5,896	47,367
Experian PLC	2,372	71,847
Firstgroup PLC (e)	9,880	12,265
GlaxoSmithKline PLC	3,738	74,928
Glencore PLC (e)	11,233	38,877
Highland Gold Mining Ltd.	12,810	33,237
HSBC Holdings PLC	24,668	205,886
JD Sports Fashion PLC	2,698	20,100
Legal & General Group PLC	36,067	123,566
Man Group PLC	19,046	37,657
Moneysupermarket.com Group PLC	3,211	16,821
National Express Group PLC	12,590	64,196
OneSavings Bank PLC	10,539	48,530
Persimmon PLC	3,857	97,987
Plus500 Ltd.	1,827	12,090
QinetiQ Group PLC	2,565	9,114
RELX PLC	6,063	147,055
Rio Tinto PLC	4,055	250,976
Royal Dutch Shell PLC, Class A	12,852	419,458
Royal Dutch Shell PLC, Class A	3,789	123,382
Royal Dutch Shell PLC, Class B	3,555	116,486
Smith & Nephew PLC	4,068	88,335
Spirent Communications PLC	4,151	8,055
SSE PLC	3,128	44,584
Standard Life Aberdeen PLC	13,580	50,810
Tate & Lyle PLC	2,467	23,127
Taylor Wimpey PLC	23,278	46,711
TESCO PLC	54,945	158,388
TUI AG	9,060	88,956
TUI AG	1,015	9,929
Vodafone Group PLC	28,417	46,577
WPP PLC	5,681	71,560

		3,992,788

United States—0.2%
Alcon, Inc. (e)	599	36,988

Total Common Stock (cost—$22,831,656)		22,956,594

EXCHANGE-TRADED FUNDS—1.0%

iShares Core MSCI EAFE (cost—$231,305)	3,874	237,864

PREFERRED STOCK—0.6%

Brazil—0.2%
Cia Brasileira de Distribuicao	1,600	39,451
Cia de Gas de Sao Paulo - COMGAS, Class A	500	10,152

		49,603

Germany—0.4%
Volkswagen AG	569	95,841

Total Preferred Stock (cost—$129,037)		145,444

	Shares	Value^

RIGHTS (e)—0.0%

Spain—0.0%
ACS Actividades de Construccion y Servicios S.A., expires 7/11/19	1,818	$2,853
Repsol S.A., expires 7/9/19	6,187	3,432

Total Rights (cost—$6,505)		6,285

Total Investments (cost—$23,198,503) (b)—99.2%		23,346,187

Other assets less liabilities—0.8%		190,196

Net Assets—100.0%		$23,536,383

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $355,556, representing 1.5% of net assets.

(b)	Securities with an aggregate value of $22,139,297, representing 94.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $50,225, representing 0.2% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

EAFE—Europe, Australasia and Far East

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together

Schedule of Investments

AllianzGI Best Styles International Equity Fund

June 30, 2019 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Insurance	9.0%
Pharmaceuticals	8.6%
Oil, Gas & Consumable Fuels	8.0%
Banks	6.4%
Food Products	4.3%
Metals & Mining	3.7%
Chemicals	3.4%
Automobiles	3.4%
Household Durables	3.2%
Trading Companies & Distributors	2.9%
Diversified Telecommunication Services	2.7%
Food & Staples Retailing	2.6%
Construction & Engineering	2.5%
Electric Utilities	2.4%
Hotels, Restaurants & Leisure	2.2%
Airlines	2.1%
Capital Markets	1.9%
Textiles, Apparel & Luxury Goods	1.9%
Electronic Equipment, Instruments & Components	1.7%
Semiconductors & Semiconductor Equipment	1.7%
Machinery	1.5%
Professional Services	1.4%
Personal Products	1.3%
IT Services	1.2%
Industrial Conglomerates	1.2%
Multi-Utilities	1.2%
Technology Hardware, Storage & Peripherals	1.2%
Road & Rail	1.1%
Wireless Telecommunication Services	1.0%
Exchange-Traded Funds	1.0%
Real Estate Management & Development	0.8%
Entertainment	0.8%
Beverages	0.8%
Aerospace & Defense	0.7%
Diversified Financial Services	0.7%
Healthcare Providers & Services	0.7%
Healthcare Equipment & Supplies	0.7%
Paper & Forest Products	0.7%
Auto Components	0.6%
Multi-Line Retail	0.6%
Media	0.5%
Specialty Retail	0.5%
Containers & Packaging	0.5%
Transportation Infrastructure	0.4%
Leisure Equipment & Products	0.4%
Air Freight & Logistics	0.4%
Gas Utilities	0.4%
Tobacco	0.3%
Software	0.2%
Equity Real Estate Investment Trusts (REITs)	0.2%
Building Products	0.2%
Water Utilities	0.2%
Thrifts & Mortgage Finance	0.2%
Construction Materials	0.2%
Diversified Consumer Services	0.2%
Commercial Services & Supplies	0.1%
Interactive Media & Services	0.1%
Internet & Direct Marketing Retail	0.1%
Independent Power Producers & Energy Traders	0.1%
Biotechnology	0.1%
Communications Equipment	0.1%
Electrical Equipment	0.0%
Other assets less liabilities	0.8%

100.0%

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

June 30, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—99.2%

Aerospace & Defense—1.9%
Boeing Co.	3,100	$1,128,431
Huntington Ingalls Industries, Inc.	864	194,175
Northrop Grumman Corp.	1,419	458,493

		1,781,099

Air Freight & Logistics—0.1%
Atlas Air Worldwide Holdings, Inc. (a)	704	31,426
FedEx Corp.	573	94,081

		125,507

Airlines—0.6%
Allegiant Travel Co.	771	110,639
Delta Air Lines, Inc.	6,123	347,480
SkyWest, Inc.	1,747	105,990
WestJet Airlines Ltd.	679	15,939

		580,048

Auto Components—0.4%
Lear Corp.	1,438	200,271
Magna International, Inc.	3,274	162,906

		363,177

Automobiles—0.4%
General Motors Co.	10,438	402,176

Banks—4.6%
Bank of America Corp.	37,366	1,083,614
Bank of Nova Scotia	2,755	147,980
Bank of NT Butterfield & Son Ltd.	846	28,730
Cadence BanCorp	7,455	155,064
Citizens Financial Group, Inc.	8,708	307,915
Comerica, Inc.	4,319	313,732
Cullen/Frost Bankers, Inc.	1,988	186,196
JPMorgan Chase & Co.	8,925	997,815
Laurentian Bank of Canada	2,195	75,393
Regions Financial Corp.	19,934	297,814
Synovus Financial Corp.	4,764	166,740
Umpqua Holdings Corp.	9,747	161,703
Wells Fargo & Co.	6,269	296,649

		4,219,345

Beverages—1.4%
Coca-Cola Co.	711	36,204
Constellation Brands, Inc., Class A	2,088	411,211
Keurig Dr Pepper, Inc.	4,431	128,056
PepsiCo, Inc.	5,649	740,753

		1,316,224

Biotechnology—2.3%
AbbVie, Inc.	8,187	595,358
Amgen, Inc.	4,424	815,255
Biogen, Inc. (a)	685	160,201
Gilead Sciences, Inc.	7,789	526,225
Myriad Genetics, Inc. (a)	277	7,695

		2,104,734

Capital Markets—2.0%
Apollo Investment Corp.	3,242	51,224
Bank of New York Mellon Corp.	4,870	215,010
BlackRock, Inc.	661	310,207
E*TRADE Financial Corp.	5,400	240,840
Interactive Brokers Group, Inc., Class A	1,693	91,761
Morgan Stanley	9,341	409,229
S&P Global, Inc.	827	188,382
T Rowe Price Group, Inc.	2,715	297,863

		1,804,516

	Shares	Value^

Chemicals—1.6%
Air Products & Chemicals, Inc.	2,317	$524,499
Celanese Corp.	1,246	134,319
Eastman Chemical Co.	2,394	186,325
Huntsman Corp.	2,110	43,128
LyondellBasell Industries NV, Class A	4,014	345,726
Trinseo S.A.	712	30,146
Westlake Chemical Corp.	2,427	168,580

		1,432,723

Commercial Services & Supplies—1.0%
Brady Corp., Class A	666	32,847
Copart, Inc. (a)	3,405	254,490
IAA, Inc. (a)	3,117	120,877
KAR Auction Services, Inc.	3,117	77,925
McGrath RentCorp	688	42,759
Transcontinental, Inc., Class A	2,489	27,731
Waste Management, Inc.	3,086	356,032

		912,661

Communications Equipment—1.8%
Cisco Systems, Inc.	25,172	1,377,664
Juniper Networks, Inc.	9,596	255,541

		1,633,205

Construction & Engineering—0.0%
WSP Global, Inc.	278	15,304

Consumer Finance—1.4%
American Express Co.	1,575	194,418
Capital One Financial Corp.	4,339	393,721
Discover Financial Services	4,785	371,268
Green Dot Corp., Class A (a)	1,524	74,524
Santander Consumer USA Holdings, Inc.	10,929	261,859
World Acceptance Corp. (a)	119	19,529

		1,315,319

Containers & Packaging—0.3%
CCL Industries, Inc., Class B	1,683	82,534
Graphic Packaging Holding Co.	10,531	147,223

		229,757

Diversified Consumer Services—0.1%
H&R Block, Inc.	4,003	117,288

Diversified Financial Services—1.2%
Berkshire Hathaway, Inc., Class B (a)	4,889	1,042,188
Jefferies Financial Group, Inc.	4,040	77,689

		1,119,877

Diversified Telecommunication Services—2.8%
AT&T, Inc.	42,084	1,410,235
CenturyLink, Inc.	2,102	24,719
Verizon Communications, Inc.	19,761	1,128,946

		2,563,900

Electric Utilities—3.1%
American Electric Power Co., Inc.	5,975	525,860
Duke Energy Corp.	3,764	332,135
Emera, Inc.	744	30,401
Entergy Corp.	3,818	392,987
Exelon Corp.	10,455	501,213
NextEra Energy, Inc.	3,114	637,934
Portland General Electric Co.	2,014	109,098
PPL Corp.	8,968	278,098

		2,807,726

Electrical Equipment—0.4%
AMETEK, Inc.	3,097	281,331
Regal Beloit Corp.	1,222	99,850

		381,181

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

Electronic Equipment, Instruments & Components—0.2%
Arrow Electronics, Inc. (a)	2,161	$154,014

Energy Equipment & Services—0.0%
Hermitage Offshore Services Ltd. (a)	28	77

Entertainment—1.6%
Activision Blizzard, Inc.	2,652	125,174
Netflix, Inc. (a)	1,505	552,817
Take-Two Interactive Software, Inc. (a)	2,419	274,629
Walt Disney Co.	3,506	489,578

		1,442,198

Equity Real Estate Investment Trusts (REITs)—1.9%
Apple Hospitality REIT, Inc.	4,679	74,209
Brixmor Property Group, Inc.	6,517	116,524
Canadian Apartment Properties REIT	1,118	41,286
CubeSmart	4,451	148,841
Dream Global Real Estate Investment Trust	4,708	49,073
Extra Space Storage, Inc.	2,871	304,613
Gaming and Leisure Properties, Inc.	5,674	221,173
Hospitality Properties Trust	3,355	83,875
Life Storage, Inc.	2,011	191,206
Monmouth Real Estate Investment Corp.	948	12,845
National Storage Affiliates Trust	2,620	75,823
Pebblebrook Hotel Trust	2,970	83,695
RPT Realty	2,742	33,206
Spirit Realty Capital, Inc.	2,766	117,998
STORE Capital Corp.	2,936	97,446
Xenia Hotels & Resorts, Inc.	2,452	51,124

		1,702,937

Food & Staples Retailing—1.9%
Costco Wholesale Corp.	2,405	635,545
Empire Co., Ltd., Class A	3,515	88,523
George Weston Ltd.	657	49,854
Kroger Co.	11,633	252,552
SpartanNash Co.	531	6,197
Walmart, Inc.	6,133	677,635

		1,710,306

Food Products—0.9%
Archer-Daniels-Midland Co.	7,809	318,607
Kraft Heinz Co.	2,936	91,134
Tyson Foods, Inc., Class A	5,641	455,454

		865,195

Gas Utilities—0.3%
Atmos Energy Corp.	2,487	262,528

Healthcare Equipment & Supplies—2.9%
Abbott Laboratories	9,824	826,198
Align Technology, Inc. (a)	937	256,457
CONMED Corp.	738	63,151
Cutera, Inc. (a)	1,108	23,024
Danaher Corp.	3,529	504,365
IntriCon Corp. (a)	777	18,151
Medtronic PLC	6,552	638,099
Merit Medical Systems, Inc. (a)	335	19,953
STERIS PLC	1,970	293,293

		2,642,691

Healthcare Providers & Services—5.4%
AmerisourceBergen Corp.	3,753	319,981
Anthem, Inc.	2,240	632,151
BioTelemetry, Inc. (a)	396	19,067
Cardinal Health, Inc.	4,914	231,449
Centene Corp. (a)	5,969	313,014
Chemed Corp.	619	223,360
Cigna Corp.	2,089	329,122
CVS Health Corp.	8,651	471,393
Encompass Health Corp.	2,571	162,899
Humana, Inc.	1,181	313,319

	Shares	Value^

Laboratory Corp. of America Holdings (a)	598	$103,394
Patterson Cos., Inc.	8,810	201,749
Quest Diagnostics, Inc.	2,976	302,987
UnitedHealth Group, Inc.	5,176	1,262,996
Universal Health Services, Inc., Class B	728	94,924

		4,981,805

Hotels, Restaurants & Leisure—0.9%
BJ’s Restaurants, Inc.	1,035	45,478
Brinker International, Inc.	897	35,297
Carnival Corp.	3,317	154,406
Restaurant Brands International, Inc.	4,333	301,317
Royal Caribbean Cruises Ltd.	2,184	264,723

		801,221

Household Products—0.6%
Procter & Gamble Co.	5,433	595,728

Independent Power Producers & Energy Traders—0.3%
AES Corp.	14,548	243,824
Capital Power Corp.	1,368	31,496

		275,320

Insurance—3.5%
Aflac, Inc.	9,543	523,052
Allstate Corp.	3,610	367,101
American Equity Investment Life Holding Co.	3,559	96,662
CNA Financial Corp.	1,356	63,827
Fairfax Financial Holdings Ltd.	235	115,344
Loews Corp.	6,081	332,448
Manulife Financial Corp.	1,521	27,643
Old Republic International Corp.	8,015	179,376
Power Corp. of Canada	3,728	80,308
Principal Financial Group, Inc.	5,079	294,176
Progressive Corp.	6,632	530,096
Prudential Financial, Inc.	4,611	465,711
Torchmark Corp.	290	25,943
Universal Insurance Holdings, Inc.	3,359	93,716

		3,195,403

Interactive Media & Services—3.7%
Alphabet, Inc., Class A (a)	967	1,047,068
Alphabet, Inc., Class C (a)	972	1,050,644
Facebook, Inc., Class A (a)	6,875	1,326,875

		3,424,587

Internet & Direct Marketing Retail—3.5%
Amazon.com, Inc. (a)	1,694	3,207,809
PetMed Express, Inc.	2,645	41,447

		3,249,256

IT Services—4.5%
Amdocs Ltd.	1,498	93,011
Black Knight, Inc. (a)	2,360	141,954
Broadridge Financial Solutions, Inc.	1,206	153,982
CACI International, Inc., Class A (a)	838	171,446
DXC Technology Co.	3,155	173,998
International Business Machines Corp.	2,578	355,506
Mastercard, Inc., Class A	4,263	1,127,691
PayPal Holdings, Inc. (a)	9,506	1,088,057
Visa, Inc., Class A	4,739	822,454

		4,128,099

Life Sciences Tools & Services—0.2%
PerkinElmer, Inc.	474	45,665
Thermo Fisher Scientific, Inc.	596	175,033

		220,698

Machinery—1.1%
Caterpillar, Inc.	2,666	363,349
Ingersoll-Rand PLC	3,309	419,151
PACCAR, Inc.	2,641	189,254

		971,754

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

Media—1.2%
Cogeco Communications, Inc.	593	$42,647
Comcast Corp., Class A	25,905	1,095,264

		1,137,911

Metals & Mining—0.7%
IAMGOLD Corp. (a)	3,004	10,162
Nucor Corp.	5,675	312,692
OceanaGold Corp.	9,229	25,230
Reliance Steel & Aluminum Co.	1,622	153,474
Teck Resources Ltd. Class B	5,067	116,929

		618,487

Mortgage Real Estate Investment Trusts (REITs)—1.4%
AGNC Investment Corp.	11,029	185,508
Annaly Capital Management, Inc.	24,769	226,141
Anworth Mortgage Asset Corp.	5,962	22,596
Arbor Realty Trust, Inc.	7,124	86,343
ARMOUR Residential REIT, Inc.	8,739	162,895
Chimera Investment Corp.	6,470	122,089
Invesco Mortgage Capital, Inc.	2,674	43,105
Ladder Capital Corp.	3,871	64,297
MFA Financial, Inc.	25,775	185,065
New York Mortgage Trust, Inc.	2,737	16,969
Two Harbors Investment Corp.	13,594	172,236

		1,287,244

Multi-Line Retail—0.9%
Kohl’s Corp.	3,395	161,432
Macy’s, Inc.	6,826	146,486
Target Corp.	5,724	495,756

		803,674

Multi-Utilities—1.8%
Algonquin Power & Utilities Corp.	3,997	48,438
Ameren Corp.	5,121	384,638
CenterPoint Energy, Inc.	9,630	275,707
MDU Resources Group, Inc.	3,741	96,518
NorthWestern Corp.	2,109	152,165
Public Service Enterprise Group, Inc.	5,132	301,864
WEC Energy Group, Inc.	5,202	433,691

		1,693,021

Oil, Gas & Consumable Fuels—3.4%
ARC Resources Ltd.	5,019	24,567
Canadian Natural Resources Ltd.	3,103	83,668
Chesapeake Energy Corp. (a)	36,317	70,818
Chevron Corp.	2,328	289,696
EOG Resources, Inc.	3,360	313,018
Exxon Mobil Corp.	9,005	690,053
Husky Energy, Inc.	2,042	19,351
Marathon Petroleum Corp.	7,505	419,379
Occidental Petroleum Corp.	7,205	362,267
Pioneer Natural Resources Co.	347	53,390
Suncor Energy, Inc.	9,674	301,770
Valero Energy Corp.	6,270	536,775

		3,164,752

Paper & Forest Products—0.3%
Domtar Corp.	1,908	84,963
Louisiana-Pacific Corp.	6,714	176,041

		261,004

Personal Products—0.6%
Estee Lauder Cos., Inc., Class A	3,211	587,966

Pharmaceuticals—4.7%
Allergan PLC	1,904	318,787
Bausch Health Cos., Inc. (a)	2,492	62,873
Johnson & Johnson	10,793	1,503,249
Merck & Co., Inc.	6,893	577,978
Pfizer, Inc.	33,751	1,462,093
Zoetis, Inc.	3,752	425,815

		4,350,795

	Shares	Value^

Professional Services—0.4%
FTI Consulting, Inc. (a)	1,979	$165,919
Insperity, Inc.	1,365	166,721
Navigant Consulting, Inc.	436	10,111

		342,751

Real Estate Management & Development—0.1%
Jones Lang LaSalle, Inc.	413	58,105

Road & Rail—1.8%
Avis Budget Group, Inc. (a)	5,641	198,338
Hertz Global Holdings, Inc. (a)	10,064	160,621
Kansas City Southern	1,917	233,529
Ryder System, Inc.	2,631	153,387
Union Pacific Corp.	5,395	912,349

		1,658,224

Semiconductors & Semiconductor Equipment—3.7%
Applied Materials, Inc.	2,211	99,296
Cabot Microelectronics Corp.	1,235	135,949
Cirrus Logic, Inc. (a)	319	13,940
Cohu, Inc.	960	14,813
Intel Corp.	16,112	771,282
KLA-Tencor Corp.	3,060	361,692
Lam Research Corp.	2,280	428,275
Micron Technology, Inc. (a)	6,104	235,553
NVIDIA Corp.	2,887	474,132
ON Semiconductor Corp. (a)	10,595	214,125
Rudolph Technologies, Inc. (a)	1,092	30,172
Texas Instruments, Inc.	5,690	652,984

		3,432,213

Software—7.4%
Adobe, Inc. (a)	3,316	977,059
Alteryx, Inc., Class A (a)	1,960	213,875
Intuit, Inc.	1,257	328,492
Microsoft Corp.	32,225	4,316,861
Oracle Corp.	10,207	581,493
Salesforce.com, Inc. (a)	2,459	373,104

		6,790,884

Specialty Retail—2.6%
American Eagle Outfitters, Inc.	2,536	42,858
Best Buy Co., Inc.	1,094	76,285
Buckle, Inc.	2,945	50,978
Burlington Stores, Inc. (a)	1,180	200,777
Home Depot, Inc.	4,216	876,802
MarineMax, Inc. (a)	2,087	34,310
O’Reilly Automotive, Inc. (a)	1,099	405,883
Ross Stores, Inc.	4,744	470,225
Tailored Brands, Inc.	1,982	11,436
Tractor Supply Co.	1,822	198,234

		2,367,788

Technology Hardware, Storage & Peripherals—5.2%
Apple, Inc.	17,983	3,559,195
Dell Technologies, Inc. Class C (a)	5,611	285,039
Hewlett Packard Enterprise Co.	22,264	332,847
HP, Inc.	18,976	394,511
NetApp, Inc.	2,748	169,552

		4,741,144

Textiles, Apparel & Luxury Goods—0.6%
Deckers Outdoor Corp. (a)	1,512	266,066
Lululemon Athletica, Inc. (a)	867	156,242
PVH Corp.	1,809	171,204

		593,512

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

Thrifts & Mortgage Finance—0.1%
Genworth MI Canada, Inc.	2,481	$78,510

Tobacco—0.4%
Altria Group, Inc.	4,675	221,361
British American Tobacco PLC ADR	4,476	156,078

		377,439

Trading Companies & Distributors—0.6%
Aircastle Ltd.	3,249	69,074
Finning International, Inc.	1,874	34,159
HD Supply Holdings, Inc. (a)	2,362	95,141
MSC Industrial Direct Co., Inc., Class A	1,371	101,811
United Rentals, Inc. (a)	1,072	142,179
WW Grainger, Inc.	440	118,021

		560,385

Wireless Telecommunication Services—0.5%
Rogers Communications, Inc., Class B	1,465	78,421
T-Mobile U.S., Inc. (a)	4,851	359,653

		438,074

Total Common Stock (cost—$77,003,073)		91,193,467

RIGHTS—0.0%

Road & Rail—0.0%
Hertz Global Holdings, Inc., exercise price $12.95, expires 7/12/19 (a) (cost—$28,774)	10,064	19,625

	Principal Amount (000s)	Value^

Repurchase Agreements—0.8%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $777,032; collateralized by U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25, valued at $793,513 including accrued interest (cost—$777,000)	$777	$777,000

Total Investments (cost—$77,808,847)—100.0%		91,990,092

Liabilities in excess of other assets (b)—(0.0)%		(17,853)

Net Assets—100.0%		$91,972,239

Notes to Schedule of Investments:

(a)	Non-income producing.

(b)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation
Long position contracts:
E-mini S&P 500 Index	3	9/20/19	$	—	(d)	$442	$1,591

(c)	At June 30, 2019, the Fund pledged $199,608 in cash as collateral for futures contracts.
(d)	Notional amount rounds to less than 500.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Convertible Fund

June 30, 2019 (unaudited)

	Principal Amount (000s)	Value^

CONVERTIBLE BONDS & NOTES—79.8%

Aerospace & Defense—0.7%
Aerojet Rocketdyne Holdings, Inc.,
2.25%, 12/15/23	$2,325	$4,140,797

Apparel & Textiles—0.1%
Iconix Brand Group, Inc.,
5.75%, 8/15/23	2,150	559,000

Auto Components—0.7%
Meritor, Inc.,
3.25%, 10/15/37	3,710	3,876,109

Auto Manufacturers—1.3%
Tesla, Inc.,
2.375%, 3/15/22	7,125	7,036,942

Biotechnology—7.1%
BioMarin Pharmaceutical, Inc.,
0.599%, 8/1/24	5,220	5,432,062
Exact Sciences Corp.,
0.375%, 3/15/27	6,065	7,680,420
Illumina, Inc.,
zero coupon, 8/15/23 (a)(b)	6,540	7,579,529
0.50%, 6/15/21	2,170	3,357,568
Insmed, Inc.,
1.75%, 1/15/25	4,730	4,611,065
Intercept Pharmaceuticals, Inc.,
2.00%, 5/15/26	1,705	1,695,663
Medicines Co.,
2.75%, 7/15/23	3,645	3,663,877
3.50%, 1/15/24 (a)(b)	1,255	2,055,507
PTC Therapeutics, Inc.,
3.00%, 8/15/22	3,555	3,944,565

		40,020,256

Commercial Services—3.5%
Chegg, Inc. (a)(b),
0.125%, 3/15/25	6,315	6,369,381
Euronet Worldwide, Inc. (a)(b),
0.75%, 3/15/49	5,565	6,767,987
FTI Consulting, Inc. (a)(b),
2.00%, 8/15/23	2,510	2,695,095
Square, Inc.,
0.50%, 5/15/23	3,290	3,942,560

		19,775,023

Computers—1.2%
Lumentum Holdings, Inc.,
0.25%, 3/15/24	2,580	3,042,302
Rapid7, Inc. (a)(b),
1.25%, 8/1/23	2,385	3,652,029

		6,694,331

Diversified Financial Services—2.3%
GS Finance Corp. (Fidelity National Information Services, Inc.) (d)(f),
zero coupon, 6/5/23	3,350	4,469,101
LendingTree, Inc.,
0.625%, 6/1/22	2,345	4,896,616
Qudian, Inc. (a)(b),
1.00%, 7/1/26	3,235	3,302,178

		12,667,895

Electric Utilities—0.5%
NRG Energy, Inc.,
2.75%, 6/1/48	2,380	2,547,983

	Principal Amount (000s)	Value^

Electronics—1.3%
Fortive Corp. (a)(b),
0.875%, 2/15/22	$3,680	$3,814,461
OSI Systems, Inc.,
1.25%, 9/1/22	2,690	3,194,889

		7,009,350

Energy-Alternate Sources—0.6%
Enphase Energy, Inc. (a)(b),
1.00%, 6/1/24	2,760	3,149,858

Engineering & Construction—1.2%
KBR, Inc. (a)(b),
2.50%, 11/1/23	5,645	6,571,916

Entertainment—0.8%
Live Nation Entertainment, Inc.,
2.50%, 3/15/23	3,980	4,720,911

Equity Real Estate Investment Trusts (REITs)—2.0%
Blackstone Mortgage Trust, Inc.,
4.375%, 5/5/22	5,275	5,524,259
Extra Space Storage L.P. (a)(b),
3.125%, 10/1/35	2,240	2,662,762
IIP Operating Partnership L.P. (a)(b),
3.75%, 2/21/24	1,555	2,806,775

		10,993,796

Healthcare-Products—3.5%
CONMED Corp. (a)(b),
2.625%, 2/1/24	5,150	5,946,116
Insulet Corp.,
1.375%, 11/15/24	4,560	6,495,297
Repligen Corp.,
2.125%, 6/1/21	910	2,478,375
Wright Medical Group, Inc.,
1.625%, 6/15/23	4,322	4,762,304

		19,682,092

Healthcare-Services—1.6%
Anthem, Inc.,
2.75%, 10/15/42	1,045	4,083,418
Teladoc Health, Inc.,
1.375%, 5/15/25	3,215	4,783,740

		8,867,158

Internet—11.3%
Boingo Wireless, Inc. (a)(b),
1.00%, 10/1/23	3,000	2,575,484
Booking Holdings, Inc.,
0.35%, 6/15/20	2,150	3,100,806
Ctrip.com International Ltd.,
1.99%, 7/1/25	4,255	4,672,687
Etsy, Inc.,
zero coupon, 3/1/23	1,670	3,027,628
IAC Financeco 2, Inc. (a)(b),
0.875%, 6/15/26	6,400	6,461,535
MercadoLibre, Inc. (a)(b),
2.00%, 8/15/28	2,135	3,294,159
Okta, Inc.,
0.25%, 2/15/23	1,570	4,071,970
Palo Alto Networks, Inc. (a)(b),
0.75%, 7/1/23	4,990	5,282,280
Q2 Holdings, Inc. (a)(b),
0.75%, 6/1/26	4,345	4,694,946

Schedule of Investments

AllianzGI Convertible Fund

June 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

RingCentral, Inc.,
zero coupon, 3/15/23	$1,995	$3,000,424
Twitter, Inc.,
0.25%, 6/15/24	6,540	6,401,742
Wayfair, Inc. (a)(b),
1.125%, 11/1/24	3,080	4,481,798
Wix.com Ltd. (a)(b),
zero coupon, 7/1/23	3,315	4,060,875
Zendesk, Inc.,
0.25%, 3/15/23	2,820	4,329,241
Zillow Group, Inc.,
2.00%, 12/1/21	3,625	4,111,249

		63,566,824

Lodging—0.7%
Caesars Entertainment Corp.,
5.00%, 10/1/24	2,390	4,096,880

Machinery-Diversified—0.8%
Chart Industries, Inc. (a)(b),
1.00%, 11/15/24	3,315	4,730,454

Media—4.4%
DISH Network Corp.,
2.375%, 3/15/24	2,655	2,462,553
3.375%, 8/15/26	8,045	7,841,334
Liberty Media Corp-Liberty Formula One,
1.00%, 1/30/23	3,745	4,418,206
Liberty Media Corp. (a)(b),
2.125%, 3/31/48	3,720	3,629,325
2.25%, 12/1/48	2,020	2,315,959
World Wrestling Entertainment, Inc.,
3.375%, 12/15/23	1,425	4,261,641

		24,929,018

Mining—0.7%
SSR Mining, Inc. (a)(b),
2.50%, 4/1/39	3,915	4,201,402

Oil, Gas & Consumable Fuels—2.0%
Chesapeake Energy Corp.,
5.50%, 9/15/26	3,745	2,998,541
Ensco Jersey Finance Ltd.,
3.00%, 1/31/24	2,960	2,315,689
Helix Energy Solutions Group, Inc.,
4.125%, 9/15/23	2,245	2,708,108
Transocean, Inc.,
0.50%, 1/30/23	3,230	3,207,466

		11,229,804

Pharmaceuticals—3.3%
DexCom, Inc. (a)(b),
0.75%, 12/1/23	5,025	5,906,397
Horizon Pharma Investment Ltd.,
2.50%, 3/15/22	5,790	6,436,876
Sarepta Therapeutics, Inc.,
1.50%, 11/15/24	2,740	6,105,938

		18,449,211

Pipelines—1.1%
Cheniere Energy, Inc.,
4.25%, 3/15/45	7,900	6,225,990

Semiconductors—9.0%
Advanced Micro Devices, Inc.,
2.125%, 9/1/26	2,355	9,132,984
Cree, Inc. (a)(b),
0.875%, 9/1/23	4,750	5,509,682
Inphi Corp.,
0.75%, 9/1/21	2,455	2,728,074
1.125%, 12/1/20	1,945	2,616,858
Intel Corp.,
3.25%, 8/1/39	1,205	2,837,606

	Principal Amount (000s)	Value^

Microchip Technology, Inc.,
1.625%, 2/15/27	$10,760	$12,703,256
Micron Technology, Inc., Ser. D,
3.125%, 5/1/32	565	2,178,395
Novellus Systems, Inc.,
2.625%, 5/15/41	480	2,793,090
ON Semiconductor Corp.,
1.625%, 10/15/23	3,740	4,565,827
Silicon Laboratories, Inc.,
1.375%, 3/1/22	1,680	2,094,139
Teradyne, Inc.,
1.25%, 12/15/23	2,185	3,550,228

		50,710,139

Software—13.8%
Akamai Technologies, Inc.,
0.125%, 5/1/25	7,745	8,312,725
Alteryx, Inc.,
0.50%, 6/1/23	1,250	3,173,601
Atlassian, Inc.,
0.625%, 5/1/23	3,660	6,231,150
Coupa Software, Inc. (a)(b),
0.125%, 6/15/25	5,545	5,947,467
DocuSign, Inc. (a)(b),
0.50%, 9/15/23	1,105	1,144,366
Envestnet, Inc.,
1.75%, 6/1/23	3,770	4,504,731
Five9, Inc.,
0.125%, 5/1/23	2,815	3,909,528
j2 Global, Inc.,
3.25%, 6/15/29	2,820	3,937,349
LivePerson, Inc. (a)(b),
0.75%, 3/1/24	5,645	5,809,703
MongoDB, Inc. (a)(b),
0.75%, 6/15/24	1,395	3,204,141
New Relic, Inc.,
0.50%, 5/1/23	1,180	1,264,840
Pluralsight, Inc. (a)(b),
0.375%, 3/1/24	5,165	5,535,000
ServiceNow, Inc.,
zero coupon, 6/1/22	3,295	6,839,818
Splunk, Inc. (a)(b),
1.125%, 9/15/25	5,110	5,738,071
Twilio, Inc.,
0.25%, 6/1/23	2,015	4,046,630
Workday, Inc.,
0.25%, 10/1/22	5,210	7,828,291

		77,427,411

Telecommunications—3.0%
GCI Liberty, Inc. (a)(b),
1.75%, 9/30/46	5,675	6,662,071
Viavi Solutions, Inc.,
1.00%, 3/1/24	4,820	5,675,550
Vonage Holdings Corp. (a)(b),
1.75%, 6/1/24	4,695	4,749,812

		17,087,433

Transportation—1.3%
Air Transport Services Group, Inc.,
1.125%, 10/15/24	6,870	7,031,217

Total Convertible Bonds & Notes (cost—$389,073,687)		447,999,200

Schedule of Investments

AllianzGI Convertible Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

CONVERTIBLE PREFERRED STOCK—16.2%

Banks—4.5%
Bank of America Corp., Ser. L (c),
7.25%	10,255	$14,069,860
Wells Fargo & Co., Ser. L (c),7.50%	8,320	11,350,144

		25,420,004

Chemicals—0.6%
International Flavors & Fragrances, Inc.,
6.00%, 9/15/21	61,545	3,312,352

Electric Utilities—2.9%
American Electric Power Co., Inc.,
6.125%, 3/15/22	68,010	3,639,215
NextEra Energy, Inc.,
6.123%, 9/1/19	90,590	5,882,009
Sempra Energy, Ser. A,
6.00%, 1/15/21	62,165	6,930,776

		16,452,000

Electronics—0.7%
Fortive Corp., Ser. A,
5.00%, 7/1/21	3,745	3,861,045

Equity Real Estate Investment Trusts (REITs)—1.0%
Crown Castle International Corp., Ser. A,
6.875%, 8/1/20	4,630	5,542,230

Hand/Machine Tools—1.0%
Colfax Corp.,
5.75%, 1/15/22	20,095	2,551,261
Stanley Black & Decker, Inc.,
5.375%, 5/15/20	31,625	3,236,503

		5,787,764

Healthcare-Products—4.2%
Avantor, Inc., Ser. A,
6.25%, 5/15/22	132,710	8,776,112
Becton Dickinson and Co., Ser. A,
6.125%, 5/1/20	81,590	5,072,786
Danaher Corp., Ser. A,
4.75%, 4/15/22	8,655	9,560,746

		23,409,644

Insurance—1.3%
Assurant, Inc., Ser. D,
6.50%, 3/15/21	62,700	6,988,542

Total Convertible Preferred Stock (cost—$78,946,120)		90,773,581

COMMON STOCK—0.4%

Internet—0.4%
Alibaba Group Holding Ltd. ADR (e) (cost—$2,521,486)	14,818	2,510,910

	Principal Amount (000s)	Value^

Repurchase Agreements—4.2%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $23,798,992; collateralized by U.S. Treasury Inflation Indexed Notes, 0.25%, due 1/15/25, valued at $24,275,410 including accrued interest (cost—$23,798,000)	$23,798	$23,798,000

Total Investments (cost—$494,339,293)—100.6%		565,081,691

Liabilities in excess of other assets—(0.6)%		(3,648,329)

Net Assets—100.0%		$561,433,362

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $153,308,521, representing 27.3% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $153,308,521, representing 27.3% of net assets.

(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Level 3 security.
(e)	Non-income producing.
(f)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Core Bond Fund

June 30, 2019 (unaudited)

	Principal Amount (000s)	Value^

U.S. GOVERNMENT AGENCY SECURITIES—39.8%

Fannie Mae, MBS,
2.50%, 7/18/34 TBA, 15 Year (c)	$90	$90,591
3.00%, 7/18/34 TBA, 15 Year (c)	190	193,697
3.00%, 7/15/49 TBA, 30 Year (c)	1,000	1,008,152
3.50%, 7/18/34 TBA, 15 Year (c)	490	505,784
3.50%, 4/1/48 Pool, 30 Year	826	857,058
3.50%, 7/15/49 TBA, 30 Year (c)	70	71,548
4.00%, 6/1/48 Pool, 30 Year	3,044	3,168,060
4.50%, 10/1/48 Pool, 30 Year	1,793	1,896,180
Ginnie Mae, MBS, 30 Year,
3.50%, 2/20/48 Pool	1,330	1,373,118
4.00%, 3/20/48 Pool	444	460,979
4.50%, 10/20/48 Pool	1,104	1,151,533
United States Small Business Administration, ABS,
3.20%, 3/1/39 Series 2019-20, Class C1	90	94,374
3.37%, 1/1/39 Series 2019-20, Class A1	220	232,636
3.50%, 5/1/38 Series 2018-20, Class E1	425	453,069
3.53%, 9/1/38 Series 2018-20, Class I1	260	278,023
3.54%, 7/1/38 Series 2018-20, Class G1	198	211,800
3.54%, 12/1/38 Series 2018-20, Class L1	294	316,036
3.58%, 8/1/38 Series 2018-20, Class H1	393	421,763
3.60%, 6/1/38 Series 2018-20, Class F1	183	196,990
3.77%, 10/1/38 Series 2018-20, Class J1	147	159,196

Total U.S. Government Agency Securities (cost—$12,821,153)		13,140,587

CORPORATE BONDS & NOTES—23.1%

Aerospace & Defense—1.6%
L3 Technologies, Inc.,
3.95%, 5/28/24	335	351,361
Northrop Grumman Corp.,
2.93%, 1/15/25	55	56,113
Northrop Grumman Systems Corp.,
7.875%, 3/1/26	100	127,936

		535,410

Banks—6.5%
Corestates Capital III, 3 mo. USD-LIBOR-BBA + 0.570% (a)(b)(g),
3.09%, 2/15/27	190	174,800
Fifth Third Bancorp, (converts to FRN on 6/30/23) (e)(g),
5.10%, 6/30/23	85	84,279
First Maryland Capital II, 3 mo. LIBOR + 0.850% (g),
3.429%, 2/1/27	370	339,969
Huntington Bancshares, Inc., Ser. E, (converts to FRN on 4/15/23) (e)(g),
5.70%, 12/31/99	85	85,486
Huntington Capital Trust I, 3 mo. USD-LIBOR + 0.700% (g),
3.283%, 2/1/27	128	114,716

	Principal Amount (000s)	Value^

JPMorgan Chase & Co., 3 mo. LIBOR + 0.950% (g),
3.526%, 2/2/37	$730	$596,775
KeyCorp, Ser. D, (converts to FRN on 9/15/26) (e)(g),
5.00%, 9/15/26	230	232,391
State Street Corp., 3 mo. LIBOR + 1.00% (g),
3.41%, 6/15/47	470	358,669
Wells Fargo Capital X,
5.95%, 12/15/36	130	155,559

		2,142,644

Electric Utilities—3.5%
Alabama Power Co.,
2.80%, 4/1/25	170	171,339
Duke Energy Florida LLC,
3.40%, 10/1/46	58	56,619
Edison International,
2.95%, 3/15/23	275	263,611
Jersey Central Power & Light Co. (a)(b),
4.30%, 1/15/26	105	112,820
NextEra Energy Capital Holdings, Inc., (converts to FRN on 12/1/27) (g),
4.80%, 12/1/77	95	89,419
Pennsylvania Electric Co. (a)(b),
3.25%, 3/15/28	30	30,230
San Diego Gas & Electric Co., Ser. NNN,
3.60%, 9/1/23	115	119,503
Sempra Energy,
3.55%, 6/15/24	170	175,716
Toledo Edison Co.,
6.15%, 5/15/37	75	96,502
Virginia Electric & Power Co., Ser. B,
3.80%, 9/15/47	30	30,849

		1,146,608

Insurance—1.3%
Brighthouse Financial, Inc.,
4.70%, 6/22/47	70	58,574
Lincoln National Corp., 3 mo. USD-LIBOR + 2.358% (g),
4.88%, 5/17/66	180	147,544
MetLife, Inc. (a)(b),
9.25%, 4/8/38	45	63,236
New York Life Insurance Co. (a)(b),
4.45%, 5/15/69	130	143,647

		413,001

Media—2.0%
Charter Communications Operating LLC,
4.50%, 2/1/24	88	93,692
5.75%, 4/1/48	65	71,987
Comcast Corp.,
4.25%, 10/15/30	155	172,749
Time Warner Cable LLC,
4.50%, 9/15/42	25	23,448
6.55%, 5/1/37	25	28,872
Walt Disney Co. (a)(b),
3.00%, 9/15/22	260	266,293

		657,041

Miscellaneous Manufacturing—2.6%
General Electric Co. (g),
3 mo. USD-LIBOR-BBA + 1.000%, 3.41%, 3/15/23	212	209,705
3 mo. LIBOR + 1.000%, 3.597%, 4/15/23	351	345,398
5.00%, 1/21/21, Ser. D (converts to FRN on 1/21/21) (e)	315	302,731

		857,834

Schedule of Investments

AllianzGI Core Bond Fund

June 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Oil, Gas & Consumable Fuels—2.6%
Anadarko Petroleum Corp.,
4.85%, 3/15/21	$650	$673,142
Boston Gas Co. (a)(b),
3.15%, 8/1/27	113	114,723
NiSource, Inc.,
3.49%, 5/15/27	70	72,553

		860,418

Pharmaceuticals—1.2%
Allergan Funding SCS,
3.80%, 3/15/25	190	197,217
Bristol-Myers Squibb Co. (a)(b),
4.125%, 6/15/39	130	140,147
CVS Health Corp.,
4.875%, 7/20/35	60	63,525

		400,889

Pipelines—1.0%
Columbia Pipeline Group, Inc.,
4.50%, 6/1/25	112	120,518
El Paso Natural Gas Co. LLC,
8.375%, 6/15/32	55	74,249
Energy Transfer Operating L.P.,
6.50%, 2/1/42	65	76,934
Enterprise Products Operating LLC, Ser. E, (converts to FRN on 8/16/27) (g),
5.25%, 8/16/77	55	52,654

		324,355

Semiconductors—0.6%
Broadcom, Inc. (a)(b),

4.25%, 4/15/26	70	71,559
4.75%, 4/15/29	130	133,182

		204,741

Telecommunications—0.2%
AT&T, Inc.,
4.85%, 3/1/39	75	80,628

Total Corporate Bonds & Notes (cost—$7,426,306)		7,623,569

U.S. TREASURY OBLIGATIONS—20.7%

U.S. Treasury Bonds,
3.00%, 2/15/49	957	1,050,158
4.50%, 5/15/38	482	647,386
U.S. Treasury Notes,
0.75%, 8/15/19	1,265	1,262,826
1.75%, 6/15/22	706	706,883
2.00%, 5/31/24	1,190	1,203,480
2.125%, 5/31/21	966	972,490
2.125%, 5/31/26	473	480,686
2.375%, 5/15/29	482	498,004

Total U.S. Treasury Obligations (cost—$6,775,700)		6,821,913

ASSET-BACKED SECURITIES—17.8%

Ally Auto Receivables Trust,
2.91%, 9/15/23 Series 2019-1, Class A3	190	193,567
3.00%, 1/17/23 Series 2018-3, Class A3	267	269,567
American Express Credit Account Master Trust, 1 mo. LIBOR + 0.380%, Series 2017-5, Class A (g),
2.77%, 2/18/25	547	547,855
BA Credit Card Trust, Series 2018-A3, Class A3,
3.10%, 12/15/23	250	255,480
BMW Vehicle Owner Trust, Series 2018-A, Class A4,
2.51%, 6/25/24	123	123,980

	Principal Amount (000s)	Value^

Citibank Credit Card Issuance Trust, 1 mo. LIBOR + 0.330%, Series 2018-A2, Class A2 (g),
2.713%, 1/20/25	$505	$505,045
CNH Equipment Trust, Series 2019-B, Class A3,
2.52%, 8/15/24	210	212,588
Dryden 68 CLO Ltd., 3 mo. USD-LIBOR + 1.310%, Series 2019-68A, Class A (a)(b)(c)(d)(f)(g),
1.00%, 7/15/32	385	385,000
Ford Credit Auto Owner Trust, Series 2018-A, Class A4,
3.16%, 10/15/23	203	208,430
Honda Auto Receivables Owner Trust,
2.83%, 3/20/23 Series 2019-1, Class A3	210	213,088
3.07%, 11/21/24 Series 2018-3, Class A4	100	102,105
Hyundai Auto Receivables Trust, Series 2019-A, Class A3,
2.66%, 6/15/23	255	257,981
John Deere Owner Trust, Series 2018-B, Class A4,
3.23%, 6/16/25	257	263,355
Nissan Auto Receivables Owner Trust, Series 2019-A, Class A3,
2.90%, 10/16/23	320	325,787
Octagon Investment Partners 30 Ltd., 3 mo. USD-LIBOR-BBA + 1.320%, Series 2017-1A, Class A1 (a)(b)(g),
3.91%, 3/17/30	210	212,103
Starwood Waypoint Homes Trust, 1 mo. LIBOR + 0.950%, Series 2017-1, Class A (a)(b)(g),
3.34%, 1/17/35	321	321,001
Toyota Auto Receivables Owner Trust, Series 2019-A, Class A3,
2.91%, 7/17/23	320	324,882
Verizon Owner Trust, 1 mo. USD-LIBOR+ 0.260%, Series 2018-1A, Class A1B (b)(g),
2.643%, 9/20/22	605	604,864
Volvo Financial Equipment Master Owner Trust, 1 mo. LIBOR + 0.520%, Series 2018-A, Class A (a)(b)(g),
2.914%, 7/17/23	532	534,531

Total Asset-Backed Securities (cost—$5,811,987)		5,861,209

Total Investments (cost-$32,835,146)—101.4%		33,447,278

Liabilities in excess of other assets (h)—(1.4)%		(454,361)

Net Assets—100.0%		$32,992,917

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $2,703,272, representing 8.2% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $3,308,136, representing 10.0% of net assets.

(c)	When-issued or delayed-delivery. To be settled/delivered after June 30, 2019.
(d)	Fair-Valued—Security with a value of $385,000, representing 1.2% of net assets.

Schedule of Investments

AllianzGI Core Bond Fund

June 30, 2019 (unaudited) (continued)

(e)	Perpetual maturity. The date shown, if any, is the next call date.
(f)	Level 3 security.
(g)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2019.
(h)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	1	9/30/19	$200	$215	$6
5-Year U.S. Treasury Note	30	9/30/19	3,000	3,545	18,299
10-Year U.S. Treasury Note	4	9/19/19	400	512	(70)
10-Year Ultra U.S. Treasury Bond	3	9/19/19	300	414	(52)
U.S. Long Bond	4	9/19/19	400	623	20,140
U.S. Ultra Treasury Bond	9	9/19/19	900	1,598	44,475

					$82,798

Credit default swaps agreements outstanding at June 30, 2019:

Centrally cleared buy protection swap agreements(1):

Broker (Exchange)/ Reference Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Pay Rate	Payment Frequency	Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs (ICE):
AT&T, Inc.	$640	0.934%	6/20/24	(1.00)%	Quarterly	$(2,818)	$2,427	$(5,245)
Cardinal Health, Inc.	335	0.985%	6/20/24	(1.00)%	Quarterly	(1,044)	1,274	(2,318)
CDX.NA.IG.32 Index	2,745	0.544%	6/20/24	(1.00)%	Quarterly	(686)	(58,695)	58,009
Ford Motor Co.	620	1.999%	6/20/24	(5.00)%	Quarterly	(85,412)	(73,834)	(11,578)
General Electric Co.	165	0.709%	6/20/23	(1.00)%	Quarterly	(2,215)	(2,145)	(70)
McKesson Corp.	330	0.773%	6/20/24	(1.00)%	Quarterly	(4,238)	(315)	(3,923)
UnitedHealth Group, Inc.	655	0.340%	6/20/24	(1.00)%	Quarterly	(21,489)	(19,971)	(1,518)
Verizon Communications, Inc.	175	0.576%	6/20/24	(1.00)%	Quarterly	(3,590)	(3,556)	(34)

						$(121,492)	$(154,815)	$33,323

Centrally cleared sell protection swap agreements(2):

Broker (Exchange)/ Referenced Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Received Rate	Payment Frequency	Value(5)	Upfront Premiums Paid	Unrealized Appreciation
Goldman Sachs (ICE):
Loews Corp.	$655	0.407%	6/20/24	1.00%	Quarterly	$19,330	$17,375	$1,955

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Schedule of Investments

AllianzGI Core Bond Fund

June 30, 2019 (unaudited) (continued)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at June 30, 2019 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)

At June 30, 2019, the Fund pledged $249,488 in cash collateral for futures contracts and $82,696 in cash as collateral for swap contracts. The Fund also held U.S. Treasury Obligations valued at $683,098 as collateral for swap contracts. Securities held as collateral will be pledged and are not reflected in Schedule of Investments.

Glossary:

ABS—Asset-Backed Securities

BBA—British Bankers’ Association

CDX—Credit Derivatives Index

CLO—Collateralized Loan Obligation

FRN—Floating Rate Note

ICE—Intercontinental Exchange

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

TBA—To Be Announced

Schedule of Investments

AllianzGI Core Plus Bond Fund

June 30, 2019 (unaudited)

	Principal Amount (000s)	Value^

U.S. GOVERNMENT AGENCY SECURITIES—40.0%

Fannie Mae, MBS,
2.50%, 7/18/34 TBA, 15 Year (c)	$125	$125,820
3.00%, 7/18/34 TBA, 15 Year (c)	255	259,962
3.00%, 7/15/49 TBA, 30 Year (c)	1,360	1,371,087
3.50%, 7/18/34 TBA, 15 Year (c)	655	676,099
3.50%, 4/1/48 Pool, 30 Year	1,121	1,163,752
3.50%, 7/15/49 TBA, 30 Year (c)	240	245,306
4.00%, 6/1/48 Pool, 30 Year	4,263	4,437,423
4.50%, 10/1/48 Pool, 30 Year	1,959	2,066,263
Ginnie Mae, MBS, 30 Year,
3.50%, 2/20/48 Pool	1,810	1,868,967
4.00%, 3/20/48 Pool	592	614,639
4.50%, 10/20/48 Pool	1,513	1,578,560
United States Small Business Administration, ABS,
3.20%, 3/1/39 Series 2019-20, Class C1	120	125,832
3.37%, 1/1/39 Series 2019-20, Class A1	300	317,231
3.50%, 5/1/38 Series 2018-20, Class E1	416	443,001
3.53%, 9/1/38 Series 2018-20, Class I1	358	382,543
3.54%, 7/1/38 Series 2018-20, Class G1	276	294,453
3.54%, 12/1/38 Series 2018-20, Class L1	402	431,916
3.58%, 8/1/38 Series 2018-20, Class H1	525	564,107
3.60%, 6/1/38 Series 2018-20, Class F1	355	381,604
3.77%, 10/1/38 Series 2018-20, Class J1	147	159,196

Total U.S. Government Agency Securities (cost—$17,080,856)		17,507,761

CORPORATE BONDS & NOTES—30.0%

Aerospace & Defense—1.6%
L3 Technologies, Inc.,
3.95%, 5/28/24	414	434,219
Northrop Grumman Corp.,
2.93%, 1/15/25	70	71,417
Northrop Grumman Systems Corp.,
7.875%, 3/1/26	140	179,111

		684,747

Banks—9.6%
Citigroup, Inc., Ser. P, (converts to FRN on 5/15/25) (e)(g),
5.95%, 5/15/25	420	439,259
Citizens Financial Group, Inc., Ser. B, (converts to FRN on 7/6/23) (e)(g),
6.00%, 12/31/99	70	70,898
Fifth Third Bancorp, (converts to FRN on 6/30/23) (e)(g),
5.10%, 6/30/23	205	203,262
First Maryland Capital II, 3 mo. LIBOR + 0.850% (g),
3.429%, 2/1/27	443	407,045
HSBC Holdings PLC, 5 year USD ICE Swap + 3.705%, Ser. (e)(g),
6.375%, 9/17/24	650	673,215
Huntington Bancshares, Inc., Ser. E, (converts to FRN on 4/15/23) (e)(g),
5.70%, 12/31/99	205	206,172

	Principal Amount (000s)	Value^

Huntington Capital Trust I, 3 mo. USD-LIBOR + 0.700% (g),
3.283%, 2/1/27	$182	$163,111
JPMorgan Chase & Co., 3 mo. LIBOR + 0.950% (g),
3.526%, 2/2/37	740	604,950
KeyCorp, Ser. D, (converts to FRN on 9/15/26) (e)(g),
5.00%, 9/15/26	400	404,158
Popular, Inc.,
6.125%, 9/14/23	225	239,344
State Street Corp., 3 mo. LIBOR + 1.00% (g),
3.41%, 6/15/47	770	587,606
Wells Fargo Capital X,
5.95%, 12/15/36	170	203,423

		4,202,443

Diversified Financial Services—0.6%
Discover Financial Services, Ser. C, (converts to FRN on 10/30/27) (e)(g),
5.50%, 10/30/27	265	257,453

Electric Utilities—3.9%
Alabama Power Co.,
2.80%, 4/1/25	270	272,127
Duke Energy Florida LLC,
3.40%, 10/1/46	72	70,285
Edison International,
2.95%, 3/15/23	365	349,883
Jersey Central Power & Light Co. (a)(b),
4.30%, 1/15/26	110	118,193
NextEra Energy Capital Holdings, Inc., (converts to FRN on 12/1/27) (g),
4.80%, 12/1/77	225	211,781
Pennsylvania Electric Co. (a)(b),
3.25%, 3/15/28	50	50,384
San Diego Gas & Electric Co., Ser. NNN,
3.60%, 9/1/23	155	161,070
Sempra Energy,
3.55%, 6/15/24	230	237,734
Toledo Edison Co.,
6.15%, 5/15/37	160	205,870
Virginia Electric & Power Co., Ser. B,
3.80%, 9/15/47	40	41,132

		1,718,459

Insurance—1.3%
Brighthouse Financial, Inc.,
4.70%, 6/22/47	90	75,310
Lincoln National Corp., 3 mo. USD-LIBOR + 2.358% (g),
4.88%, 5/17/66	255	209,020
MetLife, Inc. (a)(b),
9.25%, 4/8/38	70	98,368
New York Life Insurance Co. (a)(b),
4.45%, 5/15/69	170	187,845

		570,543

Media—1.8%
Charter Communications Operating LLC,
5.75%, 4/1/48	85	94,136
Comcast Corp.,
4.25%, 10/15/30	180	200,612
Time Warner Cable LLC,
4.50%, 9/15/42	95	89,103
6.55%, 5/1/37	35	40,421
Walt Disney Co. (a)(b),
3.00%, 9/15/22	350	358,472

		782,744

Schedule of Investments

AllianzGI Core Plus Bond Fund

June 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Miscellaneous Manufacturing—3.7%
General Electric Co. (g),
3 mo. USD-LIBOR-BBA + 1.000%, 3.41%, 3/15/23	$283	$279,936
3 mo. LIBOR + 1.000%, 3.597%, 4/15/23	474	466,435
5.00%, 1/21/21, Ser. D (converts to FRN on 1/21/21) (e)	895	860,140

		1,606,511

Oil, Gas & Consumable Fuels—2.6%
Anadarko Petroleum Corp.,
4.85%, 3/15/21	865	895,797
Boston Gas Co. (a)(b),
3.15%, 8/1/27	164	166,501
NiSource, Inc.,
3.49%, 5/15/27	85	88,099

		1,150,397

Pharmaceuticals—1.2%
Allergan Funding SCS,
3.80%, 3/15/25	250	259,496
Bristol-Myers Squibb Co. (a)(b),
4.125%, 6/15/39	172	185,425
CVS Health Corp.,
4.875%, 7/20/35	80	84,700

		529,621

Pipelines—2.9%
Columbia Pipeline Group, Inc.,
4.50%, 6/1/25	154	165,712
El Paso Natural Gas Co. LLC,
8.375%, 6/15/32	65	87,749
Energy Transfer Operating L.P.,
6.25%, 2/15/23, Ser. A (converts to FRN on 2/15/23) (e)(g)	460	428,499
6.50%, 2/1/42	90	106,523
Enterprise Products Operating LLC, Ser. E, (converts to FRN on 8/16/27) (g),
5.25%, 8/16/77	70	67,014
Plains All American Pipeline L.P., Ser. B, (converts to FRN on 11/15/22) (e)(g),
6.125%, 11/15/22	425	405,459

		1,260,956

Semiconductors—0.6%
Broadcom, Inc. (a)(b),
4.25%, 4/15/26	95	97,116
4.75%, 4/15/29	175	179,283

		276,399

Telecommunications—0.2%
AT&T, Inc.,
4.85%, 3/1/39	100	107,504

Total Corporate Bonds & Notes (cost—$12,751,611)		13,147,777

ASSET-BACKED SECURITIES—17.8%

Ally Auto Receivables Trust,
2.91%, 9/15/23 Series 2019-1, Class A3	260	264,881
3.00%, 1/17/23 Series 2018-3, Class A3	202	203,942

	Principal Amount (000s)	Value^

American Express Credit Account Master Trust, 1 mo. LIBOR + 0.380%, Series 2017-5, Class A (g),
2.77%, 2/18/25	$778	$779,216
BA Credit Card Trust, Series 2018-A3, Class A3,
3.10%, 12/15/23	150	153,288
BMW Vehicle Owner Trust, Series 2018-A, Class A4,
2.51%, 6/25/24	260	262,071
Citibank Credit Card Issuance Trust, 1 mo. LIBOR + 0.330%, Series 2018-A2, Class A2 (g),
2.713%, 1/20/25	700	700,062
CNH Equipment Trust, Series 2019-B, Class A3,
2.52%, 8/15/24	280	283,451
Dryden 68 CLO Ltd., 3 mo. USD-LIBOR + 1.310%, Series 2019-68A, Class A (a)(b)(c)(d)(f)(g),
1.00%, 7/15/32	515	515,000
Ford Credit Auto Owner Trust, Series 2018-A, Class A4,
3.16%, 10/15/23	298	305,971
Honda Auto Receivables Owner Trust,
2.83%, 3/20/23 Series 2019-1, Class A3	280	284,117
3.07%, 11/21/24 Series 2018-3, Class A4	170	173,579
Hyundai Auto Receivables Trust, Series 2019-A, Class A3,
2.66%, 6/15/23	335	338,916
John Deere Owner Trust, Series 2018-B, Class A4,
3.23%, 6/16/25	353	361,729
Nissan Auto Receivables Owner Trust, Series 2019-A, Class A3,
2.90%, 10/16/23	435	442,867
Octagon Investment Partners 30 Ltd., 3 mo. USD-LIBOR-BBA + 1.320%, Series 2017-1A, Class A1 (a)(b)(g),
3.91%, 3/17/30	276	278,476
Starwood Waypoint Homes Trust, 1 mo. LIBOR + 0.950%, Series 2017-1, Class A (a)(b)(g),
3.34%, 1/17/35	433	432,865
Toyota Auto Receivables Owner Trust, Series 2019-A, Class A3,
2.91%, 7/17/23	435	441,637
Verizon Owner Trust, 1 mo. USD-LIBOR+ 0.260%, Series 2018-1A, Class A1B (b)(g),
2.643%, 9/20/22	825	824,814
Volvo Financial Equipment Master Owner Trust, 1 mo. LIBOR + 0.520%, Series 2018-A, Class A (a)(b)(g),
2.914%, 7/17/23	728	731,463

Total Asset-Backed Securities (cost—$7,716,024)		7,778,345

U.S. TREASURY OBLIGATIONS—14.2%

U.S. Treasury Bonds,
3.00%, 2/15/49	1,026	1,125,875
4.50%, 5/15/38	216	290,115

Schedule of Investments

AllianzGI Core Plus Bond Fund

June 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

U.S. Treasury Notes,
0.75%, 8/15/19	$1,860	$1,856,803
1.75%, 6/15/22	614	614,767
2.00%, 5/31/24	880	889,969
2.125%, 5/31/21	838	843,630
2.375%, 5/15/29	580	599,258

Total U.S. Treasury Obligations (cost—$6,199,747)		6,220,417

Total Investments (cost—$43,748,238)—102.0%		44,654,300

Liabilities in excess of other assets (h)—(2.0)%		(885,084)

Net Assets—100.0%		$43,769,216

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $3,399,391, representing 7.8% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $4,224,205, representing 9.7% of net assets.

(c)	When-issued or delayed-delivery. To be settled/delivered after June 30, 2019.
(d)	Fair-Valued—Security with a value of $515,000, representing 1.2% of net assets.
(e)	Perpetual maturity. The date shown, if any, is the next call date.
(f)	Level 3 security.
(g)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2019.

(h)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	4	9/30/19	$800	$861	$825
5-Year U.S. Treasury Note	37	9/30/19	3,700	4,372	32,065
10-Year U.S. Treasury Note	4	9/19/19	400	512	(70)
10-Year Ultra U.S. Treasury Bond	4	9/19/19	400	552	(70)
U.S. Long Bond	6	9/19/19	600	934	30,209
U.S. Ultra Treasury Bond	15	9/19/19	1,500	2,663	87,167

					$150,126

Credit default swaps agreements outstanding at June 30, 2019:

Centrally cleared buy protection swap agreements(1):

Broker (Exchange)/ Reference Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Pay Rate	Payment Frequency	Value(5)	Upfront Premiums Paid (Received)	Unrealized Depreciation
Goldman Sachs (ICE):
AT&T, Inc.	$870	0.934%	6/20/24	(1.00)%	Quarterly	$(3,831)	$3,299	$(7,130)
Cardinal Health, Inc.	460	0.985%	6/20/24	(1.00)%	Quarterly	(1,434)	1,748	(3,182)
CDX.NA.HY.32 Index	4,110	3.250%	6/20/24	(5.00)%	Quarterly	(317,902)	(304,766)	(13,136)
Ford Motor Co.	850	1.999%	6/20/24	(5.00)%	Quarterly	(117,098)	(101,225)	(15,873)
General Electric Co.	220	0.709%	6/20/23	(1.00)%	Quarterly	(2,954)	(2,860)	(94)
McKesson Corp.	450	0.773%	6/20/24	(1.00)%	Quarterly	(5,778)	(429)	(5,349)
UnitedHealth Group, Inc.	870	0.340%	6/20/24	(1.00)%	Quarterly	(28,543)	(26,526)	(2,017)
Verizon Communications, Inc.	235	0.576%	6/20/24	(1.00)%	Quarterly	(4,821)	(4,775)	(46)

						$(482,361)	$(435,534)	$(46,827)

Schedule of Investments

AllianzGI Core Plus Bond Fund

June 30, 2019 (unaudited) (continued)

Centrally cleared sell protection swap agreements(2):

Broker (Exchange)/ Referenced Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Received Rate	Payment Frequency	Value(5)	Upfront Premiums Paid	Unrealized Appreciation
Goldman Sachs (ICE):
CDX.NA.IG.32 Index	$7,120	0.544%	6/20/24	1.00%	Quarterly	$172,309	$148,732	$23,577
Loews Corp.	870	0.407%	6/20/24	1.00%	Quarterly	25,675	23,079	2,596

						$197,984	$171,811	$26,173

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at June 30, 2019 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)

At June 30, 2019, the Fund pledged $392,739 in cash as collateral for futures and $311,777 in cash as collateral for swap contracts. The Fund also held U.S. Treasury Obligations valued at $975,854 as collateral for swap contracts. Securities held as collateral will not be pledged and are not reflected in the Schedule of Investments.

Glossary:

ABS—Asset-Backed Securities

BBA—British Bankers’ Association

CDX—Credit Derivatives Index

CLO—Collateralized Loan Obligation

FRN—Floating Rate Note

ICE—Intercontinental Exchange

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

TBA—To Be Announced

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

June 30, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—95.0%

Brazil—5.0%
Ambev S.A.	57,800	$269,285
Banco Santander Brasil S.A. ADR	15,570	184,816
IRB Brasil Resseguros S.A.	12,300	315,512
JBS S.A.	48,100	265,806
Porto Seguro S.A.	45,500	612,362
Qualicorp Consultoria e Corretora de Seguros S.A.	21,000	125,619
Sul America S.A. UNIT	16,500	161,221
Tim Participacoes S.A.	44,700	135,382

		2,070,003

Canada—1.6%
Manulife Financial Corp.	37,446	680,550

China—36.2%
Alibaba Group Holding Ltd. ADR (e)	10,185	1,725,848
Autohome, Inc. ADR	2,045	175,093
BYD Electronic International Co., Ltd.	187,000	267,577
China Medical System Holdings Ltd.	64,000	58,773
China Merchants Bank Co., Ltd., Class H	197,500	980,077
China Mobile Ltd.	179,000	1,629,555
China Vanke Co., Ltd., Class H	161,600	605,891
Greenland Holdings Group Co., Ltd., Class A	394,685	392,968
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	94,000	424,272
Hisense Home Appliances Group Co., Ltd., Class H	35,000	42,558
Kweichow Moutai Co., Ltd., Class A	3,000	430,871
Lenovo Group Ltd.	1,254,000	970,952
Longfor Group Holdings Ltd.	54,000	203,602
Luye Pharma Group Ltd. (a)	349,000	253,120
Ping An Insurance Group Co. of China Ltd., Class H	195,500	2,350,863
Shimao Property Holdings Ltd.	108,500	330,551
Tencent Holdings Ltd.	74,800	3,383,906
Yum China Holdings, Inc.	16,600	766,920
Zhongsheng Group Holdings Ltd.	33,500	93,406

		15,086,803

Denmark—0.6%
Carlsberg A/S, Class B	1,817	241,111

Greece—0.2%
OPAP S.A.	8,910	99,940

Hong Kong—1.0%
Geely Automobile Holdings Ltd.	135,000	231,475
Pacific Textile Holdings Ltd.	59,000	46,713
Swire Pacific Ltd., Class A	11,000	135,160

		413,348

India—8.5%
Bajaj Finance Ltd.	6,938	370,323
DLF Ltd.	91,008	249,102
HDFC Bank Ltd. ADR	14,560	1,893,382
Hindustan Unilever Ltd.	17,007	440,889
Housing Development Finance Corp., Ltd.	18,472	587,159

		3,540,855

Indonesia—0.9%
Gudang Garam Tbk PT	9,800	53,346
Indofood Sukses Makmur Tbk PT	421,500	209,600
Media Nusantara Citra Tbk PT	1,464,500	107,832

		370,778

Japan—0.2%
Astellas Pharma, Inc.	6,900	98,330

	Shares	Value^

Korea (Republic of)—8.1%
Fila Korea Ltd.	3,666	$243,466
Kia Motors Corp.	16,164	616,638
LG Electronics, Inc.	6,285	432,447
Samsung Electronics Co., Ltd.	50,871	2,071,483

		3,364,034

Malaysia—0.3%
Public Bank Bhd.	20,500	114,151

Mexico—2.8%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand ADR	11,265	86,177
Grupo Financiero Banorte S.A.B de C.V., Class O	139,700	811,397
Wal-Mart de Mexico S.A.B de C.V.	104,600	285,510

		1,183,084

Philippines—2.2%
Ayala Land, Inc.	286,200	283,936
Globe Telecom, Inc.	2,875	126,930
Jollibee Foods Corp.	34,240	188,364
Megaworld Corp.	1,335,700	159,028
Robinsons Land Corp.	291,200	149,763

		908,021

Poland—0.8%
Dino Polska S.A. (a)(e)	2,535	88,823
Powszechna Kasa Oszczednosci Bank Polski S.A.	22,002	252,540

		341,363

Russian Federation—1.5%
Mail.Ru Group Ltd. GDR	4,135	105,525
Mobile TeleSystems PJSC ADR	56,850	529,274

		634,799

Singapore—1.0%
CapitaLand Ltd.	159,300	415,968

South Africa—2.6%
Absa Group Ltd.	30,684	383,707
Mr Price Group Ltd.	16,902	238,029
Telkom S.A. SOC Ltd.	71,065	464,766

		1,086,502

Switzerland—1.5%
Roche Holding AG	2,235	628,454

Taiwan—6.3%
Cathay Financial Holding Co., Ltd.	237,000	328,264
Chlitina Holding Ltd.	48,000	414,556
Chong Hong Construction Co., Ltd.	60,000	172,568
CTBC Financial Holding Co., Ltd.	295,000	202,845
Eclat Textile Co., Ltd.	13,000	166,563
First Financial Holding Co., Ltd.	962,601	707,061
Grape King Bio Ltd.	19,000	125,288
Shin Kong Financial Holding Co., Ltd.	389,724	118,443
Taiwan Paiho Ltd.	46,000	133,243
Uni-President Enterprises Corp.	90,000	239,731

		2,608,562

Thailand—5.1%
Advanced Info Service PCL (c)(d)	93,200	663,175
Bangkok Dusit Medical Services PCL (c)(d)	627,100	531,832
Home Product Center PCL (c)(d)	618,800	353,305
Land & Houses PCL (c)(d)	563,100	203,954
Thanachart Capital PCL (c)(d)	210,200	380,550

		2,132,816

Turkey—0.5%
Turkcell Iletisim Hizmetleri AS	76,061	167,936
Ulker Biskuvi Sanayi AS (e)	16,522	55,419

		223,355

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

United States—8.1%
Mastercard, Inc., Class A	6,610	$1,748,543
Philip Morris International, Inc.	3,300	259,149
Procter & Gamble Co.	6,400	701,760
Thermo Fisher Scientific, Inc.	1,020	299,554
Visa, Inc., Class A	2,165	375,736

		3,384,742

Total Common Stock (cost—$33,218,655)		39,627,569

PREFERRED STOCK—1.7%

Brazil—1.7%
Banco do Estado do Rio Grande do Sul S.A., Class B	24,500	151,532
Cia Brasileira de Distribuicao	4,700	115,886
Itau Unibanco Holding S.A.	45,550	430,121

Total Preferred Stock (cost—$624,139)		697,539

	Principal Amount (000s)

Repurchase Agreements—2.2%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $905,038; collateralized by U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25, valued at $923,222 including accrued interest (cost—$905,000)	$905	905,000

Total Investments (cost—$34,747,794) (b)—98.9%		41,230,108

Other assets less liabilities—1.1%		463,372

Net Assets—100.0%		$41,693,480

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $341,943, representing 0.8% of net assets.

(b)	Securities with an aggregate value of $24,544,611, representing 58.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $2,132,816, representing 5.1% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

UNIT—More than one class of securities traded together

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	15.8%
Insurance	11.0%
Interactive Media & Services	8.8%
Real Estate Management & Development	7.9%
Wireless Telecommunication Services	7.8%
Technology Hardware, Storage & Peripherals	7.3%
IT Services	5.1%
Internet	4.1%
Pharmaceuticals	3.5%
Household Products	2.7%
Hotels, Restaurants & Leisure	2.5%
Beverages	2.3%
Automobiles	2.0%
Food Products	1.9%
Specialty Retail	1.6%
Healthcare Providers & Services	1.6%
Textiles, Apparel & Luxury Goods	1.4%
Thrifts & Mortgage Finance	1.4%
Personal Products	1.3%
Food & Staples Retailing	1.2%
Household Durables	1.1%
Diversified Telecommunication Services	1.1%
Consumer Finance	0.9%
Tobacco	0.8%
Life Sciences Tools & Services	0.7%
Communications Equipment	0.6%
Media	0.3%
Repurchase Agreements	2.2%
Other assets less liabilities	1.1%

100.0%

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

June 30, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—91.1%

Brazil—8.3%
Cia de Saneamento Basico do Estado de Sao Paulo	17,400	$214,195
IRB Brasil Resseguros S.A.	9,800	251,384
Porto Seguro S.A.	7,200	96,901
Qualicorp Consultoria e Corretora de Seguros S.A.	30,000	179,455

		741,935

China—9.9%
Anton Oilfield Services Group (e)	370,000	49,003
China Lilang Ltd.	24,000	22,068
China Power International Development Ltd.	247,000	60,362
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	32,000	144,433
Hisense Home Appliances Group Co., Ltd., Class H	67,000	81,468
Jiangsu Expressway Co., Ltd., Class H	54,000	76,853
NetDragon Websoft Holdings Ltd.	34,500	85,369
Qudian, Inc. ADR (e)	26,200	196,500
Tianjin Zhongxin Pharmaceutical Group Corp., Ltd.	13,400	12,336
West China Cement Ltd.	222,000	34,123
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	179,000	117,573

		880,088

Czech Republic—0.5%
Philip Morris CR AS	68	41,358

Greece—1.1%
Hellenic Petroleum S.A.	2,158	22,684
Motor Oil Hellas Corinth Refineries S.A.	3,002	76,805

		99,489

Hong Kong—2.5%
K Wah International Holdings Ltd.	116,197	67,834
Luk Fook Holdings International Ltd.	18,000	56,378
Towngas China Co., Ltd. (e)	134,495	96,885

		221,097

India—14.1%
Bajaj Holdings & Investment Ltd.	357	18,645
Balrampur Chini Mills Ltd.	22,389	45,381
Bata India Ltd.	11,728	245,183
DCM Shriram Ltd.	11,665	94,962
Jubilant Foodworks Ltd.	2,244	40,061
Mphasis Ltd.	10,226	150,020
NIIT Technologies Ltd.	5,816	113,324
Oriental Bank of Commerce (e)	61,814	84,501
Phillips Carbon Black Ltd.	13,702	23,022
PVR Ltd.	5,193	125,782
REC Ltd.	26,378	63,061
Strides Pharma Science Ltd.	16,252	93,286
WNS Holdings Ltd. ADR (e)	2,700	159,840

		1,257,068

Indonesia—2.8%
Bukit Asam Tbk PT	769,200	161,338
Wijaya Karya Persero Tbk PT	534,300	91,877

		253,215

Korea (Republic of)—14.6%
Cheil Worldwide, Inc.	8,043	204,793
Daelim Industrial Co., Ltd.	1,392	138,816
Fila Korea Ltd.	2,566	170,413
Hyosung Corp.	2,283	143,776
Jeju Air Co., Ltd.	771	22,147
Korea Gas Corp.	777	28,432
LF Corp.	2,384	47,519
Macquarie Korea Infrastructure Fund	10,706	109,351
Partron Co., Ltd.	17,093	263,133
Shinsegae International, Inc.	514	94,966

	Shares	Value^

SK Networks Co., Ltd.	8,936	$39,203
Unid Co., Ltd.	798	34,744

		1,297,293

Malaysia—0.6%
Pentamaster Corp. Bhd. (e)	71,850	50,133

Mexico—2.8%
Fibra Uno Administracion S.A. De C.V. REIT	79,700	105,720
Grupo Aeroportuario del Pacifico S.A.B de C.V., Class B	9,200	95,807
Qualitas Controladora S.A.B. de C.V.	16,600	46,582

		248,109

Poland—1.0%
Dino Polska S.A. (a)(e)	1,484	51,998
Energa S.A. (e)	16,483	34,470

		86,468

Russian Federation—1.4%
Magnitogorsk Iron & Steel Works PJSC GDR	9,321	85,753
PIK Group PJSC (c)(d)	6,256	37,199

		122,952

South Africa—5.7%
Gold Fields Ltd. ADR	31,100	168,251
Impala Platinum Holdings Ltd. (e)	33,848	167,737
Telkom S.A. SOC Ltd.	25,948	169,700

		505,688

Taiwan—17.3%
Aten International Co., Ltd.	13,000	38,724
BenQ Materials Corp.	108,000	84,382
Bioteque Corp.	32,000	124,708
Chipbond Technology Corp.	75,000	146,248
Darfon Electronics Corp.	13,000	18,599
Eva Airways Corp.	102,800	49,431
Farglory Land Development Co., Ltd.	16,000	21,261
Formosa Advanced Technologies Co., Ltd.	16,000	18,346
Greatek Electronics, Inc.	12,000	16,622
Huaku Development Co., Ltd.	24,000	65,853
ITE Technology, Inc. (e)	35,000	39,779
Lite-On Technology Corp.	34,000	49,831
Novatek Microelectronics Corp.	27,000	150,664
Radiant Opto-Electronics Corp.	54,000	181,472
Shinkong Synthetic Fibers Corp.	63,000	28,252
Syncmold Enterprise Corp.	38,250	103,526
Taiwan Surface Mounting Technology Corp.	48,000	90,519
Tripod Technology Corp.	55,000	195,612
Zhen Ding Technology Holding Ltd.	38,000	121,571

		1,545,400

Thailand—5.1%
Home Product Center PCL (c)(d)	53,800	30,717
KGI Securities Thailand PCL (c)(d)	116,700	18,042
Quality Houses PCL (c)(d)	1,783,200	180,342
Ratch Group PCL (c)(d)	48,600	105,824
Thanachart Capital PCL (c)(d)	65,700	118,944

		453,869

Turkey—3.4%
Anadolu Cam Sanayii AS	46,182	22,074
Soda Sanayii AS	122,374	134,410
Trakya Cam Sanayii AS	155,913	78,787
Vestel Elektronik Sanayi ve Ticaret AS (e)	33,448	71,246

		306,517

Total Common Stock (cost—$6,930,297)		8,110,679

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

PREFERRED STOCK—7.7%

Brazil—4.6%
Azul S.A. (e)	4,600	$51,858
Banco do Estado do Rio Grande do Sul S.A., Class B	4,800	29,688
Cia de Transmissao de Energia Eletrica Paulista	33,900	218,411
Cia Paranaense de Energia	9,000	113,908

		413,865

Russian Federation—3.1%
Surgutneftegas PJSC (c)(d)	399,296	271,521

Total Preferred Stock (cost—$501,967)		685,386

Total Investments (cost—$7,432,264) (b)—98.8%		8,796,065

Other assets less liabilities—1.2%		108,645

Net Assets—100.0%		$8,904,710

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Security with a value of $51,998, representing 0.6% of net assets.

(b)	Securities with an aggregate value of $5,543,212, representing 62.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $762,589, representing 8.6% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Electronic Equipment, Instruments & Components	8.6%
Semiconductors & Semiconductor Equipment	7.2%
Oil, Gas & Consumable Fuels	6.0%
Textiles, Apparel & Luxury Goods	5.5%
Airlines	5.2%
Chemicals	5.2%
Metals & Mining	4.7%
Insurance	4.4%
Electric Utilities	4.1%
IT Services	3.1%
Pharmaceuticals	2.8%
Banks	2.6%
Construction & Engineering	2.6%
Water Utilities	2.4%
Entertainment	2.4%
Media	2.3%
Consumer Finance	2.2%
Specialty Retail	2.0%
Healthcare Providers & Services	2.0%
Transportation Infrastructure	1.9%
Diversified Telecommunication Services	1.9%
Machinery	1.9%
Real Estate Management & Development	1.7%
Household Durables	1.7%
Computers	1.7%
Gas Utilities	1.4%
Healthcare Equipment & Supplies	1.4%
Capital Markets	1.2%
Technology Hardware, Storage & Peripherals	1.2%
Equity Real Estate Investment Trusts (REITs)	1.2%
Diversified Financial Services	0.9%
Building Products	0.9%
Independent Power Producers & Energy Traders	0.7%
Food & Staples Retailing	0.6%
Energy Equipment & Services	0.6%
Food Products	0.5%
Tobacco	0.5%
Hotels, Restaurants & Leisure	0.5%
Trading Companies & Distributors	0.4%
Construction Materials	0.4%
Containers & Packaging	0.3%
Other assets less liabilities	1.2%

100.0%

Schedule of Investments

AllianzGI Emerging Markets SRI Debt Fund (formerly AllianzGI Emerging Markets Debt Fund)†

June 30, 2019 (unaudited)

	Principal Amount (000s)	Value^

SOVEREIGN DEBT OBLIGATIONS—77.1%

Angola—1.0%
Angolan Government International Bond (a)(b),
8.25%, 5/9/28	$200	$214,606

Argentina—2.9%
Argentine Republic Government International Bond,
6.875%, 1/11/48	400	298,400
7.50%, 4/22/26	350	294,476

		592,876

Azerbaijan—2.5%
Republic of Azerbaijan International Bond,
3.50%, 9/1/32	550	520,169

Belarus—1.0%
Republic of Belarus International Bond (a)(b),
6.20%, 2/28/30	200	214,438

Brazil—4.6%
Brazilian Government International Bond,
2.625%, 1/5/23	750	744,839
5.625%, 2/21/47	200	213,482

		958,321

Colombia—7.5%
Colombia Government International Bond,
2.625%, 3/15/23	400	399,198
3.875%, 4/25/27	900	939,788
5.00%, 6/15/45	200	221,325

		1,560,311

Dominican Republic—2.6%
Dominican Republic International Bond,
5.95%, 1/25/27	150	162,121
6.50%, 2/15/48	200	212,225
Dominican Republic International Bond (a)(b),
6.40%, 6/5/49	150	157,383

		531,729

Ecuador—4.8%
Ecuador Government International Bond,
7.875%, 1/23/28	1,000	992,712

Egypt—1.3%
Egypt Government International Bond,
8.50%, 1/31/47	250	265,407

El Salvador—1.2%
El Salvador Government International Bond,
6.375%, 1/18/27	250	250,702

Hungary—2.1%
Hungary Government International Bond,
5.375%, 3/25/24	250	282,285
7.625%, 3/29/41	100	160,824

		443,109

Indonesia—2.5%
Indonesia Government International Bond,
3.50%, 1/11/28	300	302,756
4.625%, 4/15/43	200	212,484

		515,240

	Principal Amount (000s)	Value^

Ivory Coast—1.9%
Ivory Coast Government International Bond,
6.375%, 3/3/28	$400	$397,200

Jamaica—2.5%
Jamaica Government International Bond,
6.75%, 4/28/28	450	516,724

Jordan—1.0%
Jordan Government International Bond,
5.75%, 1/31/27	200	203,093

Kazakhstan—3.9%
Kazakhstan Government International Bond,
4.875%, 10/14/44	500	576,345
5.125%, 7/21/25	200	226,397

		802,742

Kenya—1.0%
Kenya Government International Bond (a)(b),
8.00%, 5/22/32	200	211,359

Korea (Republic of)—1.0%
Republic Of KoreaRepublic Of Korea,
2.50%, 6/19/29	200	199,853

Kuwait—3.1%
Kuwait International Government Bond,
3.50%, 3/20/27	600	639,054

Lebanon—1.1%
Lebanon Government International Bond,
6.20%, 2/26/25	190	151,607
7.25%, 3/23/37	100	77,375

		228,982

Malaysia—1.2%
Malaysia Sukuk Global Bhd,
3.179%, 4/27/26	250	257,016

Mongolia—2.5%
Mongolia Government International Bond,
5.625%, 5/1/23	300	305,545
5.625%, 5/1/23 (a)(b)	200	203,697

		509,242

Nigeria—1.9%
Nigeria Government International Bond,
6.50%, 11/28/27	200	200,240
7.143%, 2/23/30	200	202,372

		402,612

Panama—3.4%
Panama Government International Bond,
3.75%, 3/16/25	450	475,747
4.30%, 4/29/53	200	220,356

		696,103

Paraguay—1.1%
Paraguay Government International Bond,
5.00%, 4/15/26	200	218,838

Philippines—2.4%
Philippine Government International Bond,
3.95%, 1/20/40	450	503,612

Poland—3.0%
Republic of Poland Government International Bond,
3.00%, 3/17/23	250	257,059
3.25%, 4/6/26	350	370,507

		627,566

Qatar—2.6%
Qatar Government International Bond (a)(b),
4.00%, 3/14/29	500	540,055

Schedule of Investments

AllianzGI Emerging Markets SRI Debt Fund (formerly AllianzGI Emerging Markets Debt Fund)†

June 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

South Africa—1.2%
Republic of South Africa Government International Bond,
4.30%, 10/12/28	$250	$245,813

Ukraine—3.5%
Ukraine Government International Bond,
7.75%, 9/1/21	200	209,637
7.75%, 9/1/23 (a)(b)	400	424,252
7.75%, 9/1/27	100	103,108

		736,997

Uruguay—2.9%
Uruguay Government International Bond,
4.375%, 10/27/27	200	216,334
4.375%, 1/23/31	360	390,484

		606,818

Venezuela—0.6%
Bolivarian Republic of Venezuela (c),
7.00%, 3/31/38	200	56,000
9.25%, 9/15/27	225	66,938

		122,938

Vietnam—1.3%
Vietnam Government International Bond,
4.80%, 11/19/24	250	266,712

Total Sovereign Debt Obligations (cost—$15,146,622)		15,992,949

CORPORATE BONDS & NOTES—8.8%

Chile—1.5%
Corp. Nacional del Cobre de Chile,
3.625%, 8/1/27	300	311,194

China—1.9%
Sinopec Group Overseas Development 2015 Ltd.,
3.25%, 4/28/25	200	203,967
State Grid Overseas Investment 2016 Ltd. (a)(b),
2.875%, 5/18/26	200	199,095

		403,062

	Principal Amount (000s)	Value^

Hong Kong—2.0%
Chinalco Capital Holdings Ltd.,
4.00%, 8/25/21	$200	$199,341
CNAC HK Finbridge Co., Ltd.,
4.625%, 3/14/23	200	209,206

		408,547

Indonesia—1.5%
Perusahaan Listrik Negara PT,
4.125%, 5/15/27	300	305,888

Mexico—1.5%
Petroleos Mexicanos,
6.35%, 2/12/48	250	215,086
6.50%, 1/23/29	100	96,812

		311,898

Venezuela—0.4%
Petroleos de Venezuela S.A. (c),
6.00%, 5/16/24	550	88,000

Total Corporate Bonds & Notes (cost—$1,813,447)		1,828,589

Repurchase Agreements—13.3%
State Street Bank and Trust Co.,dated 6/28/19, 0.50%, due 7/1/19, proceeds $2,748,115; collateralized by U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25, valued at $2,807,816 including accrued interest (cost—$2,748,000)	2,748	2,748,000

Total Investments (cost-$19,708,069)—99.2%		20,569,538

Other assets less liabilities (d)—0.8%		165,640

Net Assets—100.0%		$20,735,178

Notes to Schedule of Investments:

†	Effective August 1, 2019, the AllianzGI Emerging Markets Debt Fund changed its name to AllianzGI Emerging Markets SRI Debt Fund.
(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $2,164,885, representing 10.4% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $2,164,885, representing 10.4% of net assets.

(c)	In default.

Schedule of Investments

AllianzGI Emerging Markets SRI Debt Fund (formerly AllianzGI Emerging Markets Debt Fund)†

June 30, 2019 (unaudited) (continued)

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation
Long position contracts:
10-Year U.S. Treasury Note	14	9/19/19	$1,400	$1,792	$16,648

Forward foreign currency contracts outstanding at June 30, 2019:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value June 30, 2019	Unrealized Appreciation	Unrealized Depreciation
Purchased:
1,608,000 Brazilian Real settling 7/17/19	JPMorgan Chase	$396,996	$418,180	$21,184	$—
27,663,000 Indian Rupee settling 7/17/19	JPMorgan Chase	390,307	399,995	9,688	—
5,673,687,000 Indonesian Rupiah settling 7/17/19	JPMorgan Chase	401,250	400,948	—	(302)
680,000 Polish Zloty settling 7/17/19	JPMorgan Chase	180,286	182,204	1,918	—
714,000 Peruvian Sol settling 7/17/19	JPMorgan Chase	214,931	216,701	1,770	—
Sold:
1,620,000 Brazilian Real settling 7/17/19	State Street Bank and Trust Co.	395,218	421,301	—	(26,083)
28,000,000 Indian Rupee settling 7/17/19	JPMorgan Chase	395,816	404,868	—	(9,052)
5,622,159,000 Indonesian Rupiah settling 7/17/19	JPMorgan Chase	383,660	397,307	—	(13,647)
693,000 Polish Zloty settling 7/17/19	State Street Bank and Trust Co.	183,690	185,688	—	(1,998)
768,000 Peruvian Sol settling 7/17/19	JPMorgan Chase	232,045	233,090	—	(1,045)
5,000 Turkish Lira settling 7/17/19	JPMorgan Chase	829	856	—	(27)

				$34,560	$(52,154)

(e)	At June 30, 2019, the Fund pledged $14,310 in cash as collateral for futures contracts.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Sovereign Debt Obligations	77.1%
Oil, Gas & Consumable Fuels	2.9%
Mining	2.5%
Electric Utilities	2.4%
Chemicals	1.0%
Repurchase Agreements	13.3%
Other assets less liabilities	0.8%

100.0%

Schedule of Investments

AllianzGI Floating Rate Note Fund

June 30, 2019 (unaudited)

	Principal Amount (000s)	Value^

CORPORATE BONDS & NOTES—82.3%

Auto Manufacturers—2.4%
Daimler Finance North America LLC (a)(b),
3.405%, 5/4/23	$250	$250,379
General Motors Financial Co., Inc., 3 mo. LIBOR + 1.310% (c),
3.64%, 6/30/22	100	100,037

		350,416

Banks—38.7%
AIB Group PLC,
1.50%, 3/29/23	€100	116,963
ASB Bank Ltd., 3 mo. LIBOR + 0.970% (a)(b)(c),
3.398%, 6/14/23	$200	201,389
Banco Santander S.A, 3 mo. EURIBOR + 1.000% (c),
0.69%, 1/5/23	€200	228,286
Bank of America Corp. (c),
3 mo. LIBOR + 0.960%, 3.552%, 7/23/24	$40	40,312
3 mo. LIBOR + 1.000%, 3.581%, 4/24/23	200	201,752
Bank of New York Mellon Corp., 3 mo. LIBOR + 1.050% (c),
3.633%, 10/30/23	200	203,673
Banque Federative du Credit Mutuel S.A., 3 mo. LIBOR + 0.960% (c),
3.552%, 7/20/23	200	201,718
BPCE S.A., 3 mo. LIBOR + 1.240% (c),
3.676%, 9/12/23	250	251,111
CIT Group, Inc.,
5.00%, 8/1/23	50	53,562
Citigroup, Inc., 3 mo. LIBOR + 1.430% (c),
3.95%, 9/1/23	250	254,636
Cooperatieve Rabobank UA, 3 mo. LIBOR + 0.860% (a)(b)(c),
3.193%, 9/26/23	250	249,671
Goldman Sachs Group, Inc., 3 mo. EURIBOR + 0.620% (c),
0.277%, 9/26/23	€200	226,737
HSBC Holdings PLC, 3 mo. EURIBOR + 0.500% (c),
0.19%, 10/5/23	200	226,436
Industrial & Commercial Bank of China Ltd., 3 mo. LIBOR + 0.850% (c),
3.451%, 4/16/23	$250	250,701
ING Groep NV, 3 mo. LIBOR + 1.000% (c),
3.32%, 10/2/23	250	250,174
JPMorgan Chase & Co. (c),
3 mo. LIBOR + 0.890%, 3.482%, 7/23/24	40	40,273
3 mo. LIBOR + 1.230%, 3.811%, 10/24/23	200	203,069
KBC Group NV, 3 mo. EURIBOR + 0.550% (c),
0.239%, 11/24/22	€200	228,583
Mizuho Financial Group, Inc., 3 mo. EURIBOR + 0.500% (c),
0.19%, 4/10/23	200	228,010
Morgan Stanley, 3 mo. LIBOR + 1.400% (c),
3.981%, 10/24/23	$200	203,951
Nordea Bank Abp, 3 mo. LIBOR + 0.940% (a)(b)(c),
3.464%, 8/30/23	200	197,780

	Principal Amount (000s)	Value^

PNC Bank N.A., 3 mo. LIBOR + 0.500% (c),
3.082%, 7/27/22	$250	$250,514
Royal Bank of Scotland Group PLC, 3 mo. LIBOR + 1.470% (c),
3.988%, 5/15/23	200	199,478
Santander UK Group Holdings PLC, 3 mo. EURIBOR + 0.850% (c),
0.505%, 3/27/24	€100	111,797
Sumitomo Mitsui Financial Group, Inc., 3 mo. LIBOR + 0.800% (c),
3.401%, 10/16/23	$200	200,447
SunTrust Bank, 3 mo. LIBOR + 0.590% (c),
3.166%, 8/2/22	200	199,957
Toronto-Dominion Bank, 3 mo. LIBOR + 0.640% (c),
3.232%, 7/19/23	100	100,395
UBS Group Funding Switzerland AG, 3 mo. LIBOR + 0.950% (c),
3.468%, 8/15/23	250	250,498
Wells Fargo & Co. (c),
3 mo. LIBOR + 1.110%, 3.691%, 1/24/23	40	40,478
3 mo. LIBOR + 1.230%, 3.813%, 10/31/23	200	203,908

		5,616,259

Chemicals—1.4%
DowDuPont, Inc., 3 mo. LIBOR + 1.110% (c),
3.628%, 11/15/23	200	201,609

Commercial Services—0.7%
IHS Markit Ltd. (a)(b),
5.00%, 11/1/22	100	106,276

Computers—0.3%
Seagate HDD Cayman,
4.875%, 3/1/24	50	51,336

Consumer Products—0.3%
First Quality Finance Co., Inc. (a)(b),
4.625%, 5/15/21	50	50,062

Containers & Packaging—1.9%
Ball Corp.,
4.00%, 11/15/23	50	51,812
Crown European Holdings S.A,
4.00%, 7/15/22	€100	125,921
Reynolds Group Issuer, Inc. (a)(b),
5.125%, 7/15/23	$50	51,063
3 mo. LIBOR + 3.500%, 6.097%, 7/15/21 (c)	50	50,125

		278,921

Diversified Financial Services—4.2%
American Express Co., 3 mo. LIBOR + 0.750% (c),
3.326%, 8/3/23	200	201,155
Capital One Financial Corp., 3 mo. LIBOR + 0.720% (c),
3.303%, 1/30/23	100	99,824
ICBCIL Finance Co., Ltd., 3 mo. LIBOR + 0.950% (c),
3.468%, 5/15/21	200	199,750
International Lease Finance Corp.,
5.875%, 8/15/22	100	109,169

		609,898

Schedule of Investments

AllianzGI Floating Rate Note Fund

June 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Electric Utilities—2.9%
Edison International,
2.95%, 3/15/23	$100	$95,858
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	200	212,306
Sempra Energy, 3 mo. LIBOR + 0.450% (c),
2.86%, 3/15/21	110	109,599

		417,763

Equity Real Estate Investment Trusts (REITs)—1.0%
Digital Stout Holding LLC,
4.75%, 10/13/23	£100	141,562

Food & Beverage—0.5%
Tesco PLC,
6.125%, 2/24/22	50	71,051

Healthcare-Products—2.3%
Becton Dickinson and Co., 3 mo. LIBOR + 1.030% (c),
3.504%, 6/6/22	$100	100,782
DH Europe Finance S.A., 3 mo. EURIBOR + 0.300% (c),zero coupon, 6/30/22	€200	226,583

		327,365

Healthcare-Services—1.1%
Centene Corp.,
4.75%, 5/15/22	$50	51,250
HCA, Inc.,
7.50%, 2/15/22	50	55,250
Universal Health Services, Inc. (a)(b),
4.75%, 8/1/22	50	50,670

		157,170

Home Builders—0.7%
Lennar Corp.,
4.50%, 4/30/24	100	105,375

Household Products—1.4%
Reckitt Benckiser Treasury Services PLC, 3 mo. LIBOR + 0.560% (c),
2.903%, 6/24/22	200	199,500

Insurance—1.4%
Allstate Corp., 3 mo. LIBOR + 0.630% (c),
2.96%, 3/29/23	200	199,547

Lodging—0.4%
MGM Resorts International,
6.625%, 12/15/21	50	54,125

Machinery-Construction & Mining—1.4%
Caterpillar Financial Services Corp., 3 mo. LIBOR + 0.510% (c),
3.028%, 5/15/23	200	199,877

Machinery-Diversified—1.7%
John Deere Capital Corp. (c),
3 mo. LIBOR + 0.480%, 2.933%, 9/8/22	50	50,157
3 mo. LIBOR + 0.550%, 3.022%, 6/7/23	200	200,670

		250,827

	Principal Amount (000s)	Value^

Media—2.4%
Charter Communications Operating LLC, 3 mo. LIBOR + 1.650% (c),
4.229%, 2/1/24	$100	$100,953
Comcast Corp., 3 mo. LIBOR + 0.630% (c),
3.227%, 4/15/24	200	201,055
Sirius XM Radio, Inc. (a)(b),
4.625%, 7/15/24	50	51,289

		353,297

Miscellaneous Manufacturing—1.4%
General Electric Co., 3 mo. LIBOR + 1.000% (c),
3.597%, 4/15/23	200	196,808

Oil, Gas & Consumable Fuels—4.2%
ConocoPhillips Co., 3 mo. LIBOR + 0.900% (c),
3.418%, 5/15/22	220	222,352
Lukoil International Finance BV,
6.125%, 11/9/20	200	208,324
Petrobras Global Finance BV,
5.875%, 3/7/22	€100	129,416
Sunoco L.P.,
4.875%, 1/15/23	$50	51,187

		611,279

Pharmaceuticals—0.7%
Cigna Corp., 3 mo. LIBOR + 0.890% (a)(b)(c),
3.487%, 7/15/23	100	100,270

Pipelines—2.1%
DCP Midstream Operating L.P.,
3.875%, 3/15/23	50	50,500
Energy Transfer Operating L.P.,
4.25%, 3/15/23	100	104,441
Kinder Morgan, Inc., 3 mo. LIBOR + 1.280% (c),
3.877%, 1/15/23	100	100,840
NGPL PipeCo LLC (a)(b),
4.375%, 8/15/22	50	51,688

		307,469

Real Estate—0.8%
Vonovia Finance BV, 3 mo. EURIBOR + 0.450% (c),
0.112%, 12/22/22	€100	113,511

Retail—1.1%
1011778 BC ULC (a)(b),
4.25%, 5/15/24	$50	50,687
Dollar Tree, Inc.,
3.70%, 5/15/23	100	103,856

		154,543

Software—1.9%
Fidelity National Information Services, Inc.,
3 mo. EURIBOR + 0.400%, 0.087%, 5/21/21 (c)	€100	113,836
0.75%, 5/21/23	100	115,991
IQVIA, Inc. (a)(b),
4.875%, 5/15/23	$50	51,375

		281,202

Schedule of Investments

AllianzGI Floating Rate Note Fund

June 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Telecommunications—3.0%
AT&T, Inc., 3 mo. EURIBOR + 0.850% (c),
0.528%, 9/5/23	€100	$115,121
Deutsche Telekom International Finance BV, 3 mo. EURIBOR + 0.350% (c),
0.03%, 12/1/22	100	113,895
Verizon Communications, Inc., 3 mo. LIBOR + 1.100% (c),
3.618%, 5/15/25	$200	202,738

		431,754

Total Corporate Bonds & Notes (cost—$11,864,607)		11,939,072

MORTGAGE-BACKED SECURITIES (c)— 8.0%

280 Park Avenue Mortgage Trust, 1 mo. LIBOR + 0.880%, Series 2017-280P, Class A (b),
3.274%, 9/15/34	200	200,338
BX Commercial Mortgage Trust (a)(b),
1 mo. LIBOR + 0.671%, 3.065%, 3/15/37, Series 2018-BIOA, Class A	150	149,817
1 mo. LIBOR + 0.750%, 3.144%, 11/15/35, Series 2018-IND, Class A	162	162,725
1 mo. LIBOR + 0.671%, 3.294%, 11/15/35, Series 2018-IND, Class B	81	81,270
CGDBB Commercial Mortgage Trust, 1 mo. LIBOR + 0.790%, Series 2017-BIOC, Class A (b),
3.184%, 7/15/32	100	100,073
DBCG Mortgage Trust, 1 mo. LIBOR + 0.700%, Series 2017-BBG, Class A (a)(b),
3.094%, 6/15/34	200	200,252
Dutch Property Finance BV, 3 mo. EURIBOR + 0.680%, Series 2017-1, Class A ,
0.368%, 1/28/48	€149	170,079
Motel 6 Trust, 1 mo. LIBOR + 0.920%, Series 2017-MTL6, Class A (b),
3.314%, 8/15/34	$88	88,190

Total Mortgage-Backed Securities (cost—$1,150,978)		1,152,744

SOVEREIGN DEBT OBLIGATIONS—3.9%

Colombia—1.4%
Colombia Government International Bond,
2.625%, 3/15/23	200	199,599

Dominican Republic—0.8%
Dominican Republic International Bond,
6.60%, 1/28/24	100	111,287

Saudi Arabia—1.7%
Saudi Government International Bond,
2.875%, 3/4/23	250	253,260

Total Sovereign Debt Obligations (cost—$546,169)		564,146

	Principal Amount (000s)	Value^

ASSET-BACKED SECURITIES (b)—3.1%

DB Master Finance LLC, Series 2019-1A Class A2I (a),
3.787%, 5/20/49	$50	$51,201
Domino’s Pizza Master Issuer LLC, 3 mo. LIBOR + 1.250%, Series 2017-1A Class A2I (a)(c),
2.617%, 7/25/47	98	97,926
Taco Bell Funding LLC, Series 2018-1A Class A2I (a),
4.318%, 11/25/48	100	103,335
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2 ,
4.072%, 2/16/43	197	202,916

Total Asset-Backed Securities (cost—$447,035)		455,378

U.S. GOVERNMENT AGENCY SECURITIES (c)—1.5%

Fannie Mae, MBS,
1 mo. USD-LIBOR-BBA + 3.000%, 5.404%, 7/25/24, Series 2014-C03, Class 1M2, CMO	41	43,376
1 mo. USD-LIBOR-BBA + 4.400%, 6.804%, 1/25/24, Series 2014-C01, Class M2	70	76,572
1 mo. USD-LIBOR-BBA + 5.250%, 7.654%, 10/25/23, Series 2013-C01, Class M2	93	103,766

Total U.S. Government Agency Securities (cost—$232,016)		223,714

Repurchase Agreements—1.7%
State Street Bank and Trust Co.,dated 6/28/19, 0.50%, due 7/1/19, proceeds $250,010; collateralized by U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25, valued at $259,418 including accrued interest (cost—$250,000)	250	250,000

Total Investments (cost—$14,490,805)—100.5%		14,585,054

Liabilities in excess of other assets (d)—(0.5)%		(73,230)

Net Assets—100.0%		$14,511,824

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $2,359,250, representing 16.3% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $2,950,767, representing 20.3% of net assets.

(c)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2019.

Schedule of Investments

AllianzGI Floating Rate Note Fund

June 30, 2019 (unaudited) (continued)

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Depreciation
Short position contracts:
2-Year U.S. Treasury Note	(1)	9/30/19		$(200)	$(215)	$(250)
5-Year U.S. Treasury Note	(14)	9/30/19		(1,400)	(1,654)	(14,641)
Euro-Bobl	(1)	9/6/19	EUR	(100)	(153)	(614)
Euro-Schatz	(5)	9/6/19		(500)	(639)	(966)

						$(16,471)

Forward foreign currency contracts outstanding at June 30, 2019:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value June 30, 2019	Unrealized Depreciation
Sold:
163,267 British Pound settling 9/12/19	Citibank N.A.	$207,936	$208,010	$(74)
2,258,793 Euro settling 9/12/19	Citibank N.A.	2,574,024	2,583,009	(8,985)

				$(9,059)

(e)	At June 30, 2019, the Fund pledged $12,876 in cash as collateral for futures contracts.

Glossary:

BBA—British Bankers’ Association

£—British Pound

CMO—Collateralized Mortgage Obligation

EUR/€—Euro

EURIBOR—Euro Inter-Bank Offered Rate

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—57.7%

Australia—0.2%
BlueScope Steel Ltd.	11,262	$95,760
Breville Group Ltd.	1,323	15,215
Brickworks Ltd.	1,835	21,006
Cochlear Ltd.	267	38,874
Coles Group Ltd. (h)	2,028	19,041
Elders Ltd.	7,988	34,914
Regis Resources Ltd.	7,601	28,225
St. Barbara Ltd.	8,077	16,681
Stockland REIT	800	2,346
Vicinity Centres REIT	1,738	2,992
Wesfarmers Ltd.	1,592	40,469

		315,523

Austria—0.3%
AT&S Austria Technologie & Systemtechnik AG	1,363	24,705
Erste Group Bank AG (h)	5,487	203,481
EVN AG	4,031	60,962
Flughafen Wien AG	322	14,444
OMV AG	2,218	108,116
POLYTEC Holding AG	2,054	20,460
Raiffeisen Bank International AG	2,232	52,409
S IMMO AG	2,128	46,072
Telekom Austria AG (h)	2,051	15,486

		546,135

Belgium—0.0%
Elia System Operator S.A.	424	31,267
Recticel S.A.	3,249	29,318

		60,585

Bermuda—0.0%
Bank of NT Butterfield & Son Ltd.	1,338	45,438

Brazil—0.4%
Cia de Saneamento Basico do Estado de Sao Paulo	6,700	82,477
LOG Commercial Properties e Participacoes S.A.	1,125	5,839
MRV Engenharia e Participacoes S.A.	15,600	79,504
Petroleo Brasileiro S.A.	11,800	92,250
Qualicorp Consultoria e Corretora de Seguros S.A.	10,500	62,810
Smiles Fidelidade S.A.	1,200	13,125
Suzano S.A.	16,052	137,322
Vale S.A.	16,245	219,226

		692,553

Canada—2.2%
Aecon Group, Inc.	489	7,158
AGF Management Ltd., Class B	7,791	30,937
Agnico Eagle Mines Ltd.	1,169	59,934
Artis Real Estate Investment Trust REIT	523	4,645
Baytex Energy Corp. (h)	1,346	2,086
BCE, Inc.	1,281	58,281
Bonavista Energy Corp.	3,032	1,134
BRP, Inc.	2,473	88,379
Canadian Apartment Properties REIT	2,092	77,255
Canadian Imperial Bank of Commerce	2,452	192,820
Canadian Tire Corp., Ltd., Class A	898	97,840
Canfor Pulp Products, Inc.	534	4,379
Cascades, Inc.	2,172	17,481
Chorus Aviation, Inc.	4,609	27,171
Cogeco Communications, Inc.	2,031	146,065
Colliers International Group, Inc.	986	70,497
Constellation Software, Inc.	34	32,045

	Shares	Value^

Corus Entertainment, Inc., Class B	13,997	$65,627
Crescent Point Energy Corp.	346	1,142
Dollarama, Inc.	986	34,687
Dream Global Real Estate Investment Trust REIT	9,146	95,333
Dream Industrial Real Estate Investment Trust REIT	5,600	50,460
ECN Capital Corp.	1,240	3,996
Exchange Income Corp.	3,074	89,670
Fairfax Financial Holdings Ltd.	237	116,325
Genworth MI Canada, Inc.	2,539	80,345
George Weston Ltd.	1,695	128,618
Husky Energy, Inc.	5,892	55,836
IA Financial Corp., Inc.	2,084	84,884
Intact Financial Corp.	221	20,423
Killam Apartment Real Estate Investment Trust REIT	6,293	90,295
Laurentian Bank of Canada	3,154	108,333
Loblaw Cos., Ltd.	1,494	76,494
Magna International, Inc.	1,593	79,264
Manulife Financial Corp.	8,512	154,699
Martinrea International, Inc.	7,956	65,978
Methanex Corp.	1,380	62,648
National Bank of Canada	2,479	117,765
Northview Apartment Real Estate Investment Trust REIT	3,393	69,697
NorthWest Healthcare Properties Real Estate Investment Trust REIT	9,038	81,301
Power Corp. of Canada	5,275	113,633
Restaurant Brands International, Inc.	2,346	163,141
Royal Bank of Canada	2,442	194,066
Saputo, Inc.	716	21,433
TC Energy Corp.	3,301	163,645
Teck Resources Ltd. Class B	3,774	87,091
TMX Group Ltd.	2,806	195,202
Toronto-Dominion Bank	3,404	198,903
Transcontinental, Inc., Class A	8,205	91,414
Valener, Inc.	739	14,571
West Fraser Timber Co., Ltd.	1,158	52,791

		3,947,817

China—2.7%
AAC Technologies Holdings, Inc.	3,400	19,236
Agile Group Holdings Ltd.	35,091	46,974
Agricultural Bank of China Ltd., Class H	203,000	84,961
Alibaba Group Holding Ltd. ADR (h)	2,422	410,408
Anhui Conch Cement Co., Ltd., Class H	15,500	96,988
Baidu, Inc. ADR (h)	809	94,944
Bank of China Ltd., Class H	427,000	180,181
Bank of Communications Co., Ltd., Class H	117,039	88,871
Beijing Enterprises Holdings Ltd.	20,500	104,206
BOC Aviation Ltd. (b)	24,900	208,671
BYD Electronic International Co., Ltd.	41,818	59,837
China CITIC Bank Corp., Ltd., Class H	190,000	108,203
China Communications Services Corp., Ltd., Class H	52,000	40,327
China Construction Bank Corp., Class H	362,064	312,101
China Dongxiang Group Co., Ltd.	43,117	5,301
China Everbright Greentech Ltd. (b)	35,000	22,777
China Evergrande Group	8,483	23,762
China Huarong Asset Management Co., Ltd., Class H (b)	117,000	20,378
China Lumena New Materials Corp. (e)(f)(h)	1,772	34
China Mobile Ltd.	22,500	204,832
China Petroleum & Chemical Corp., Class H	195,800	133,383

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

China Southern Airlines Co., Ltd., Class H	57,154	$39,711
China Yuchai International Ltd.	3,015	45,195
China Zhongwang Holdings Ltd.	114,800	57,883
Chongqing Rural Commercial Bank Co., Ltd., Class H	6,488	3,529
CITIC Ltd.	64,000	92,115
Country Garden Holdings Co., Ltd.	45,000	68,411
Country Garden Services Holdings Co., Ltd.	5,172	11,951
CSPC Pharmaceutical Group Ltd.	32,000	51,611
EVA Precision Industrial Holdings Ltd.	20,236	1,813
Fosun International Ltd.	30,000	39,942
Guangzhou Automobile Group Co., Ltd., Class H	88,809	94,890
Guangzhou R&F Properties Co., Ltd., Class H	2,881	5,545
Hua Hong Semiconductor Ltd. (b)	51,000	98,902
Industrial & Commercial Bank of China Ltd., Class H	317,000	231,385
Jiangsu Expressway Co., Ltd., Class H	5,189	7,385
Jiayuan International Group Ltd.	20,000	8,804
Ju Teng International Holdings Ltd.	4,744	1,142
Kingboard Holdings Ltd.	14,000	38,992
Lee & Man Paper Manufacturing Ltd.	48,517	33,943
Longfor Group Holdings Ltd.	9,345	35,235
Nexteer Automotive Group Ltd.	39,000	48,563
Orient Securities Co., Ltd., Class H (b)	21,600	14,102
Ping An Insurance Group Co. of China Ltd., Class H	12,500	150,311
Postal Savings Bank of China Co., Ltd., Class H (b)	44,000	26,144
Shanghai Industrial Holdings Ltd.	43,000	93,234
Shenzhen Expressway Co., Ltd., Class H	64,274	77,264
Shenzhen Investment Holdings Bay Area Development Co., Ltd.	21,000	10,865
Sihuan Pharmaceutical Holdings Group Ltd.	185,000	41,757
Sinopec Shanghai Petrochemical Co., Ltd., Class H	91,380	36,391
Sinopharm Group Co., Ltd., Class H	15,921	56,059
Sinotrans Ltd., Class H	45,000	16,366
Sinotruk Hong Kong Ltd.	33,500	58,043
Tencent Holdings Ltd.	18,081	817,973
Tianneng Power International Ltd.	78,342	63,136
Tong Ren Tang Technologies Co., Ltd., Class H	2,726	3,249
Want Want China Holdings Ltd.	97,000	78,882
XTEP International Holdings Ltd.	7,651	4,617
Yuzhou Properties Co., Ltd.	133,088	62,519
YY, Inc. ADR (h)	657	45,786

		4,940,020

Colombia—0.1%
Bancolombia S.A.	11,050	132,868
Corp. Financiera Colombiana S.A. (h)	346	2,681

		135,549

Czech Republic—0.1%
CEZ AS	1,419	34,292
O2 Czech Republic AS	1,665	16,493
Philip Morris CR AS	93	56,563

		107,348

Denmark—0.0%
Demant A/S (h)	1,300	40,463
Solar A/S, Class B	111	5,343
Spar Nord Bank A/S	377	3,320
Topdanmark A/S	579	32,677

		81,803

	Shares	Value^

Finland—0.2%
Cramo Oyj	1,938	$46,013
Elisa Oyj	882	43,036
Finnair Oyj	2,810	22,412
Metsa Board Oyj	429	2,306
Neste Oyj	2,009	68,301
Oriola Oyj, Class B	700	1,598
Stora Enso Oyj, Class R	8,051	94,742
UPM-Kymmene Oyj	4,921	130,933

		409,341

France—2.3%
Air France-KLM (h)	6,444	61,932
AKWEL	1,628	29,804
APERAM S.A.	51	1,435
ArcelorMittal	5,421	96,971
Atos SE	1,427	119,222
AXA S.A.	11,567	303,769
Beneteau S.A.	1,793	19,733
BioMerieux	406	33,641
Boiron S.A.	31	1,317
Capgemini SE	875	108,791
Cegereal S.A. REIT	487	21,375
Cie Generale des Etablissements Michelin SCA	1,594	201,548
CNP Assurances	5,843	132,627
Coface S.A.	3,416	34,455
Derichebourg S.A.	4,537	17,435
Eiffage S.A.	2,286	225,924
Engie S.A.	13,330	202,129
Faurecia S.A.	1,794	83,209
Interparfums S.A.	1,098	52,598
Kering S.A.	293	172,935
Klepierre S.A. REIT	3,410	114,245
L’Oreal S.A.	797	226,609
LVMH Moet Hennessy Louis Vuitton SE	711	302,264
Metropole Television S.A.	4,694	88,790
Nexity S.A.	322	13,915
Orange S.A.	13,753	216,927
Orpea	221	26,658
Peugeot S.A.	6,246	153,729
Renault S.A.	1,326	83,366
Rubis SCA	80	4,504
Sanofi	2,833	244,834
SCOR SE	901	39,499
SEB S.A.	19	3,418
STMicroelectronics NV	4,337	76,921
Total S.A.	5,985	335,721
Vinci S.A.	2,920	298,207
Worldline S.A. (b)(h)	714	51,875

		4,202,332

Germany—0.7%
Bayer AG	1,347	93,428
Bayerische Motoren Werke AG	1,147	84,783
Covestro AG (b)	1,805	91,892
Deutsche Lufthansa AG	6,268	107,470
Deutsche Telekom AG	10,804	187,175
Fresenius SE & Co. KGaA	568	30,842
Hella GmbH & Co. KGaA	605	29,810
MTU Aero Engines AG	417	99,459
Rheinmetall AG	518	63,487
Rhoen Klinikum AG	147	4,497
Sixt SE	37	3,959
Stroeer SE & Co. KGaA	580	43,573
TAG Immobilien AG (h)	1,522	35,156
Talanx AG (h)	3,448	149,417
Vonovia SE	3,364	160,698
WCM Beteiligungs & Grundbesitz AG	1,866	9,951
Wuestenrot & Wuerttembergische AG	1,560	33,562

		1,229,159

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

Greece—0.0%
FF Group (e)(f)(h)	4,956	$—	†
Hellenic Petroleum S.A.	4,186	44,001
Mytilineos Holdings S.A. (h)	3,431	39,609

		83,610

Hong Kong—0.6%
AIA Group Ltd.	16,800	181,421
Cathay Pacific Airways Ltd.	1,543	2,306
CK Hutchison Holdings Ltd.	1,297	12,793
CLP Holdings Ltd.	14,281	157,374
Dah Sing Banking Group Ltd.	1,623	2,930
Fairwood Holdings Ltd.	3,500	12,056
Global Brands Group Holding Ltd.	61,400	5,498
Hang Seng Bank Ltd.	800	19,912
IT Ltd.	114,000	48,080
Johnson Electric Holdings Ltd.	34,000	72,688
Kerry Properties Ltd.	17,243	72,430
Link REIT	9,492	116,803
Minth Group Ltd.	13,315	35,910
Regal Hotels International Holdings Ltd.	38,000	23,804
Swire Pacific Ltd., Class A	3,156	38,779
VSTECS Holdings Ltd.	46,000	25,843
WH Group Ltd. (b)	84,000	85,209
Wharf Real Estate Investment Co., Ltd.	9,000	63,427
Xinyi Glass Holdings Ltd.	44,292	46,527
Yue Yuen Industrial Holdings Ltd.	698	1,914

		1,025,704

Hungary—0.2%
Magyar Telekom Telecommunications PLC	78,229	115,987
MOL Hungarian Oil & Gas PLC	3,185	35,357
OTP Bank Nyrt	3,520	140,172
Richter Gedeon Nyrt	1,289	23,751

		315,267

India—0.0%
Genpact Ltd.	850	32,376

Indonesia—0.2%
Bank Negara Indonesia Persero Tbk PT	223,655	145,712
Bank Tabungan Negara Persero Tbk PT	343,400	59,824
Indo Tambangraya Megah Tbk PT	33,400	41,519
Telekomunikasi Indonesia Persero Tbk PT	257,400	75,440
Unilever Indonesia Tbk PT	23,400	74,587

		397,082

Ireland—0.0%
Irish Residential Properties REIT PLC	5,191	9,952
Origin Enterprises PLC	2,219	12,911

		22,863

Israel—0.3%
B Communications Ltd. (h)	1,705	2,976
Bank Hapoalim BM (h)	7,384	54,835
Bank Leumi Le-Israel BM	18,989	137,253
Equital Ltd. (h)	1,610	50,550
First International Bank of Israel Ltd.	3,430	86,652
Harel Insurance Investments & Financial Services Ltd.	5,173	38,839
Hilan Ltd.	2,961	96,351
Ituran Location and Control Ltd.	2,028	61,023
Mizrahi Tefahot Bank Ltd. (h)	1,605	37,076
Shufersal Ltd.	2,305	15,378
Teva Pharmaceutical Industries Ltd. ADR (h)	6,279	57,955

		638,888

	Shares	Value^

Italy—0.7%
Amplifon SpA	3,871	$90,701
ASTM SpA	1,590	51,419
Cementir Holding SpA	4,685	33,970
Enel SpA	52,029	362,941
Eni SpA	7,938	131,988
Fila SpA	543	8,076
Intesa Sanpaolo SpA	57,328	122,728
Iren SpA	18,717	48,653
La Doria SpA	2,524	26,117
Maire Tecnimont SpA	7,699	24,962
Mediobanca Banca di Credito Finanziario SpA	7,246	74,719
Prima Industrie SpA	831	14,111
Snam SpA	8,924	44,395
Telecom Italia SpA (h)	233,621	127,547
Unipol Gruppo SpA	15,252	74,319

		1,236,646

Japan—4.2%
ADEKA Corp.	26	385
AGC, Inc.	2,200	76,212
Aida Engineering Ltd.	142	1,100
ANA Holdings, Inc.	1,845	61,155
Aoyama Trading Co., Ltd.	111	2,179
Asahi Group Holdings Ltd.	1,200	54,022
Astellas Pharma, Inc.	5,792	82,540
Bandai Namco Holdings, Inc.	1,000	48,525
BML, Inc.	518	14,737
Brother Industries Ltd.	5,500	104,178
Canon, Inc.	8,910	260,912
Chubu Electric Power Co., Inc.	10,000	140,473
Concordia Financial Group Ltd.	16,000	59,715
Daiichi Sankyo Co., Ltd.	1,647	86,378
Daito Pharmaceutical Co., Ltd.	152	4,669
DCM Holdings Co., Ltd.	2,625	25,826
Doutor Nichires Holdings Co., Ltd.	1,851	35,086
DTS Corp.	798	16,670
DyDo Group Holdings, Inc.	326	14,022
EDION Corp.	2,473	23,030
Eizo Corp.	1,500	53,405
EPS Holdings, Inc.	700	10,892
Exedy Corp.	2,074	43,553
FANUC Corp.	700	130,069
Fuji Oil Holdings, Inc.	1,016	30,649
Fuji Soft, Inc.	272	11,958
FUJIFILM Holdings Corp.	1,621	82,298
Fukuoka Financial Group, Inc.	2,800	51,278
Fukuyama Transporting Co., Ltd.	345	12,507
Furukawa Electric Co., Ltd.	1,200	35,308
Gecoss Corp.	5,200	45,929
Geo Holdings Corp.	536	6,873
Hankyu Hanshin Holdings, Inc.	970	34,806
Hitachi Ltd.	5,600	206,039
Hogy Medical Co., Ltd.	278	8,225
Honda Motor Co., Ltd.	9,000	232,729
Honeys Holdings Co., Ltd.	39	429
ITOCHU Corp.	9,777	187,298
Japan Airlines Co., Ltd.	1,820	58,087
JFE Holdings, Inc.	4,000	58,899
JXTG Holdings, Inc.	17,800	88,713
Kagome Co., Ltd.	1,200	27,934
Kajima Corp.	3,000	41,263
Kamei Corp.	3,000	31,247
Kansai Electric Power Co., Inc.	7,700	88,268
Keyence Corp.	300	185,017
Komatsu Ltd.	4,400	106,822
Konica Minolta, Inc.	9,100	88,667

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

Kyokuto Kaihatsu Kogyo Co., Ltd.	2,700	$33,680
Kyowa Exeo Corp.	1,200	29,945
Kyudenko Corp.	800	24,089
LaSalle Logiport REIT (h)	22	26,060
Marubeni Corp.	20,900	138,729
Mazda Motor Corp.	12,900	133,533
Mitsubishi Chemical Holdings Corp.	11,506	80,557
Mitsubishi Corp.	8,800	232,543
Mitsubishi Gas Chemical Co., Inc.	271	3,625
Mitsubishi Tanabe Pharma Corp.	3,186	35,456
Mitsubishi UFJ Financial Group, Inc.	34,285	163,299
Mitsuboshi Belting Ltd.	71	1,257
Mitsui & Co., Ltd.	16,300	266,063
Mitsui Sugar Co., Ltd.	3,500	72,422
NEC Networks & System Integration Corp.	765	19,527
NET One Systems Co., Ltd.	1,500	41,481
Nichias Corp.	1,198	21,593
Nidec Corp.	1,000	137,335
Nihon Unisys Ltd.	1,521	51,166
Nintendo Co., Ltd.	400	146,759
Nippon Road Co., Ltd.	800	44,977
Nippon Telegraph & Telephone Corp.	6,808	317,183
Nissan Motor Co., Ltd.	23,559	168,741
Nisshin Oillio Group Ltd.	692	19,405
NS United Kaiun Kaisha Ltd.	1,900	39,179
NTT Data Corp.	4,015	53,609
NTT DOCOMO, Inc.	6,043	140,995
Obayashi Corp.	2,527	24,964
Pacific Industrial Co., Ltd.	224	3,228
Prima Meat Packers Ltd.	2,892	55,255
Raito Kogyo Co., Ltd.	1,663	21,275
Recruit Holdings Co., Ltd.	2,100	70,312
Rohm Co., Ltd.	1,600	107,801
Rohto Pharmaceutical Co., Ltd.	1,000	27,226
S Foods, Inc.	772	26,245
Sanyo Special Steel Co., Ltd.	182	2,523
Sawai Pharmaceutical Co., Ltd.	625	33,829
Sekisui House Ltd.	2,100	34,601
Senko Group Holdings Co., Ltd.	1,796	14,210
Shibaura Electronics Co., Ltd.	200	5,400
SoftBank Group Corp.	7,200	346,790
Sojitz Corp.	17,884	57,554
Sony Corp.	4,600	241,730
Stella Chemifa Corp.	1,511	42,220
Sumitomo Dainippon Pharma Co., Ltd.	2,268	43,177
Takasago Thermal Engineering Co., Ltd.	397	6,559
Takeda Pharmaceutical Co., Ltd.	1,943	69,118
Teijin Ltd.	4,000	68,338
Toho Co., Ltd.	1,000	42,604
Tokyo Electron Ltd.	300	42,167
Toray Industries, Inc.	4,826	36,665
Toshiba Plant Systems & Services Corp.	2,000	37,659
Towa Pharmaceutical Co., Ltd.	414	10,538
Toyota Motor Corp.	7,051	437,612
Tv Tokyo Holdings Corp.	266	5,789
Unipres Corp.	317	5,221
Wacoal Holdings Corp.	298	7,743
West Japan Railway Co.	701	56,736
Yakult Honsha Co., Ltd.	700	41,313
Yamaha Motor Co., Ltd.	2,900	51,689
Yomiuri Land Co., Ltd.	900	41,490
Yorozu Corp.	259	3,254
Yoshinoya Holdings Co., Ltd.	1,475	25,478
Yurtec Corp.	132	905

		7,663,402

Korea (Republic of)—1.3%
CJ Hello Co., Ltd.	889	5,321
Daekyo Co., Ltd.	777	4,225

	Shares	Value^

DGB Financial Group, Inc.	12,331	$87,091
Easy Bio, Inc.	559	2,837
GS Holdings Corp.	1,215	53,937
Hana Financial Group, Inc.	2,429	78,730
Hansol Paper Co., Ltd.	477	6,062
Hanwha Chemical Corp.	4,949	97,522
HDC Holdings Co., Ltd.	757	9,951
HDC Hyundai Development Co-Engineering & Construction	1,058	39,925
HDC Hyundai Engineering Plastics Co., Ltd.	864	4,183
Hyundai Department Store Co., Ltd.	793	56,872
Hyundai Steel Co.	1,889	68,490
Industrial Bank of Korea	5,202	63,334
KB Financial Group, Inc.	2,500	99,098
KC Co., Ltd.	70	827
KC Tech Co., Ltd.	103	1,420
KT Corp.	221	5,426
KT&G Corp.	411	35,073
Kukdo Chemical Co., Ltd.	130	5,223
LG Corp.	831	55,323
LG Electronics, Inc.	1,689	116,214
LG Uplus Corp.	5,641	70,830
Lotte Chemical Corp.	167	36,580
LS Corp.	973	40,101
Macquarie Korea Infrastructure Fund	2,689	27,465
OCI Co., Ltd.	553	44,780
POSCO	1,017	215,894
Samjin Pharmaceutical Co., Ltd.	320	8,328
Samsung Electronics Co., Ltd.	1,617	65,845
Samsung Electronics Co., Ltd. GDR	444	451,548
Shinhan Financial Group Co., Ltd.	3,642	141,652
SK Innovation Co., Ltd.	743	102,415
SK Telecom Co., Ltd.	604	135,484
Ubiquoss Holdings, Inc.	442	18,058
Ubiquoss, Inc.	140	5,398
Woori Financial Group, Inc.	7,482	91,054

		2,352,516

Malaysia—0.3%
AirAsia Group Bhd.	65,300	43,129
Ann Joo Resources Bhd.	32,300	12,040
CIMB Group Holdings Bhd.	82,700	107,722
Genting Bhd.	36,500	59,843
Genting Malaysia Bhd.	64,400	50,533
Hong Leong Financial Group Bhd.	14,500	65,023
KNM Group Bhd. (h)	31,700	1,958
Malayan Banking Bhd.	19,900	42,784
Maxis Bhd.	3,200	4,308
MISC Bhd.	10,700	18,521
Public Bank Bhd.	5,000	27,842
Supermax Corp. Bhd.	40,200	16,263
Tenaga Nasional Bhd.	12,800	42,914
VS Industry Bhd.	70,375	18,751

		511,631

Mexico—0.3%
Alfa S.A.B de C.V., Class A	62,800	61,577
Banco del Bajio S.A. (b)	12,600	25,234
El Puerto de Liverpool S.A.B de C.V.	9,800	54,668
Grupo Aeroportuario del Pacifico S.A.B de C.V. ADR	47	4,903
Grupo Financiero Banorte S.A.B de C.V., Class O	13,900	80,733
Grupo Lala S.A.B de C.V.	4,496	5,514
Industrias Bachoco S.A.B de C.V. ADR	1,280	64,858
Macquarie Mexico Real Estate Management S.A. de C.V. REIT (b)	62,700	71,541
Wal-Mart de Mexico S.A.B de C.V.	44,500	121,464

		490,492

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

Morocco—0.0%
Douja Promotion Groupe Addoha S.A.	3,431	$3,529

Netherlands—0.8%
Aegon NV	14,747	73,255
AerCap Holdings NV (h)	1,821	94,710
AMG Advanced Metallurgical Group NV	879	27,272
ASML Holding NV	1,034	215,165
ASR Nederland NV	4,229	171,830
BE Semiconductor Industries NV	1,542	39,568
Coca-Cola European Partners PLC	2,863	161,760
ING Groep NV	15,408	178,482
Koninklijke Ahold Delhaize NV	11,172	250,808
Koninklijke DSM NV	578	71,316
Koninklijke Volkerwessels NV	2,060	41,367
NN Group NV	996	40,038
Signify NV (b)	1,865	55,138
Vastned Retail NV REIT	232	7,492

		1,428,201

New Zealand—0.2%
Air New Zealand Ltd.	65,830	117,357
Arvida Group Ltd.	9,216	8,544
Auckland International Airport Ltd.	6,077	40,231
Fonterra Co-operative Group Ltd. UNIT (h)	2,607	6,744
Kiwi Property Group Ltd. REIT	1,590	1,710
Metlifecare Ltd.	25,550	75,410
Oceania Healthcare Ltd.	38,432	26,868
Summerset Group Holdings Ltd.	13,486	50,480
Tourism Holdings Ltd.	3,164	8,040

		335,384

Norway—0.4%
Austevoll Seafood ASA	5,188	54,530
Avance Gas Holding Ltd. (b)(h)	97	270
B2Holding ASA	15,516	17,097
Evry AS (b)	10,544	43,121
Frontline Ltd. (h)	6,296	51,131
Leroy Seafood Group ASA	6,270	41,538
Mowi ASA	705	16,496
Norsk Hydro ASA	26,959	96,560
Norwegian Finans Holding ASA (h)	6,317	45,958
Orkla ASA	2,922	25,932
Salmar ASA	2,094	91,157
Sparebank 1 Nord Norge	7,721	61,503
SpareBank 1 SMN	7,418	84,959
Telenor ASA	7,058	149,956

		780,208

Peru—0.0%
Ferreycorp SAA	34,967	23,999
Volcan Cia Minera SAA, Class B	76,624	12,101

		36,100

Philippines—0.2%
Bloomberry Resorts Corp.	101,900	22,458
Cebu Air, Inc.	28,120	49,958
DMCI Holdings, Inc.	437,900	88,033
Filinvest Land, Inc.	828,000	30,382
Globe Telecom, Inc.	2,315	102,206
San Miguel Corp.	10,250	35,056
Vista Land & Lifescapes, Inc.	443,200	61,677

		389,770

Poland—0.0%
Asseco Poland S.A.	501	7,152
Ciech S.A.	570	6,379
Polski Koncern Naftowy Orlen S.A.	1,535	37,020

		50,551

	Shares	Value^

Russian Federation—0.0%
Magnitogorsk Iron & Steel Works PJSC GDR	7,225	$66,470
PhosAgro PJSC GDR	1,266	16,610
Surgutneftegas PJSC ADR	669	2,755

		85,835

Singapore—0.4%
Accordia Golf Trust UNIT	12,500	4,897
Asian Pay Television Trust UNIT	118,900	15,026
Bumitama Agri Ltd.	107,400	50,009
Fortune Real Estate Investment Trust REIT	11,000	15,122
Frasers Logistics & Industrial Trust REIT	34,200	30,600
Genting Singapore Ltd.	86,500	58,851
Keppel DC REIT	13,600	16,788
Mapletree Industrial Trust REIT	9,000	14,906
Oversea-Chinese Banking Corp., Ltd.	19,000	160,269
QAF Ltd.	50,100	27,050
SATS Ltd.	6,900	26,622
Sheng Siong Group Ltd.	23,700	19,266
Singapore Airlines Ltd.	8,800	60,301
Sino Grandness Food Industry Group Ltd. (h)	25,900	1,129
United Overseas Bank Ltd.	6,000	115,993
Venture Corp., Ltd.	2,200	26,562

		643,391

South Africa—0.2%
Harmony Gold Mining Co., Ltd. (h)	5,863	13,177
MultiChoice Group Ltd. (h)	1,465	13,934
Naspers Ltd., Class N	1,143	276,663

		303,774

Spain—0.6%
ACS Actividades de Construccion y Servicios S.A.	2,727	109,104
Amadeus IT Group S.A.	2,589	205,167
Banco Santander S.A.	42,172	195,452
CaixaBank S.A.	28,033	80,399
Ebro Foods S.A.	1,348	28,844
Ercros S.A.	9,151	21,063
Inmobiliaria Colonial Socimi S.A. REIT (h)	410	4,566
International Consolidated Airlines Group S.A.	14,739	89,358
Lar Espana Real Estate Socimi S.A. REIT	137	1,062
Repsol S.A.	10,655	167,207
Telefonica S.A.	17,177	141,252

		1,043,474

Sweden—0.5%
Ahlsell AB (e)(f)	8,242	48,860
BillerudKorsnas AB	199	2,652
Bravida Holding AB (b)	8,252	73,223
Dios Fastigheter AB	9,921	73,466
Hemfosa Fastigheter AB	5,370	50,785
Klovern AB, Class B	45,445	71,553
Nyfosa AB (h)	5,370	33,685
Pandox AB	2,211	40,747
Peab AB	211	1,804
Sandvik AB	9,215	169,335
Scandic Hotels Group AB (b)	5,709	50,382
Svenska Cellulosa AB SCA, Class B	3,022	26,289
Swedbank AB, Class A	8,137	122,497
Volvo AB, Class B	14,256	226,523

		991,801

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

Switzerland—1.0%
Allreal Holding AG (h)	141	$24,269
Baloise Holding AG	232	41,089
Banque Cantonale Vaudoise	26	20,246
Barry Callebaut AG	18	36,127
BKW AG	145	9,689
Bobst Group S.A.	1,000	74,011
Cembra Money Bank AG	50	4,825
Intershop Holding AG	17	8,655
Landis+Gyr Group AG (h)	860	68,602
Nestle S.A.	3,509	363,259
Novartis AG	7,261	662,869
Partners Group Holding AG	79	62,127
Schweiter Technologies AG	8	7,543
Siegfried Holding AG (h)	47	16,377
Straumann Holding AG	123	108,692
Swiss Life Holding AG	546	270,699
Swiss Re AG	541	54,975

		1,834,054

Taiwan—1.0%
Accton Technology Corp.	10,000	42,479
Arcadyan Technology Corp.	4,000	11,465
Asia Vital Components Co., Ltd.	12,000	14,924
AU Optronics Corp.	143,000	42,841
Chailease Holding Co., Ltd.	11,220	46,496
Chin-Poon Industrial Co., Ltd.	7,000	7,851
China Airlines Ltd.	56,000	17,734
China Metal Products	8,000	9,272
China Motor Corp. (h)	10,000	8,924
Chunghwa Telecom Co., Ltd.	32,000	116,393
E Ink Holdings, Inc.	56,000	60,277
Elite Material Co., Ltd.	7,000	21,185
Farglory Land Development Co., Ltd.	18,000	23,919
First Financial Holding Co., Ltd.	98,161	72,102
Formosa Petrochemical Corp.	21,000	74,993
Formosa Plastics Corp.	6,000	22,144
General Interface Solution Holding Ltd.	11,000	36,033
Getac Technology Corp.	18,000	27,074
Grand Pacific Petrochemical	84,000	55,581
Hon Hai Precision Industry Co., Ltd.	73,400	183,127
Huaku Development Co., Ltd.	16,000	43,902
King Yuan Electronics Co., Ltd.	28,000	24,232
King’s Town Bank Co., Ltd.	40,000	43,555
Longchen Paper & Packaging Co., Ltd.	43,000	20,176
Nanya Technology Corp.	13,000	27,027
Pou Chen Corp.	86,000	106,656
Powertech Technology, Inc.	26,000	63,717
Qisda Corp.	63,000	40,876
Sercomm Corp.	11,000	23,899
Sinbon Electronics Co., Ltd.	8,000	29,268
Sitronix Technology Corp.	3,000	12,562
Syncmold Enterprise Corp.	10,500	28,419
Taiwan Business Bank	185,744	81,743
Taiwan Cooperative Financial Holding Co., Ltd.	64,890	43,490
Taiwan Hon Chuan Enterprise Co., Ltd.	5,000	8,906
TXC Corp.	15,000	16,832
United Integrated Services Co., Ltd.	16,000	78,435
United Renewable Energy Co., Ltd. (h)	8,340	2,634
Wistron Corp.	38,086	29,748
Wistron NeWeb Corp.	5,250	12,386
WT Microelectronics Co., Ltd.	6,707	8,635
Yageo Corp.	2,511	21,451
Yuanta Financial Holding Co., Ltd.	276,000	165,909

		1,829,272

Thailand—0.7%
Bangchak Corp. PCL (e)(f)	56,500	56,262
Bangkok Bank PCL	5,600	36,361
Banpu PCL (e)(f)	161,400	79,030

	Shares	Value^

Electricity Generating PCL (e)(f)	19,000	$201,447
Intouch Holdings PCL (e)(f)	15,600	31,932
Kiatnakin Bank PCL (e)(f)	76,900	174,353
PTT Global Chemical PCL (e)(f)	47,100	98,389
PTT PCL (e)(f)	98,700	157,167
Siam Cement PCL (e)(f)	9,600	147,762
Sri Trang Agro-Industry PCL (e)(f)	8,200	3,399
Thai Oil PCL (e)(f)	3,600	7,820
Thanachart Capital PCL (e)(f)	43,800	79,296
Tisco Financial Group PCL (e)(f)	37,400	114,077

		1,187,295

Turkey—0.3%
Akbank T.A.S. (h)	56,083	66,375
Dogus Otomotiv Servis ve Ticaret AS	909	856
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	83,530	16,284
Eregli Demir ve Celik Fabrikalari T.A.S	25,934	35,224
Soda Sanayii AS	92,097	101,155
TAV Havalimanlari Holding AS	10,694	49,805
Tekfen Holding AS	16,616	74,389
Tofas Turk Otomobil Fabrikasi AS	15,853	52,769
Tupras Turkiye Petrol Rafinerileri AS	58	1,150
Turkiye Halk Bankasi AS	32,412	32,092
Turkiye Vakiflar Bankasi Tao	39,830	28,774
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (h)	10,405	8,291

		467,164

United Kingdom—2.7%
3i Group PLC	7,430	105,119
Amcor PLC (h)	51	586
Anglo American PLC	9,561	273,142
Aviva PLC	25,010	132,467
Bellway PLC	2,026	71,657
Berkeley Group Holdings PLC	1,337	63,365
Biffa PLC (b)	16,942	44,322
BP PLC	70,432	490,683
British American Tobacco PLC ADR	3,714	129,507
BT Group PLC	40,594	101,498
Burford Capital Ltd.	1,364	26,929
Carnival PLC	2,604	114,598
Central Asia Metals PLC	8,818	23,965
Compass Group PLC	3,734	89,511
Costain Group PLC	6,064	13,415
CYBG PLC	1,098	2,681
easyJet PLC	3,319	40,185
Ensco Rowan PLC, Class A	195	1,663
Equiniti Group PLC (b)	9,227	25,789
Ferrexpo PLC	9,554	33,768
Firstgroup PLC (h)	60,520	75,128
Gamma Communications PLC	1,567	22,885
HSBC Holdings PLC	26,757	223,321
J Sainsbury PLC	28,329	70,397
Johnson Service Group PLC	5,867	11,102
JPJ Group PLC (h)	7,484	70,332
Keller Group PLC	10,963	85,419
Legal & General Group PLC	45,750	156,740
Lloyds Banking Group PLC	260,861	187,355
Micro Focus International PLC	134	3,524
Morgan Sindall Group PLC	3,892	61,190
National Express Group PLC	25,963	132,386
Nomad Foods Ltd. (h)	2,497	53,336
Plus500 Ltd.	2,720	17,999
Primary Health Properties PLC REIT	4,727	8,009
Reach PLC	3,803	3,762
Renewables Infrastructure Group Ltd.	27,255	44,411
Rio Tinto Ltd.	2,008	147,036
Rio Tinto PLC	4,762	294,735
Robert Walters PLC	2,852	23,470
Royal Dutch Shell PLC, Class A	17,558	572,725

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

Royal Dutch Shell PLC, Class B	11,668	$382,322
Safestore Holdings PLC REIT	5,621	43,794
Schroders PLC	1,204	37,527
SIG PLC	20,896	34,397
Softcat PLC	4,246	52,434
Stock Spirits Group PLC	11,397	31,914
Taylor Wimpey PLC	38,774	77,806
TUI AG	7,356	72,226
Venator Materials PLC (h)	2,225	11,770
Watkin Jones PLC	15,706	41,088

		4,835,390

United States—31.4%
3M Co.	277	48,015
Aaron’s, Inc.	1,234	75,780
Abbott Laboratories	4,867	409,315
AbbVie, Inc.	3,809	276,990
Accenture PLC, Class A	490	90,537
ACCO Brands Corp.	5,102	40,153
Activision Blizzard, Inc.	2,528	119,322
Adobe, Inc. (h)	903	266,069
Advanced Energy Industries, Inc. (h)	1,225	68,931
AES Corp.	7,812	130,929
Aflac, Inc.	5,700	312,417
AG Mortgage Investment Trust, Inc. REIT	6,214	98,803
Agilent Technologies, Inc.	2,943	219,754
AGNC Investment Corp. REIT	7,710	129,682
Air Lease Corp.	1,892	78,215
Alaska Air Group, Inc.	1,211	77,395
Alcon, Inc. (h)	1,452	89,660
Align Technology, Inc. (h)	851	232,919
Allstate Corp.	1,751	178,059
Ally Financial, Inc.	3,213	99,571
Alphabet, Inc., Class A (h)	493	533,820
Alphabet, Inc., Class C (h)	496	536,131
Altria Group, Inc.	4,750	224,913
Amazon.com, Inc. (h)	703	1,331,222
Amdocs Ltd.	1,284	79,724
Ameren Corp.	707	53,103
American Electric Power Co., Inc.	579	50,958
American Equity Investment Life Holding Co.	2,733	74,228
American Express Co.	3,369	415,869
American Financial Group, Inc.	238	24,388
Ameriprise Financial, Inc.	856	124,257
AmerisourceBergen Corp.	1,821	155,258
Amgen, Inc.	1,375	253,385
Annaly Capital Management, Inc. REIT	24,670	225,237
Antero Resources Corp. (h)	4,279	23,663
Anthem, Inc.	1,715	483,990
Anworth Mortgage Asset Corp. REIT	5,033	19,075
Apollo Commercial Real Estate Finance, Inc. REIT	1,146	21,075
Apollo Investment Corp.	302	4,772
Apple, Inc.	8,137	1,610,475
Applied Materials, Inc.	3,724	167,245
Archer-Daniels-Midland Co.	5,774	235,579
Ares Commercial Real Estate Corp. REIT	1,466	21,785
ARMOUR Residential REIT, Inc.	1,081	20,150
Arrow Electronics, Inc. (h)	1,049	74,762
ASGN, Inc. (h)	64	3,878
AT&T, Inc.	28,438	952,957
Athene Holding Ltd., Class A (h)	3,545	152,648
Atmos Energy Corp.	303	31,985
Automatic Data Processing, Inc.	1,973	326,196
AutoZone, Inc. (h)	87	95,654
AvalonBay Communities, Inc. REIT	181	36,776
Avery Dennison Corp.	234	27,069
Avnet, Inc.	3,145	142,374

	Shares	Value^

Bank of America Corp.	20,375	$590,875
Bank of New York Mellon Corp.	3,271	144,415
Baxter International, Inc.	2,692	220,475
Becton Dickinson and Co.	819	206,396
Berkshire Hathaway, Inc., Class B (h)	1,018	217,007
Berry Global Group, Inc. (h)	1,229	64,633
Best Buy Co., Inc.	2,258	157,450
BGC Partners, Inc., Class A	7,546	39,466
Bio-Techne Corp.	600	125,094
Biogen, Inc. (h)	363	84,895
Blackstone Mortgage Trust, Inc., Class A REIT	627	22,309
Blucora, Inc. (h)	3,744	113,705
Boeing Co.	1,774	645,754
BorgWarner, Inc.	1,997	83,834
Boston Scientific Corp. (h)	7,911	340,015
Bristol-Myers Squibb Co.	1,106	50,157
Brixmor Property Group, Inc. REIT	256	4,577
Broadcom, Inc.	788	226,834
Broadridge Financial Solutions, Inc.	819	104,570
Bunge Ltd.	3,468	193,202
Burlington Stores, Inc. (h)	92	15,654
Cambrex Corp. (h)	115	5,383
Camping World Holdings, Inc., Class A	1,996	24,790
Capitol Federal Financial, Inc.	1,369	18,851
Capstead Mortgage Corp. REIT	2,436	20,341
Caterpillar, Inc.	1,289	175,678
Celanese Corp.	810	87,318
Centene Corp. (h)	2,442	128,058
Central Garden & Pet Co., Class A (h)	2,214	54,553
Charles River Laboratories International, Inc. (h)	632	89,681
Chatham Lodging Trust REIT	3,180	60,007
Chevron Corp.	3,470	431,807
Children’s Place, Inc.	776	74,015
Chimera Investment Corp. REIT	4,138	78,084
Chubb Ltd.	313	46,102
Cigna Corp.	962	151,563
Cisco Systems, Inc.	19,758	1,081,355
Citigroup, Inc.	4,915	344,197
Citizens Financial Group, Inc.	3,318	117,324
Clorox Co.	152	23,273
CME Group, Inc.	294	57,068
CMS Energy Corp.	652	37,757
CNA Financial Corp.	777	36,573
Coca-Cola Co.	4,001	203,731
Cognizant Technology Solutions Corp., Class A	3,201	202,911
Cohu, Inc.	1,208	18,639
Colgate-Palmolive Co.	355	25,443
Comcast Corp., Class A	11,617	491,167
Conagra Brands, Inc.	1,739	46,118
ConocoPhillips	2,648	161,528
CONSOL Energy, Inc. (h)	1,354	36,030
Consolidated Edison, Inc.	1,486	130,292
Constellation Brands, Inc., Class A	1,311	258,188
Cooper Cos., Inc.	491	165,413
Cooper-Standard Holdings, Inc. (h)	545	24,972
Copa Holdings S.A., Class A	310	30,247
Corteva, Inc. (h)	1,216	35,957
Costco Wholesale Corp.	2,041	539,355
Crawford & Co., Class A	6,758	71,162
Crown Castle International Corp. REIT	757	98,675
CSX Corp.	3,367	260,505
Cushman & Wakefield PLC (h)	2,741	49,009
CVS Health Corp.	8,350	454,991
Danaher Corp.	1,654	236,390
Darden Restaurants, Inc.	975	118,687
Deciphera Pharmaceuticals, Inc. (h)	808	18,220

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

Deere & Co.	1,078	$178,635
Dell Technologies, Inc. Class C (h)	608	30,886
Delta Air Lines, Inc.	1,599	90,743
Dime Community Bancshares, Inc.	279	5,298
Dollar Tree, Inc. (h)	559	60,031
Dominion Energy, Inc.	60	4,639
Donegal Group, Inc., Class A	1,812	27,669
Dow, Inc.	1,216	59,961
DR Horton, Inc.	2,045	88,201
DTE Energy Co.	296	37,852
Duke Energy Corp.	1,505	132,801
DuPont de Nemours, Inc.	1,056	79,274
DXC Technology Co.	545	30,057
Dynex Capital, Inc. REIT	5,914	99,059
E*TRADE Financial Corp.	1,541	68,729
Eastman Chemical Co.	1,936	150,679
Edison International	2,082	140,348
Elanco Animal Health, Inc. (h)	3,642	123,100
Eli Lilly & Co.	227	25,149
Ennis, Inc.	938	19,248
Entergy Corp.	2,097	215,844
Enviva Partners L.P.	505	15,867
Equinix, Inc. REIT	7	3,530
Equity LifeStyle Properties, Inc. REIT	315	38,222
Essent Group Ltd. (h)	2,071	97,316
Essex Property Trust, Inc. REIT	165	48,168
Estee Lauder Cos., Inc., Class A	1,011	185,124
Everest Re Group Ltd.	230	56,851
Evergy, Inc.	548	32,962
Exelon Corp.	4,277	205,039
Exxon Mobil Corp.	6,193	474,570
Facebook, Inc., Class A (h)	5,131	990,283
Federal Agricultural Mortgage Corp., Class C	128	9,300
FedEx Corp.	1,045	171,579
Fidelity National Information Services, Inc.	1,130	138,628
First American Financial Corp.	1,114	59,822
First NBC Bank Holding Co. (h)	1,041	57
FLIR Systems, Inc.	2,667	144,285
FTI Consulting, Inc. (h)	328	27,500
Gaming and Leisure Properties, Inc. REIT	725	28,261
Gap, Inc.	2,802	50,352
Garmin Ltd.	1,850	147,630
General Mills, Inc.	440	23,109
General Motors Co.	7,601	292,867
German American Bancorp, Inc.	67	2,018
Gilead Sciences, Inc.	853	57,629
Global Brass & Copper Holdings, Inc.	1,340	58,598
Granite Point Mortgage Trust, Inc. REIT	160	3,070
Hamilton Beach Brands Holding Co., Class A	2,937	55,950
Hartford Financial Services Group, Inc.	571	31,816
Hawkins, Inc.	820	35,596
HCA Healthcare, Inc.	1,341	181,263
Healthcare Services Group, Inc.	615	18,647
Hershey Co.	231	30,961
Hewlett Packard Enterprise Co.	9,302	139,065
Hill-Rom Holdings, Inc.	717	75,013
HollyFrontier Corp.	2,468	114,219
Home Depot, Inc.	1,926	400,550
Hooker Furniture Corp.	1,061	21,878
Horizon Therapeutics PLC (h)	462	11,116
HP, Inc.	11,221	233,285
Humana, Inc.	824	218,607
Huntington Ingalls Industries, Inc.	519	116,640
Illumina, Inc. (h)	547	201,378

	Shares	Value^

Ingredion, Inc.	1,851	$152,689
Insight Enterprises, Inc. (h)	12	698
Intel Corp.	12,685	607,231
Intuit, Inc.	695	181,624
Intuitive Surgical, Inc. (h)	1,091	572,284
Invesco Ltd.	257	5,258
Invesco Mortgage Capital, Inc. REIT	5,184	83,566
IQVIA Holdings, Inc. (h)	965	155,269
Jacobs Engineering Group, Inc.	979	82,618
Janus Henderson Group PLC	2,964	63,430
Jefferies Financial Group, Inc.	3,905	75,093
John B Sanfilippo & Son, Inc.	57	4,542
Johnson & Johnson	7,767	1,081,788
Jones Lang LaSalle, Inc.	314	44,177
JPMorgan Chase & Co.	7,658	856,164
Kansas City Southern	1,001	121,942
Kellogg Co.	315	16,875
Kimberly-Clark Corp.	444	59,176
Kohl’s Corp.	1,185	56,347
Korn Ferry	801	32,096
Laboratory Corp. of America Holdings (h)	1,469	253,990
Lam Research Corp.	1,294	243,065
Lear Corp.	631	87,879
Legg Mason, Inc.	2,243	85,862
Leidos Holdings, Inc.	1,577	125,923
LHC Group, Inc. (h)	1,217	145,529
Lincoln National Corp.	1,777	114,528
Lockheed Martin Corp.	133	48,351
Loews Corp.	3,403	186,042
Lululemon Athletica, Inc. (h)	1,095	197,330
Macy’s, Inc.	3,364	72,191
Magellan Health, Inc. (h)	870	64,580
Manhattan Associates, Inc. (h)	85	5,893
ManpowerGroup, Inc.	832	80,371
Marathon Petroleum Corp.	3,563	199,100
Marsh & McLennan Cos., Inc.	296	29,526
Marvell Technology Group Ltd.	180	4,297
Masimo Corp. (h)	753	112,061
Mastercard, Inc., Class A	2,072	548,106
MasterCraft Boat Holdings, Inc. (h)	2,622	51,365
Maxim Integrated Products, Inc.	1,447	86,560
McDonald’s Corp.	2,547	528,910
McKesson Corp.	1,342	180,351
MDC Holdings, Inc.	2,227	73,001
Mercer International, Inc.	4,271	66,072
Merck & Co., Inc.	7,401	620,574
Merit Medical Systems, Inc. (h)	1,328	79,096
Mettler-Toledo International, Inc. (h)	305	256,200
MFA Financial, Inc. REIT	3,607	25,898
Micron Technology, Inc. (h)	3,885	149,922
Microsoft Corp.	15,800	2,116,568
Mid-America Apartment Communities, Inc. REIT	228	26,849
MKS Instruments, Inc.	679	52,887
Mohawk Industries, Inc. (h)	327	48,223
Molson Coors Brewing Co., Class B	1,473	82,488
Mondelez International, Inc., Class A	2,517	135,666
Morgan Stanley	3,863	169,238
Morningstar, Inc.	74	10,703
Motorola Solutions, Inc.	346	57,689
NetApp, Inc.	2,516	155,237
Netflix, Inc. (h)	922	338,669
New Residential Investment Corp. REIT	2,868	44,139
Newmark Group, Inc., Class A	3,500	31,430

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

NextEra Energy, Inc.	636	$130,291
Norfolk Southern Corp.	914	182,188
Northfield Bancorp, Inc.	664	10,365
Northrop Grumman Corp.	844	272,705
NVIDIA Corp.	1,205	197,897
NVR, Inc. (h)	12	40,443
Ollie’s Bargain Outlet Holdings, Inc. (h)	612	53,311
Omega Healthcare Investors, Inc.	509	18,706
ON Semiconductor Corp. (h)	3,823	77,263
Oracle Corp.	9,511	541,842
Orchid Island Capital, Inc. REIT	2,488	15,824
Oritani Financial Corp.	876	15,540
Orthofix Medical, Inc. (h)	956	50,553
Oshkosh Corp.	509	42,496
Owens Corning	1,694	98,591
PACCAR, Inc.	2,044	146,473
Park Hotels & Resorts, Inc. REIT	1,392	38,364
Paychex, Inc.	493	40,569
PBF Energy, Inc., Class A	1,227	38,405
PepsiCo, Inc.	3,901	511,538
PerkinElmer, Inc.	539	51,927
Perspecta, Inc.	850	19,899
PetMed Express, Inc.	813	12,740
Pfizer, Inc.	14,346	621,469
Phibro Animal Health Corp., Class A	1,042	33,104
Phillips 66	1,275	119,264
Pinnacle West Capital Corp.	296	27,851
Planet Fitness, Inc., Class A (h)	659	47,738
PNC Financial Services Group, Inc.	1,325	181,896
PPL Corp.	1,216	37,708
Principal Financial Group, Inc.	1,787	103,503
Procter & Gamble Co.	6,651	729,282
Progressive Corp.	3,334	266,487
Prudential Financial, Inc.	1,567	158,267
PVH Corp.	887	83,946
QCR Holdings, Inc.	406	14,157
Quest Diagnostics, Inc.	1,309	133,269
Ralph Lauren Corp.	426	48,389
Raymond James Financial, Inc.	1,164	98,416
Ready Capital Corp. REIT	2,721	40,543
Regeneron Pharmaceuticals, Inc. (h)	389	121,757
Regions Financial Corp.	11,313	169,016
Reinsurance Group of America, Inc.	649	101,263
Reliance Steel & Aluminum Co.	554	52,419
Republic Services, Inc.	1,620	140,357
Ross Stores, Inc.	1,826	180,993
Royal Caribbean Cruises Ltd.	955	115,756
Rudolph Technologies, Inc. (h)	2,029	56,061
S&P Global, Inc.	204	46,469
Sabre Corp.	4,133	91,753
Salesforce.com, Inc. (h)	1,827	277,211
Santander Consumer USA Holdings, Inc.	369	8,841
Schweitzer-Mauduit International, Inc.	1,649	54,714
Seaboard Corp.	15	62,051
SMART Global Holdings, Inc. (h)	1,023	23,519
Southern Co.	1,489	82,312
SP Plus Corp. (h)	498	15,901
Speedway Motorsports, Inc.	3,832	71,084
Stanley Black & Decker, Inc.	1,080	156,179
State Street Corp.	1,531	85,828
Stoneridge, Inc. (h)	2,765	87,236
Stryker Corp.	1,287	264,581
SunTrust Banks, Inc.	704	44,246
Superior Industries International, Inc.	3,587	12,411
Sykes Enterprises, Inc. (h)	1,758	48,275
SYNNEX Corp.	333	32,767
Sysco Corp.	2,457	173,759

	Shares	Value^

T-Mobile U.S., Inc. (h)	630	$46,708
Target Corp.	5,310	459,899
Teleflex, Inc.	481	159,283
Tenneco, Inc. Class A	1,049	11,633
Teradyne, Inc.	827	39,622
Thermo Fisher Scientific, Inc.	1,654	485,747
Thor Industries, Inc.	991	57,924
TJX Cos., Inc.	5,854	309,560
Toll Brothers, Inc.	2,023	74,082
Total System Services, Inc.	1,299	166,623
Tower International, Inc.	2,305	44,948
Tractor Supply Co.	1,158	125,990
TransUnion	1,002	73,657
Travelers Cos., Inc.	517	77,302
Trinseo S.A.	1,428	60,462
Triton International Ltd.	1,282	41,998
Two Harbors Investment Corp. REIT	2,274	28,812
Tyson Foods, Inc., Class A	2,825	228,091
Union Pacific Corp.	2,188	370,013
United Rentals, Inc. (h)	1,237	164,063
UnitedHealth Group, Inc.	3,422	835,002
Univar, Inc. (h)	3,304	72,820
Unum Group	5,188	174,057
Vail Resorts, Inc.	103	22,988
Valero Energy Corp.	2,365	202,468
Verizon Communications, Inc.	12,263	700,585
Versum Materials, Inc.	1,038	53,540
Visa, Inc., Class A	4,057	704,092
Vishay Intertechnology, Inc.	3,818	63,073
Walgreens Boots Alliance, Inc.	3,010	164,557
Walmart, Inc.	2,761	305,063
Walt Disney Co.	393	54,879
Waste Management, Inc.	3,351	386,605
Waterstone Financial, Inc.	720	12,283
WEC Energy Group, Inc.	1,481	123,471
Weight Watchers International, Inc. (h)	995	19,005
Weis Markets, Inc.	969	35,281
WellCare Health Plans, Inc. (h)	270	76,969
Wells Fargo & Co.	2,959	140,020
Werner Enterprises, Inc.	1,726	53,644
Western Asset Mortgage Capital Corp. REIT	4,189	41,806
Western Digital Corp.	1,276	60,674
Windstream Holdings, Inc. (h)	294	68
Wynn Resorts Ltd.	579	71,790
Xcel Energy, Inc.	2,099	124,870
Xenia Hotels & Resorts, Inc. REIT	2,025	42,221
Xerox Corp.	2,437	86,294
Xylem, Inc.	394	32,954
Zebra Technologies Corp., Class A (h)	196	41,060
Zoetis, Inc.	1,736	197,019

		57,067,445

Total Common Stock (cost—$92,744,229)		104,796,718

	Principal Amount (000s)

CORPORATE BONDS & NOTES—11.1%

Australia—0.2%
BHP Billiton Finance USA Ltd.,
2.875%, 2/24/22	$100	101,740
Westpac Banking Corp.,
2.80%, 1/11/22	100	101,378
3.40%, 1/25/28	150	158,398

		361,516

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Canada—1.3%
Bank of Montreal,
1.90%, 8/27/21	$400	$397,432
2.10%, 6/15/20	350	349,414
Bank of Nova Scotia,
1.875%, 4/26/21	98	97,792
2.15%, 7/14/20	350	350,600
Royal Bank of Canada,
1.875%, 2/5/20	39	38,913
2.30%, 3/22/21	300	300,542
3.35%, 10/22/21 (a)(b)	200	206,162
Toronto-Dominion Bank,
1.80%, 7/13/21	400	397,034
2.25%, 3/15/21 (a)(b)	200	200,589

		2,338,478

China—0.3%
CNOOC Nexen Finance 2014 ULC,
4.25%, 4/30/24	300	318,819
State Grid Overseas Investment 2016 Ltd. (a)(b),
3.75%, 5/2/23	200	208,109

		526,928

France—0.2%
Dexia Credit Local S.A. (a)(b),
3.25%, 9/26/23	250	261,863
Total Capital International S.A., 3.455%, 2/19/29	100	106,491

		368,354

Germany—0.4%
Deutsche Telekom International Finance BV (a)(b),
4.75%, 6/21/38	150	165,660
KFW,
2.75%, 7/15/20	300	302,220
Landwirtschaftliche Rentenbank, Ser. 37,
2.50%, 11/15/27	200	206,479

		674,359

Kazakhstan—0.1%
KazMunayGas National Co. JSC (a)(b),
4.75%, 4/24/25	200	213,538

Korea (Republic of)—0.2%
Kia Motors Corp. (a)(b),
3.50%, 10/25/27	350	346,327

Mexico—0.1%
Petroleos Mexicanos,
5.375%, 3/13/22	150	151,226

Netherlands—0.5%
BNG Bank NV (a)(b),
3.125%, 11/8/21	200	205,842
ING Groep NV,
4.10%, 10/2/23	200	211,406
Shell International Finance BV,
2.125%, 5/11/20	350	350,838
3.75%, 9/12/46	100	105,956

		874,042

Norway—0.1%
Equinor ASA,
2.65%, 1/15/24	200	203,240

Switzerland—0.1%
Tyco Electronics Group S.A.,
3.45%, 8/1/24	200	207,365

	Principal Amount (000s)	Value^

United Kingdom—0.5%
Barclays PLC,
4.375%, 1/12/26	$200	$207,734
BP Capital Markets PLC,
2.315%, 2/13/20	300	299,957
Diageo Capital PLC,
3.00%, 5/18/20	200	201,066
GlaxoSmithKline Capital, Inc.,
3.625%, 5/15/25	50	53,191
Lloyds Banking Group PLC,
4.05%, 8/16/23	200	208,745

		970,693

United States—7.1%
3M Co.,
3.25%, 2/14/24	50	52,274
Abbott Laboratories,
4.90%, 11/30/46	100	123,497
Allstate Corp.,
3.28%, 12/15/26	400	419,342
Apple, Inc.,
3.85%, 8/4/46	150	159,537
Bank of America Corp.,
4.00%, 4/1/24	200	213,582
5.625%, 7/1/20	300	309,767
Bank of New York Mellon Corp.,
2.60%, 2/7/22	300	303,221
Cargill, Inc. (a)(b),
3.05%, 4/19/21	200	202,749
3.25%, 3/1/23	50	51,409
Caterpillar Financial Services Corp.,
3.15%, 9/7/21	100	102,042
3.45%, 5/15/23	50	52,139
CBS Corp.,
3.70%, 6/1/28	200	203,383
Citigroup, Inc.,
8.125%, 7/15/39	200	318,678
CNH Industrial Capital LLC,
4.875%, 4/1/21	350	361,700
Commonwealth Edison Co.,
2.55%, 6/15/26	200	198,898
Consolidated Edison Co. of New York, Inc.,
4.50%, 5/15/58	50	55,994
CSX Corp.,
2.60%, 11/1/26	50	49,528
CVS Health Corp.,
4.10%, 3/25/25	100	105,500
Discovery Communications LLC,
3.80%, 3/13/24	200	207,539
Dow Chemical Co.,
7.375%, 11/1/29	250	329,440
Duke Energy Carolinas LLC,
2.50%, 3/15/23	100	101,038
Ecolab, Inc.,
2.375%, 8/10/22	100	100,214
Eli Lilly & Co.,
2.35%, 5/15/22	50	50,409
Energy Transfer Partners L.P., Ser. 30Y,
6.00%, 6/15/48	50	57,325
FedEx Corp.,
4.10%, 4/15/43	300	291,783
Fifth Third Bancorp,
2.60%, 6/15/22	350	352,501
Florida Power & Light Co.,
3.70%, 12/1/47	100	104,627
General Dynamics Corp.,
3.375%, 5/15/23	50	52,256

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

General Mills, Inc.,
2.60%, 10/12/22	$100	$100,499
General Motors Co.,
5.15%, 4/1/38	150	148,628
General Motors Financial Co., Inc.,
2.65%, 4/13/20	350	350,824
4.35%, 4/9/25	100	103,196
Goldman Sachs Group, Inc., Ser. D,
6.00%, 6/15/20	300	310,026
Harley-Davidson Financial Services, Inc., Ser. SR (a)(b),
3.55%, 5/21/21	150	152,329
Home Depot, Inc.,
2.00%, 4/1/21	200	199,963
International Business Machines Corp.,
2.50%, 1/27/22	100	100,636
John Deere Capital Corp.,
1.95%, 6/22/20	200	199,473
3.05%, 1/6/28	150	154,743
Johnson & Johnson,
1.95%, 11/10/20	100	100,059
JPMorgan Chase & Co.,
3.625%, 5/13/24	150	157,971
4.40%, 7/22/20	300	306,743
Kellogg Co.,
3.25%, 5/14/21	150	152,527
Keurig Dr. Pepper, Inc.,
4.42%, 12/15/46	150	150,475
Kraft Heinz Foods Co.,
4.00%, 6/15/23	100	104,609
5.375%, 2/10/20	350	355,788
Merck & Co., Inc.,
3.40%, 3/7/29	50	53,253
MetLife, Inc.,
5.70%, 6/15/35	100	128,315
Morgan Stanley,
2.50%, 4/21/21	400	400,756
3.625%, 1/20/27	200	209,463
4.375%, 1/22/47	50	55,745
Nestle Holdings, Inc. (a)(b),
3.50%, 9/24/25	150	159,677
Northrop Grumman Corp.,
2.08%, 10/15/20	350	349,303
Nucor Corp.,
4.40%, 5/1/48	50	54,358
Oracle Corp.,
3.85%, 7/15/36	200	213,375
PACCAR Financial Corp.,
2.30%, 8/10/22	50	50,096
Pfizer, Inc.,
4.00%, 3/15/49	100	109,158
4.125%, 12/15/46	100	110,702
Philip Morris International, Inc.,
6.375%, 5/16/38	50	66,098
Phillips 66,
4.875%, 11/15/44	150	168,101
PPL Electric Utilities Corp.,
4.15%, 6/15/48	50	55,513
Procter & Gamble Co.,
1.90%, 10/23/20	100	99,902
Prudential Financial, Inc.,
4.35%, 2/25/50	50	55,905
State Street Corp.,
2.55%, 8/18/20	350	351,669
Toyota Motor Credit Corp.,
1.90%, 4/8/21	200	199,142
TWDC Enterprises 18 Corp.,
2.30%, 2/12/21	250	250,963
3.15%, 9/17/25	100	105,152
United Parcel Service, Inc.,
2.05%, 4/1/21	350	349,381

	Principal Amount (000s)	Value^

United Technologies Corp.,
1.90%, 5/4/20	$350	$348,898
3.35%, 8/16/21	100	102,206
Verizon Communications, Inc.,
4.125%, 8/15/46	150	157,879
Walmart, Inc.,
3.125%, 6/23/21	350	357,783
Wells Fargo Bank N.A.,
3.625%, 10/22/21	250	257,344

		12,898,998

Total Corporate Bonds & Notes (cost—$19,679,070)		20,135,064

	Shares

EXCHANGE-TRADED FUNDS—9.3%

iShares Broad USD Investment Grade Corporate Bond	83,760	4,780,183
iShares Morningstar Small-Cap Growth	15,000	3,054,300
PIMCO 15+ Year U.S. TIPS Index (g)	130,500	9,078,885

Total Exchange-Traded Funds (cost—$16,670,106)		16,913,368

	Principal Amount (000s)

U.S. GOVERNMENT AGENCY SECURITIES (c)- 5.7%

Fannie Mae, MBS, TBA,
2.50%, 7/18/34, 15 Year	$1,610	1,620,566
3.00%, 7/18/34, 15 Year	150	152,919
3.00%, 7/15/49, 30 Year	2,120	2,137,282
3.50%, 7/15/49, 30 Year	2,530	2,585,937
4.00%, 7/15/49, 30 Year	650	671,696
4.50%, 7/15/49, 30 Year	950	992,768
Ginnie Mae, MBS, TBA, 30 Year,
3.00%, 7/22/49	1,270	1,297,236
3.50%, 7/22/49	890	919,134

Total U.S. Government Agency Securities (cost—$10,343,091)		10,377,538

U.S. TREASURY OBLIGATIONS—5.6%

U.S. Treasury Bonds,
2.25%, 8/15/46	430	406,014
2.75%, 11/15/47	390	406,697
3.125%, 2/15/43	406	452,658
4.375%, 5/15/41	991	1,322,830
4.50%, 2/15/36	110	145,080
5.25%, 2/15/29	360	462,206
5.375%, 2/15/31	120	161,091
6.00%, 2/15/26	950	1,194,106
6.875%, 8/15/25	425	548,283
U.S. Treasury Notes,
1.125%, 9/30/21	500	493,398
1.375%, 9/30/23	1,450	1,428,137
1.50%, 8/15/26	50	48,699
2.125%, 9/30/24	500	508,438
2.50%, 1/15/22	1,300	1,324,477
2.625%, 2/15/29	400	421,656
2.75%, 8/15/21	470	479,657
2.875%, 5/15/28	300	322,031

Total U.S. Treasury Obligations (cost—$9,808,833)		10,125,458

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

SOVEREIGN DEBT OBLIGATIONS—4.0%

Argentina—0.1%
Argentine Republic Government International Bond,
4.625%, 1/11/23	$150	$121,312

Canada—0.3%
Export Development Canada,
2.50%, 1/24/23	200	204,649
Province of Alberta Canada,
3.30%, 3/15/28	200	214,638
Province of Quebec Canada,
2.875%, 10/16/24	200	208,776

		628,063

Croatia—0.1%
Croatia Government International Bond,
6.75%, 11/5/19	300	304,165

Finland—0.3%
Nordic Investment Bank,
1.25%, 8/2/21	500	494,349

Japan—0.3%
Japan Bank for International Cooperation,
1.50%, 7/21/21	300	296,988
2.125%, 7/21/20	200	200,030

		497,018

Korea (Republic of)—0.3%
Export-Import Bank of Korea,
2.50%, 11/1/20	200	200,709
3.625%, 11/27/23	200	210,359
Korea Development Bank,
3.00%, 1/13/26	100	101,623

		512,691

Latvia—0.3%
Latvia Government International Bond,
2.75%, 1/12/20	500	500,640

Mexico—0.1%
Mexico Government International Bond,
4.60%, 2/10/48	200	206,796

Norway—0.1%
Kommunalbanken AS (a)(b),
3.125%, 10/18/21	240	246,703

Poland—0.3%
Republic of Poland Government International Bond,
6.375%, 7/15/19	500	500,567

Sri Lanka—0.1%
Sri Lanka Government International Bond (a)(b),
5.75%, 4/18/23	200	198,656

Supranational—0.8%
Asian Development Bank,
3.125%, 9/26/28	200	217,257
Corp. Andina de Fomento,
2.20%, 7/18/20	350	349,020
3.25%, 2/11/22	200	204,317
Council of Europe Development Bank,
1.625%, 3/16/21	500	497,900
European Investment Bank,
4.875%, 2/15/36	100	131,645

		1,400,139

	Principal Amount (000s)	Value^

Sweden—0.7%
Kommuninvest I Sverige AB (a)(b),
2.75%, 10/22/20	$350	$353,390
Svensk Exportkredit AB,
1.75%, 5/18/20	350	348,768
2.875%, 5/22/21	350	356,420
3.125%, 11/8/21	200	205,559

		1,264,137

United States—0.2%
Inter-American Development Bank,
3.125%, 9/18/28	150	163,044
3.20%, 8/7/42	180	196,489

		359,533

Total Sovereign Debt Obligations (cost—$7,179,093)		7,234,769

	Shares

MUTUAL FUND—2.8%

AllianzGI International Growth (g)(h) (cost—$5,048,499)	336,428	5,177,620

PREFERRED STOCK—0.4%

Brazil—0.1%
Cia Paranaense de Energia	4,300	54,422
Petroleo Brasileiro S.A.	12,900	92,082
Telefonica Brasil S.A.	4,200	54,590

		201,094

Colombia—0.1%
Avianca Holdings S.A.	35,036	16,736
Banco Davivienda S.A.	6,393	80,531
Grupo Aval Acciones y Valores S.A.	9,215	3,685

		100,952

Korea (Republic of)—0.2%
Samsung Electronics Co., Ltd.	10,286	341,129

Total Preferred Stock (cost—$532,559)		643,175

RIGHTS (h)—0.0%

Spain—0.0%
ACS Actividades de Construccion y Servicios S.A., expires 7/11/19	2,727	4,279
Repsol S.A., expires 7/9/19	12,276	6,809

Total Rights (cost—$11,456)		11,088

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Repurchase Agreements—8.0%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $14,577,607; collateralized by U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25, valued at $14,870,743 including accrued interest	$14,577	$14,577,000

Total Investments (cost—$176,593,936) (d)—104.6%		189,991,798

Liabilities in excess of other assets (i)—(4.6)%		(8,283,974)

Net Assets—100.0%		$181,707,824

Notes to Schedule of Investments:

†	Actual amount rounds to less than $1.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $3,173,003, representing 1.7% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $4,181,973, representing 2.3% of net assets.

(c)	When-issued or delayed-delivery. To be settled/delivered after June 30, 2019.
(d)	Securities with an aggregate value of $37,717,238, representing 20.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(e)	Fair-Valued—Securities with an aggregate value of $1,199,828, representing 0.7% of net assets.
(f)	Level 3 security.
(g)	Affiliated fund.
(h)	Non-income producing.

(i)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
Brazilian Real	140	7/31/19	$14,000	$3,640	$11,181
Dow Jones U.S. Real Estate Index	105	9/20/19	11	3,636	(82,524)
Mini MSCI Emerging Markets Index	80	9/20/19	4	4,213	(13,516)
MSCI EAFE Index	40	9/20/19	2	3,847	17,664

					$(67,195)

Short position contracts:
2-Year U.S. Treasury Note	(29)	9/30/19	$(5,800)	$(6,240)	$(44,447)
10-Year U.S. Treasury Note	(52)	9/19/19	(5,200)	(6,655)	(39,907)
U.S. Ultra Treasury Bond	(18)	9/19/19	(1,800)	(3,196)	(25,629)
XAU Utilities	(149)	9/20/19	(15)	(8,977)	38,405

					$(71,578)

					$(138,773)

(j)

At June 30, 2019, the Fund pledged $2,009,219 in cash as collateral for futures contracts. The Fund also held U.S. Treasury Obligations valued $120,602 as collateral for TBA securities. Securities held as collateral will not be pledged and are not reflected in the Schedule of Investments.

Glossary:

ADR—American Depositary Receipt

EAFE—Europe, Australasia and Far East

GDR—Global Depositary Receipt

MBS—Mortgage-Backed Securities

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

UNIT—More than one class of securities traded together

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2019 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Exchange-Traded Funds	9.3%
Banks	9.3%
U.S. Government Agency Securities	5.7%
U.S. Treasury Obligations	5.6%
Oil, Gas & Consumable Fuels	4.1%
Sovereign Debt Obligations	4.0%
Insurance	3.0%
Mutual Funds	2.8%
Pharmaceuticals	2.8%
Healthcare Providers & Services	2.2%
Technology Hardware, Storage & Peripherals	2.1%
Software	2.1%
IT Services	1.9%
Diversified Telecommunication Services	1.9%
Healthcare Equipment & Supplies	1.9%
Interactive Media & Services	1.7%
Electric Utilities	1.6%
Semiconductors & Semiconductor Equipment	1.5%
Food Products	1.4%
Metals & Mining	1.2%
Aerospace & Defense	1.1%
Internet & Direct Marketing Retail	1.1%
Chemicals	1.1%
Food & Staples Retailing	1.1%
Hotels, Restaurants & Leisure	1.1%
Automobiles	1.0%
Capital Markets	1.0%
Trading Companies & Distributors	1.0%
Media	0.9%
Machinery	0.9%
Life Sciences Tools & Services	0.9%
Specialty Retail	0.9%
Electronic Equipment, Instruments & Components	0.9%
Equity Real Estate Investment Trusts (REITs)	0.8%
Construction & Engineering	0.8%
Real Estate Management & Development	0.8%
Communications Equipment	0.7%
Auto Manufacturers	0.7%
Road & Rail	0.7%
Beverages	0.7%
Household Durables	0.7%
Food & Beverage	0.7%
Auto Components	0.6%
Airlines	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Wireless Telecommunication Services	0.6%
Multi-Line Retail	0.5%
Household Products	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Commercial Services & Supplies	0.5%
Biotechnology	0.4%
Industrial Conglomerates	0.4%
Machinery-Diversified	0.4%
Entertainment	0.4%
Transportation	0.4%
Multi-Utilities	0.4%
Paper & Forest Products	0.3%
Retail	0.3%
Consumer Finance	0.3%
Tobacco	0.3%
Personal Products	0.3%
Independent Power Producers & Energy Traders	0.2%
Diversified Financial Services	0.2%

Electrical Equipment	0.2%
Telecommunications	0.2%
Professional Services	0.2%
Construction Materials	0.2%
Transportation Infrastructure	0.2%
Computers	0.1%
Agriculture	0.1%
Thrifts & Mortgage Finance	0.1%
Building Products	0.1%
Leisure Equipment & Products	0.1%
Electronics	0.1%
Air Freight & Logistics	0.1%
Machinery-Construction & Mining	0.1%
Healthcare-Products	0.1%
Containers & Packaging	0.1%
Mining	0.1%
Consumer Products	0.1%
Water Utilities	0.0%
Gas Utilities	0.0%
Marine	0.0%
Pipelines	0.0%
Iron/Steel	0.0%
Miscellaneous Manufacturing	0.0%
Diversified Consumer Services	0.0%
Energy Equipment & Services	0.0%
Distributors	0.0%
Repurchase Agreements	8.0%
Liabilities in excess of other assets	(4.6)%

100.0%

Schedule of Investments

AllianzGI Global High Yield Fund

June 30, 2019 (unaudited)

	Principal Amount (000s)	Value^

CORPORATE BONDS & NOTES—98.9%

Australia—1.7%
FMG Resources August 206 Pty Ltd. (a)(b),
5.125%, 5/15/24	$100	$104,000
Mineral Resources Ltd. (a)(b),
8.125%, 5/1/27	150	156,563
Nufarm Australia Ltd. (a)(b),
5.75%, 4/30/26	150	143,250

		403,813

Brazil—1.7%
Petrobras Global Finance BV,
4.75%, 1/14/25	€100	128,508
5.299%, 1/27/25	$100	106,350
5.999%, 1/27/28	175	186,288

		421,146

Canada—5.2%
1011778 BC ULC (a)(b),
5.00%, 10/15/25	150	151,545
Cott Holdings, Inc. (a)(b),
5.50%, 4/1/25	250	255,625
Ensign Drilling, Inc. (a)(b),
9.25%, 4/15/24	100	98,750
Kronos Acquisition Holdings, Inc. (a)(b),
9.00%, 8/15/23	150	132,248
Ritchie Bros Auctioneers, Inc. (a)(b),
5.375%, 1/15/25	150	156,187
Rockpoint Gas Storage Canada Ltd. (a)(b),
7.00%, 3/31/23	200	203,750
Superior Plus L.P. (a)(b),
7.00%, 7/15/26	250	259,687

		1,257,792

Chile—1.0%
VTR Finance BV,
6.875%, 1/15/24	224	232,680

China—2.1%
Country Garden Holdings Co., Ltd.,
8.00%, 1/27/24	200	217,450
Eagle Intermediate Global Holding BV,
5.375%, 5/1/23	€100	107,838
Yuzhou Properties Co., Ltd.,
6.00%, 10/25/23	$200	188,657

		513,945

Colombia—0.9%
Millicom International Cellular S.A. (a)(b),
6.25%, 3/25/29	200	215,122

Denmark—0.4%
Norican A/S,
4.50%, 5/15/23	€100	106,895

France—2.5%
Altice France S.A.,
5.625%, 5/15/24	60	71,012
7.375%, 5/1/26 (a)(b)	$200	205,500
BNP Paribas S.A., USD 5 Year Swap Rate + 6.314% (a)(b)(c)(e),
7.625%, 3/30/21	200	211,800

	Principal Amount (000s)	Value^

Paprec Holding S.A. (a)(b),
4.00%, 3/31/25	€100	$110,156

		598,468

Germany—1.2%
Consus Real Estate AG (a)(b),
9.625%, 5/15/24	150	166,962
Techem Verwaltungsgesellschaft 674 mbH (a)(b),
6.00%, 7/30/26	100	121,018

		287,980

Guatemala—0.9%
Central American Bottling Corp.,
5.75%, 1/31/27	$200	207,000

Indonesia—1.7%
Listrindo Capital BV,
4.95%, 9/14/26	200	198,050
Theta Capital Pte Ltd.,
7.00%, 4/11/22	200	200,918

		398,968

Ireland—3.0%
Avolon Holdings Funding Ltd. (a)(b),
5.25%, 5/15/24	150	160,260
C&W Senior Financing Dac,
6.875%, 9/15/27	200	207,520
Eircom Finance Dac,
3.50%, 5/15/26	€200	235,615
Virgin Media Receivables Financing Notes II DAC,
5.75%, 4/15/23	£100	131,627

		735,022

Israel—0.4%
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21	$100	95,250

Italy—2.3%
Assicurazioni Generali SpA, (converts to FRN on 6/8/28) (e),
5.00%, 6/8/48	€100	126,081
Intesa Sanpaolo SpA,
6.625%, 9/13/23	150	203,084
Telecom Italia SpA,
2.75%, 4/15/25	100	113,936
Wind Tre SpA, 3 mo. EURIBOR + 2.75% (e),
2.75%, 1/20/24	100	112,434

		555,535

Japan—0.5%
SoftBank Group Corp.,
4.00%, 4/20/23	100	123,576

Jersey, Channel Islands—0.9%
Adient Global Holdings Ltd.,
3.50%, 8/15/24	100	95,197
Aston Martin Capital Holdings Ltd.,
5.75%, 4/15/22	£100	125,263

		220,460

Luxembourg—0.5%
Altice Luxembourg S.A. (b),
8.00%, 5/15/27	€100	115,947

Netherlands—3.8%
Atradius Finance BV, (converts to FRN on 9/23/24) (e),
5.25%, 9/23/44	100	127,143
Intertrust Group BV (a)(b),
3.375%, 11/15/25	150	181,397
InterXion Holding NV (a)(b),
4.75%, 6/15/25	200	247,751

Schedule of Investments

AllianzGI Global High Yield Fund

June 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

IPD 3 BV (a)(b),
4.50%, 7/15/22	€100	$116,567
Starfruit Finco BV,
6.50%, 10/1/26	100	115,250
Sunshine Mid BV (a)(b),
6.50%, 5/15/26	100	118,324

		906,432

Norway—0.7%
Aker BP ASA (a)(b),
5.875%, 3/31/25	$150	159,188

Portugal—1.1%
Caixa Geral de Depositos S.A., (converts to FRN on 3/30/22) (c)(e),
10.75%, 12/31/99	€200	264,974

Singapore—0.8%
Avation Capital S.A. (a)(b),
6.50%, 5/15/21	$200	205,500

Spain—3.0%
Arena Luxembourg Finance Sarl,
2.875%, 11/1/24	€200	235,594
Cirsa Finance International Sarl (a)(b),
4.75%, 5/22/25	150	179,967
Grifols S.A. (a)(b),
3.20%, 5/1/25	150	176,158
Tasty Bondco 1 S.A. (a)(b),
6.25%, 5/15/26	100	120,294

		712,013

Switzerland—0.5%
Selecta Group BV, 3 mo. EURIBOR + 5.375% (e),
5.375%, 2/1/24	100	115,046

Turkey—0.6%
Yasar Holding AS,
8.875%, 5/6/20	$200	134,320

United Arab Emirates—0.4%
Shelf Drilling Holdings Ltd. (a)(b),
8.25%, 2/15/25	100	92,800

United Kingdom—5.0%
CPUK Finance Ltd. (a)(b),
4.875%, 8/28/25	£100	128,344
CYBG PLC (e),
7.875%, 12/14/28	100	136,840
Fiat Chrysler Automobiles NV,
5.25%, 4/15/23	$200	211,754
Iceland Bondco PLC,
4.625%, 3/15/25	£200	229,967
Miller Homes Group Holdings PLC,
5.50%, 10/15/24	100	129,726
Phoenix Group Holdings PLC,
4.125%, 7/20/22	100	132,270
Pinewood Finance Co., Ltd.,
3.75%, 12/1/23	100	130,967
TVL Finance PLC,
8.50%, 5/15/23	80	106,549

		1,206,417

United States—56.1%
AES Corp.,
6.00%, 5/15/26	$200	213,000
Albertsons Cos. LLC (a)(b),
7.50%, 3/15/26	100	107,250
Alcoa Nederland Holding BV (a)(b),
7.00%, 9/30/26	200	215,750
Allied Universal Holdco LLC (a)(b),
9.75%, 7/15/27	100	100,250
AmeriGas Partners L.P.,
5.875%, 8/20/26	50	53,250
Antero Midstream Partners L.P. (a)(b),
5.75%, 3/1/27	100	100,250

	Principal Amount (000s)	Value^
BCPE Cycle Merger Sub II, Inc. (a)(b),
10.625%, 7/15/27	$100	$101,500
Belden, Inc.,
3.375%, 7/15/27	€150	178,166
BWX Technologies, Inc. (a)(b),
5.375%, 7/15/26	$100	103,745
California Resources Corp. (a)(b),
8.00%, 12/15/22	100	75,875
Catalent Pharma Solutions, Inc. (a)(b),
5.00%, 7/15/27	150	153,000
CCO Holdings LLC (a)(b),
5.00%, 2/1/28	100	102,370
CenturyLink, Inc., Ser. Y,
7.50%, 4/1/24	200	221,750
Cheniere Corpus Christi Holdings LLC,
5.875%, 3/31/25	200	223,250
CNX Midstream Partners L.P. (a)(b),
6.50%, 3/15/26	250	238,750
CommScope, Inc. (a)(b),
8.25%, 3/1/27	50	51,180
Covanta Holding Corp.,
5.875%, 7/1/25	150	156,562
CRC Escrow Issuer LLC (a)(b),
5.25%, 10/15/25	200	200,500
Crown European Holdings S.A.,
3.375%, 5/15/25	€200	253,406
CSC Holdings LLC (a)(b),
7.50%, 4/1/28	$200	220,560
CyrusOne L.P.,
5.375%, 3/15/27	100	105,719
DCP Midstream Operating L.P. (a)(b),
6.75%, 9/15/37	50	54,000
Dole Food Co., Inc. (a)(b),
7.25%, 6/15/25	100	97,250
Dun & Bradstreet Corp. (a)(b),
10.25%, 2/15/27	85	90,525
Eagle Holding Co. II LLC, PIK 7.75% (a)(b),
7.75%, 5/15/22	100	101,000
Edison International,
5.75%, 6/15/27	150	161,299
Encompass Health Corp.,
5.125%, 3/15/23	150	153,375
Energizer Holdings, Inc. (a)(b),
6.375%, 7/15/26	150	154,500
EnLink Midstream Partners L.P.,
4.85%, 7/15/26	200	202,250
Exela Intermediate LLC (a)(b),
10.00%, 7/15/23	128	104,640
First Quality Finance Co., Inc. (a)(b),
4.625%, 5/15/21	200	200,250
5.00%, 7/1/25	50	50,500
Five Point Operating Co. L.P. (a)(b),
7.875%, 11/15/25	125	125,940
Fresh Market, Inc. (a)(b),
9.75%, 5/1/23	75	51,375
Genesis Energy L.P.,
6.25%, 5/15/26	50	48,500
6.50%, 10/1/25	150	147,187
Granite Merger Sub 2, Inc. (a)(b),
11.00%, 7/15/27	100	100,750
Hanesbrands Finance Luxembourg SCA,
3.50%, 6/15/24	€100	125,168
Hanesbrands, Inc. (a)(b),
4.625%, 5/15/24	$150	156,480
Harsco Corp. (a)(b),
5.75%, 7/31/27	150	156,579
HCA, Inc.,
5.625%, 9/1/28	100	108,500
Holly Energy Partners L.P. (a)(b),
6.00%, 8/1/24	150	156,750

Schedule of Investments

AllianzGI Global High Yield Fund

June 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

IQVIA, Inc.,
2.875%, 9/15/25	€100	$118,306
3.25%, 3/15/25	100	117,530
Iron Mountain, Inc. (a)(b),
4.875%, 9/15/27	$250	249,062
Itron, Inc. (a)(b),
5.00%, 1/15/26	250	256,250
Jagged Peak Energy LLC,
5.875%, 5/1/26	100	99,000
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	120	123,000
Kratos Defense & Security Solutions, Inc. (a)(b),
6.50%, 11/30/25	100	107,750
Lennar Corp.,
4.75%, 5/30/25	100	106,375
Levi Strauss & Co.,
3.375%, 3/15/27	€100	121,906
Matthews International Corp. (a)(b),
5.25%, 12/1/25	$225	221,906
McDermott Technology Americas, Inc. (a)(b),
10.625%, 5/1/24	100	93,843
MDC Partners, Inc. (a)(b),
6.50%, 5/1/24	125	115,495
Meritage Homes Corp.,
7.00%, 4/1/22	100	$108,375
MGM Resorts International,
5.75%, 6/15/25	150	163,872
Moss Creek Resources Holdings, Inc. (a)(b),
7.50%, 1/15/26	125	107,188
MSCI, Inc. (a)(b),
5.375%, 5/15/27	100	107,250
Netflix, Inc. (a)(b),
4.625%, 5/15/29	€100	129,476
NGPL PipeCo LLC (a)(b),
7.768%, 12/15/37	$150	191,344
Panther BF Aggregator 2 L.P. (a)(b),
8.50%, 5/15/27	250	258,125
Parsley Energy LLC (a)(b),
5.625%, 10/15/27	50	52,500
Pyxus International, Inc.,
9.875%, 7/15/21	120	103,800
QEP Resources, Inc.,
5.625%, 3/1/26	50	47,250
Reynolds Group Issuer, Inc. (a)(b),
7.00%, 7/15/24	100	103,590
Scientific Games International, Inc.,
5.50%, 2/15/26	€100	110,423
Seagate HDD Cayman,
4.75%, 1/1/25	$200	202,160
4.875%, 3/1/24	150	154,007
Service Corp. International,
4.625%, 12/15/27	100	102,500
Sirius XM Radio, Inc. (a)(b),
5.375%, 7/15/26	150	156,000
Smithfield Foods, Inc. (a)(b),
4.25%, 2/1/27	50	51,031
Southwestern Energy Co.,
7.75%, 10/1/27	50	48,125
Springleaf Finance Corp.,
6.875%, 3/15/25	200	219,496
Sprint Capital Corp.,
8.75%, 3/15/32	50	58,000

	Principal Amount (000s)	Value^

Sprint Communications, Inc.,
6.00%, 11/15/22	$50	$52,250
Sprint Corp.,
7.875%, 9/15/23	100	109,000
Stevens Holding Co., Inc. (a)(b),
6.125%, 10/1/26	150	158,625
Sunoco L.P.,
5.875%, 3/15/28	250	259,687
T-Mobile USA, Inc.,
4.75%, 2/1/28	50	51,703
Talen Energy Supply LLC (a)(b),
6.625%, 1/15/28	150	149,625
7.25%, 5/15/27	50	51,375
Tenet Healthcare Corp.,
4.625%, 7/15/24	150	152,437
Tenet Healthcare Corp. (a)(b),
6.25%, 2/1/27	50	51,563
Tennant Co.,
5.625%, 5/1/25	100	103,750
TerraForm Power Operating LLC (a)(b)(d),
6.625%, 6/15/25	150	158,062
TransDigm, Inc. (a)(b),
6.25%, 3/15/26	200	209,750
Transocean, Inc.,
6.80%, 3/15/38	50	37,750
Tronox, Inc. (a)(b),
6.50%, 4/15/26	100	99,346
United Continental Holdings, Inc.,
4.875%, 1/15/25	100	102,750
Vantiv LLC (a)(b),
3.875%, 11/15/25	£100	132,936
4.375%, 11/15/25	$200	208,500
Viking Cruises Ltd. (a)(b),
5.875%, 9/15/27	150	152,250
Vistra Operations Co. LLC (a)(b),
5.50%, 9/1/26	200	211,750
Vistra Operations Co. LLC (a)(b),
5.00%, 7/31/27	100	103,685
Voya Financial, Inc., (converts to FRN on 1/23/28) (e),
4.70%, 1/23/48	130	118,721
Warrior Met Coal, Inc. (a)(b),
8.00%, 11/1/24	69	71,976
Waste Pro USA, Inc. (a)(b),
5.50%, 2/15/26	100	102,750
WellCare Health Plans, Inc. (a)(b),
5.375%, 8/15/26	200	212,500
William Carter Co. (a)(b),
5.625%, 3/15/27	110	115,637
WPX Energy, Inc.,
5.75%, 6/1/26	50	51,938
Wyndham Destinations, Inc.,
6.35%, 10/1/25	150	164,062
Wynn Las Vegas LLC (a)(b),
5.25%, 5/15/27	180	180,900

		13,503,114

Total Corporate Bonds & Notes (cost—$23,273,329)		23,789,403

Schedule of Investments

AllianzGI Global High Yield Fund

June 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

SOVEREIGN DEBT OBLIGATIONS—0.3%

Argentina—0.3%
Argentine Republic Government International Bond,
4.625%, 1/11/23 (cost—$81,301)	$100	$80,875

Repurchase Agreements—0.5%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $116,005; collateralized by U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25, valued at $122,079 including accrued interest (cost—$116,000)	116	116,000

Total Investments (cost—$23,470,630)—99.7%		23,986,278

Other assets less liabilities (f)—0.3%		65,975

Net Assets—100.0%		$24,052,253

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $12,522,272, representing 52.1% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $12,638,219, representing 52.5% of net assets.

(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(e)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2019.

(f)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Depreciation
Short position contracts:
5-Year Treasury Note	(1)	9/30/19	$(100)		$(118)	$(1,445)
E-mini S&P 500 Index	(2)	9/20/19	(—	)(h)	(295)	(4,905)

						$(6,350)

Forward foreign currency contracts outstanding at June 30, 2019:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value June 30, 2019	Unrealized Appreciation	Unrealized Depreciation
Purchased:
7,551 Euro settling 9/12/19	Goldman Sachs	$8,512	$8,634	$122	$—
203,051 Euro settling 9/12/19	JPMorgan Chase	231,002	232,195	1,193	—
Sold:
1,100,309 British Pound settling 9/12/19	Goldman Sachs	1,401,077	1,401,851	—	(774)
4,346,352 Euro settling 9/12/19	Goldman Sachs	4,923,134	4,970,205	—	(47,071)
301,981 Euro settling 9/12/19	JPMorgan Chase	343,907	345,326	—	(1,419)

				$1,315	$(49,264)

(g)	At June 30, 2019, the Fund pledged $12,536 in cash as collateral for futures contracts.
(h)	Notional amount rounds to less than 500.

Glossary:

£—British Pound

EURIBOR—Euro Inter-Bank Offered Rate

€—Euro

FRN—Floating Rate Note

PIK—Payment-in-Kind

Schedule of Investments

AllianzGI Global High Yield Fund

June 30, 2019 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	7.9%
Telecommunications	7.6%
Commercial Services	5.8%
Pipelines	5.7%
Real Estate	5.3%
Food & Beverage	5.2%
Electric Utilities	4.5%
Media	4.0%
Banks	3.4%
Software	3.3%
Diversified Financial Services	3.2%
Entertainment	3.1%
Healthcare-Services	2.8%
Lodging	2.6%
Retail	2.2%
Apparel & Textiles	2.2%
Insurance	2.1%
Machinery-Diversified	2.0%
Computers	1.9%
Environmental Services	1.5%
Healthcare Providers & Services	1.5%
Chemicals	1.5%
Containers & Packaging	1.5%
Auto Components	1.5%
Home Builders	1.4%
Auto Manufacturers	1.4%
Electrical Equipment	1.4%
Mining	1.3%
Aerospace & Defense	1.3%
Pharmaceuticals	1.1%
Electronics	1.1%
Consumer Products	1.0%
Transportation	0.7%
Energy-Alternate Sources	0.7%
Iron/Steel	0.7%
Leisure	0.6%
Household Products/Wares	0.6%
Internet	0.5%
Advertising	0.5%
Textiles	0.4%
Equity Real Estate Investment Trusts (REITs)	0.4%
Tobacco	0.4%
Machinery-Construction & Mining	0.4%
Airlines	0.4%
Sovereign Debt Obligations	0.3%
Coal	0.3%
Repurchase Agreements	0.5%
Other assets less liabilities	0.3%

100.0%

Schedule of Investments

AllianzGI Global Sustainability Fund

June 30, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—96.8%

Australia—1.3%

CSL Ltd.	1,888	$285,888

Canada—1.1%
Gibson Energy, Inc.	14,088	251,197

Denmark—1.4%
Novo Nordisk A/S, Class B	5,864	299,517

France—2.3%
Bureau Veritas S.A.	10,369	255,936
Credit Agricole S.A.	20,358	242,926

		498,862

Germany—7.4%
Adidas AG	1,756	543,254
Covestro AG (a)	2,638	134,299
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,830	458,703
SAP SE	3,589	492,023

		1,628,279

Hong Kong—1.3%
AIA Group Ltd.	26,000	280,771

Japan—4.5%
Daikin Industries Ltd.	3,800	497,568
Keyence Corp.	800	493,378

		990,946

Korea (Republic of)—1.5%
Samsung Electronics Co., Ltd. GDR	312	317,391

Spain—3.8%
Amadeus IT Group S.A.	7,018	556,145
Industria de Diseno Textil S.A.	8,871	266,904

		823,049

Sweden—3.5%
Assa Abloy AB, Class B	15,899	358,724
Atlas Copco AB, Class A	13,018	417,170

		775,894

Switzerland—3.6%
Roche Holding AG	1,735	487,860
UBS Group AG (c)	25,514	303,240

		791,100

United Kingdom—11.5%
AstraZeneca PLC	5,023	410,638
Prudential PLC	23,250	507,570
Reckitt Benckiser Group PLC	5,301	418,539
Royal Dutch Shell PLC, Class B	17,075	559,491
Unilever PLC	7,609	472,331
Vodafone Group PLC	98,273	161,075

		2,529,644

United States—53.6%
AbbVie, Inc.	3,669	266,810

	Shares	Value^

Accenture PLC, Class A	2,605	$481,326
Adobe, Inc. (c)	1,970	580,460
Agilent Technologies, Inc.	7,583	566,223
Alphabet, Inc., Class A (c)	379	410,381
American Express Co.	4,764	588,068
Apple, Inc.	2,852	564,468
Bright Horizons Family Solutions, Inc.	2,448	369,330
Citigroup, Inc.	4,923	344,758
Colgate-Palmolive Co.	4,278	306,604
Eaton Corp. PLC	3,642	303,306
Ecolab, Inc.	2,409	475,633
EOG Resources, Inc.	3,754	349,723
Estee Lauder Cos., Inc., Class A	2,040	373,544
International Flavors & Fragrances, Inc.	3,483	505,348
Intuit, Inc.	2,430	635,032
Johnson & Johnson	2,879	400,987
Microsoft Corp.	6,762	905,838
Mondelez International, Inc., Class A	6,541	352,560
S&P Global, Inc.	2,709	617,083
Starbucks Corp.	7,080	593,516
UnitedHealth Group, Inc.	2,040	497,780
Visa, Inc., Class A	5,174	897,948
Xylem, Inc.	4,534	379,224

		11,765,950

Total Common Stock (cost—$17,576,990)		21,238,488

	Principal Amount (000s)

Repurchase Agreements—3.4%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $750,031; collateralized by U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25, valued at $770,623 including accrued interest (cost—$750,000)	$750	750,000

Total Investments (cost—$18,326,990) (b)—100.2%		21,988,488

Liabilities in excess of other assets—(0.2)%		(42,899)

Net Assets—100.0%		$21,945,589

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Security with a value of $134,299, representing 0.6% of net assets.

(b)	Securities with an aggregate value of $9,216,256, representing 42.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

GDR—Global Depositary Receipt

Schedule of Investments

AllianzGI Global Sustainability Fund

June 30, 2019 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Software	11.9%
IT Services	8.8%
Pharmaceuticals	7.3%
Insurance	5.7%
Oil, Gas & Consumable Fuels	5.3%
Chemicals	5.1%
Capital Markets	4.2%
Technology Hardware, Storage & Peripherals	4.0%
Building Products	3.9%
Personal Products	3.8%
Machinery	3.6%
Household Products	3.3%
Hotels, Restaurants & Leisure	2.7%
Consumer Finance	2.7%
Banks	2.7%
Life Sciences Tools & Services	2.6%
Biotechnology	2.5%
Textiles, Apparel & Luxury Goods	2.5%
Healthcare Providers & Services	2.3%
Electronic Equipment, Instruments & Components	2.2%
Interactive Media & Services	1.9%
Diversified Consumer Services	1.7%
Food Products	1.6%
Electrical Equipment	1.4%
Specialty Retail	1.2%
Professional Services	1.2%
Wireless Telecommunication Services	0.7%
Repurchase Agreements	3.4%
Liabilities in excess of other assets	(0.2)%

100.0%

Schedule of Investments

AllianzGI Global Water Fund

June 30, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—99.2%

Austria—2.3%
ANDRITZ AG	366,371	$13,793,435

Brazil—1.6%
Cia de Saneamento Basico do Estado de Sao Paulo	777,300	9,568,607

China—2.8%
Beijing Enterprises Water Group Ltd. (b)	12,616,000	7,498,330
China Everbright International Ltd.	10,407,000	9,612,359

		17,110,689

Finland—1.5%
Uponor Oyj	383,826	4,170,172
Wartsila Oyj Abp	326,629	4,742,591

		8,912,763

France—8.6%
Suez	1,016,438	14,666,998
Veolia Environnement S.A.	1,523,040	37,086,598

		51,753,596

Hong Kong—1.2%
China Water Affairs Group Ltd.	7,292,000	7,179,990

Netherlands—1.4%
Arcadis NV	445,946	8,458,416

Sweden—3.9%
Alfa Laval AB	1,069,157	23,363,798

Switzerland—4.0%
Belimo Holding AG	624	3,835,280
Geberit AG	42,786	19,999,295

		23,834,575

United Kingdom—12.3%
Halma PLC	1,361,347	34,962,938
Pennon Group PLC	1,524,582	14,381,662
Severn Trent PLC	522,611	13,595,609
United Utilities Group PLC	1,112,604	11,074,724

		74,014,933

United States—59.6%
Agilent Technologies, Inc.	81,218	6,064,548
American Water Works Co., Inc.	538,704	62,489,664
AO Smith Corp.	119,529	5,636,988
Aqua America, Inc.	697,298	28,847,218
Badger Meter, Inc.	77,402	4,620,125
California Water Service Group	195,165	9,881,204
Danaher Corp.	342,518	48,952,673
IDEX Corp.	232,624	40,043,895
Itron, Inc. (b)	181,552	11,359,709
Masco Corp.	150,770	5,916,215

	Shares	Value^

Mueller Water Products, Inc., Class A	1,111,227	$10,912,249
PerkinElmer, Inc.	130,627	12,584,605
Rexnord Corp. (b)	295,281	8,923,392
Tetra Tech, Inc.	311,027	24,431,171
Thermo Fisher Scientific, Inc.	21,445	6,297,968
Waste Management, Inc.	143,303	16,532,867
Watts Water Technologies, Inc., Class A	83,868	7,814,820
Xylem, Inc.	573,736	47,987,279

		359,296,590

Total Common Stock (cost—$460,158,443)		597,287,392

	Principal Amount (000s)

Repurchase Agreements—0.5%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $3,288,137; collateralized by U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25, valued at $3,357,171 including accrued interest (cost—$3,288,000)	$3,288	3,288,000

Total Investments (cost—$463,446,443) (a)—99.7%		600,575,392

Other assets less liabilities—0.3%		1,733,336

Net Assets—100.0%		$602,308,728

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $195,538,255, representing 32.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Water Utilities	27.3%
Machinery	26.2%
Multi-Utilities	8.6%
Electronic Equipment, Instruments & Components	8.5%
Commercial Services & Supplies	8.4%
Healthcare Equipment & Supplies	8.1%
Building Products	6.6%
Life Sciences Tools & Services	4.1%
Construction & Engineering	1.4%
Repurchase Agreements	0.5%
Other assets less liabilities	0.3%

100.0%

Schedule of Investments

AllianzGI Green Bond Fund

June 30, 2019 (unaudited)

	Principal Amount (000s)	Value^

CORPORATE BONDS & NOTES—81.3%

Brazil—1.7%
Fibria Overseas Finance Ltd.,
5.50%, 1/17/27	$100	$107,501

China—6.2%
Industrial & Commercial Bank of China Ltd. (d),
3.30%, 4/25/22	200	200,206
3.41%, 4/25/24	200	200,473

		400,679

Denmark—3.8%
Orsted A/S,
5mo. EURIBOR + 1.899%, 2.25%, 11/24/17 (d)	€100	117,559
2.50%, 5/16/33	£100	131,955

		249,514

France—6.8%
Electricite de France S.A.,
3.625%, 10/13/25	$100	105,716
Engie S.A.,
0.375%, 6/21/39	€100	113,051
1.375%, 6/21/27	100	111,405
Paprec Holding S.A.,
4.00%, 3/31/25	100	110,286

		440,458

Hong Kong—4.6%
CGNPC International Ltd.,
2.75%, 7/2/24	$300	298,814

Ireland—3.6%
Russian Railways Via RZD Capital PLC,
2.20%, 5/23/27	€200	230,590

Italy—3.5%
Iren SpA,
1.50%, 10/24/27	100	114,728
Unione di Banche Italiane SpA,
1.50%, 4/10/24	100	113,450

		228,178

Korea (Republic of)—6.3%
LG Chem Ltd. (a)(b),
3.25%, 10/15/24	$200	204,834
3.625%, 4/15/29	200	206,821

		411,655

Lithuania—1.9%
Lietuvos Energija UAB,
2.00%, 7/14/27	€100	120,426

Netherlands—9.1%
Iberdrola International BV (c)(d),
5mo. EURIBOR + 1.592%, 1.875%, 12/31/99	100	115,509
3.25%, 12/31/99	100	123,088
Koninklijke Philips NV,
0.50%, 5/22/26	100	115,069
TenneT Holding BV,
1.50%, 6/3/39	100	117,735
5mo. EURIBOR + 2.533%, 2.995%, 12/31/99 (c)(d)	100	120,227

		591,628

New Zealand—1.8%
Westpac Securities NZ Ltd.,
0.30%, 6/25/24	100	114,002

Portugal—1.9%
EDP - Energias de Portugal S.A. (d),
4.496%, 4/30/79	100	124,518

	Principal Amount (000s)		Value^

Spain—1.8%
Banco Bilbao Vizcaya Argentaria S.A.,
1.00%, 6/21/26		€100	$115,604

United Kingdom—4.0%
Anglian Water Services Financing PLC,
1.625%, 8/10/25		£100	126,649
Bazalgette Finance PLC,
2.375%, 11/29/27		100	132,488

			259,137

United States—24.3%
Apple, Inc.,
2.85%, 2/23/23		$100	102,382
3.00%, 6/20/27		100	102,947
Avangrid, Inc.,
3.80%, 6/1/29		300	314,275
Bank of America Corp.,
2.151%, 11/9/20		100	99,734
3mo. LIBOR + 0.630%, 3.499%, 5/17/22 (converts to FRN on 5/17/21) (d)		100	102,034
Boston Properties LP,
3.40%, 6/21/29		300	306,818
DTE Electric Co.,
3.95%, 3/1/49		200	218,253
Duke Energy Carolinas LLC,
3.95%, 11/15/28		100	109,745
Interstate Power & Light Co.,
4.10%, 9/26/28		100	108,464
Verizon Communications, Inc.,
3.875%, 2/8/29		100	107,561

			1,572,213

Total Corporate Bonds & Notes (cost—$5,045,539)			5,264,917

SOVEREIGN DEBT OBLIGATIONS—15.8%

Australia—1.8%
New South Wales Treasury Corp.,
3.00%, 11/15/28	AUD	150	116,756

Canada—1.8%
Province of Quebec Canada,
2.60%, 7/6/25	CAD	150	119,208

Chile—3.2%
Republic Of Chile,
3.50%, 1/25/50		$200	203,930

Indonesia—3.2%
Perusahaan Penerbit SBSN Indonesia III,
3.90%, 8/20/24		200	207,422

Netherlands—2.7%
Netherlands Government Bond (b),
0.50%, 1/15/40		€145	173,224

Supranational—3.1%
African Development Bank (d),
2.74%, 11/18/20		$100	100,011
Asian Development Bank,
2.375%, 8/10/27		100	102,196

			202,207

Total Sovereign Debt Obligations (cost—$973,254)			1,022,747

Schedule of Investments

AllianzGI Green Bond Fund

June 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Repurchase Agreements—1.6%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $104,004; collateralized by U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25, valued at $106,819 including accrued interest (cost—$104,000)	$104	$104,000

Total Investments (cost—$6,122,793)—98.7%		6,391,664

Other assets less liabilities (e)—1.3%		82,641

Net Assets—100.0%		$6,474,305

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $411,655, representing 6.4% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $584,879, representing 9.0% of net assets.

(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2019.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at June 30, 2019:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value June 30, 2019	Unrealized Appreciation	Unrealized Depreciation
Purchased:
300,000 British Pound settling 9/27/19	State Street Bank and Trust Co.	$382,673	$382,442	$—	$(231)
935,000 Euro settling 9/27/19	BNP Paribas	1,069,175	1,070,415	1,240	—
345,235 Euro settling 9/27/19	State Street Bank and Trust Co.	392,377	395,235	2,858	—
Sold:
167,000 Australian Dollar settling 9/27/19	State Street Bank and Trust Co.	116,821	117,543	—	(722)
620,000 British Pound settling 9/27/19	State Street Bank and Trust Co.	787,140	790,381	—	(3,241)
158,000 Canadian Dollar settling 9/27/19	BNP Paribas	120,295	120,839	—	(544)
1,290,000 Euro settling 9/27/19	State Street Bank and Trust Co.	1,475,610	1,476,829	—	(1,219)

				$4,098	$(5,957)

(f)

At June 30, 2019, the Fund pledged $15 in cash as collateral for futures contracts. There were no open futures contracts at June 30, 2019, however the Fund had cash as collateral for any transactions in the future.

Glossary:

AUD—Australian Dollar

£—British Pound

CAD—Canadian Dollar

EURIBOR—Euro Inter-Bank Offered Rate

€—Euro

FRN—Floating Rate Note

LIBOR—London Inter-Bank Offered Rate

Schedule of Investments

AllianzGI Green Bond Fund

June 30, 2019 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Electric Utilities	29.9%
Sovereign Debt Obligations	15.8%
Banks	14.6%
Chemicals	6.3%
Equity Real Estate Investment Trusts (REITs)	4.7%
Energy-Alternate Sources	4.6%
Water Utilities	4.0%
Transportation	3.6%
Other	13.6%
Cash & Equivalents—Net	2.9%

100.0%

Schedule of Investments

AllianzGI High Yield Bond Fund

June 30, 2019 (unaudited)

	Principal Amount (000s)	Value^

CORPORATE BONDS & NOTES—91.4%

Aerospace & Defense—2.3%
Kratos Defense & Security Solutions, Inc. (a)(b),
6.50%, 11/30/25	$770	$829,675
TransDigm, Inc.,
6.50%, 5/15/25	1,270	1,289,050
Triumph Group, Inc.,
7.75%, 8/15/25	810	785,700

		2,904,425

Auto Components—2.6%
Adient U.S. LLC (a)(b),
7.00%, 5/15/26	630	648,900
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22	660	673,200
Goodyear Tire & Rubber Co.,
5.00%, 5/31/26	1,010	998,637
Panther BF Aggregator 2 L.P. (a)(b),
8.50%, 5/15/27	930	960,225

		3,280,962

Auto Manufacturers—1.6%
Navistar International Corp. (a)(b),
6.625%, 11/1/25	1,000	1,052,500
Tesla, Inc. (a)(b),
5.30%, 8/15/25	1,155	1,017,844

		2,070,344

Banks—0.9%
CIT Group, Inc.,
6.125%, 3/9/28	540	615,600
Royal Bank of Scotland Group PLC,
5.125%, 5/28/24	475	501,650

		1,117,250

Building Materials—0.1%
Builders FirstSource, Inc. (a)(b),
5.625%, 9/1/24	175	181,024

Chemicals—2.4%
Kraton Polymers LLC (a)(b),
7.00%, 4/15/25	695	707,163
PQ Corp. (a)(b),
5.75%, 12/15/25	845	858,731
Trinseo Materials Operating SCA (a)(b),
5.375%, 9/1/25	700	677,250
Tronox, Inc. (a)(b),
6.50%, 4/15/26	885	879,212

		3,122,356

Commercial Services—4.6%
Cenveo Corp. (cost—$2,807,316; purchased 3/22/12-3/11/16) (a)(b)(c)(d)(e)(g),
6.00%, 5/15/24	2,299	126,445
Gartner, Inc. (a)(b),
5.125%, 4/1/25	500	516,955
Herc Holdings, Inc. (a)(b),
5.50%, 7/15/27	850	857,437
Hertz Corp. (a)(b),
7.625%, 6/1/22	965	1,003,600
Laureate Education, Inc. (a)(b),
8.25%, 5/1/25	815	894,462
RR Donnelley & Sons Co.,
7.00%, 2/15/22	693	703,395
United Rentals North America, Inc.,
5.25%, 1/15/30	925	952,750
5.50%, 7/15/25	750	782,813

		5,837,857

	Principal Amount (000s)	Value^

Computers—0.9%
Dell International LLC (a)(b),
7.125%, 6/15/24	$680	$717,896
Harland Clarke Holdings Corp. (a)(b),
9.25%, 3/1/21	475	464,313

		1,182,209

Containers & Packaging—0.7%
Berry Global Escrow Corp. (a)(b),
5.625%, 7/15/27	825	860,062

Distribution/Wholesale—1.3%
H&E Equipment Services, Inc.,
5.625%, 9/1/25	1,130	1,166,442
KAR Auction Services, Inc. (a)(b),
5.125%, 6/1/25	470	480,575

		1,647,017

Diversified Financial Services—5.3%
Ally Financial, Inc.,
5.75%, 11/20/25	420	466,158
CCF Holdings LLC, PIK 10.75% (a)(b)(c)(d)(e),
10.75%, 12/15/23	2,790	1,007,438
Community Choice Financial Issuer LLC (cost—$2,000,000; purchased 9/6/18) (a)(b)(g),
9.00%, 6/15/23	2,000	2,002,500
Navient Corp.,
6.75%, 6/15/26	850	884,000
7.25%, 9/25/23	565	605,256
Springleaf Finance Corp.,
6.625%, 1/15/28	845	889,363
8.25%, 10/1/23	795	925,380

		6,780,095

Electric Utilities—0.7%
NRG Energy, Inc.,
5.75%, 1/15/28	880	947,100

Electrical Equipment—0.8%
Energizer Holdings, Inc. (a)(b),
7.75%, 1/15/27	920	998,044

Engineering & Construction—1.3%
AECOM,
5.875%, 10/15/24	750	815,062
Tutor Perini Corp. (a)(b),
6.875%, 5/1/25	820	787,200

		1,602,262

Entertainment—5.1%
AMC Entertainment Holdings, Inc.,
6.125%, 5/15/27	995	890,525
Cedar Fair L.P.,
5.375%, 6/1/24	440	454,300
Eldorado Resorts, Inc.,
6.00%, 9/15/26	245	268,888
International Game Technology PLC (a)(b),
6.25%, 1/15/27	385	422,538
6.50%, 2/15/25	415	455,753
Lions Gate Capital Holdings LLC (a)(b),
6.375%, 2/1/24	970	1,022,137
Live Nation Entertainment, Inc. (a)(b),
5.625%, 3/15/26	1,065	1,119,581

Schedule of Investments

AllianzGI High Yield Bond Fund

June 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Scientific Games International, Inc. (a)(b),
5.00%, 10/15/25	$940	$951,750
Stars Group Holdings BV (a)(b),
7.00%, 7/15/26	900	954,000

		6,539,472

Equity Real Estate Investment Trusts (REITs)—0.6%
CyrusOne L.P.,
5.375%, 3/15/27	480	507,450
Equinix, Inc.,
5.375%, 5/15/27	195	209,522

		716,972

Food & Beverage—1.7%
Albertsons Cos. LLC,
6.625%, 6/15/24	440	458,150
7.50%, 3/15/26 (a)(b)	535	573,788
Post Holdings, Inc. (a)(b),
5.75%, 3/1/27	1,045	1,084,187

		2,116,125

Food Service—0.6%
Aramark Services, Inc. (a)(b),
5.00%, 2/1/28	750	773,437

Hand/Machine Tools—0.7%
Colfax Corp. (a)(b),
6.00%, 2/15/24	205	217,556
6.375%, 2/15/26	680	730,150

		947,706

Healthcare Providers & Services—0.7%
WellCare Health Plans, Inc. (a)(b),
5.375%, 8/15/26	855	908,437

Healthcare-Products—1.8%
Avantor, Inc. (a)(b),
9.00%, 10/1/25	765	854,887
Hill-Rom Holdings, Inc. (a)(b),
5.00%, 2/15/25	985	1,019,475
Mallinckrodt International Finance S.A. (a)(b),
5.75%, 8/1/22	265	229,225
Teleflex, Inc.,
5.25%, 6/15/24	200	205,688

		2,309,275

Healthcare-Services—4.5%
Centene Corp. (a)(b),
5.375%, 6/1/26	600	632,250
Charles River Laboratories International, Inc. (a)(b),
5.50%, 4/1/26	555	585,414
DaVita, Inc.,
5.125%, 7/15/24	835	837,338
Encompass Health Corp.,
5.75%, 11/1/24	573	585,635
HCA, Inc.,
5.375%, 9/1/26	545	588,600
5.625%, 9/1/28	740	802,900
7.50%, 2/15/22	325	359,125
Tenet Healthcare Corp.,
6.25%, 2/1/27 (a)(b)	345	355,781
8.125%, 4/1/22	985	1,037,944

		5,784,987

Insurance—0.3%
CNO Financial Group, Inc.,
5.25%, 5/30/25	370	399,831

	Principal Amount (000s)	Value^

Internet—3.4%
Go Daddy Operating Co. LLC (a)(b),
5.25%, 12/1/27	$830	$862,163
Match Group, Inc. (a)(b),
5.00%, 12/15/27	820	862,968
Netflix, Inc. (a)(b),
5.375%, 11/15/29	935	995,485
Symantec Corp. (a)(b),
5.00%, 4/15/25	1,000	1,025,583
Zayo Group LLC (a)(b),
5.75%, 1/15/27	645	657,900

		4,404,099

Iron/Steel—0.4%
United States Steel Corp.,
6.875%, 8/15/25	560	529,200

Lodging—2.5%
Hilton Domestic Operating Co., Inc.,
5.125%, 5/1/26	660	690,525
MGM Resorts International,
5.50%, 4/15/27	720	756,900
Wyndham Hotels & Resorts, Inc. (a)(b),
5.375%, 4/15/26	940	988,175
Wynn Las Vegas LLC (a)(b),
5.50%, 3/1/25	750	776,475

		3,212,075

Machinery-Construction & Mining—0.8%
Terex Corp. (a)(b),
5.625%, 2/1/25	1,045	1,059,369

Machinery-Diversified—0.2%
Mueller Water Products, Inc. (a)(b),
5.50%, 6/15/26	300	310,500

Media—7.6%
CCO Holdings LLC (a)(b),
5.125%, 5/1/27	600	622,716
Clear Channel Worldwide Holdings, Inc. (a)(b),
9.25%, 2/15/24	990	1,076,625
CSC Holdings LLC (a)(b),
7.50%, 4/1/28	860	948,408
7.75%, 7/15/25	580	628,952
10.875%, 10/15/25	370	425,039
DISH DBS Corp.,
5.875%, 7/15/22	440	448,250
Gray Television, Inc. (a)(b),
5.875%, 7/15/26	1,030	1,071,200
LiveStyle, Inc. (cost—$2,761,000; purchased 1/31/14-2/3/14) (a)(b)(c)(d)(e)(g)(i),
9.625%, 2/1/19	2,761	3
Meredith Corp.,
6.875%, 2/1/26	890	948,856
Nexstar Broadcasting, Inc. (a)(b),
5.625%, 8/1/24	780	809,999
Nexstar Escrow, Inc. (a)(b),
5.625%, 7/15/27	850	873,375
Sirius XM Radio, Inc. (a)(b),
5.00%, 8/1/27	1,320	1,347,918
Virgin Media Secured Finance PLC (a)(b),
5.50%, 5/15/29	500	508,125

		9,709,466

Metal Fabricate/Hardware—0.7%
Park-Ohio Industries, Inc.,
6.625%, 4/15/27	875	879,375

Schedule of Investments

AllianzGI High Yield Bond Fund

June 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Mining—2.1%
Alcoa Nederland Holding BV (a)(b),
6.75%, 9/30/24	$835	$886,144
Constellium NV (a)(b),
6.625%, 3/1/25	920	956,800
Joseph T. Ryerson & Son, Inc. (a)(b),
11.00%, 5/15/22	740	782,781

		2,625,725

Miscellaneous Manufacturing—0.4%
Koppers, Inc. (a)(b),
6.00%, 2/15/25	605	570,213

Oil, Gas & Consumable Fuels—8.7%
AmeriGas Partners L.P.,
5.875%, 8/20/26	630	670,950
Callon Petroleum Co.,
6.125%, 10/1/24	1,000	1,015,000
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/23	1,000	968,750
Chesapeake Energy Corp.,
8.00%, 1/15/25	690	639,975
CVR Refining LLC,
6.50%, 11/1/22	910	928,883
Ensco Rowan PLC,
7.75%, 2/1/26	1,030	772,500
Oasis Petroleum, Inc.,
6.875%, 3/15/22	1,000	996,875
Range Resources Corp.,
4.875%, 5/15/25	1,145	1,010,462
SM Energy Co.,
6.625%, 1/15/27	1,015	943,950
Sunoco L.P.,
5.50%, 2/15/26	540	563,625
5.875%, 3/15/28	395	410,306
Transocean, Inc. (a)(b),
7.50%, 1/15/26	1,280	1,225,600
USA Compression Partners L.P. (a)(b),
6.875%, 9/1/27	925	975,977

		11,122,853

Paper & Forest Products—1.0%
Mercer International, Inc.,
5.50%, 1/15/26	745	744,069
7.375%, 1/15/25 (a)(b)	450	479,250

		1,223,319

Pharmaceuticals—2.6%
Bausch Health Americas, Inc. (a)(b),
8.50%, 1/31/27	645	710,803
Bausch Health Cos., Inc. (a)(b),
6.125%, 4/15/25	640	654,400
7.25%, 5/30/29	630	656,775
Endo Finance LLC (a)(b),
5.375%, 1/15/23	1,140	826,500
Horizon Pharma USA, Inc.,
6.625%, 5/1/23	476	490,577

		3,339,055

Pipelines—3.5%
Cheniere Energy Partners L.P. (a)(b),
5.625%, 10/1/26	845	893,587
Crestwood Midstream Partners L.P.,
5.75%, 4/1/25	910	925,925
DCP Midstream Operating L.P.,
5.125%, 5/15/29	825	848,719
NGL Energy Partners L.P. (a)(b),
7.50%, 4/15/26	610	637,450
Targa Resources Partners L.P. (a)(b),
6.50%, 7/15/27	585	639,113
6.875%, 1/15/29	510	566,100

		4,510,894

	Principal Amount (000s)	Value^

Real Estate—1.5%
Iron Mountain, Inc. (a)(b),
4.875%, 9/15/27	$1,080	$1,075,950
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	835	855,875

		1,931,825

Retail—2.2%
1011778 BC ULC (a)(b),
5.00%, 10/15/25	950	959,785
Conn’s, Inc.,
7.25%, 7/15/22	1,095	1,100,475
Party City Holdings, Inc. (a)(b),
6.625%, 8/1/26	715	695,337

		2,755,597

Semiconductors—0.7%
Amkor Technology, Inc. (a)(b),
6.625%, 9/15/27	935	933,925

Software—3.3%
Camelot Finance S.A. (a)(b),
7.875%, 10/15/24	895	943,106
IQVIA, Inc. (a)(b),
5.00%, 5/15/27	890	921,150
j2 Cloud Services LLC (a)(b),
6.00%, 7/15/25	975	1,024,969
Rackspace Hosting, Inc. (a)(b),
8.625%, 11/15/24	430	396,675
SS&C Technologies, Inc. (a)(b),
5.50%, 9/30/27	925	961,422

		4,247,322

Telecommunications—8.1%
CenturyLink, Inc., Ser. Y,
7.50%, 4/1/24	1,160	1,286,150
Cincinnati Bell, Inc. (a)(b),
7.00%, 7/15/24	1,180	1,047,250
CommScope Technologies LLC (a)(b),
6.00%, 6/15/25	455	428,706
Consolidated Communications, Inc.,
6.50%, 10/1/22	1,175	1,101,198
GTT Communications, Inc. (a)(b),
7.875%, 12/31/24	750	616,875
Hughes Satellite Systems Corp.,
6.625%, 8/1/26	965	1,016,869
Intelsat Jackson Holdings S.A.,
5.50%, 8/1/23	1,050	963,375
Level 3 Financing, Inc.,
5.375%, 5/1/25	625	646,875
Sprint Communications, Inc.,
11.50%, 11/15/21	1,545	1,792,200
Sprint Corp.,
7.625%, 3/1/26	765	817,402
T-Mobile USA, Inc.,
6.50%, 1/15/26	615	666,389

		10,383,289

Transportation—0.2%
XPO Logistics, Inc. (a)(b),
6.125%, 9/1/23	280	290,850

Total Corporate Bonds & Notes (cost—$121,795,246)		117,066,200

Schedule of Investments

AllianzGI High Yield Bond Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

PREFERRED STOCK (a)(d)(e)(h)(i)—4.8%

Media—4.8%
LiveStyle, Inc., Ser. A	2,672	$363,526
LiveStyle, Inc., Ser. B (f)	57,581	5,758,100

Total Preferred Stock (cost—$5,907,093)		6,121,626

COMMON STOCK (d)(e)(h)—0.1%

Aerospace & Defense—0.1%
Erickson, Inc. (a)	2,675	67,062

Banks—0.0%
CCF Holdings LLC, Class A (cost—$0; purchased 12/18/18) (g)	8,562	1
CCF Holdings LLC, Class B (cost—$0; purchased 12/12/18) (g)	7,143	1

		2

Media—0.0%
LiveStyle, Inc. (a)(i)	67,983	7

Total Common Stock (cost—$1,491,068)		67,071

	Units

WARRANTS (d)(e)—0.0%

Advertising—0.0%
Affinion Group Holdings, Inc., exercise price $67.12, expires 4/1/24 (cost—$769,740; purchased 4/10/19) (g)	3,898	37,769

Media—0.0%
LiveStyle, Inc., expires 11/30/21, Ser. C (a)(h)(i)	14,500	1

Total Warrants (cost—$769,740)		37,770

	Principal Amount (000s)

Repurchase Agreements—2.9%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $3,733,156; collateralized by U.S. Treasury Inflation Indexed Notes, 0.25%, due 1/15/25, valued at $3,811,618 including accrued interest (cost—$3,733,000)	$3,733	3,733,000

Total Investments (cost—$133,696,147)—99.2%		127,025,667

Other assets less liabilities—0.8%		1,008,320

Net Assets—100.0%		$128,033,987

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $75,216,964, representing 58.7% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $69,028,268, representing 53.9% of net assets.

(c)	In default.
(d)	Fair-Valued—Securities with an aggregate value of $7,360,353, representing 5.7% of net assets.
(e)	Level 3 security.
(f)	Affiliated security.
(g)	Restricted. The aggregate cost of such securities is $8,338,056. The aggregate value is $2,166,719, representing 1.7% of net assets.
(h)	Non-income producing.
(i)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 4.8% of net assets.

Glossary:

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI International Small-Cap Fund

June 30, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—96.0%

Australia—5.3%
ALS Ltd.	106,454	$549,946
Austal Ltd.	209,263	502,423
Bapcor Ltd.	87,700	344,276
Charter Hall Retail REIT	180,926	555,647
Downer EDI Ltd.	120,101	584,222
GUD Holdings Ltd.	69,902	492,232
NEXTDC Ltd. (e)	101,511	463,367
Nine Entertainment Co., Holdings Ltd.	327,850	433,107
Reliance Worldwide Corp. Ltd.	136,900	338,760
Santos Ltd.	33,862	169,057
Seven Group Holdings Ltd.	33,900	441,755
WorleyParsons Ltd.	53,300	554,069

		5,428,861

Austria—4.5%
ANDRITZ AG	30,140	1,134,736
Schoeller-Bleckmann Oilfield Equipment AG	5,109	433,835
UNIQA Insurance Group AG	164,607	1,533,896
Wienerberger AG	64,011	1,579,476

		4,681,943

China—0.4%
China Everbright Greentech Ltd. (a)	573,235	373,048

Denmark—5.4%
Ambu A/S, Class B	55,865	908,156
FLSmidth & Co. A/S	33,110	1,500,275
ISS A/S	48,110	1,454,498
SimCorp A/S	17,725	1,715,816

		5,578,745

Finland—0.9%
Huhtamaki Oyj	21,214	872,465

France—6.2%
Ingenico Group S.A.	20,549	1,818,613
Korian S.A.	41,175	1,566,218
Nexity S.A.	35,270	1,524,112
Sartorius Stedim Biotech	9,671	1,524,954

		6,433,897

Germany—8.0%
alstria office REIT-AG	96,328	1,559,773
Bechtle AG	14,966	1,722,374
CANCOM SE	35,016	1,858,601
Hella GmbH & Co. KGaA	31,242	1,539,398
TLG Immobilien AG	54,258	1,588,692

		8,268,838

Hong Kong—0.4%
Techtronic Industries Co., Ltd.	53,500	409,854

Indonesia—0.7%
Bank Tabungan Negara Persero Tbk PT	937,200	163,270
Jasa Marga Persero Tbk PT	1,256,900	508,997

		672,267

Italy—2.5%
Buzzi Unicem SpA	72,212	1,466,181
De’ Longhi SpA	57,499	1,163,714

		2,629,895

Japan—29.3%
Anritsu Corp.	39,700	692,264
Azbil Corp.	50,500	1,236,597
COMSYS Holdings Corp.	91,800	2,332,763
Fuji Electric Co., Ltd.	10,900	377,758
Fuji Oil Holdings, Inc.	16,200	488,687
Hitachi Transport System Ltd.	89,800	2,921,283

	Shares	Value^

Horiba Ltd.	5,400	$280,164
Ichigo, Inc.	188,800	555,807
Itochu Techno-Solutions Corp.	88,000	2,262,327
KH Neochem Co., Ltd.	23,700	582,794
Kobe Bussan Co., Ltd.	24,900	1,210,345
Lion Corp.	87,100	1,624,875
Maruwa Co., Ltd.	21,100	1,158,886
Mitsubishi UFJ Lease & Finance Co., Ltd.	370,300	1,967,752
Nippon Shinyaku Co., Ltd.	29,700	2,102,471
Nishio Rent All Co., Ltd.	30,900	874,928
Oji Holdings Corp.	152,200	881,634
Okamura Corp.	81,800	819,069
Penta-Ocean Construction Co., Ltd.	231,400	1,137,185
Rengo Co., Ltd.	283,600	2,283,267
Ship Healthcare Holdings, Inc.	28,900	1,250,239
Sojitz Corp.	310,600	999,567
THK Co., Ltd.	16,200	389,666
Tokyu Fudosan Holdings Corp.	209,300	1,158,311
Ube Industries Ltd.	35,600	740,653

		30,329,292

Korea (Republic of)—0.5%
DB Insurance Co., Ltd.	9,340	479,680

Netherlands—2.9%
ASM International NV	23,760	1,542,084
ASR Nederland NV	36,560	1,485,482

		3,027,566

Norway—2.6%
Elkem ASA (a)	417,422	1,178,364
Storebrand ASA	205,652	1,513,601

		2,691,965

Singapore—1.4%
Frasers Centrepoint Trust	318,200	611,471
Mapletree Commercial Trust REIT	310,500	479,788
Mapletree Industrial Trust REIT	239,700	396,983

		1,488,242

Sweden—1.8%
AAK AB	99,057	1,878,514

Switzerland—6.0%
Galenica AG (a)(e)	32,342	1,625,161
Georg Fischer AG	1,348	1,289,501
Interroll Holding AG	758	1,906,259
OC Oerlikon Corp. AG (e)	116,163	1,419,492

		6,240,413

Taiwan—0.3%
Merry Electronics Co., Ltd.	63,000	344,028

Thailand—0.5%
Amata Corp. PCL (c)(d)	605,000	481,754

United Kingdom—16.4%
ASOS PLC (e)	26,512	860,470
Auto Trader Group PLC (a)	215,462	1,500,643
Derwent London PLC REIT	37,501	1,485,067
Genus PLC	50,221	1,691,420
HomeServe PLC	110,782	1,669,376
Howden Joinery Group PLC	241,884	1,556,702
Intermediate Capital Group PLC	101,828	1,786,124
Moneysupermarket.com Group PLC	336,432	1,762,416
Rotork PLC	410,562	1,650,540
Spectris PLC	46,549	1,700,297
Tullow Oil PLC	491,435	1,314,661

		16,977,716

Total Common Stock (cost—$86,690,374)		99,288,983

Schedule of Investments

AllianzGI International Small-Cap Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

PREFERRED STOCK—1.3%

Germany—1.3%
Jungheinrich AG (cost—$1,397,150)	45,119	$1,392,748

	Principal Amount (000s)

Repurchase Agreements—2.1%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $2,152,090; collateralized by U.S. Treasury Inflation Indexed Notes, 0.25%, due 1/15/25, valued at $2,195,059 including accrued interest (cost—$2,152,000)	$2,152	2,152,000

Total Investments (cost—$90,239,524) (b)—99.4%		102,833,731

Other assets less liabilities—0.6%		575,818

Net Assets—100.0%		$103,409,549

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $4,677,216, representing 4.5% of net assets.

(b)	Securities with an aggregate value of $90,940,730, representing 87.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Security with a value of $481,754, representing 0.5% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	10.7%
Electronic Equipment, Instruments & Components	7.0%
IT Services	6.1%
Real Estate Management & Development	5.1%
Equity Real Estate Investment Trusts (REITs)	4.9%
Insurance	4.8%
Commercial Services & Supplies	4.4%
Healthcare Providers & Services	4.3%
Trading Companies & Distributors	3.7%
Construction & Engineering	3.4%
Containers & Packaging	3.1%
Construction Materials	2.9%
Road & Rail	2.8%
Internet & Direct Marketing Retail	2.5%
Chemicals	2.4%
Food Products	2.3%
Pharmaceuticals	2.0%
Auto Components	2.0%
Diversified Financial Services	1.9%
Capital Markets	1.7%
Software	1.7%
Biotechnology	1.6%
Household Products	1.6%
Semiconductors & Semiconductor Equipment	1.5%
Life Sciences Tools & Services	1.5%
Interactive Media & Services	1.4%
Oil, Gas & Consumable Fuels	1.4%
Food & Staples Retailing	1.2%
Household Durables	1.1%
Energy Equipment & Services	1.0%
Healthcare Equipment & Supplies	0.9%
Paper & Forest Products	0.9%
Professional Services	0.5%
Transportation Infrastructure	0.5%
Aerospace & Defense	0.5%
Media	0.4%
Electrical Equipment	0.4%
Independent Power Producers & Energy Traders	0.4%
Distributors	0.3%
Building Products	0.3%
Banks	0.2%
Repurchase Agreements	2.1%
Other assets less liabilities	0.6%

100.0%

Schedule of Investments

AllianzGI Micro Cap Fund

June 30, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—98.0%

Banks—3.1%
Carolina Financial Corp.	4,343	$152,396
First Foundation, Inc.	10,299	138,418
Preferred Bank	2,804	132,489
Veritex Holdings, Inc.	6,220	161,409

		584,712

Beverages—1.9%
MGP Ingredients, Inc.	3,310	219,486
Primo Water Corp. (a)	10,783	132,631

		352,117

Biotechnology—16.9%
Albireo Pharma, Inc. (a)	1,683	54,260
ArQule, Inc. (a)	10,931	120,350
Arrowhead Pharmaceuticals, Inc. (a)	5,177	137,190
Audentes Therapeutics, Inc. (a)	2,692	101,919
BioCryst Pharmaceuticals, Inc. (a)	11,665	44,210
Biohaven Pharmaceutical Holding Co., Ltd. (a)	2,577	112,847
BioSpecifics Technologies Corp. (a)	2,322	138,647
Cara Therapeutics, Inc. (a)	4,397	94,536
Corbus Pharmaceuticals Holdings, Inc. (a)	6,279	43,513
Dicerna Pharmaceuticals, Inc. (a)	5,949	93,697
Fate Therapeutics, Inc. (a)	6,047	122,754
GlycoMimetics, Inc. (a)	5,245	62,520
Intellia Therapeutics, Inc. (a)	6,831	111,823
Invitae Corp. (a)	9,940	233,590
Iovance Biotherapeutics, Inc. (a)	4,342	106,466
Kindred Biosciences, Inc. (a)	10,936	91,097
Kura Oncology, Inc. (a)	5,532	108,925
MacroGenics, Inc. (a)	5,012	85,054
Natera, Inc. (a)	9,555	263,527
Progenics Pharmaceuticals, Inc. (a)	11,109	68,543
T2 Biosystems, Inc. (a)	22,031	37,012
uniQure NV (a)	1,686	131,761
Vanda Pharmaceuticals, Inc. (a)	6,043	85,146
Veracyte, Inc. (a)	12,869	366,895
Vericel Corp. (a)	7,740	146,209
Viking Therapeutics, Inc. (a)	9,317	77,331
Voyager Therapeutics, Inc. (a)	4,137	112,609

		3,152,431

Building Products—0.7%
PGT Innovations, Inc. (a)	7,526	125,835

Chemicals—0.6%
American Vanguard Corp.	6,735	103,786

Construction & Engineering—2.7%
NV5 Global, Inc. (a)	4,103	333,984
Sterling Construction Co., Inc. (a)	13,104	175,856

		509,840

Construction Materials—0.9%
U.S. Concrete, Inc. (a)	3,303	164,126

Diversified Consumer Services—1.0%
Carriage Services, Inc.	6,054	115,086
HyreCar, Inc. (a)	17,638	74,080

		189,166

Diversified Telecommunication Services—0.5%
Pareteum Corp. (a)	38,273	99,893

Electronic Equipment, Instruments & Components—1.2%
Napco Security Technologies, Inc. (a)	7,613	225,954

Energy Equipment & Services—1.1%
DMC Global, Inc.	3,188	201,960

	Shares	Value^

Entertainment—1.7%
Gaia, Inc. Class A (a)	10,956	$83,046
Rosetta Stone, Inc. (a)	9,828	224,865

		307,911

Food Products—1.0%
John B Sanfilippo & Son, Inc.	2,241	178,585

Healthcare Equipment & Supplies—12.8%
Antares Pharma, Inc. (a)	38,033	125,129
Axogen, Inc. (a)	7,674	151,945
BioLife Solutions, Inc. (a)	9,421	159,686
Cerus Corp. (a)	25,804	145,018
CryoLife, Inc. (a)	7,731	231,389
CryoPort, Inc. (a)	17,931	328,496
CytoSorbents Corp. (a)	14,802	97,841
Mesa Laboratories, Inc.	912	222,838
OrthoPediatrics Corp. (a)	5,935	231,465
Sientra, Inc. (a)	8,417	51,849
Surmodics, Inc. (a)	4,199	181,271
Tactile Systems Technology, Inc. (a)	4,969	282,835
ViewRay, Inc. (a)	19,602	172,694

		2,382,456

Healthcare Providers & Services—6.5%
Addus HomeCare Corp. (a)	3,034	227,398
BioTelemetry, Inc. (a)	4,476	215,520
Catasys, Inc. (a)	8,542	164,177
Joint Corp. (a)	10,111	184,020
R1 RCM, Inc. (a)	20,975	263,866
RadNet, Inc. (a)	11,810	162,860

		1,217,841

Healthcare Technology—2.8%
Tabula Rasa HealthCare, Inc. (a)	5,172	258,238
Vocera Communications, Inc. (a)	8,324	265,702

		523,940

Hotels, Restaurants & Leisure—1.6%
Carrols Restaurant Group, Inc. (a)	14,848	134,077
Century Casinos, Inc. (a)	16,411	159,187

		293,264

Household Durables—1.0%
LGI Homes, Inc. (a)	2,676	191,147

Interactive Media & Services—1.0%
QuinStreet, Inc. (a)	11,493	182,164

IT Services—2.7%
Brightcove, Inc. (a)	17,587	181,674
Carbonite, Inc. (a)	6,591	171,630
Hackett Group, Inc.	9,198	154,434

		507,738

Leisure Equipment & Products—0.7%
MasterCraft Boat Holdings, Inc. (a)	7,057	138,247

Life Sciences Tools & Services—5.3%
Codexis, Inc. (a)	7,621	140,455
Fluidigm Corp. (a)	18,171	223,867
NeoGenomics, Inc. (a)	18,423	404,201
Quanterix Corp. (a)	6,721	227,102

		995,625

Machinery—3.5%
Columbus McKinnon Corp.	3,282	137,746
Kadant, Inc.	2,361	214,402
Kornit Digital Ltd. (a)	9,237	292,443

		644,591

Media—2.6%
Cardlytics, Inc. (a)	7,549	196,123
Fluent, Inc. (a)	26,571	142,952

Schedule of Investments

AllianzGI Micro Cap Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

TechTarget, Inc. (a)	6,614	$140,548

		479,623

Oil, Gas & Consumable Fuels—1.1%
Evolution Petroleum Corp.	17,213	123,073
Penn Virginia Corp. (a)	2,608	80,013

		203,086

Pharmaceuticals—3.1%
Amphastar Pharmaceuticals, Inc. (a)	7,217	152,351
ANI Pharmaceuticals, Inc. (a)	2,677	220,049
Axsome Therapeutics, Inc. (a)	2,905	74,804
Cymabay Therapeutics, Inc. (a)	7,398	52,970
Omeros Corp. (a)	4,389	68,863

		569,037

Professional Services—1.6%
CRA International, Inc.	2,527	96,860
Kforce, Inc.	5,814	204,013

		300,873

Semiconductors & Semiconductor Equipment—2.7%
Axcelis Technologies, Inc. (a)	6,295	94,739
AXT, Inc. (a)	20,803	82,380
FormFactor, Inc. (a)	11,179	175,175
Ichor Holdings Ltd. (a)	6,456	152,620

		504,914

Software—12.6%
Digital Turbine, Inc. (a)	34,874	174,370
Everbridge, Inc. (a)	4,543	406,235
Instructure, Inc. (a)	4,961	210,842
LivePerson, Inc. (a)	11,667	327,143
MobileIron, Inc. (a)	24,835	153,977
Model N, Inc. (a)	11,500	224,250

	Shares	Value^

PROS Holdings, Inc. (a)	4,708	$297,828
Sapiens International Corp. NV	4,097	68,092
Upland Software, Inc. (a)	6,692	304,687
Zix Corp. (a)	20,202	183,636

		2,351,060

Thrifts & Mortgage Finance—1.9%
First Defiance Financial Corp.	6,214	177,534
Meridian Bancorp, Inc.	10,102	180,725

		358,259

Wireless Telecommunication Services—1.2%
Boingo Wireless, Inc. (a)	12,393	222,702

Total Common Stock (cost-$13,236,160)		18,262,883

	Principal Amount (000s)

Repurchase Agreements—2.4%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $455,019; collateralized by U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25, valued at $465,426 including accrued interest (cost-$455,000)	$455	455,000

Total Investments (cost-$13,691,160)—100.4%		18,717,883

Liabilities in excess of other assets—(0.4)%		(75,018)

Net Assets—100.0%		$18,642,865

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

June 30, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—93.7%

Brazil—3.9%
Banco Santander Brasil S.A. UNIT	65,100	$770,699
Cia de Locacao das Americas	94,000	1,196,557
Energisa S.A. UNIT	85,200	1,022,414
IRB Brasil Resseguros S.A.	35,700	915,754
Petrobras Distribuidora S.A.	120,000	781,260

		4,686,684

Chile—0.7%
Banco Santander Chile	11,075,990	825,438

China—24.2%
AAC Technologies Holdings, Inc.	46,000	260,245
Agricultural Bank of China Ltd., Class H	1,993,000	834,124
Alibaba Group Holding Ltd. ADR (e)	9,894	1,676,538
Anhui Conch Cement Co., Ltd., Class H	204,000	1,276,492
ANTA Sports Products Ltd.	110,000	758,691
Bank of China Ltd., Class H	1,787,000	754,058
China Construction Bank Corp., Class H	1,358,000	1,170,601
China Merchants Bank Co., Ltd., Class H	182,100	903,656
China Mobile Ltd.	82,500	751,052
China Petroleum & Chemical Corp., Class A	923,900	737,830
China Railway Signal & Communication Corp., Ltd., Class H (a)	957,000	695,423
CNOOC Ltd.	561,000	956,933
Country Garden Holdings Co., Ltd.	649,000	986,640
CRRC Corp Ltd., Class H	775,000	647,818
ENN Energy Holdings Ltd.	79,900	777,554
Guangdong Provincial Expressway Development Co., Ltd., Class B	1,054,787	833,635
Hengan International Group Co., Ltd.	91,500	673,734
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	162,312	712,512
Industrial & Commercial Bank of China Ltd., Class H	1,182,000	862,767
Jiangsu Expressway Co., Ltd., Class H	532,000	757,145
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	47,706	846,690
Kweichow Moutai Co., Ltd., Class A	6,700	962,277
Longfor Group Holdings Ltd.	313,500	1,182,023
Luxshare Precision Industry Co., Ltd., Class A	176,600	640,325
Midea Group Co., Ltd., Class A	131,000	992,844
Ping An Insurance Group Co of China Ltd., Class A	86,300	1,115,917
Ping An Insurance Group Co. of China Ltd., Class H	141,000	1,695,507
Shenzhou International Group Holdings Ltd.	65,600	904,933
Tencent Holdings Ltd.	35,600	1,610,522
Tencent Holdings Ltd. ADR	26,900	1,217,494
Yum China Holdings, Inc.	20,543	949,087

		29,145,067

Denmark—0.7%
Bakkafrost P/F	16,184	903,814

	Shares	Value^

France—1.6%
Kering S.A. ADR	17,100	$1,009,071
LVMH Moet Hennessy Louis Vuitton SE	2,098	891,913

		1,900,984

Greece—0.7%
Motor Oil Hellas Corinth Refineries S.A.	34,137	873,387

Hong Kong—5.6%
AIA Group Ltd.	153,800	1,660,871
BOC Hong Kong Holdings Ltd.	199,500	785,461
China Mobile Ltd. ADR	14,741	667,620
China Water Affairs Group Ltd.	802,000	789,681
Sands China Ltd.	170,000	812,101
Techtronic Industries Co., Ltd.	170,500	1,306,171
Xinyi Glass Holdings Ltd.	644,000	676,492

		6,698,397

Hungary—1.4%
MOL Hungarian Oil & Gas PLC	75,939	843,011
OTP Bank Nyrt	21,690	863,726

		1,706,737

India—8.9%
Cyient Ltd.	84,633	663,518
GAIL India Ltd.	172,310	778,284
HCL Technologies Ltd.	38,544	595,211
HDFC Bank Ltd.	27,124	959,684
Infosys Ltd.	136,581	1,457,077
ITC Ltd.	270,944	1,074,206
Larsen & Toubro Infotech Ltd. (a)	25,812	689,296
Larsen & Toubro Ltd.	34,401	777,320
NIIT Technologies Ltd.	32,707	637,291
Reliance Industries Ltd.	66,948	1,215,785
Sonata Software Ltd.	122,620	619,890
Tata Consultancy Services Ltd.	24,074	777,133
Tech Mahindra Ltd.	51,810	531,159

		10,775,854

Indonesia—3.2%
Astra International Tbk PT	1,593,000	840,200
Bank Central Asia Tbk PT	283,000	600,547
Bank Rakyat Indonesia Persero Tbk PT	2,127,300	656,751
Bank Tabungan Negara Persero Tbk PT	3,643,500	634,737
Gudang Garam Tbk PT	206,500	1,124,085

		3,856,320

Korea (Republic of)—6.3%
Hana Financial Group, Inc.	19,016	616,352
Hansol Chemical Co., Ltd.	10,933	752,865
Hyundai Marine & Fire Insurance Co., Ltd.	22,490	554,327
KT&G Corp.	8,997	767,762
Macquarie Korea Infrastructure Fund	88,883	907,850
Samsung Electronics Co., Ltd.	37,789	1,538,780
Shinhan Financial Group Co., Ltd.	20,018	778,581
SK Holdings Co., Ltd.	3,070	617,770
SK Hynix, Inc.	17,563	1,056,404

		7,590,691

Malaysia—1.3%
Bermaz Auto Bhd.	1,098,400	707,016
Serba Dinamik Holdings Bhd.	842,400	822,456

		1,529,472

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

Mexico—2.6%
Grupo Aeroportuario del Centro Norte S.A.B de C.V.	123,900	$757,133
Grupo Financiero Banorte S.A.B de C.V., Class O	137,535	798,823
Prologis Property Mexico S.A. de C.V. REIT	380,746	792,884
Wal-Mart de Mexico S.A.B de C.V.	297,400	811,764

		3,160,604

Peru—1.4%
Credicorp Ltd.	3,300	755,403
Southern Copper Corp.	25,297	982,788

		1,738,191

Russian Federation—5.9%
Evraz PLC	95,882	811,865
Gazprom Neft PJSC ADR	32,985	1,024,514
Lukoil PJSC (c)(d)	14,961	1,258,818
Novatek PJSC GDR	4,596	974,352
Sberbank of Russia PJSC ADR	82,045	1,253,648
Tatneft PJSC (c)(d)	77,830	956,531
TCS Group Holding PLC GDR	43,044	843,662

		7,123,390

Singapore—4.1%
China Sunsine Chemical Holdings Ltd.	770,900	650,648
DBS Group Holdings Ltd.	70,900	1,361,993
Oversea-Chinese Banking Corp., Ltd.	126,500	1,067,053
Singapore Technologies Engineering Ltd.	258,800	792,647
United Overseas Bank Ltd.	57,300	1,107,731

		4,980,072

South Africa—5.8%
Bid Corp. Ltd.	27,853	606,521
FirstRand Ltd.	168,301	819,706
Mondi Ltd.	36,596	822,749
Naspers Ltd., Class N	5,461	1,321,835
Naspers Ltd., Class N ADR	24,100	1,167,163
Old Mutual Ltd.	510,854	769,127
Santam Ltd.	34,238	729,244
Standard Bank Group Ltd.	57,447	802,520

		7,038,865

Taiwan—8.3%
Chipbond Technology Corp.	388,000	756,588
Getac Technology Corp.	499,000	750,561
Merry Electronics Co., Ltd.	155,000	846,418
Novatek Microelectronics Corp.	117,000	652,876
Parade Technologies Ltd.	47,000	799,539
Taiwan High Speed Rail Corp.	595,000	875,914
Taiwan Semiconductor Manufacturing Co., Ltd.	193,178	1,477,498
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	28,069	1,099,463
Taiwan Union Technology Corp.	262,000	1,053,918
Tripod Technology Corp.	267,000	949,607
Wiwynn Corp.	64,133	730,979

		9,993,361

Thailand—1.5%
PTT PCL NVDR	518,300	825,324
Tisco Financial Group PCL NVDR	305,400	931,526

		1,756,850

United Arab Emirates—0.7%
Dubai Islamic Bank PJSC	643,172	900,853

	Shares	Value^

United States—4.9%
Activision Blizzard, Inc.	21,181	$999,743
Broadcom, Inc.	4,100	1,180,226
Citigroup, Inc.	11,400	798,342
Constellation Brands, Inc., Class A	4,700	925,618
East West Bancorp, Inc.	25,146	1,176,079
Monolithic Power Systems, Inc.	5,900	801,102

		5,881,110

Total Common Stock (cost—$105,411,439)		113,066,141

PREFERRED STOCK—5.0%

Brazil—3.0%
Banco do Estado do Rio Grande do Sul S.A., Class B	125,400	775,596
Itau Unibanco Holding S.A.	84,700	799,808
Itausa - Investimentos Itau S.A.	240,020	805,703
Petroleo Brasileiro S.A.	170,700	1,218,476

		3,599,583

Korea (Republic of)—2.0%
LG Household & Health Care Ltd.	1,351	943,568
Samsung Electronics Co., Ltd.	45,158	1,497,636

		2,441,204

Total Preferred Stock (cost—$5,053,167)		6,040,787

Total Investments (cost—$110,464,606) (b)—98.7%		119,106,928

Other assets less liabilities—1.3%		1,572,280

Net Assets—100.0%		$120,679,208

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $1,384,719, representing 1.1% of net assets.

(b)	Securities with an aggregate value of $82,807,710, representing 68.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $2,215,349, representing 1.8% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

June 30, 2019 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	21.7%
Oil, Gas & Consumable Fuels	9.0%
Semiconductors & Semiconductor Equipment	6.5%
Insurance	6.2%
IT Services	4.4%
Technology Hardware, Storage & Peripherals	3.7%
Electronic Equipment, Instruments & Components	3.1%
Textiles, Apparel & Luxury Goods	2.9%
Transportation Infrastructure	2.7%
Internet & Direct Marketing Retail	2.5%
Tobacco	2.5%
Interactive Media & Services	2.3%
Beverages	2.3%
Real Estate Management & Development	1.8%
Machinery	1.6%
Metals & Mining	1.5%
Hotels, Restaurants & Leisure	1.5%
Personal Products	1.3%
Gas Utilities	1.3%
Specialty Retail	1.2%
Wireless Telecommunication Services	1.2%
Food & Staples Retailing	1.2%
Chemicals	1.2%
Construction Materials	1.1%
Road & Rail	1.0%
Media	1.0%
Electric Utilities	0.8%
Entertainment	0.8%
Household Durables	0.8%
Capital Markets	0.7%
Food Products	0.7%
Automobiles	0.7%
Paper & Forest Products	0.7%
Energy Equipment & Services	0.7%
Diversified Financial Services	0.7%
Equity Real Estate Investment Trusts (REITs)	0.7%
Aerospace & Defense	0.7%
Water Utilities	0.7%
Construction & Engineering	0.6%
Pharmaceuticals	0.6%
Auto Components	0.6%
Software	0.5%
Electrical Equipment	0.5%
Industrial Conglomerates	0.5%
Other assets less liabilities	1.3%

100.0%

Consolidated Schedule of Investments

AllianzGI PerformanceFee Managed Futures Strategy Fund

June 30, 2019 (unaudited)

	Principal Amount (000s)	Value^

U.S. TREASURY OBLIGATIONS—78.4%

U.S. Treasury Notes,
0.875%, 7/31/19	$3,600	$3,596,344
1.00%, 8/31/19	3,600	3,592,406
1.00%, 9/30/19	3,600	3,590,156
1.00%, 11/30/19	3,600	3,583,688
1.125%, 12/31/19	3,600	3,582,562
1.25%, 10/31/19	3,600	3,589,594
1.25%, 1/31/20	3,600	3,582,562

Total U.S. Treasury Obligations (cost—$25,092,320)		25,117,312

	Shares

MUTUAL FUND—4.3%
AllianzGI Short Duration High Income (a)(b) (cost—$1,386,458)	96,085	1,382,665

	Principal Amount (000s)	Value^

Repurchase Agreements—3.0%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $962,040; collateralized by U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25, valued at $984,262 including accrued interest (cost—$962,000)	$962	$962,000

Total Investments (cost—$27,440,778)—85.7%		27,461,977

Other assets less liabilities (c)—14.3%		4,569,396

Net Assets—100.0%		$32,031,373

Notes to Consolidated Schedule of Investments:

(a)	Affiliated security.
(b)	Class R6 share.

(c)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
10-Year Japanese Government	5	9/12/19	JPY	500,000		$7,135	$13,891
10-Year U.S. Treasury Note	125	9/19/19		$12,500		15,996	280,046
Aluminum†	37	7/17/19		1		1,648	(16,558)
Aluminum†	41	8/21/19		1		1,838	20,359
Aluminum†	2	9/18/19		—	(e)	90	(183)
Australia Government 10-Year Bond	58	9/16/19	AUD	5,800		5,849	53,713
Bovespa Index	10	8/14/19	BRL	—	(e)	265	8,768
Canada Government 10-Year Bond	59	9/19/19	CAD	5,900		6,440	46,196
Cocoa†	31	5/13/20		$—	(e)	767	(14,643)
Corn†	40	3/13/20		200		879	(45,658)
E-mini S&P 500 Index	18	9/20/19		1		2,650	33,227
Euro-BTP 10-Year Bond	17	9/6/19	EUR	1,700		2,596	97,986
Euro-Bund 10-Year Bond	13	9/6/19		1,300		2,553	26,888
Euro-OAT	13	9/6/19		1,300		2,437	39,009
FTSE 100 Index	13	9/20/19	GBP	—	(e)	1,216	9,961
FTSE China A50 Index	19	7/30/19		$—	(e)	257	617
FTSE/JSE Top 40 Index	9	9/19/19	ZAR	—	(e)	335	(1,230)
FTSE/MIB Index	4	9/20/19	EUR	—	(e)	481	8,433
Gold 100 Oz.†	10	12/27/19		$1		1,425	70,064
IBEX 35 Index	3	7/19/19	EUR	—	(e)	313	2,835
Japanese Yen	47	9/16/19		$59		5,482	24,706
Mini DAX European Index	11	9/20/19	EUR	—	(e)	775	15,803
MSCI Taiwan Index	8	7/30/19		$1		309	(938)
Nickel†	9	7/17/19		—	(e)	683	26,041
Nickel†	12	8/21/19		—	(e)	913	55,269
Nickel†	9	9/18/19		—	(e)	686	4,954
S&P/TSX 60 Index	5	9/19/19	CAD	1		746	3,124
SPI 200 Index	6	9/19/19	AUD	—	(e)	691	6,215
United Kingdom Government 10-Year Gilt	27	9/26/19	GBP	2,700		4,468	22,537

							$791,432

Consolidated Schedule of Investments

AllianzGI PerformanceFee Managed Futures Strategy Fund

June 30, 2019 (unaudited) (continued)

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Appreciation (Depreciation)
Short position contracts:
Aluminum†	(37)	7/17/19		$(1)	$(1,649)	$54,265
Aluminum†	(41)	8/21/19		(1)	(1,838)	15,709
Aluminum†	(31)	9/18/19		(1)	(1,395)	(30,429)
Arabica Coffee†	(5)	5/18/20		(188)	(223)	(21,882)
Australian Dollar	(11)	9/16/19		(1,100)	(774)	(13,679)
BIST 30 Index	(44)	8/29/19	TRY	(4)	(95)	(1,535)
Brent Crude†	(1)	9/30/19		$(1)	(64)	(683)
British Pound	(50)	9/16/19		(3,125)	(3,984)	(21,446)
Canadian Dollar	(4)	9/17/19		(400)	(306)	(6,691)
Cattle Feeder†	(17)	11/21/19		(850)	(1,163)	51,746
CBOE Volatility Index	(18)	8/21/19		(18)	(298)	4,870
Copper†	(9)	3/27/20		(225)	(613)	(2,161)
Cotton†	(47)	5/6/20		(2,350)	(1,585)	10,158
Euro Currency	(16)	9/16/19		(2,000)	(2,289)	(15,055)
KC HRW Wheat†	(11)	3/13/20		(55)	(278)	7,504
Lean Hogs†	(23)	12/13/19		(920)	(655)	3,580
Live Cattle†	(27)	2/28/20		(1,080)	(1,233)	3,355
Low Sulphur Casoil†	(3)	9/12/19		(—)(e )	(180)	(9,458)
Natural Gas†	(38)	9/26/19		(380)	(878)	(5,428)
New Zealand Dollar	(7)	9/16/19		(700)	(471)	(12,499)
Nickel†	(9)	7/17/19		(—)(e )	(683)	(27,262)
Nickel†	(12)	8/21/19		(—)(e )	(913)	(50,608)
Nickel†	(8)	9/18/19		(—)(e )	(610)	(38,147)
Platinum†	(8)	1/29/20		(—)(e )	(338)	(8,866)
Silver†	(2)	3/27/20		(10)	(156)	1,515
Soybean†	(2)	11/14/19		(10)	(92)	182
Sugar No. 11†	(10)	6/30/20		(1,120)	(153)	(588)
TOPIX Index	(4)	9/12/19	JPY	(40)	(575)	(5,211)
WTI Crude Oil†	(1)	9/20/19		$(1)	(58)	(5,753)

						$(124,497)

						$666,935

†	All or a portion of this security is owned by AllianzGI PerformanceFee Managed Futures Strategy Offshore Fund Ltd., which is a wholly-owned subsidiary of the Fund.

Credit default swaps agreements outstanding at June 30, 2019:

Centrally cleared sell protection swap agreements(1):

Broker (Exchange)/ Referenced Debt Issuer	Notional Amount (000s)(3)	Implied Credit Spread(2)	Termination Date	Fixed Deal Received	Payment Frequency	Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation
Goldman Sachs (ICE):
CDX.EM.31 Index	$4,730	1.69%	6/20/24	1.00%	Quarterly	$(147,502)	$(164,180)	$16,678
CDX.NA.HY.32 Index	$3,615	3.25%	6/20/24	5.00%	Quarterly	278,770	258,217	20,553

						$131,268	$94,037	$37,231

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at June 30, 2019 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	At June 30, 2019, the Fund pledged $3,458,092 in cash as collateral for futures contracts and $1,000,037 in cash as collateral for swap contracts.
(e)	Notional amount rounds to less than 500.

Consolidated Schedule of Investments

AllianzGI PerformanceFee Managed Futures Strategy Fund

June 30, 2019 (unaudited) (continued)

Glossary:

BIST—Borsa Istanbul

CBOE—Chicago Board Options Exchange

CDX—Credit Derivatives Index

FTSE—Financial Times Stock Exchange

ICE—Intercontinental Exchange

JSE—Johannesburg Stock Exchange Limited

MSCI—Morgan Stanley Capital International

OAT—Obligations Assimilables du Trésor

TOPIX—Tokyo Stock Price Index

WTI—West Texas Intermediate

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

June 30, 2019 (unaudited)

	Shares	Value^

EXCHANGE-TRADED FUNDS—99.6%

iShares Core S&P 500 (a)(cost—$89,653,570)	320,146	$94,363,034

	Principal Amount (000s)

Repurchase Agreements—0.9%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $896,037; collateralized by U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25, valued at $915,592 including accrued interest (cost—$896,000)	$896	896,000

Total Options Purchased—0.6% (cost—$690,500) (b)(c)(d)		536,335

Value^

Total Investments, before options written (cost—$91,240,070)—101.1%	$95,795,369

Total Options Written—(0.7)% (premiums received—$1,137,290) (b)(c)(d)	(658,423)

Total Investments, net of options written (cost—$90,102,780)—100.4%	95,136,946

Other liabilities in excess of other assets—(0.4)%	(404,428)

Net Assets—100.0%	$94,732,518

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.

(d)	Exchange traded option contracts outstanding at June 30, 2019:

Options purchased contracts outstanding at June 30, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Call options:
E-mini S&P 500 Index	286.00 USD	7/3/19	4	$400	$3,690	$2,470	$1,220
E-mini S&P 500 Index	295.00 USD	7/3/19	2	200	440	1,070	(630)
E-mini S&P 500 Index	301.00 USD	7/3/19	11	1,100	220	1,888	(1,668)
E-mini S&P 500 Index	303.00 USD	7/3/19	11	1,100	66	1,855	(1,789)
E-mini S&P 500 Index	288.00 USD	7/5/19	10	1,000	7,585	4,675	2,910
E-mini S&P 500 Index	300.00 USD	7/5/19	11	1,100	561	1,962	(1,401)
E-mini S&P 500 Index	303.00 USD	7/5/19	11	1,100	132	1,514	(1,382)
E-mini S&P 500 Index	325.00 USD	7/5/19	99	9,900	99	355	(256)
E-mini S&P 500 Index	330.00 USD	7/5/19	159	15,900	159	412	(253)
E-mini S&P 500 Index	335.00 USD	7/5/19	159	15,900	159	571	(412)
E-mini S&P 500 Index	287.00 USD	7/10/19	4	400	3,494	1,946	1,548
E-mini S&P 500 Index	288.00 USD	7/10/19	9	900	7,245	4,238	3,007
E-mini S&P 500 Index	299.00 USD	7/10/19	15	1,500	1,613	2,274	(661)
E-mini S&P 500 Index	302.00 USD	7/10/19	11	1,100	440	1,646	(1,206)
E-mini S&P 500 Index	335.00 USD	7/10/19	67	6,700	67	241	(174)
E-mini S&P 500 Index	283.00 USD	7/12/19	3	300	3,770	2,095	1,675
E-mini S&P 500 Index	284.00 USD	7/12/19	4	400	4,684	2,282	2,402
E-mini S&P 500 Index	288.00 USD	7/12/19	7	700	5,810	3,593	2,217
E-mini S&P 500 Index	289.00 USD	7/12/19	12	1,200	8,964	5,671	3,293
E-mini S&P 500 Index	293.00 USD	7/12/19	15	1,500	6,607	2,483	4,124
E-mini S&P 500 Index	300.00 USD	7/12/19	55	5,500	5,307	8,117	(2,810)
E-mini S&P 500 Index	302.00 USD	7/12/19	11	1,100	583	1,998	(1,415)
E-mini S&P 500 Index	325.00 USD	7/12/19	228	22,800	342	818	(476)
E-mini S&P 500 Index	330.00 USD	7/12/19	211	21,100	211	546	(335)
E-mini S&P 500 Index	289.00 USD	7/17/19	3	300	2,343	1,601	742
E-mini S&P 500 Index	292.00 USD	7/17/19	10	1,000	5,495	4,376	1,119
E-mini S&P 500 Index	293.00 USD	7/17/19	11	1,100	5,258	4,242	1,016
E-mini S&P 500 Index	299.00 USD	7/17/19	15	1,500	2,340	1,884	456
E-mini S&P 500 Index	301.00 USD	7/17/19	11	1,100	1,034	2,108	(1,074)
E-mini S&P 500 Index	295.00 USD	7/19/19	10	1,000	3,740	4,436	(696)
E-mini S&P 500 Index	296.00 USD	7/19/19	23	2,300	7,279	5,560	1,719
E-mini S&P 500 Index	302.00 USD	7/19/19	11	1,100	935	1,888	(953)
E-mini S&P 500 Index	325.00 USD	7/19/19	64	6,400	128	322	(194)
E-mini S&P 500 Index	330.00 USD	7/19/19	193	19,300	290	583	(293)
E-mini S&P 500 Index	335.00 USD	7/19/19	268	26,800	402	1,136	(734)
E-mini S&P 500 Index	340.00 USD	7/19/19	60	6,000	60	251	(191)
E-mini S&P 500 Index	292.00 USD	7/24/19	49	4,900	29,841	23,283	6,558
E-mini S&P 500 Index	294.00 USD	7/24/19	15	1,500	7,072	2,738	4,334
E-mini S&P 500 Index	299.00 USD	7/24/19	3	300	615	791	(176)
E-mini S&P 500 Index	305.00 USD	7/24/19	11	1,100	534	1,315	(781)
E-mini S&P 500 Index	284.00 USD	7/26/19	3	300	3,840	1,774	2,066
E-mini S&P 500 Index	292.00 USD	7/26/19	21	2,100	13,366	10,491	2,875
E-mini S&P 500 Index	293.00 USD	7/26/19	12	1,200	6,798	5,731	1,067
E-mini S&P 500 Index	300.00 USD	7/26/19	27	2,700	5,062	2,580	2,482
E-mini S&P 500 Index	305.00 USD	7/26/19	11	1,100	644	1,844	(1,200)

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

June 30, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	330.00 USD	7/26/19	205	$20,500	$410	$829	$(419)
E-mini S&P 500 Index	335.00 USD	7/26/19	27	2,700	41	108	(67)
E-mini S&P 500 Index	299.00 USD	7/31/19	3	300	792	963	(171)
E-mini S&P 500 Index	307.00 USD	7/31/19	11	1,100	528	1,935	(1,407)
E-mini S&P 500 Index	330.00 USD	7/31/19	49	4,900	123	222	(99)
E-mini S&P 500 Index	300.00 USD	8/2/19	3	300	723	887	(164)
E-mini S&P 500 Index	306.00 USD	8/2/19	11	1,100	776	1,382	(606)
E-mini S&P 500 Index	340.00 USD	8/2/19	49	4,900	74	159	(85)
E-mini S&P 500 Index	293.00 USD	8/9/19	3	300	2,015	1,433	582
E-mini S&P 500 Index	301.00 USD	8/9/19	29	2,900	6,873	5,596	1,277
E-mini S&P 500 Index	292.00 USD	8/16/19	3	300	2,327	1,568	759
E-mini S&P 500 Index	302.00 USD	8/16/19	15	1,500	3,465	2,139	1,326
E-mini S&P 500 Index	297.00 USD	8/23/19	15	1,500	7,642	3,173	4,469
E-mini S&P 500 Index Flex	298.00 USD	7/1/19	4	400	129	653	(524)
E-mini S&P 500 Index Flex	283.00 USD	7/1/19	4	400	4,477	2,366	2,111
E-mini S&P 500 Index Flex	285.00 USD	7/1/19	4	400	3,696	2,121	1,575
E-mini S&P 500 Index Flex	296.00 USD	7/1/19	2	200	169	973	(804)
E-mini S&P 500 Index Flex	297.00 USD	7/1/19	11	1,100	592	2,712	(2,120)
E-mini S&P 500 Index Flex	304.00 USD	7/1/19	11	1,100	7	1,668	(1,661)
E-mini S&P 500 Index Flex	286.00 USD	7/8/19	4	400	3,561	2,046	1,515
E-mini S&P 500 Index Flex	289.00 USD	7/8/19	3	300	1,902	1,334	568
E-mini S&P 500 Index Flex	298.00 USD	7/8/19	54	5,400	5,305	11,857	(6,552)
E-mini S&P 500 Index Flex	300.00 USD	7/8/19	26	2,600	1,332	4,975	(3,643)
E-mini S&P 500 Index Flex	284.00 USD	7/15/19	4	400	4,509	2,254	2,255
E-mini S&P 500 Index Flex	296.00 USD	7/15/19	15	1,500	3,641	2,648	993
E-mini S&P 500 Index Flex	299.00 USD	7/15/19	3	300	370	590	(220)
E-mini S&P 500 Index Flex	302.00 USD	7/15/19	11	1,100	611	1,998	(1,387)
E-mini S&P 500 Index Flex	279.00 USD	7/22/19	4	400	6,489	1,807	4,682
E-mini S&P 500 Index Flex	295.00 USD	7/22/19	38	3,800	13,425	13,304	121
E-mini S&P 500 Index Flex	297.00 USD	7/22/19	15	1,500	3,757	2,049	1,708
E-mini S&P 500 Index Flex	299.00 USD	7/22/19	23	2,300	3,877	6,591	(2,714)
E-mini S&P 500 Index Flex	298.00 USD	7/29/19	4	400	1,063	1,449	(386)
E-mini S&P 500 Index Flex	283.00 USD	8/5/19	4	400	5,456	2,567	2,889
E-mini S&P 500 Index Flex	299.00 USD	8/5/19	22	2,200	6,121	3,555	2,566
E-mini S&P 500 Index Flex	306.00 USD	8/5/19	11	1,100	818	1,833	(1,015)
E-mini S&P 500 Index Flex	295.00 USD	8/7/19	8	800	3,953	3,417	536
E-mini S&P 500 Index Flex	303.00 USD	8/7/19	15	1,500	2,191	3,324	(1,133)
E-mini S&P 500 Index Flex	345.00 USD	8/7/19	36	3,600	6	93	(87)
E-mini S&P 500 Index Flex	292.00 USD	8/12/19	3	300	2,131	1,400	731
E-mini S&P 500 Index Flex	295.00 USD	8/12/19	15	1,500	7,818	3,923	3,895
E-mini S&P 500 Index Flex	300.00 USD	8/12/19	7	700	1,901	1,096	805
E-mini S&P 500 Index Flex	291.00 USD	8/14/19	3	300	2,360	1,486	874
E-mini S&P 500 Index Flex	295.00 USD	8/14/19	4	400	2,118	1,734	384
E-mini S&P 500 Index Flex	299.00 USD	8/14/19	15	1,500	4,833	3,279	1,554
E-mini S&P 500 Index Flex	345.00 USD	8/14/19	36	3,600	19	93	(74)
E-mini S&P 500 Index Flex	295.00 USD	8/19/19	3	300	1,690	1,535	155
E-mini S&P 500 Index Flex	298.00 USD	8/19/19	15	1,500	6,012	3,009	3,003
E-mini S&P 500 Index Flex	298.00 USD	8/21/19	3	300	1,248	1,523	(275)
E-mini S&P 500 Index Flex	300.00 USD	8/21/19	15	1,500	4,839	2,439	2,400
E-mini S&P 500 Index Flex	350.00 USD	8/21/19	27	2,700	13	178	(165)
E-mini S&P 500 Index Flex	295.00 USD	8/26/19	3	300	1,846	1,444	402
E-mini S&P 500 Index Flex	304.00 USD	8/26/19	15	1,500	3,007	2,198	809
E-mini S&P 500 Index Flex	345.00 USD	8/26/19	57	5,700	30	148	(118)
E-mini S&P 500 Index Flex	289.00 USD	9/3/19	15	1,500	15,855	4,149	11,706
E-mini S&P 500 Index Flex	300.00 USD	9/3/19	30	3,000	11,855	12,648	(793)
E-mini S&P 500 Index Flex	350.00 USD	9/3/19	60	6,000	35	395	(360)
E-mini S&P 500 Index Flex	296.00 USD	9/4/19	14	1,400	8,518	3,116	5,402
E-mini S&P 500 Index Flex	305.00 USD	9/4/19	27	2,700	5,616	6,881	(1,265)
E-mini S&P 500 Index Flex	350.00 USD	9/4/19	27	2,700	17	70	(53)
E-mini S&P 500 Index Flex	302.00 USD	9/6/19	14	1,400	4,550	2,823	1,727
E-mini S&P 500 Index Flex	304.00 USD	9/9/19	14	1,400	3,693	2,683	1,010
E-mini S&P 500 Index Flex	303.00 USD	9/11/19	7	700	2,156	1,271	885
E-mini S&P 500 Index Flex	303.00 USD	9/13/19	14	1,400	4,452	2,402	2,050
E-mini S&P 500 Index Flex	304.00 USD	9/16/19	15	1,500	4,424	2,561	1,863
E-mini S&P 500 Index Flex	307.00 USD	9/18/19	15	1,500	3,093	3,173	(80)

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

June 30, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index Flex	310.00 USD	9/23/19	15	$1,500	$2,218	$2,723	$(505)
E-mini S&P 500 Index Flex	350.00 USD	9/23/19	30	3,000	58	198	(140)
E-mini S&P 500 Index Flex	307.00 USD	9/25/19	15	1,500	3,446	2,199	1,247
E-mini S&P 500 Index Flex	345.00 USD	9/25/19	30	3,000	99	107	(8)
iPATH S&P 500 VIX Short-Term	32.00 USD	7/19/19	57	5,700	1,938	14,056	(12,118)
Russell 2000 Index	1,770.00 USD	7/19/19	4	400	70	85	(15)
Russell 2000 Index	1,850.00 USD	7/19/19	15	1,500	113	244	(131)
Russell 2000 Index	1,890.00 USD	7/19/19	8	800	40	170	(130)
Russell 2000 Index	1,950.00 USD	7/19/19	5	500	25	108	(83)
S&P 500 Index	3,200.00 USD	7/3/19	16	1,600	240	265	(25)
S&P 500 Index	3,350.00 USD	7/5/19	4	400	60	45	15
S&P 500 Index	3,350.00 USD	7/12/19	4	400	60	65	(5)
S&P 500 Index	3,275.00 USD	7/19/19	5	500	100	56	44
S&P 500 Index	3,600.00 USD	7/19/19	16	1,600	200	260	(60)

	Total call options				$375,366	$320,470	$54,896

Put options:
E-mini S&P 500 Index	285.00 USD	7/5/19	9	$900	$315	$4,141	$(3,826)
E-mini S&P 500 Index	288.00 USD	7/5/19	16	1,600	968	7,257	(6,289)
E-mini S&P 500 Index	290.00 USD	7/5/19	38	3,800	3,382	10,130	(6,748)
E-mini S&P 500 Index	294.00 USD	7/5/19	7	700	1,347	2,120	(773)
E-mini S&P 500 Index	285.00 USD	7/10/19	27	2,700	1,660	8,898	(7,238)
E-mini S&P 500 Index	288.00 USD	7/10/19	17	1,700	1,615	7,524	(5,909)
E-mini S&P 500 Index	295.00 USD	7/10/19	12	1,200	3,318	3,812	(494)
E-mini S&P 500 Index	288.00 USD	7/12/19	17	1,700	1,955	7,422	(5,467)
E-mini S&P 500 Index	289.00 USD	7/12/19	12	1,200	1,572	5,038	(3,466)
E-mini S&P 500 Index	290.00 USD	7/12/19	38	3,800	5,700	12,144	(6,444)
E-mini S&P 500 Index	295.00 USD	7/12/19	12	1,200	3,564	4,313	(749)
E-mini S&P 500 Index	289.00 USD	7/17/19	9	900	1,444	2,963	(1,519)
E-mini S&P 500 Index	293.00 USD	7/17/19	19	1,900	4,892	7,763	(2,871)
E-mini S&P 500 Index	292.00 USD	7/19/19	10	1,000	2,485	2,838	(353)
E-mini S&P 500 Index	293.00 USD	7/19/19	8	800	2,224	2,549	(325)
E-mini S&P 500 Index	292.00 USD	7/24/19	2	200	560	890	(330)
E-mini S&P 500 Index	292.00 USD	7/26/19	2	200	598	847	(249)
E-mini S&P 500 Index	293.00 USD	7/26/19	2	200	657	833	(176)
E-mini S&P 500 Index Flex	281.00 USD	7/1/19	9	900	21	226	(205)
E-mini S&P 500 Index Flex	297.00 USD	7/1/19	9	900	3,050	3,029	21
E-mini S&P 500 Index Flex	294.00 USD	7/8/19	12	1,200	3,072	3,127	(55)
E-mini S&P 500 Index Flex	286.00 USD	7/15/19	13	1,300	1,556	4,207	(2,651)
E-mini S&P 500 Index Flex	290.00 USD	7/22/19	9	900	2,198	2,184	14
E-mini S&P 500 Index Flex	294.00 USD	7/22/19	15	1,500	5,555	5,874	(319)
S&P 500 Index	2,600.00 USD	7/19/19	2	200	305	391	(86)
S&P 500 Index	2,775.00 USD	7/19/19	3	300	1,935	3,716	(1,781)
S&P 500 Index	2,795.00 USD	7/19/19	2	200	1,400	2,195	(795)
S&P 500 Index	2,800.00 USD	7/19/19	1	100	740	897	(157)
S&P 500 Index	2,510.00 USD	7/1/19	2	200	25	51	(26)
S&P 500 Index	2,650.00 USD	7/1/19	3	300	45	6,710	(6,665)
S&P 500 Index	2,665.00 USD	7/3/19	2	200	50	193	(143)
S&P 500 Index	2,850.00 USD	7/3/19	1	100	315	5,502	(5,187)
S&P 500 Index	2,525.00 USD	7/12/19	1	100	53	763	(710)
S&P 500 Index	1,700.00 USD	7/1/19	12	1,200	120	190	(70)
S&P 500 Index	1,850.00 USD	7/1/19	6	600	75	107	(32)
S&P 500 Index	2,425.00 USD	7/1/19	2	200	30	666	(636)
S&P 500 Index	2,500.00 USD	7/1/19	2	200	25	1,965	(1,940)
S&P 500 Index	2,560.00 USD	7/1/19	1	100	13	1,149	(1,136)
S&P 500 Index	2,570.00 USD	7/1/19	12	1,200	150	2,011	(1,861)
S&P 500 Index	2,580.00 USD	7/1/19	3	300	38	503	(465)
S&P 500 Index	2,690.00 USD	7/1/19	1	100	15	458	(443)
S&P 500 Index	2,725.00 USD	7/1/19	1	100	18	2,833	(2,815)
S&P 500 Index	2,850.00 USD	7/1/19	1	100	115	5,343	(5,228)
S&P 500 Index	1,700.00 USD	7/3/19	14	1,400	175	190	(15)
S&P 500 Index	1,800.00 USD	7/3/19	14	1,400	175	197	(22)
S&P 500 Index	1,850.00 USD	7/3/19	2	200	30	32	(2)
S&P 500 Index	2,500.00 USD	7/3/19	2	200	30	2,065	(2,035)
S&P 500 Index	2,570.00 USD	7/3/19	12	1,200	210	1,467	(1,257)

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

June 30, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,610.00 USD	7/3/19	1	$100	$20	$969	$(949)
S&P 500 Index	2,630.00 USD	7/3/19	3	300	60	272	(212)
S&P 500 Index	2,635.00 USD	7/3/19	3	300	68	2,854	(2,786)
S&P 500 Index	2,645.00 USD	7/3/19	3	300	68	233	(165)
S&P 500 Index	2,650.00 USD	7/3/19	3	300	68	389	(321)
S&P 500 Index	2,725.00 USD	7/3/19	1	100	48	2,953	(2,905)
S&P 500 Index	2,770.00 USD	7/3/19	1	100	80	1,231	(1,151)
S&P 500 Index	1,700.00 USD	7/5/19	2	200	30	33	(3)
S&P 500 Index	1,750.00 USD	7/5/19	8	800	120	130	(10)
S&P 500 Index	1,800.00 USD	7/5/19	30	3,000	450	479	(29)
S&P 500 Index	1,850.00 USD	7/5/19	4	400	60	65	(5)
S&P 500 Index	2,390.00 USD	7/5/19	3	300	38	1,090	(1,052)
S&P 500 Index	2,430.00 USD	7/5/19	2	200	30	471	(441)
S&P 500 Index	2,560.00 USD	7/5/19	6	600	120	812	(692)
S&P 500 Index	2,600.00 USD	7/5/19	6	600	150	11,698	(11,548)
S&P 500 Index	2,650.00 USD	7/5/19	3	300	120	4,415	(4,295)
S&P 500 Index	2,710.00 USD	7/5/19	3	300	195	2,878	(2,683)
S&P 500 Index	2,725.00 USD	7/5/19	1	100	75	3,013	(2,938)
S&P 500 Index	2,770.00 USD	7/5/19	1	100	122	1,175	(1,053)
S&P 500 Index	2,850.00 USD	7/5/19	1	100	440	5,573	(5,133)
S&P 500 Index	1,850.00 USD	7/8/19	56	5,600	840	1,084	(244)
S&P 500 Index	1,900.00 USD	7/8/19	8	800	120	128	(8)
S&P 500 Index	2,460.00 USD	7/8/19	2	200	35	325	(290)
S&P 500 Index	2,500.00 USD	7/8/19	2	200	40	399	(359)
S&P 500 Index	2,520.00 USD	7/8/19	2	200	45	161	(116)
S&P 500 Index	2,525.00 USD	7/8/19	1	100	23	703	(680)
S&P 500 Index	2,580.00 USD	7/8/19	6	600	195	850	(655)
S&P 500 Index	2,600.00 USD	7/8/19	6	600	225	814	(589)
S&P 500 Index	2,680.00 USD	7/8/19	4	400	290	5,609	(5,319)
S&P 500 Index	2,685.00 USD	7/8/19	3	300	225	3,458	(3,233)
S&P 500 Index	2,700.00 USD	7/8/19	1	100	85	2,850	(2,765)
S&P 500 Index	2,730.00 USD	7/8/19	1	100	110	1,218	(1,108)
S&P 500 Index	2,735.00 USD	7/8/19	3	300	352	2,852	(2,500)
S&P 500 Index	2,745.00 USD	7/8/19	1	100	130	724	(594)
S&P 500 Index	1,800.00 USD	7/10/19	10	1,000	125	116	9
S&P 500 Index	1,850.00 USD	7/10/19	24	2,400	300	278	22
S&P 500 Index	1,900.00 USD	7/10/19	16	1,600	200	257	(57)
S&P 500 Index	2,050.00 USD	7/10/19	4	400	50	65	(15)
S&P 500 Index	2,525.00 USD	7/10/19	1	100	35	753	(718)
S&P 500 Index	2,715.00 USD	7/10/19	3	300	442	2,887	(2,445)
S&P 500 Index	2,725.00 USD	7/10/19	3	300	487	2,872	(2,385)
S&P 500 Index	1,800.00 USD	7/12/19	48	4,800	600	596	4
S&P 500 Index	1,900.00 USD	7/12/19	2	200	25	32	(7)
S&P 500 Index	1,950.00 USD	7/12/19	4	400	50	65	(15)
S&P 500 Index	2,000.00 USD	7/12/19	2	200	25	33	(8)
S&P 500 Index	2,510.00 USD	7/12/19	2	200	95	437	(342)
S&P 500 Index	2,515.00 USD	7/12/19	3	300	150	710	(560)
S&P 500 Index	2,615.00 USD	7/12/19	6	600	570	1,282	(712)
S&P 500 Index	2,700.00 USD	7/12/19	1	100	185	3,186	(3,001)
S&P 500 Index	2,720.00 USD	7/12/19	5	500	1,112	4,879	(3,767)
S&P 500 Index	2,745.00 USD	7/12/19	6	600	1,725	8,296	(6,571)
S&P 500 Index	2,750.00 USD	7/12/19	3	300	915	4,208	(3,293)
S&P 500 Index	2,820.00 USD	7/12/19	2	200	1,330	2,108	(778)
S&P 500 Index	2,835.00 USD	7/12/19	2	200	1,590	1,853	(263)
S&P 500 Index	2,500.00 USD	7/15/19	2	200	105	335	(230)
S&P 500 Index	2,520.00 USD	7/15/19	3	300	180	641	(461)
S&P 500 Index	2,635.00 USD	7/15/19	6	600	780	987	(207)
S&P 500 Index	2,735.00 USD	7/15/19	6	600	1,815	5,337	(3,522)
S&P 500 Index	2,740.00 USD	7/15/19	9	900	2,880	11,927	(9,047)
S&P 500 Index	2,550.00 USD	7/17/19	2	200	190	371	(181)
S&P 500 Index	2,610.00 USD	7/17/19	6	600	840	1,191	(351)
S&P 500 Index	2,765.00 USD	7/17/19	12	1,200	6,180	10,931	(4,751)
S&P 500 Index	2,775.00 USD	7/17/19	1	100	565	1,157	(592)
S&P 500 Index	1,800.00 USD	7/19/19	1	100	13	12	1

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

June 30, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Index	1,850.00 USD	7/19/19	71	$7,100	$887	$805	$82
S&P 500 Index	1,900.00 USD	7/19/19	34	3,400	510	373	137
S&P 500 Index	1,930.00 USD	7/19/19	48	4,800	720	556	164
S&P 500 Index	1,975.00 USD	7/19/19	33	3,300	495	502	(7)
S&P 500 Index	1,980.00 USD	7/19/19	8	800	120	109	11
S&P 500 Index	2,025.00 USD	7/19/19	4	400	60	65	(5)
S&P 500 Index	2,050.00 USD	7/19/19	9	900	157	149	8
S&P 500 Index	2,515.00 USD	7/19/19	2	200	180	413	(233)
S&P 500 Index	2,540.00 USD	7/19/19	2	200	205	387	(182)
S&P 500 Index	2,560.00 USD	7/19/19	2	200	235	437	(202)
S&P 500 Index	2,570.00 USD	7/19/19	4	400	500	678	(178)
S&P 500 Index	2,610.00 USD	7/19/19	11	1,100	1,787	1,920	(133)
S&P 500 Index	2,745.00 USD	7/19/19	3	300	1,470	3,836	(2,366)
S&P 500 Index	2,790.00 USD	7/19/19	6	600	4,380	5,404	(1,024)
S&P 500 Index	2,805.00 USD	7/19/19	6	600	4,620	5,144	(524)
S&P 500 Index	1,800.00 USD	7/22/19	65	6,500	975	746	229
S&P 500 Index	1,900.00 USD	7/22/19	12	1,200	180	215	(35)
S&P 500 Index	2,570.00 USD	7/22/19	8	800	1,200	1,405	(205)
S&P 500 Index	2,790.00 USD	7/22/19	2	200	1,700	2,325	(625)
S&P 500 Index	2,795.00 USD	7/22/19	8	800	7,120	7,814	(694)
S&P 500 Index	2,800.00 USD	7/22/19	1	100	930	997	(67)
S&P 500 Index	2,805.00 USD	7/22/19	3	300	2,910	3,063	(153)
S&P 500 Index	1,800.00 USD	7/24/19	73	7,300	1,095	841	254
S&P 500 Index	2,550.00 USD	7/24/19	4	400	620	826	(206)
S&P 500 Index	2,755.00 USD	7/24/19	3	300	2,145	3,076	(931)
S&P 500 Index	2,770.00 USD	7/24/19	6	600	4,860	6,014	(1,154)
S&P 500 Index	2,780.00 USD	7/24/19	2	200	1,760	2,495	(735)
S&P 500 Index	2,925.00 USD	7/24/19	2	200	6,770	9,337	(2,567)
S&P 500 Index	1,700.00 USD	7/26/19	4	400	60	46	14
S&P 500 Index	1,750.00 USD	7/26/19	51	5,100	765	591	174
S&P 500 Index	1,800.00 USD	7/26/19	29	2,900	435	376	59
S&P 500 Index	1,850.00 USD	7/26/19	4	400	60	54	6
S&P 500 Index	1,900.00 USD	7/26/19	17	1,700	297	326	(29)
S&P 500 Index	2,550.00 USD	7/26/19	6	600	1,110	1,280	(170)
S&P 500 Index	2,750.00 USD	7/26/19	3	300	2,325	3,169	(844)
S&P 500 Index	2,765.00 USD	7/26/19	6	600	4,530	5,983	(1,453)
S&P 500 Index	2,780.00 USD	7/26/19	2	200	1,990	2,679	(689)
S&P 500 Index	2,785.00 USD	7/26/19	2	200	1,790	2,353	(563)
S&P 500 Index	2,795.00 USD	7/26/19	2	200	2,280	2,855	(575)
S&P 500 Index	2,780.00 USD	7/29/19	4	400	4,300	5,780	(1,480)
S&P 500 Index	2,785.00 USD	7/29/19	4	400	3,860	5,006	(1,146)
S&P 500 Index	1,750.00 USD	8/2/19	8	800	100	117	(17)
S&P 500 Index	1,625.00 USD	8/16/19	3	300	45	50	(5)

	Total put options				$160,969	$370,030	$(209,061)

	Total options purchased contracts				$536,335	$690,500	$(154,165)

Options written contracts outstanding at June 30, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
CBOE SPX Volatility Index	23.00 USD	7/3/19	(36)	$(3,600)	$(180)	$(2,103)	$1,923
CBOE SPX Volatility Index	25.00 USD	7/3/19	(63)	(6,300)	(472)	(4,002)	3,530
CBOE SPX Volatility Index	26.00 USD	7/17/19	(272)	(27,200)	(4,760)	(20,663)	15,903
CBOE SPX Volatility Index	27.00 USD	7/17/19	(57)	(5,700)	(855)	(3,215)	2,360
CBOE SPX Volatility Index	29.00 USD	7/17/19	(64)	(6,400)	(800)	(4,058)	3,258
CBOE Volatility Index	25.00 USD	8/21/19	(93)	(9,300)	(4,883)	(5,031)	148
CBOE Volatility Index	22.00 USD	7/3/19	(33)	(3,300)	(198)	(1,928)	1,730
CBOE Volatility Index	24.00 USD	7/3/19	(32)	(3,200)	(320)	(1,773)	1,453

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

June 30, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
CBOE Volatility Index	21.00 USD	7/10/19	(34)	$(3,400)	$(765)	$(2,326)	$1,561
CBOE Volatility Index	22.00 USD	7/10/19	(211)	(21,100)	(3,693)	(10,253)	6,560
CBOE Volatility Index	20.00 USD	7/17/19	(62)	(6,200)	(2,790)	(3,577)	787
CBOE Volatility Index	21.00 USD	7/17/19	(59)	(5,900)	(2,213)	(3,111)	898
CBOE Volatility Index	22.00 USD	7/17/19	(75)	(7,500)	(2,438)	(4,267)	1,829
CBOE Volatility Index	24.00 USD	7/17/19	(138)	(13,800)	(3,105)	(6,052)	2,947
CBOE Volatility Index	25.00 USD	7/17/19	(118)	(11,800)	(2,360)	(6,126)	3,766
CBOE Volatility Index	20.00 USD	7/24/19	(103)	(10,300)	(6,850)	(6,448)	(402)
CBOE Volatility Index	21.00 USD	7/24/19	(101)	(10,100)	(4,596)	(5,287)	691
CBOE Volatility Index	23.00 USD	7/24/19	(27)	(2,700)	(797)	(1,119)	322
CBOE Volatility Index	21.00 USD	7/31/19	(78)	(7,800)	(3,705)	(4,595)	890
CBOE Volatility Index	24.00 USD	8/21/19	(62)	(6,200)	(3,410)	(3,732)	322
CBOE Volatility Index	26.00 USD	8/21/19	(161)	(16,100)	(7,245)	(8,650)	1,405
CBOE Volatility Index	28.00 USD	8/21/19	(198)	(19,800)	(7,425)	(9,975)	2,550
CBOE Volatility Index	25.00 USD	9/18/19	(62)	(6,200)	(4,340)	(4,414)	74
CBOE Volatility Index	26.00 USD	9/18/19	(31)	(3,100)	(1,860)	(1,997)	137
CBOE Volatility Index	28.00 USD	9/18/19	(13)	(1,300)	(683)	(669)	(14)
E-mini S&P 500 Index	292.00 USD	7/3/19	(60)	(6,000)	(25,260)	(16,495)	(8,765)
E-mini S&P 500 Index	299.00 USD	7/3/19	(15)	(1,500)	(833)	(577)	(256)
E-mini S&P 500 Index	308.00 USD	7/3/19	(33)	(3,300)	(33)	(1,961)	1,928
E-mini S&P 500 Index	309.00 USD	7/3/19	(33)	(3,300)	(33)	(1,565)	1,532
E-mini S&P 500 Index	310.00 USD	7/3/19	(13)	(1,300)	(13)	(629)	616
E-mini S&P 500 Index	292.00 USD	7/5/19	(30)	(3,000)	(13,320)	(8,592)	(4,728)
E-mini S&P 500 Index	308.00 USD	7/5/19	(13)	(1,300)	(19)	(675)	656
E-mini S&P 500 Index	309.00 USD	7/5/19	(33)	(3,300)	(49)	(1,366)	1,317
E-mini S&P 500 Index	312.00 USD	7/5/19	(33)	(3,300)	(33)	(787)	754
E-mini S&P 500 Index	300.00 USD	7/10/19	(40)	(4,000)	(3,160)	(1,936)	(1,224)
E-mini S&P 500 Index	304.00 USD	7/10/19	(20)	(2,000)	(390)	(868)	478
E-mini S&P 500 Index	307.00 USD	7/10/19	(45)	(4,500)	(337)	(1,143)	806
E-mini S&P 500 Index	311.00 USD	7/10/19	(33)	(3,300)	(99)	(1,268)	1,169
E-mini S&P 500 Index	305.00 USD	7/12/19	(150)	(15,000)	(3,150)	(6,362)	3,212
E-mini S&P 500 Index	311.00 USD	7/12/19	(33)	(3,300)	(165)	(1,497)	1,332
E-mini S&P 500 Index	303.00 USD	7/17/19	(30)	(3,000)	(1,605)	(1,302)	(303)
E-mini S&P 500 Index	308.00 USD	7/17/19	(45)	(4,500)	(607)	(828)	221
E-mini S&P 500 Index	310.00 USD	7/17/19	(33)	(3,300)	(297)	(1,596)	1,299
E-mini S&P 500 Index	302.00 USD	7/24/19	(45)	(4,500)	(4,725)	(1,503)	(3,222)
E-mini S&P 500 Index	313.00 USD	7/31/19	(30)	(3,000)	(390)	(792)	402
E-mini S&P 500 Index	315.00 USD	8/2/19	(63)	(6,300)	(661)	(2,225)	1,564
E-mini S&P 500 Index	309.00 USD	8/9/19	(30)	(3,000)	(1,410)	(2,059)	649
E-mini S&P 500 Index	310.00 USD	8/9/19	(87)	(8,700)	(3,306)	(4,014)	708
E-mini S&P 500 Index	307.00 USD	8/16/19	(30)	(3,000)	(2,790)	(1,587)	(1,203)
E-mini S&P 500 Index	305.00 USD	8/23/19	(45)	(4,500)	(7,448)	(2,719)	(4,729)
E-mini S&P 500 Index Flex	295.00 USD	7/1/19	(30)	(3,000)	(3,754)	(7,003)	3,249
E-mini S&P 500 Index Flex	299.00 USD	7/1/19	(26)	(2,600)	(474)	(739)	265
E-mini S&P 500 Index Flex	303.00 USD	7/1/19	(88)	(8,800)	(113)	(2,940)	2,827
E-mini S&P 500 Index Flex	306.00 USD	7/1/19	(33)	(3,300)	(5)	(1,928)	1,923
E-mini S&P 500 Index Flex	310.00 USD	7/1/19	(13)	(1,300)	—	(447)	447
E-mini S&P 500 Index Flex	313.00 USD	7/1/19	(33)	(3,300)	—	(773)	773
E-mini S&P 500 Index Flex	312.00 USD	7/3/19	(33)	(3,300)	(2)	(1,103)	1,101
E-mini S&P 500 Index Flex	299.00 USD	7/8/19	(40)	(4,000)	(2,866)	(1,936)	(930)
E-mini S&P 500 Index Flex	302.00 USD	7/8/19	(108)	(10,800)	(2,750)	(9,117)	6,367
E-mini S&P 500 Index Flex	306.00 USD	7/8/19	(20)	(2,000)	(133)	(969)	836
E-mini S&P 500 Index Flex	309.00 USD	7/8/19	(78)	(7,800)	(195)	(2,777)	2,582
E-mini S&P 500 Index Flex	298.00 USD	7/15/19	(40)	(4,000)	(6,274)	(2,096)	(4,178)
E-mini S&P 500 Index Flex	305.00 USD	7/15/19	(45)	(4,500)	(1,108)	(1,054)	(54)
E-mini S&P 500 Index Flex	310.00 USD	7/15/19	(30)	(3,000)	(211)	(403)	192
E-mini S&P 500 Index Flex	311.00 USD	7/15/19	(33)	(3,300)	(182)	(1,497)	1,315
E-mini S&P 500 Index Flex	294.00 USD	7/22/19	(4)	(400)	(1,648)	(178)	(1,470)
E-mini S&P 500 Index Flex	302.00 USD	7/22/19	(61)	(6,100)	(5,203)	(3,563)	(1,640)
E-mini S&P 500 Index Flex	305.00 USD	7/22/19	(45)	(4,500)	(1,844)	(1,189)	(655)
E-mini S&P 500 Index Flex	309.00 USD	7/22/19	(115)	(11,500)	(1,912)	(5,683)	3,771
E-mini S&P 500 Index Flex	311.00 USD	7/22/19	(33)	(3,300)	(358)	(1,400)	1,042
E-mini S&P 500 Index Flex	312.00 USD	7/24/19	(30)	(3,000)	(290)	(403)	113

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

June 30, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index Flex	314.00 USD	7/24/19	(33)	$(3,300)	$(211)	$(1,267)	$1,056
E-mini S&P 500 Index Flex	314.00 USD	7/26/19	(33)	(3,300)	(313)	(1,267)	954
E-mini S&P 500 Index Flex	307.00 USD	7/29/19	(8)	(800)	(348)	(611)	263
E-mini S&P 500 Index Flex	316.00 USD	7/29/19	(36)	(3,600)	(295)	(1,526)	1,231
E-mini S&P 500 Index Flex	300.00 USD	8/5/19	(26)	(2,600)	(6,159)	(1,648)	(4,511)
E-mini S&P 500 Index Flex	309.00 USD	8/5/19	(44)	(4,400)	(1,771)	(1,294)	(477)
E-mini S&P 500 Index Flex	315.00 USD	8/5/19	(33)	(3,300)	(452)	(1,514)	1,062
E-mini S&P 500 Index Flex	308.00 USD	8/7/19	(80)	(8,000)	(4,245)	(3,672)	(573)
E-mini S&P 500 Index Flex	312.00 USD	8/7/19	(45)	(4,500)	(1,130)	(2,178)	1,048
E-mini S&P 500 Index Flex	304.00 USD	8/12/19	(45)	(4,500)	(6,311)	(2,854)	(3,457)
E-mini S&P 500 Index Flex	307.00 USD	8/12/19	(30)	(3,000)	(2,402)	(1,302)	(1,100)
E-mini S&P 500 Index Flex	309.00 USD	8/12/19	(21)	(2,100)	(1,160)	(597)	(563)
E-mini S&P 500 Index Flex	307.00 USD	8/14/19	(75)	(7,500)	(6,470)	(4,080)	(2,390)
E-mini S&P 500 Index Flex	309.00 USD	8/14/19	(40)	(4,000)	(2,416)	(1,737)	(679)
E-mini S&P 500 Index Flex	307.00 USD	8/19/19	(45)	(4,500)	(4,503)	(2,178)	(2,325)
E-mini S&P 500 Index Flex	310.00 USD	8/19/19	(30)	(3,000)	(1,757)	(1,602)	(155)
E-mini S&P 500 Index Flex	308.00 USD	8/21/19	(45)	(4,500)	(3,931)	(2,179)	(1,752)
E-mini S&P 500 Index Flex	313.00 USD	8/21/19	(30)	(3,000)	(1,096)	(1,837)	741
E-mini S&P 500 Index Flex	311.00 USD	8/26/19	(30)	(3,000)	(1,761)	(1,303)	(458)
E-mini S&P 500 Index Flex	313.00 USD	8/26/19	(45)	(4,500)	(1,896)	(1,503)	(393)
E-mini S&P 500 Index Flex	297.00 USD	9/3/19	(45)	(4,500)	(24,586)	(4,293)	(20,293)
E-mini S&P 500 Index Flex	312.00 USD	9/3/19	(60)	(6,000)	(3,912)	(4,764)	852
E-mini S&P 500 Index Flex	304.00 USD	9/4/19	(42)	(4,200)	(10,088)	(2,411)	(7,677)
E-mini S&P 500 Index Flex	314.00 USD	9/4/19	(54)	(5,400)	(2,690)	(3,694)	1,004
E-mini S&P 500 Index Flex	311.00 USD	9/6/19	(42)	(4,200)	(3,555)	(2,372)	(1,183)
E-mini S&P 500 Index Flex	312.00 USD	9/9/19	(42)	(4,200)	(3,321)	(2,369)	(952)
E-mini S&P 500 Index Flex	312.00 USD	9/11/19	(21)	(2,100)	(1,743)	(995)	(748)
E-mini S&P 500 Index Flex	311.00 USD	9/13/19	(42)	(4,200)	(4,299)	(2,243)	(2,056)
E-mini S&P 500 Index Flex	312.00 USD	9/16/19	(45)	(4,500)	(4,292)	(2,404)	(1,888)
E-mini S&P 500 Index Flex	316.00 USD	9/18/19	(45)	(4,500)	(2,577)	(2,584)	7
E-mini S&P 500 Index Flex	318.00 USD	9/23/19	(45)	(4,500)	(2,252)	(2,808)	556
E-mini S&P 500 Index Flex	316.00 USD	9/25/19	(45)	(4,500)	(2,998)	(1,953)	(1,045)
iPATH S&P 500 VIX Short-Term	35.00 USD	7/5/19	(14)	(1,400)	(77)	(720)	643
iPATH S&P 500 VIX Short-Term	36.00 USD	7/5/19	(14)	(1,400)	(63)	(748)	685
iPATH S&P 500 VIX Short-Term	38.00 USD	7/5/19	(13)	(1,300)	(45)	(681)	636
iPATH S&P 500 VIX Short-Term	39.00 USD	7/5/19	(13)	(1,300)	(45)	(785)	740
iPATH S&P 500 VIX Short-Term	42.00 USD	7/5/19	(12)	(1,200)	(30)	(714)	684
iPATH S&P 500 VIX Short-Term	35.50 USD	7/12/19	(15)	(1,500)	(150)	(591)	441
iPATH S&P 500 VIX Short-Term	36.00 USD	7/12/19	(45)	(4,500)	(450)	(2,144)	1,694
iPATH S&P 500 VIX Short-Term	36.50 USD	7/12/19	(15)	(1,500)	(135)	(726)	591
iPATH S&P 500 VIX Short-Term	33.00 USD	7/19/19	(16)	(1,600)	(448)	(599)	151
iPATH S&P 500 VIX Short-Term	34.00 USD	7/19/19	(46)	(4,600)	(1,081)	(1,762)	681
iPATH S&P 500 VIX Short-Term	35.00 USD	7/19/19	(92)	(9,200)	(1,886)	(5,911)	4,025
iPATH S&P 500 VIX Short-Term	42.00 USD	7/19/19	(57)	(5,700)	(484)	(5,381)	4,897
iPATH S&P 500 VIX Short-Term	34.00 USD	7/22/19	(16)	(1,600)	(569)	(567)	(2)
iPATH S&P 500 VIX Short-Term	34.00 USD	7/26/19	(16)	(1,600)	(608)	(639)	31
iPATH S&P 500 VIX Short-Term	34.50 USD	7/26/19	(32)	(3,200)	(992)	(1,261)	269
iPATH S&P 500 VIX Short-Term	35.00 USD	7/26/19	(16)	(1,600)	(456)	(641)	185
Nasdaq 100 Stock Index	7,975.00 USD	7/10/19	(1)	(100)	(1,320)	(1,957)	637
Nasdaq 100 Stock Index	8,000.00 USD	7/12/19	(1)	(100)	(1,320)	(1,988)	668
Nasdaq 100 Stock Index	8,350.00 USD	7/19/19	(3)	(300)	(405)	(10,359)	9,954
Russell 2000 Index	1,620.00 USD	7/12/19	(5)	(500)	(1,725)	(1,353)	(372)
Russell 2000 Index	1,620.00 USD	7/19/19	(6)	(600)	(3,270)	(2,464)	(806)
Russell 2000 Index	1,630.00 USD	7/19/19	(17)	(1,700)	(6,375)	(6,984)	609
Russell 2000 Index	1,680.00 USD	7/19/19	(8)	(800)	(600)	(3,387)	2,787
Russell 2000 Index	1,700.00 USD	7/19/19	(5)	(500)	(250)	(3,137)	2,887
Russell 2000 Index	1,640.00 USD	7/26/19	(5)	(500)	(2,150)	(1,442)	(708)
Russell 2000 Index	1,620.00 USD	7/31/19	(3)	(300)	(2,925)	(1,745)	(1,180)
Russell 2000 Index	1,630.00 USD	8/16/19	(3)	(300)	(3,600)	(2,167)	(1,433)
Russell 2000 Index	1,650.00 USD	8/16/19	(11)	(1,100)	(8,085)	(8,145)	60
S&P 500 Index	293.00 USD	7/5/19	(28)	(2,800)	(10,430)	(7,544)	(2,886)
S&P 500 Index	301.00 USD	7/5/19	(40)	(4,000)	(1,320)	(2,856)	1,536
S&P 500 Index	298.00 USD	7/12/19	(40)	(4,000)	(6,580)	(2,216)	(4,364)

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

June 30, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Index	301.00 USD	7/12/19	(45)	$(4,500)	$(3,240)	$(2,088)	$(1,152)
S&P 500 Index	305.00 USD	7/19/19	(45)	(4,500)	(1,710)	(1,098)	(612)
S&P 500 Index	311.00 USD	7/19/19	(33)	(3,300)	(313)	(1,430)	1,117
S&P 500 Index	3,050.00 USD	7/19/19	(5)	(500)	(1,413)	(2,138)	725
S&P 500 Index	3,060.00 USD	7/19/19	(8)	(800)	(1,720)	(4,219)	2,499
S&P 500 Index	3,100.00 USD	7/19/19	(8)	(800)	(680)	(5,579)	4,899
S&P 500 Index	3,125.00 USD	7/19/19	(8)	(800)	(460)	(3,790)	3,330
S&P 500 Index	299.00 USD	7/26/19	(30)	(3,000)	(6,855)	(1,752)	(5,103)
S&P 500 Index	316.00 USD	7/31/19	(33)	(3,300)	(264)	(1,499)	1,235
S&P 500 Index	3,060.00 USD	8/9/19	(6)	(600)	(4,680)	(5,018)	338
S&P 500 Index	311.00 USD	8/16/19	(45)	(4,500)	(1,845)	(1,503)	(342)

	Total call options				$(366,192)	$(417,682)	$51,490

Put options:
E-mini S&P 500 Index	286.00 USD	7/3/19	(30)	$(3,000)	$(885)	$(3,012)	$2,127
E-mini S&P 500 Index	292.00 USD	7/3/19	(30)	(3,000)	(3,270)	(7,992)	4,722
E-mini S&P 500 Index	283.00 USD	7/5/19	(38)	(3,800)	(950)	(4,272)	3,322
E-mini S&P 500 Index	286.00 USD	7/5/19	(9)	(900)	(374)	(967)	593
E-mini S&P 500 Index	292.00 USD	7/5/19	(30)	(3,000)	(3,930)	(7,122)	3,192
E-mini S&P 500 Index	293.00 USD	7/5/19	(30)	(3,000)	(4,770)	(7,032)	2,262
E-mini S&P 500 Index	290.00 USD	7/10/19	(18)	(1,800)	(2,331)	(3,049)	718
E-mini S&P 500 Index	281.00 USD	7/12/19	(38)	(3,800)	(1,843)	(4,766)	2,923
E-mini S&P 500 Index	286.00 USD	7/12/19	(24)	(2,400)	(2,136)	(3,034)	898
E-mini S&P 500 Index Flex	289.00 USD	7/1/19	(18)	(1,800)	(634)	(1,501)	867
E-mini S&P 500 Index Flex	290.00 USD	7/1/19	(30)	(3,000)	(1,460)	(2,622)	1,162
E-mini S&P 500 Index Flex	286.00 USD	7/22/19	(30)	(3,000)	(4,888)	(4,392)	(496)
S&P 500 Index	2,540.00 USD	7/1/19	(6)	(600)	(75)	(5,024)	4,949
S&P 500 Index	2,550.00 USD	7/1/19	(3)	(300)	(37)	(2,731)	2,694
S&P 500 Index	2,615.00 USD	7/1/19	(1)	(100)	(12)	(1,861)	1,849
S&P 500 Index	2,625.00 USD	7/1/19	(1)	(100)	(12)	(1,480)	1,468
S&P 500 Index	2,750.00 USD	7/1/19	(3)	(300)	(60)	(9,593)	9,533
S&P 500 Index	2,625.00 USD	7/3/19	(1)	(100)	(20)	(1,847)	1,827
S&P 500 Index	2,660.00 USD	7/3/19	(3)	(300)	(75)	(1,150)	1,075
S&P 500 Index	2,690.00 USD	7/3/19	(3)	(300)	(105)	(4,829)	4,724
S&P 500 Index	2,750.00 USD	7/3/19	(3)	(300)	(187)	(10,012)	9,825
S&P 500 Index	2,500.00 USD	7/5/19	(10)	(1,000)	(175)	(8,354)	8,179
S&P 500 Index	2,505.00 USD	7/5/19	(5)	(500)	(87)	(4,382)	4,295
S&P 500 Index	2,540.00 USD	7/5/19	(6)	(600)	(120)	(3,194)	3,074
S&P 500 Index	2,555.00 USD	7/5/19	(3)	(300)	(60)	(1,852)	1,792
S&P 500 Index	2,625.00 USD	7/5/19	(1)	(100)	(30)	(1,898)	1,868
S&P 500 Index	2,640.00 USD	7/5/19	(14)	(1,400)	(490)	(16,088)	15,598
S&P 500 Index	2,660.00 USD	7/5/19	(2)	(200)	(85)	(707)	622
S&P 500 Index	2,685.00 USD	7/5/19	(1)	(100)	(52)	(1,187)	1,135
S&P 500 Index	2,690.00 USD	7/5/19	(2)	(200)	(110)	(1,705)	1,595
S&P 500 Index	2,715.00 USD	7/5/19	(3)	(300)	(210)	(4,736)	4,526
S&P 500 Index	2,750.00 USD	7/5/19	(3)	(300)	(293)	(10,193)	9,900
S&P 500 Index	2,765.00 USD	7/5/19	(3)	(300)	(345)	(4,755)	4,410
S&P 500 Index	2,575.00 USD	7/8/19	(20)	(2,000)	(650)	(10,404)	9,754
S&P 500 Index	2,590.00 USD	7/8/19	(3)	(300)	(105)	(1,342)	1,237
S&P 500 Index	2,630.00 USD	7/8/19	(6)	(600)	(300)	(2,171)	1,871
S&P 500 Index	2,720.00 USD	7/8/19	(2)	(200)	(200)	(1,676)	1,476
S&P 500 Index	2,790.00 USD	7/8/19	(3)	(300)	(675)	(4,678)	4,003
S&P 500 Index	2,800.00 USD	7/8/19	(1)	(100)	(257)	(2,417)	2,160
S&P 500 Index	2,575.00 USD	7/10/19	(2)	(200)	(100)	(2,055)	1,955
S&P 500 Index	2,700.00 USD	7/10/19	(1)	(100)	(130)	(818)	688
S&P 500 Index	2,710.00 USD	7/10/19	(2)	(200)	(285)	(1,637)	1,352
S&P 500 Index	2,770.00 USD	7/10/19	(3)	(300)	(803)	(4,801)	3,998
S&P 500 Index	2,780.00 USD	7/10/19	(3)	(300)	(908)	(4,695)	3,787
S&P 500 Index	2,800.00 USD	7/10/19	(1)	(100)	(390)	(2,567)	2,177
S&P 500 Index	2,575.00 USD	7/12/19	(2)	(200)	(145)	(2,275)	2,130
S&P 500 Index	2,630.00 USD	7/12/19	(12)	(1,200)	(1,290)	(6,329)	5,039
S&P 500 Index	2,645.00 USD	7/12/19	(5)	(500)	(600)	(2,992)	2,392
S&P 500 Index	2,650.00 USD	7/12/19	(3)	(300)	(375)	(1,774)	1,399
S&P 500 Index	2,705.00 USD	7/12/19	(6)	(600)	(1,155)	(2,312)	1,157

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

June 30, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,775.00 USD	7/12/19	(11)	$(1,100)	$(4,400)	$(17,866)	$13,466
S&P 500 Index	2,800.00 USD	7/12/19	(1)	(100)	(525)	(2,691)	2,166
S&P 500 Index	2,630.00 USD	7/15/19	(12)	(1,200)	(1,500)	(6,209)	4,709
S&P 500 Index	2,640.00 USD	7/15/19	(3)	(300)	(405)	(1,540)	1,135
S&P 500 Index	2,645.00 USD	7/15/19	(5)	(500)	(700)	(2,937)	2,237
S&P 500 Index	2,790.00 USD	7/15/19	(6)	(600)	(3,210)	(8,887)	5,677
S&P 500 Index	2,660.00 USD	7/17/19	(3)	(300)	(600)	(1,240)	640
S&P 500 Index	2,820.00 USD	7/17/19	(12)	(1,200)	(10,560)	(17,841)	7,281
S&P 500 Index	2,520.00 USD	7/19/19	(11)	(1,100)	(1,018)	(15,053)	14,035
S&P 500 Index	2,525.00 USD	7/19/19	(2)	(200)	(190)	(2,549)	2,359
S&P 500 Index	2,530.00 USD	7/19/19	(5)	(500)	(488)	(7,428)	6,940
S&P 500 Index	2,595.00 USD	7/19/19	(2)	(200)	(295)	(2,498)	2,203
S&P 500 Index	2,620.00 USD	7/19/19	(8)	(800)	(1,400)	(11,752)	10,352
S&P 500 Index	2,630.00 USD	7/19/19	(6)	(600)	(1,125)	(2,852)	1,727
S&P 500 Index	2,645.00 USD	7/19/19	(3)	(300)	(630)	(1,663)	1,033
S&P 500 Index	2,655.00 USD	7/19/19	(6)	(600)	(1,365)	(2,642)	1,277
S&P 500 Index	2,670.00 USD	7/19/19	(3)	(300)	(765)	(1,504)	739
S&P 500 Index	2,675.00 USD	7/19/19	(3)	(300)	(795)	(1,306)	511
S&P 500 Index	2,690.00 USD	7/19/19	(6)	(600)	(3,060)	(2,546)	(514)
S&P 500 Index	2,705.00 USD	7/19/19	(3)	(300)	(1,530)	(1,203)	(327)
S&P 500 Index	2,750.00 USD	7/19/19	(6)	(600)	(3,060)	(3,166)	106
S&P 500 Index	2,845.00 USD	7/19/19	(6)	(600)	(7,140)	(8,698)	1,558
S&P 500 Index	2,860.00 USD	7/19/19	(5)	(500)	(6,900)	(6,946)	46
S&P 500 Index	2,675.00 USD	7/22/19	(6)	(600)	(1,920)	(2,894)	974
S&P 500 Index	2,680.00 USD	7/22/19	(3)	(300)	(990)	(1,213)	223
S&P 500 Index	2,690.00 USD	7/22/19	(12)	(1,200)	(4,320)	(4,862)	542
S&P 500 Index	2,700.00 USD	7/22/19	(3)	(300)	(1,170)	(1,210)	40
S&P 500 Index	2,850.00 USD	7/22/19	(6)	(600)	(8,940)	(9,021)	81
S&P 500 Index	2,660.00 USD	7/24/19	(3)	(300)	(990)	(1,360)	370
S&P 500 Index	2,675.00 USD	7/24/19	(3)	(300)	(1,110)	(1,546)	436
S&P 500 Index	2,725.00 USD	7/24/19	(2)	(200)	(1,110)	(1,648)	538
S&P 500 Index	2,730.00 USD	7/24/19	(2)	(200)	(1,160)	(1,646)	486
S&P 500 Index	2,810.00 USD	7/24/19	(3)	(300)	(3,435)	(4,868)	1,433
S&P 500 Index	2,825.00 USD	7/24/19	(6)	(600)	(7,890)	(9,662)	1,772
S&P 500 Index	2,850.00 USD	7/24/19	(4)	(400)	(6,600)	(9,842)	3,242
S&P 500 Index	2,490.00 USD	7/26/19	(3)	(300)	(398)	(3,962)	3,564
S&P 500 Index	2,540.00 USD	7/26/19	(4)	(400)	(700)	(3,298)	2,598
S&P 500 Index	2,545.00 USD	7/26/19	(5)	(500)	(900)	(6,506)	5,606
S&P 500 Index	2,560.00 USD	7/26/19	(5)	(500)	(988)	(3,393)	2,405
S&P 500 Index	2,580.00 USD	7/26/19	(8)	(800)	(1,800)	(5,179)	3,379
S&P 500 Index	2,660.00 USD	7/26/19	(3)	(300)	(1,155)	(1,549)	394
S&P 500 Index	2,670.00 USD	7/26/19	(6)	(600)	(2,130)	(2,726)	596
S&P 500 Index	2,675.00 USD	7/26/19	(9)	(900)	(3,960)	(4,966)	1,006
S&P 500 Index	2,685.00 USD	7/26/19	(6)	(600)	(2,820)	(2,888)	68
S&P 500 Index	2,730.00 USD	7/26/19	(2)	(200)	(1,340)	(1,647)	307
S&P 500 Index	2,805.00 USD	7/26/19	(1)	(100)	(1,240)	(1,639)	399
S&P 500 Index	2,820.00 USD	7/26/19	(6)	(600)	(7,230)	(9,380)	2,150
S&P 500 Index	2,660.00 USD	7/29/19	(12)	(1,200)	(5,100)	(6,761)	1,661
S&P 500 Index	2,670.00 USD	7/29/19	(12)	(1,200)	(4,680)	(5,933)	1,253
S&P 500 Index	2,470.00 USD	7/31/19	(2)	(200)	(315)	(2,578)	2,263
S&P 500 Index	2,480.00 USD	7/31/19	(1)	(100)	(165)	(1,768)	1,603
S&P 500 Index	2,500.00 USD	7/31/19	(2)	(200)	(365)	(2,658)	2,293
S&P 500 Index	2,525.00 USD	7/31/19	(1)	(100)	(212)	(1,738)	1,526
S&P 500 Index	2,600.00 USD	7/31/19	(2)	(200)	(680)	(3,038)	2,358
S&P 500 Index	2,620.00 USD	7/31/19	(3)	(300)	(1,155)	(4,475)	3,320
S&P 500 Index	2,630.00 USD	7/31/19	(1)	(100)	(415)	(1,494)	1,079
S&P 500 Index	2,440.00 USD	8/2/19	(2)	(200)	(305)	(2,698)	2,393
S&P 500 Index	2,520.00 USD	8/2/19	(2)	(200)	(475)	(2,538)	2,063
S&P 500 Index	2,555.00 USD	8/2/19	(2)	(200)	(585)	(2,398)	1,813
S&P 500 Index	2,575.00 USD	8/2/19	(2)	(200)	(660)	(2,278)	1,618
S&P 500 Index	2,665.00 USD	8/2/19	(5)	(500)	(2,975)	(3,762)	787
S&P 500 Index	2,595.00 USD	8/9/19	(2)	(200)	(980)	(2,690)	1,710
S&P 500 Index	2,600.00 USD	8/9/19	(5)	(500)	(2,525)	(3,827)	1,302
S&P 500 Index	2,605.00 USD	8/9/19	(4)	(400)	(2,080)	(5,060)	2,980
S&P 500 Index	2,610.00 USD	8/9/19	(2)	(200)	(1,070)	(2,498)	1,428
S&P 500 Index	2,620.00 USD	8/9/19	(2)	(200)	(1,150)	(2,489)	1,339
S&P 500 Index	2,685.00 USD	8/9/19	(5)	(500)	(4,325)	(4,392)	67

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

June 30, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,430.00 USD	8/16/19	(1)	$(100)	$(247)	$(1,778)	$1,531
S&P 500 Index	2,465.00 USD	8/16/19	(1)	(100)	(510)	(1,609)	1,099
S&P 500 Index	2,475.00 USD	8/16/19	(2)	(200)	(1,020)	(3,668)	2,648
S&P 500 Index	2,500.00 USD	8/16/19	(3)	(300)	(1,530)	(4,845)	3,315
S&P 500 Index	2,510.00 USD	8/16/19	(1)	(100)	(520)	(1,649)	1,129
S&P 500 Index	2,535.00 USD	8/16/19	(1)	(100)	(430)	(1,549)	1,119
S&P 500 Index	2,540.00 USD	8/16/19	(3)	(300)	(1,335)	(4,688)	3,353
S&P 500 Index	2,605.00 USD	8/16/19	(2)	(200)	(1,300)	(2,562)	1,262
S&P 500 Index	2,615.00 USD	8/16/19	(2)	(200)	(1,380)	(2,478)	1,098
S&P 500 Index	2,645.00 USD	8/16/19	(2)	(200)	(1,650)	(2,578)	928
S&P 500 Index	2,650.00 USD	8/16/19	(2)	(200)	(1,500)	(2,498)	998
S&P 500 Index	2,690.00 USD	8/16/19	(2)	(200)	(2,170)	(2,338)	168
S&P 500 Index	2,600.00 USD	8/23/19	(3)	(300)	(2,370)	(2,707)	337
S&P 500 Index	2,635.00 USD	8/23/19	(4)	(400)	(3,860)	(5,148)	1,288
S&P 500 Index	2,675.00 USD	8/23/19	(4)	(400)	(4,840)	(5,066)	226
S&P 500 Index	2,380.00 USD	8/30/19	(1)	(100)	(318)	(1,629)	1,311
S&P 500 Index	2,410.00 USD	8/30/19	(1)	(100)	(360)	(1,699)	1,339
S&P 500 Index	2,420.00 USD	8/30/19	(2)	(200)	(760)	(3,560)	2,800
S&P 500 Index	2,430.00 USD	8/30/19	(1)	(100)	(400)	(1,669)	1,269
S&P 500 Index	2,460.00 USD	8/30/19	(1)	(100)	(465)	(1,619)	1,154
S&P 500 Index	2,470.00 USD	8/30/19	(2)	(200)	(970)	(3,418)	2,448
S&P 500 Index	2,495.00 USD	8/30/19	(1)	(100)	(555)	(1,579)	1,024
S&P 500 Index	2,510.00 USD	8/30/19	(1)	(100)	(595)	(1,479)	884
S&P 500 Index	2,550.00 USD	8/30/19	(10)	(1,000)	(7,350)	(9,478)	2,128
S&P 500 Index	2,555.00 USD	8/30/19	(1)	(100)	(755)	(1,556)	801
S&P 500 Index	2,565.00 USD	8/30/19	(1)	(100)	(795)	(1,526)	731
S&P 500 Index	2,635.00 USD	8/30/19	(2)	(200)	(2,320)	(2,678)	358
S&P 500 Index	2,640.00 USD	8/30/19	(2)	(200)	(2,120)	(2,571)	451
S&P 500 Index	1,900.00 USD	9/20/19	(11)	(1,100)	(908)	(47,173)	46,265
S&P 500 Index	2,515.00 USD	9/20/19	(1)	(100)	(975)	(1,709)	734
S&P 500 Index	2,530.00 USD	9/20/19	(1)	(100)	(1,045)	(1,729)	684
S&P 500 Index	2,535.00 USD	9/20/19	(1)	(100)	(1,075)	(1,709)	634
S&P 500 Index	2,545.00 USD	9/20/19	(1)	(100)	(1,125)	(1,684)	559
S&P 500 Index	2,570.00 USD	9/20/19	(2)	(200)	(2,530)	(3,318)	788
S&P 500 Index	2,575.00 USD	9/20/19	(2)	(200)	(2,600)	(3,328)	728
S&P 500 Index	2,615.00 USD	9/20/19	(3)	(300)	(4,710)	(4,829)	119
S&P 500 Index	2,460.00 USD	9/30/19	(1)	(100)	(900)	(1,981)	1,081
S&P 500 Index	2,470.00 USD	9/30/19	(1)	(100)	(940)	(2,041)	1,101
S&P 500 Index	2,570.00 USD	9/30/19	(1)	(100)	(1,480)	(1,689)	209
S&P 500 Index	2,580.00 USD	9/30/19	(1)	(100)	(1,420)	(1,645)	225
S&P 500 Index	2,450.00 USD	10/18/19	(1)	(100)	(1,170)	(2,092)	922
S&P 500 Index	2,475.00 USD	10/18/19	(2)	(200)	(2,600)	(4,349)	1,749
S&P 500 Index	2,350.00 USD	10/31/19	(1)	(100)	(950)	(2,458)	1,508
S&P 500 Index	2,375.00 USD	10/31/19	(2)	(200)	(2,100)	(4,898)	2,798
S&P 500 Index	2,425.00 USD	10/31/19	(2)	(200)	(2,560)	(4,578)	2,018
S&P 500 Index	2,325.00 USD	11/15/19	(2)	(200)	(2,060)	(4,678)	2,618
S&P 500 Index	2,350.00 USD	11/15/19	(1)	(100)	(1,130)	(2,287)	1,157
S&P 500 Index	2,400.00 USD	11/15/19	(1)	(100)	(1,370)	(2,309)	939
S&P 500 Index	2,300.00 USD	11/29/19	(1)	(100)	(1,085)	(2,199)	1,114
S&P 500 Index	2,350.00 USD	11/29/19	(1)	(100)	(1,310)	(2,149)	839
S&P 500 Index	2,400.00 USD	11/29/19	(1)	(100)	(1,575)	(2,189)	614
S&P 500 Index	2,375.00 USD	12/20/19	(1)	(100)	(1,745)	(2,339)	594
S&P 500 Index	2,425.00 USD	12/20/19	(3)	(300)	(6,225)	(7,006)	781
S&P 500 Index	2,475.00 USD	12/20/19	(1)	(100)	(2,465)	(2,359)	(106)
S&P 500 Index	2,350.00 USD	12/31/19	(1)	(100)	(1,720)	(2,549)	829
S&P 500 Index	2,375.00 USD	12/31/19	(1)	(100)	(1,880)	(2,729)	849
S&P 500 Index	2,275.00 USD	1/17/20	(1)	(100)	(1,525)	(2,977)	1,452
S&P 500 Index	2,300.00 USD	1/17/20	(1)	(100)	(1,665)	(3,019)	1,354
S&P 500 Index	2,350.00 USD	1/17/20	(1)	(100)	(1,960)	(2,899)	939
S&P 500 Index	2,375.00 USD	1/17/20	(3)	(300)	(6,375)	(8,486)	2,111
S&P 500 Index	2,200.00 USD	3/31/20	(1)	(100)	(1,975)	(3,325)	1,350

	Total put options				$(292,231)	$(719,608)	$427,377

	Total options written contracts				$(658,423)	$(1,137,290)	$478,867

(e)	At June 30, 2019, the Fund pledged $482,088 in cash as collateral for options written.

Glossary:

CBOE—Chicago Board Options Exchange

VIX—Volatility Index

Schedule of Investments

AllianzGI PerformanceFee Structured US Fixed Income Fund

June 30, 2019 (unaudited)

	Shares	Value^

EXCHANGE-TRADED FUNDS—99.6%

iShares Core U.S. Aggregate Bond (a) (cost-$27,321,077)	250,516	$27,894,957

	Principal Amount (000s)

Repurchase Agreements—0.8%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $220,009; collateralized by U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25, valued at $228,898 including accrued interest (cost—$220,000)	$220	220,000

Value^

Total Options Purchased—0.0% (cost—$1,754) (b)(c)(d)	$1,680

Total Investments, before options written (cost—$27,542,831)—100.4%	28,116,637

Total Options Written—(0.2)% (premiums received—$153,283) (b)(c)(d)	(55,850)

Total Investments, net of options written (cost—$27,389,548)—100.2%	28,060,787

Other liabilities in excess of other assets—(0.2)%	(59,153)

Net Assets—100.0%	$28,001,634

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.

(d)	Exchange traded option contracts outstanding at June 30, 2019:

Options purchased contracts outstanding at June 30, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Put options:
S&P 500 Index	1,700.00 USD	7/1/19	1	$100	$10	$16	$(6)
S&P 500 Index	1,800.00 USD	7/1/19	20	2,000	250	225	25
S&P 500 Index	1,850.00 USD	7/1/19	1	100	12	16	(4)
S&P 500 Index	1,800.00 USD	7/3/19	1	100	12	16	(4)
S&P 500 Index	1,700.00 USD	7/5/19	5	500	75	158	(83)
S&P 500 Index	1,800.00 USD	7/5/19	11	1,100	165	179	(14)
S&P 500 Index	1,850.00 USD	7/5/19	1	100	15	16	(1)
S&P 500 Index	1,900.00 USD	7/8/19	1	100	15	16	(1)
S&P 500 Index	1,900.00 USD	7/10/19	2	200	25	32	(7)
S&P 500 Index	2,050.00 USD	7/10/19	1	100	13	17	(4)
S&P 500 Index	1,850.00 USD	7/12/19	20	2,000	250	225	25
S&P 500 Index	1,950.00 USD	7/12/19	1	100	13	17	(4)
S&P 500 Index	1,900.00 USD	7/19/19	15	1,500	225	168	57
S&P 500 Index	1,975.00 USD	7/19/19	4	400	60	66	(6)
S&P 500 Index	2,025.00 USD	7/19/19	1	100	15	16	(1)
S&P 500 Index	1,900.00 USD	7/22/19	3	300	45	54	(9)
S&P 500 Index	1,800.00 USD	7/26/19	1	100	15	16	(1)
S&P 500 Index	1,850.00 USD	7/26/19	31	3,100	465	501	(36)

Total options purchased contracts					$1,680	$1,754	$(74)

Options written contracts outstanding at June 30, 2019:
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
CBOE SPX Volatility Index	26.00 USD	7/17/19	(55)	$(5,500)	$(962)	$(4,587)	$3,625

Put options:
E-mini S&P 500 Index	252.00 USD	9/20/19	(6)	$(600)	$(549)	$(1,045)	$496
E-mini S&P 500 Index	253.00 USD	9/20/19	(6)	(600)	(579)	(1,039)	460
E-mini S&P 500 Index	254.00 USD	9/20/19	(6)	(600)	(603)	(1,037)	434
E-mini S&P 500 Index	257.00 USD	9/20/19	(12)	(1,200)	(1,398)	(1,987)	589
E-mini S&P 500 Index	258.00 USD	9/20/19	(12)	(1,200)	(1,464)	(2,041)	577
E-mini S&P 500 Index	262.00 USD	9/20/19	(12)	(1,200)	(1,776)	(1,983)	207

Schedule of Investments

AllianzGI PerformanceFee Structured US Fixed Income Fund

June 30, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	263.00 USD	9/20/19	(6)	$(600)	$(933)	$(1,031)	$98
E-mini S&P 500 Index	257.00 USD	9/30/19	(6)	(600)	(807)	(1,003)	196
E-mini S&P 500 Index	258.00 USD	9/30/19	(6)	(600)	(849)	(985)	136
E-mini S&P 500 Index	230.00 USD	11/29/19	(6)	(600)	(612)	(1,306)	694
E-mini S&P 500 Index	235.00 USD	11/29/19	(6)	(600)	(741)	(1,275)	534
E-mini S&P 500 Index	240.00 USD	11/29/19	(6)	(600)	(894)	(1,301)	407
E-mini S&P 500 Index	238.00 USD	12/20/19	(6)	(600)	(1,017)	(1,427)	410
E-mini S&P 500 Index	242.00 USD	12/20/19	(10)	(1,000)	(1,945)	(2,277)	332
E-mini S&P 500 Index	225.00 USD	3/20/20	(2)	(200)	(416)	(607)	191
E-mini S&P 500 Index	235.00 USD	3/20/20	(6)	(600)	(1,683)	(1,806)	123
E-mini S&P 500 Index	250.00 USD	8/30/19	(12)	(1,200)	(600)	(1,791)	1,191
E-mini S&P 500 Index	255.00 USD	8/30/19	(6)	(600)	(387)	(952)	565
E-mini S&P 500 Index	256.00 USD	8/30/19	(6)	(600)	(411)	(958)	547
E-mini S&P 500 Index	243.00 USD	12/20/19	(5)	(500)	(1,008)	(1,214)	206
E-mini S&P 500 Index	247.00 USD	12/20/19	(5)	(500)	(1,158)	(1,154)	(4)
E-mini S&P 500 Index	220.00 USD	3/20/20	(2)	(200)	(359)	(607)	248
E-mini S&P 500 Index	230.00 USD	3/20/20	(6)	(600)	(1,449)	(1,784)	335
S&P 500 Index	2,475.00 USD	7/5/19	(1)	(100)	(15)	(1,179)	1,164
S&P 500 Index	2,550.00 USD	7/5/19	(2)	(200)	(40)	(2,433)	2,393
S&P 500 Index	2,615.00 USD	7/5/19	(1)	(100)	(27)	(1,125)	1,098
S&P 500 Index	2,450.00 USD	7/12/19	(1)	(100)	(32)	(1,228)	1,196
S&P 500 Index	2,525.00 USD	7/12/19	(2)	(200)	(105)	(2,482)	2,377
S&P 500 Index	2,550.00 USD	7/12/19	(1)	(100)	(62)	(917)	855
S&P 500 Index	254.00 USD	7/19/19	(4)	(400)	(38)	(594)	556
S&P 500 Index	255.00 USD	7/19/19	(4)	(400)	(38)	(615)	577
S&P 500 Index	258.00 USD	7/19/19	(8)	(800)	(92)	(1,129)	1,037
S&P 500 Index	259.00 USD	7/19/19	(8)	(800)	(100)	(1,057)	957
S&P 500 Index	260.00 USD	7/19/19	(36)	(3,600)	(486)	(5,147)	4,661
S&P 500 Index	261.00 USD	7/19/19	(4)	(400)	(58)	(530)	472
S&P 500 Index	262.00 USD	7/19/19	(8)	(800)	(124)	(1,031)	907
S&P 500 Index	267.00 USD	7/19/19	(10)	(1,000)	(225)	(1,876)	1,651
S&P 500 Index	2,525.00 USD	7/19/19	(1)	(100)	(95)	(937)	842
S&P 500 Index	248.00 USD	7/31/19	(5)	(500)	(70)	(869)	799
S&P 500 Index	253.00 USD	7/31/19	(4)	(400)	(74)	(697)	623
S&P 500 Index	258.00 USD	7/31/19	(4)	(400)	(102)	(623)	521
S&P 500 Index	260.00 USD	7/31/19	(8)	(800)	(232)	(1,194)	962
S&P 500 Index	262.00 USD	7/31/19	(22)	(2,200)	(726)	(3,559)	2,833
S&P 500 Index	263.00 USD	7/31/19	(4)	(400)	(144)	(591)	447
S&P 500 Index	245.00 USD	8/16/19	(13)	(1,300)	(318)	(2,254)	1,936
S&P 500 Index	250.00 USD	8/16/19	(34)	(3,400)	(1,088)	(5,891)	4,803
S&P 500 Index	255.00 USD	8/16/19	(24)	(2,400)	(1,008)	(3,947)	2,939
S&P 500 Index	260.00 USD	8/16/19	(10)	(1,000)	(570)	(2,078)	1,508
S&P 500 Index	240.00 USD	8/30/19	(21)	(2,100)	(630)	(3,493)	2,863
S&P 500 Index	245.00 USD	8/30/19	(21)	(2,100)	(819)	(3,382)	2,563
S&P 500 Index	257.00 USD	8/30/19	(16)	(1,600)	(1,160)	(3,093)	1,933
S&P 500 Index	235.00 USD	9/20/19	(10)	(1,000)	(420)	(2,204)	1,784
S&P 500 Index	239.00 USD	9/20/19	(9)	(900)	(450)	(1,933)	1,483
S&P 500 Index	250.00 USD	9/20/19	(20)	(2,000)	(1,670)	(4,175)	2,505
S&P 500 Index	255.00 USD	9/20/19	(16)	(1,600)	(1,688)	(3,520)	1,832
S&P 500 Index	1,900.00 USD	9/20/19	(2)	(200)	(165)	(8,577)	8,412
S&P 500 Index	233.00 USD	9/30/19	(10)	(1,000)	(450)	(2,258)	1,808
S&P 500 Index	241.00 USD	9/30/19	(10)	(1,000)	(645)	(2,168)	1,523
S&P 500 Index	243.00 USD	9/30/19	(10)	(1,000)	(705)	(2,102)	1,397
S&P 500 Index	248.00 USD	9/30/19	(10)	(1,000)	(890)	(1,958)	1,068
S&P 500 Index	250.00 USD	9/30/19	(15)	(1,500)	(1,463)	(2,993)	1,530
S&P 500 Index	2,500.00 USD	10/18/19	(2)	(200)	(2,880)	(5,257)	2,377
S&P 500 Index	235.00 USD	10/31/19	(29)	(2,900)	(2,538)	(6,624)	4,086
S&P 500 Index	240.00 USD	10/31/19	(18)	(1,800)	(1,917)	(3,866)	1,949
S&P 500 Index	245.00 USD	10/31/19	(5)	(500)	(655)	(1,259)	604
S&P 500 Index	225.00 USD	12/20/19	(5)	(500)	(530)	(1,357)	827

Schedule of Investments

AllianzGI PerformanceFee Structured US Fixed Income Fund

June 30, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Index	230.00 USD	12/20/19	(5)	$(500)	$(635)	$(1,374)	$739
S&P 500 Index	225.00 USD	12/31/19	(5)	(500)	(578)	(1,444)	866
S&P 500 Index	228.00 USD	12/31/19	(2)	(200)	(256)	(539)	283
S&P 500 Index	230.00 USD	12/31/19	(8)	(800)	(1,096)	(2,180)	1,084
S&P 500 Index	231.00 USD	12/31/19	(4)	(400)	(566)	(1,125)	559
S&P 500 Index	235.00 USD	12/31/19	(14)	(1,400)	(2,296)	(3,945)	1,649
S&P 500 Index	236.00 USD	12/31/19	(2)	(200)	(339)	(537)	198
S&P 500 Index	240.00 USD	12/31/19	(10)	(1,000)	(1,940)	(2,740)	800

Total put options					$(54,888)	$(148,696)	$93,808

Total options written contracts					$(55,850)	$(153,283)	$97,433

(e)	At June 30, 2019, the Fund pledged $99,207 in cash as collateral for options written.

Glossary:

CBOE—Chicago Board Options Exchange

Schedule of Investments

AllianzGI Preferred Securities and Income Fund

June 30, 2019 (unaudited)

	Principal Amount (000s)	Value^

CORPORATE BONDS & NOTES—82.3%

Banks—45.3%
Bank of America Corp., 3 mo. LIBOR + 3.898%, Ser. AA (c)(d),
6.10%, 3/17/25	$505	$546,347
Bank of New York Mellon Corp., Ser. E, (converts to FRN on 6/20/20) (c)(d),
4.95%, 6/20/20	530	536,294
Citigroup, Inc., Ser. P, (converts to FRN on 5/15/25) (c)(d),
5.95%, 5/15/25	565	590,908
Citizens Financial Group, Inc., Ser. B, (converts to FRN on 7/6/23) (c)(d),
6.00%, 12/31/99	425	430,453
Fifth Third Bancorp, (converts to FRN on 6/30/23) (c)(d),
5.10%, 6/30/23	270	267,710
First Maryland Capital II, 3 mo. LIBOR + 0.850% (d),
3.429%, 2/1/27	698	641,348
HSBC Holdings PLC, 5 year USD ICE Swap + 3.705%, Ser. (c)(d),
6.375%, 9/17/24	645	668,036
Huntington Bancshares, Inc., Ser. E, (converts to FRN on 4/15/23) (c)(d),
5.70%, 12/31/99	390	392,229
JPMorgan Chase & Co., 3 mo. LIBOR + 0.950% (d),
3.526%, 2/2/37	940	768,450
KeyCorp, Ser. D, (converts to FRN on 9/15/26) (c)(d),
5.00%, 9/15/26	750	757,796
Lloyds Banking Group PLC, (converts to FRN on 9/27/25) (c)(d),
7.50%, 12/31/99	225	236,724
NTC Capital II, 3 mo. LIBOR + 0.590%, Ser. B (d),
3.187%, 4/15/27	415	383,494
PNC Financial Services Group, Inc., Ser. S, (converts to FRN on 11/1/26) (c)(d),
5.00%, 11/1/26	81	82,822
SunTrust Banks, Inc., Ser. H, (converts to FRN on 12/15/27) (c)(d),
5.125%, 12/15/27	205	201,351
U.S. Bancorp, Ser. J, (converts to FRN on 4/15/27) (c)(d),
5.30%, 4/15/27	700	732,381
Wells Fargo & Co., Ser. S, (converts to FRN on 6/15/24) (c)(d),
5.90%, 6/15/24	450	472,898
Wells Fargo Capital X,
5.95%, 12/15/36	125	149,576

		7,858,817

Diversified Financial Services—5.1%
American Express Co., Ser. C, (converts to FRN on 3/15/20) (c)(d),
4.90%, 3/15/20	285	282,701
Capital One Financial Corp., Ser. E, (converts to FRN on 6/1/20) (c)(d),
5.55%, 6/1/20	240	243,548
Discover Financial Services, Ser. C, (converts to FRN on 10/30/27) (c)(d),
5.50%, 10/30/27	370	359,462

		885,711

	Principal Amount (000s)	Value^

Electric Utilities—4.9%
Emera, Inc., Ser. 16-A, (converts to FRN on 6/15/26) (d),
6.75%, 6/15/76	$330	$354,338
NextEra Energy Capital Holdings, Inc., (converts to FRN on 12/1/27) (d),
4.80%, 12/1/77	520	489,450

		843,788

Insurance—10.2%
Lincoln National Corp., 3 mo. USD-LIBOR + 2.358% (d),
4.883%, 5/17/66	330	270,497
MetLife, Inc.,
9.25%, 4/8/38 (a)(b)	215	302,129
10.75%, 8/1/39	325	517,156

Progressive Corp., Ser. B, (converts to FRN on 3/15/23) (c)(d),
5.375%, 12/31/99	250	256,354
Prudential Financial, Inc., (converts to FRN on 9/15/28) (d),
5.70%, 9/15/48	140	150,359
Voya Financial, Inc., (converts to FRN on 1/23/28) (d),
4.70%, 1/23/48	295	269,406

		1,765,901

Media—1.4%
NBCUniversal Enterprise, Inc. (a)(b)(c),
5.25%, 3/19/21	240	246,360

Mining—2.7%
BHP Billiton Finance USA Ltd., (converts to FRN on 10/20/25) (a)(b)(d),
6.75%, 10/19/75	415	473,792

Miscellaneous Manufacturing—5.2%
General Electric Co., Ser. D, (converts to FRN on 1/21/21) (c)(d),
5.00%, 1/21/21	940	903,387

Pipelines—6.1%
Plains All American Pipeline L.P., Ser. B, (converts to FRN on 11/15/22) (c)(d),
6.125%, 11/15/22	850	810,917
Transcanada Trust, Ser. 16-A, (converts to FRN on 8/15/26) (d),
5.875%, 8/15/76	235	241,668

		1,052,585

Transportation—1.4%
BNSF Funding Trust I, (converts to FRN on 1/15/26) (d),
6.613%, 12/15/55	220	242,000

Total Corporate Bonds & Notes (cost—$13,975,855)		14,272,341

Schedule of Investments

AllianzGI Preferred Securities and Income Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

PREFERRED STOCK—10.8%

Banks—6.3%
Bank of America Corp., Ser. HH (c)	9,804	$255,983
Citigroup Capital XIII (d)	8,270	228,169
Citizens Financial Group, Inc., Ser. D (c)(d)	7,765	208,102
Regions Financial Corp., Ser. C (c)(d)	8,760	226,446
Wells Fargo & Co., Ser. Q (c)(d)	7,028	184,555

		1,103,255

Equity Real Estate Investment Trusts (REITs)—2.0%
Public Storage, Ser. W (c)	13,956	346,667

Insurance—2.5%
Arch Capital Group Ltd., Ser. F (c)	17,448	432,362

Total Preferred Stock (cost—$1,783,825)		1,882,284

CONVERTIBLE PREFERRED STOCK (c)(d)—5.6%

Banks—5.6%
Regions Financial Corp., Ser. B, (converts to FRN on 9/15/24),
6.375%, 9/15/24	10,692	292,640
State Street Corp., Ser. G, (converts to FRN on 3/15/26),
5.35%, 3/15/26	7,415	196,127

	Shares	Value^

Synovus Financial Corp., Ser. D, (converts to FRN on 6/21/23),
6.30%	18,459	$475,688

Total Convertible Preferred Stock (cost—$949,540)		964,455

Total Investments (cost—$16,709,220)—98.7%		17,119,080

Other assets less liabilities (e)—1.3%		220,802

Net Assets—100.0%		$17,339,882

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $1,022,281, representing 5.9% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $1,022,281, representing 5.9% of net assets.

(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2019.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation
Long position contracts:
5-Year U.S. Treasury Note	2	9/30/19	$200	$236	$3,450

Credit default swaps agreements outstanding at June 30, 2019:

Centrally cleared buy protection swap agreements(1):

Broker (Exchange)/ Reference Debt Issuer	Notional Amount (000s)(3)	Implied Credit Spread(2)	Termination Date	Fixed Deal Pay Rate	Payment Frequency	Value(4)	Upfront Premiums Received	Unrealized Depreciation
Goldman Sachs (ICE):
CDX.NA.HY.32 Index	$520	3.25%	6/20/24	(5.00)%	Quarterly	$(40,134)	$(38,928)	$(1,206)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments

AllianzGI Preferred Securities and Income Fund

June 30, 2019 (unaudited) (continued)

(3)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at June 30, 2019 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	At June 30, 2019, the Fund pledged $69,449 in cash as collateral for futures contracts and $20,000 in cash as collateral for swap contracts.

Glossary:

CDX—Credit Derivatives Index

FRN—Floating Rate Note

ICE—Intercontinental Exchange

LIBOR—London Inter-Bank Offered Rate

Schedule of Investments

AllianzGI Short Duration High Income Fund

June 30, 2019 (unaudited)

	Principal Amount (000s)	Value^

CORPORATE BONDS & NOTES—83.9%

Advertising—1.4%
Lamar Media Corp.,
5.00%, 5/1/23	$14,803	$15,136,067
Outfront Media Capital LLC,
5.25%, 2/15/22	2,500	2,542,875

		17,678,942

Auto Components—0.2%
Goodyear Tire & Rubber Co.,
5.125%, 11/15/23	3,100	3,150,375

Auto Manufacturers—0.6%
Ford Motor Credit Co. LLC,
2.681%, 1/9/20	3,000	2,998,988
General Motors Financial Co., Inc., 3 mo. USD-LIBOR+ 0.930% (e),
3.527%, 4/13/20	4,000	4,013,277

		7,012,265

Banks—0.9%
CIT Group, Inc.,
5.00%, 8/15/22	10,722	11,365,320

Biotechnology—0.5%
Amgen, Inc.,
4.10%, 6/15/21	6,260	6,448,921

Coal—0.4%
Cloud Peak Energy Resources LLC (d),
12.00%, 11/1/21	40,020	5,402,700

Commercial Services—3.5%
APX Group, Inc. (a)(c),
8.50%, 11/1/24	8,000	7,650,000
Herc Holdings, Inc. (a)(c),
5.50%, 7/15/27	8,400	8,473,500
Herc Rentals, Inc. (a)(c),
7.50%, 6/1/22	9,050	9,399,330
7.75%, 6/1/24	18,279	19,362,945

		44,885,775

Computers—3.4%
Dell International LLC (a)(c),
7.125%, 6/15/24	23,837	25,165,423
NCR Corp.,
5.00%, 7/15/22	6,990	7,084,085
5.875%, 12/15/21	3,461	3,518,937
6.375%, 12/15/23	7,150	7,391,313

		43,159,758

Consumer Discretionary—0.7%
APX Group, Inc.,
7.875%, 12/1/22	9,795	9,439,931

Consumer Finance—2.0%
Prime Security Services Borrower LLC (a)(c),
9.25%, 5/15/23	24,185	25,444,434

Containers & Packaging—3.7%
Berry Global, Inc.,
6.00%, 10/15/22	13,010	13,302,725
Crown Americas LLC,
4.50%, 1/15/23	7,000	7,306,250
Reynolds Group Issuer, Inc.,
5.75%, 10/15/20	11,775	11,818,814
3 mo. LIBOR + 3.500%, 6.097%, 7/15/21 (a)(c)(e)	8,000	8,020,000
6.875%, 2/15/21	6,324	6,348,022

		46,795,811

	Principal Amount (000s)	Value^

Diversified Financial Services—3.2%
Aircastle Ltd.,
6.25%, 12/1/19	$4,125	$4,183,557
Ally Financial, Inc.,
8.00%, 3/15/20	17,996	18,648,355
Avolon Holdings Funding Ltd. (a)(c),
3.625%, 5/1/22	1,450	1,470,102
Fly Leasing Ltd.,
6.375%, 10/15/21	10,125	10,390,781
Park Aerospace Holdings Ltd. (a)(c),
5.25%, 8/15/22	6,000	6,348,660

		41,041,455

Electric Utilities—2.3%
AES Corp.,
4.00%, 3/15/21	2,000	2,040,000
4.875%, 5/15/23	5,000	5,100,200
Calpine Corp. (a)(c),
6.00%, 1/15/22	21,133	21,317,914

		28,458,114

Entertainment—0.9%
International Game Technology PLC (a)(c),
6.25%, 2/15/22	10,850	11,514,563

Environmental Services—1.1%
Clean Harbors, Inc.,
5.125%, 6/1/21	9,949	9,973,872
Stericycle, Inc. (a)(c),
5.375%, 7/15/24	3,200	3,338,000

		13,311,872

Equity Real Estate Investment Trusts (REITs)—3.1%
Equinix, Inc.,
5.375%, 4/1/23	35,784	36,589,140
Starwood Property Trust, Inc.,
3.625%, 2/1/21	2,000	2,000,000

		38,589,140

Food & Beverage—0.2%
Anheuser-Busch InBev Worldwide, Inc., 3 mo. LIBOR + 0.740% (e),
3.344%, 1/12/24	2,000	2,003,809

Food Service—0.6%
Aramark Services, Inc.,
5.125%, 1/15/24	7,555	7,781,650

Hand/Machine Tools—0.7%
Colfax Corp. (a)(c),
6.00%, 2/15/24	8,000	8,490,000

Healthcare-Products—0.9%
Fresenius U.S. Finance II, Inc. (a)(c),
4.25%, 2/1/21	7,795	7,993,807
Hill-Rom Holdings, Inc. (a)(c),
5.75%, 9/1/23	3,593	3,722,528

		11,716,335

Healthcare-Services—4.0%
DaVita, Inc.,
5.75%, 8/15/22	39,336	39,827,700
HCA, Inc.,
6.50%, 2/15/20	10,000	10,240,575

		50,068,275

Holding Companies-Diversified—1.1%
Nielsen Co. Luxembourg Sarl (a)(c),
5.50%, 10/1/21	13,848	13,934,550

Home Builders—3.9%
Brookfield Residential Properties, Inc. (a)(c),
6.50%, 12/15/20	12,088	12,118,220

Schedule of Investments

AllianzGI Short Duration High Income Fund

June 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

CalAtlantic Group, Inc.,
6.625%, 5/1/20	$3,000	$3,082,500
Lennar Corp.,
4.75%, 4/1/21	5,483	5,640,636
MDC Holdings, Inc.,
5.625%, 2/1/20	1,500	1,518,750
PulteGroup, Inc.,
4.25%, 3/1/21	12,356	12,634,010
TRI Pointe Group, Inc.,
4.875%, 7/1/21	13,599	13,938,975

		48,933,091

Household Products/Wares—0.1%
Central Garden & Pet Co.,
6.125%, 11/15/23	925	964,313

Industrial Conglomerates—1.3%
General Electric Co.,
4.625%, 1/7/21	4,343	4,468,154
4.65%, 10/17/21	12,000	12,508,972

		16,977,126

Lodging—1.7%
Choice Hotels International, Inc.,
5.70%, 8/28/20	10,135	10,489,725
MGM Resorts International,
6.625%, 12/15/21	2,500	2,706,250
Wynn Las Vegas LLC (a)(c),
5.50%, 3/1/25	8,000	8,282,400

		21,478,375

Machinery-Diversified—1.5%
CNH Industrial Capital LLC,
4.375%, 4/5/22	2,675	2,778,734
John Deere Capital Corp.,
2.15%, 9/8/22	3,450	3,450,323
3 mo. LIBOR + 0.240%, 2.676%, 3/12/21 (e)	2,000	2,000,011
2.875%, 3/12/21	6,000	6,070,399
3 mo. LIBOR + 0.480%, 2.933%, 9/8/22 (e)	5,000	5,015,655

		19,315,122

Media—7.2%
AMC Networks, Inc.,
4.75%, 12/15/22	3,899	3,957,719
CCO Holdings LLC,
5.25%, 9/30/22	20,215	20,558,150
Clear Channel Worldwide Holdings, Inc. (a)(c),
9.25%, 2/15/24	6,750	7,340,625
DISH DBS Corp.,
5.125%, 5/1/20	12,250	12,341,753
DISH DBS Corp.,
7.875%, 9/1/19	8,773	8,827,831
Nexstar Broadcasting, Inc.,
5.875%, 11/15/22	6,100	6,252,500
Quebecor Media, Inc.,
5.75%, 1/15/23	1,038	1,115,850
Sinclair Television Group, Inc.,
5.375%, 4/1/21	14,945	14,991,703
6.125%, 10/1/22	1,000	1,018,750
Sirius XM Radio, Inc. (a)(c),
6.00%, 7/15/24	4,000	4,126,000
Univision Communications, Inc. (a)(c),
6.75%, 9/15/22	10,434	10,649,253

		91,180,134

Miscellaneous Manufacturing—1.2%
LSB Industries, Inc. (a)(c),
9.625%, 5/1/23	15,100	15,439,750

	Principal Amount (000s)	Value^

Oil, Gas & Consumable Fuels—2.8%
Kinder Morgan Energy Partners L.P.,
6.50%, 4/1/20	$2,825	$2,914,168
Laredo Petroleum, Inc.,
5.625%, 1/15/22	6,912	6,445,440
Murphy Oil USA, Inc.,
6.00%, 8/15/23	6,751	6,961,969

Sunoco L.P.,
4.875%, 1/15/23	12,500	12,796,875
Tallgrass Energy Partners L.P. (a)(c),
4.75%, 10/1/23	6,000	6,105,120

		35,223,572

Pharmaceuticals—1.6%
Bausch Health Cos., Inc. (a)(c),
7.00%, 3/15/24	19,323	20,580,927

Pipelines—2.6%
Andeavor Logistics L.P.,
6.25%, 10/15/22	745	765,294
Kinder Morgan, Inc. (a)(c),
5.00%, 2/15/21	5,000	5,189,158
PBF Logistics L.P.,
6.875%, 5/15/23	9,412	9,753,185
Targa Resources Partners L.P.,
5.25%, 5/1/23	16,625	16,896,819

		32,604,456

Real Estate—5.4%
Iron Mountain, Inc.,
6.00%, 8/15/23	3,588	3,695,640
Newmark Group, Inc.,
6.125%, 11/15/23	10,000	10,584,048
Realogy Group LLC (a)(c),
4.875%, 6/1/23	3,500	3,167,500
5.25%, 12/1/21	33,635	32,457,775
SBA Communications Corp.,
4.875%, 7/15/22	18,167	18,416,796

		68,321,759

Retail—8.2%
1011778 BC ULC (a)(c),
4.625%, 1/15/22	6,000	6,015,000
Dollar Tree, Inc.,
3.70%, 5/15/23	5,000	5,192,795
GameStop Corp. (a)(c),
6.75%, 3/15/21	9,075	8,916,188
Group 1 Automotive, Inc. (a)(c),
5.25%, 12/15/23	2,523	2,595,536
Group 1 Automotive, Inc.,
5.00%, 6/1/22	3,140	3,183,175
KGA Escrow LLC (a)(c),
7.50%, 8/15/23	7,000	7,280,000
Michaels Stores, Inc. (a)(c),
5.875%, 12/15/20	11,580	11,603,449
Party City Holdings, Inc. (a)(c),
6.125%, 8/15/23	34,159	34,500,590
Penske Automotive Group, Inc.,
5.75%, 10/1/22	23,540	23,922,525

		103,209,258

Software—3.1%
First Data Corp. (a)(c),
5.375%, 8/15/23	14,500	14,779,125
5.75%, 1/15/24	23,201	23,897,030

		38,676,155

Schedule of Investments

AllianzGI Short Duration High Income Fund

June 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Telecommunications—7.3%
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	$15,830	$16,977,675
Level 3 Financing, Inc.,
5.375%, 8/15/22	4,170	4,185,638
Level 3 Parent LLC,
5.75%, 12/1/22	23,000	23,258,750
Sprint Communications, Inc. (a)(c),
7.00%, 3/1/20	5,750	5,908,125
T-Mobile USA, Inc.,
6.00%, 3/1/23	3,000	3,075,000
6.50%, 1/15/24	38,047	39,473,762

		92,878,950

Transportation—0.6%
XPO Logistics, Inc. (a)(c),
6.75%, 8/15/24	6,900	7,374,375

Total Corporate Bonds & Notes (cost—$1,090,018,360)		1,060,851,358

SENIOR LOANS (a)(b)—8.9%

Commercial Services & Supplies—5.6%
APX Group, Inc., 3 mo. LIBOR + 4.999%, 2018 Term Loan B,
7.332%, 4/1/24	31,745	30,395,909
Asurion LLC,
3 mo. LIBOR + 3.00%, 5.402%, 8/4/22, 2017 Term Loan B4	14,034	14,018,443
3 mo. LIBOR + 6.50%, 8.902%, 8/4/25, 2017 2nd Lien Term Loan	26,000	26,419,900

		70,834,252

Electric Utilities—0.2%
Calpine Corp., 3 mo. LIBOR + 2.750%, Term Loan B5,
4.83%, 1/15/24	2,992	2,980,852

Software—0.3%
First Data Corp., 1 mo. LIBOR + 2.250%, 2022 USD Term Loan,
4.404%, 7/8/22	4,173	4,172,766

Specialty Retail—2.8%
PetSmart, Inc., 1 mo. LIBOR + 3.000%, Term Loan B2,
6.67%, 3/11/22	35,628	34,775,856

Total Senior Loans (cost—$113,528,683)		112,763,726

	Principal Amount (000s)	Value^

Repurchase Agreements—9.2%
State Street Bank and Trust Co.,dated 6/28/19, 0.50%, due 7/1/19, proceeds $116,469,853; collateralized by U.S. Treasury Inflation Indexed Notes, 0.25%, due 1/15/25, valued at $118,798,123 including accrued interest (cost—$116,465,000)	$116,465	$116,465,000

Total Investments (cost—$1,320,012,043)—102.0%		1,290,080,084

Liabilities in excess of other assets—(2.0)%		(25,699,949)

Net Assets-100.0%		$1,264,380,135

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $542,735,628, representing 42.9% of net assets.
(b)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on June 30, 2019.

(c)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $429,971,902, representing 34.0% of net assets.

(d)	In default.
(e)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2019.

Glossary:

LIBOR—London Inter-Bank Offered Rate

Schedule of Investments

AllianzGI Short Term Bond Fund

June 30, 2019 (unaudited)

	Principal Amount (000s)	Value^

CORPORATE BONDS & NOTES—76.6%

Aerospace & Defense—1.3%
Raytheon Co.,
3.125%, 10/15/20	$100	$101,040

Banks—12.9%
Bank of America Corp.,
5.70%, 1/24/22	100	108,560
Barclays Bank PLC, 3 mo. USD-LIBOR + 0.460% (c),
3.041%, 1/11/21	100	99,803
Citigroup, Inc.,
4.50%, 1/14/22	100	105,197
Goldman Sachs Group, Inc.,
5.25%, 7/27/21	200	211,377
JPMorgan Chase & Co.,
4.40%, 7/22/20	100	102,248
Morgan Stanley,
5.50%, 7/28/21	200	212,416
5.625%, 9/23/19	75	75,526
PNC Financial Services Group, Inc.,
3.50%, 1/23/24	100	105,374

		1,020,501

Biotechnology—1.3%
Amgen, Inc.,
4.10%, 6/15/21	100	103,018

Chemicals—2.6%
Dow Chemical Co. (a)(b),
3.15%, 5/15/24	200	204,077

Commercial Services—3.8%
APX Group, Inc. (a)(b),
8.50%, 11/1/24	100	95,625
Herc Holdings, Inc. (a)(b),
5.50%, 7/15/27	100	100,875
Herc Rentals, Inc. (a)(b),
7.50%, 6/1/22	100	103,860

		300,360

Computers—4.6%
Dell International LLC (a)(b),
7.125%, 6/15/24	200	211,146
NCR Corp.,
5.875%, 12/15/21	50	50,837
6.375%, 12/15/23	100	103,375

		365,358

Consumer Discretionary—1.2%
APX Group, Inc.,
7.875%, 12/1/22	100	96,375

Consumer Finance—2.5%
Prime Security Services Borrower LLC (a)(b),
9.25%, 5/15/23	188	197,790

Containers & Packaging—1.3%
Reynolds Group Issuer, Inc., 3 mo. LIBOR + 3.500% (a)(b)(c),
6.097%, 7/15/21	100	100,250

Diversified Financial Services—6.2%
AerCap Ireland Capital DAC,
4.50%, 5/15/21	245	252,620
American Express Co.,
3.70%, 11/5/21	100	103,073
Avolon Holdings Funding Ltd. (a)(b),
3.625%, 5/1/22	50	50,693
Park Aerospace Holdings Ltd. (a)(b),
5.25%, 8/15/22	75	79,358

		485,744

	Principal Amount (000s)	Value^

Entertainment—1.3%
International Game Technology PLC (a)(b),
6.25%, 2/15/22	$100	$106,125

Environmental Services—2.0%
Stericycle, Inc. (a)(b),
5.375%, 7/15/24	50	52,156
Waste Management, Inc.,
4.75%, 6/30/20	100	102,547

		154,703

Equity Real Estate Investment Trusts (REITs)—2.6%
American Tower Corp.,
3.375%, 5/15/24	100	102,892
ERP Operating L.P.,
4.625%, 12/15/21	100	105,158

		208,050

Food & Beverage—1.2%
Anheuser-Busch InBev Finance, Inc.,
3.30%, 2/1/23	90	92,896

Hand/Machine Tools—1.3%
Colfax Corp. (a)(b),
6.00%, 2/15/24	100	106,125

Healthcare-Products—4.6%
Fresenius U.S. Finance II, Inc. (a)(b),
4.50%, 1/15/23	150	156,679
Medtronic, Inc.,
3.15%, 3/15/22	200	205,555

		362,234

Healthcare-Services—3.9%
CVS Health Corp.,
3.125%, 3/9/20	100	100,393
DaVita, Inc.,
5.75%, 8/15/22	100	101,250
HCA, Inc.,
6.50%, 2/15/20	100	102,406

		304,049

Industrial Conglomerates—2.2%
General Electric Co.,
4.625%, 1/7/21	68	69,960
4.65%, 10/17/21	100	104,241

		174,201

Lodging—1.3%
Marriott International, Inc.,
3.60%, 4/15/24	100	104,177

Machinery-Construction & Mining—1.3%
Caterpillar Financial Services Corp., 3 mo. USD-LIBOR + 0.350 (c),
2.822%, 12/7/20	100	100,261

Media—2.9%
Cox Communications, Inc. (a)(b),
3.25%, 12/15/22	100	102,143
DISH DBS Corp.,
7.875%, 9/1/19	100	100,625
Sinclair Television Group, Inc.,
6.125%, 10/1/22	25	25,469

		228,237

Oil, Gas & Consumable Fuels—3.9%
Kinder Morgan Energy Partners L.P.,
6.50%, 4/1/20	100	103,156
Occidental Petroleum Corp.,
4.10%, 2/1/21	100	102,275
Sabine Pass Liquefaction LLC,
5.625%, 2/1/21	100	103,883

		309,314

Schedule of Investments

AllianzGI Short Term Bond Fund

June 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Pharmaceuticals—2.6%
Bausch Health Cos., Inc. (a)(b),
7.00%, 3/15/24	$100	$106,510
Pfizer, Inc.,
3.00%, 9/15/21	100	102,107

		208,617

Real Estate—2.6%
Equinix, Inc.,
5.375%, 1/1/22	100	102,875
Newmark Group, Inc.,
6.125%, 11/15/23	100	105,840

		208,715

Retail—1.9%
Dollar Tree, Inc.,
3.70%, 5/15/23	50	51,928
GameStop Corp. (a)(b),
6.75%, 3/15/21	100	98,250

		150,178

Technology Hardware, Storage & Peripherals—1.3%
Apple, Inc., 3 mo. USD-LIBOR + 0.500% (c),
3.062%, 2/9/22	100	100,911

Telecommunications—2.0%
Sprint Spectrum Co. LLC (a)(b),
3.36%, 9/20/21	56	56,370
T-Mobile USA, Inc.,
6.00%, 3/1/23	100	102,500

		158,870

Total Corporate Bonds & Notes (cost—$5,942,863)		6,052,176

U.S. TREASURY OBLIGATIONS—13.4%

U.S. Treasury Notes,
2.00%, 1/31/20	50	49,985
2.50%, 5/31/20	100	100,445
2.50%, 6/30/20	100	100,531
2.625%, 7/31/20	100	100,742
3.125%, 5/15/21	100	102,453
3.375%, 11/15/19	150	150,692
3.625%, 8/15/19	250	250,449
3.625%, 2/15/20	200	201,875

Total U.S. Treasury Obligations (cost—$1,053,143)		1,057,172

	Principal Amount (000s)	Value^

U.S. GOVERNMENT AGENCY SECURITIES—5.2%

Federal Home Loan Banks,
2.875%, 9/11/20	$100	$101,077
3.00%, 9/10/21	100	102,582
3.125%, 9/9/22	100	104,149
Freddie Mac,
2.50%, 4/23/20	100	100,354

Total U.S. Government Agency Securities (cost—$400,048)		408,162

Repurchase Agreements—5.6%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $445,019; collateralized by U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25, valued at $457,796 including accrued interest (cost—$445,000)	445	445,000

Total Investments (cost—$7,841,054)—100.8%		7,962,510

Liabilities in excess of other assets—(0.8)%		(65,729)

Net Assets—100.0%		$7,896,781

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $1,928,032, representing 24.4% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $1,928,032, representing 24.4% of net assets.

(c)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2019.

Glossary:

LIBOR—London Inter-Bank Offered Rate

Schedule of Investments

AllianzGI Structured Return Fund

June 30, 2019 (unaudited)

	Shares	Value^

EXCHANGE-TRADED FUNDS—91.8%

iShares Core S&P 500 (a) (cost—$567,509,392)	2,086,000	$614,848,500

	Principal Amount (000s)

Repurchase Agreements—18.6%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $124,638,193; collateralized by U.S. Treasury Inflation Indexed Notes, 0.25%, due 1/15/25, valued at $127,129,617 including accrued interest (cost—$124,633,000)	$124,633	124,633,000

Total Options Purchased—0.9% (cost—$6,835,469) (b)(c)(d)		6,030,664

Value^

Total Investments, before options written (cost—$698,977,861)—111.3%	$745,512,164

Total Options Written—(12.1)% (premiums received—$72,439,759) (b)(c)(d)	(80,814,923)

Total Investments, net of options written (cost—$626,538,102)—99.2%	664,697,241

Other assets less other liabilities—0.8%	5,423,718

Net Assets—100.0%	$670,120,959

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.

(d)	Exchange traded option contracts outstanding at June 30, 2019:

Options purchased contracts outstanding at June 30, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Call options:
E-mini S&P 500 Index	286.00 USD	7/3/19	56	$5,600	$51,660	$34,585	$17,075
E-mini S&P 500 Index	295.00 USD	7/3/19	35	3,500	7,700	18,725	(11,025)
E-mini S&P 500 Index	303.00 USD	7/3/19	179	17,900	1,074	30,177	(29,103)
E-mini S&P 500 Index	288.00 USD	7/5/19	56	5,600	42,476	27,765	14,711
E-mini S&P 500 Index	293.00 USD	7/5/19	35	3,500	13,037	19,818	(6,781)
E-mini S&P 500 Index	303.00 USD	7/5/19	178	17,800	2,136	24,491	(22,355)
E-mini S&P 500 Index	325.00 USD	7/5/19	1,521	152,100	1,521	5,459	(3,938)
E-mini S&P 500 Index	330.00 USD	7/5/19	2,469	246,900	2,469	6,323	(3,854)
E-mini S&P 500 Index	335.00 USD	7/5/19	2,434	243,400	2,434	8,668	(6,234)
E-mini S&P 500 Index	287.00 USD	7/10/19	56	5,600	48,916	27,249	21,667
E-mini S&P 500 Index	288.00 USD	7/10/19	47	4,700	37,835	30,603	7,232
E-mini S&P 500 Index	299.00 USD	7/10/19	238	23,800	25,585	36,078	(10,493)
E-mini S&P 500 Index	335.00 USD	7/10/19	916	91,600	916	3,287	(2,371)
E-mini S&P 500 Index	283.00 USD	7/12/19	47	4,700	59,055	32,806	26,249
E-mini S&P 500 Index	284.00 USD	7/12/19	57	5,700	66,747	32,523	34,224
E-mini S&P 500 Index	293.00 USD	7/12/19	238	23,800	104,839	39,410	65,429
E-mini S&P 500 Index	300.00 USD	7/12/19	588	58,800	56,742	86,782	(30,040)
E-mini S&P 500 Index	325.00 USD	7/12/19	3,533	353,300	5,300	12,634	(7,334)
E-mini S&P 500 Index	330.00 USD	7/12/19	3,384	338,400	3,384	8,761	(5,377)
E-mini S&P 500 Index	289.00 USD	7/17/19	45	4,500	35,145	24,012	11,133
E-mini S&P 500 Index	299.00 USD	7/17/19	234	23,400	36,504	29,388	7,116
E-mini S&P 500 Index	301.00 USD	7/17/19	182	18,200	17,108	34,879	(17,771)
E-mini S&P 500 Index	296.00 USD	7/19/19	236	23,600	74,694	36,011	38,683
E-mini S&P 500 Index	302.00 USD	7/19/19	182	18,200	15,470	31,239	(15,769)
E-mini S&P 500 Index	325.00 USD	7/19/19	973	97,300	1,946	4,925	(2,979)
E-mini S&P 500 Index	330.00 USD	7/19/19	3,050	305,000	4,575	9,208	(4,633)
E-mini S&P 500 Index	335.00 USD	7/19/19	3,226	322,600	4,839	13,513	(8,674)
E-mini S&P 500 Index	340.00 USD	7/19/19	2,040	204,000	2,040	10,784	(8,744)
E-mini S&P 500 Index	294.00 USD	7/24/19	237	23,700	111,745	43,273	68,472
E-mini S&P 500 Index	299.00 USD	7/24/19	48	4,800	9,840	12,652	(2,812)
E-mini S&P 500 Index	305.00 USD	7/24/19	182	18,200	8,827	21,754	(12,927)
E-mini S&P 500 Index	284.00 USD	7/26/19	46	4,600	58,880	27,208	31,672
E-mini S&P 500 Index	300.00 USD	7/26/19	414	41,400	77,625	39,574	38,051
E-mini S&P 500 Index	305.00 USD	7/26/19	182	18,200	10,647	30,501	(19,854)
E-mini S&P 500 Index	330.00 USD	7/26/19	3,063	306,300	6,126	12,344	(6,218)

Schedule of Investments

AllianzGI Structured Return Fund

June 30, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	335.00 USD	7/26/19	414	$41,400	$621	$1,651	$(1,030)
E-mini S&P 500 Index	299.00 USD	7/31/19	48	4,800	12,672	15,404	(2,732)
E-mini S&P 500 Index	307.00 USD	7/31/19	179	17,900	8,592	31,479	(22,887)
E-mini S&P 500 Index	330.00 USD	7/31/19	792	79,200	1,980	3,579	(1,599)
E-mini S&P 500 Index	300.00 USD	8/2/19	48	4,800	11,568	14,188	(2,620)
E-mini S&P 500 Index	306.00 USD	8/2/19	179	17,900	12,620	22,481	(9,861)
E-mini S&P 500 Index	340.00 USD	8/2/19	790	79,000	1,185	2,559	(1,374)
E-mini S&P 500 Index	293.00 USD	8/9/19	44	4,400	29,546	21,005	8,541
E-mini S&P 500 Index	301.00 USD	8/9/19	467	46,700	110,679	90,038	20,641
E-mini S&P 500 Index	292.00 USD	8/16/19	44	4,400	34,122	22,994	11,128
E-mini S&P 500 Index	302.00 USD	8/16/19	234	23,400	54,054	33,366	20,688
E-mini S&P 500 Index	297.00 USD	8/23/19	237	23,700	120,751	50,146	70,605
E-mini S&P 500 Index Flex	283.00 USD	7/1/19	58	5,800	64,920	34,312	30,608
E-mini S&P 500 Index Flex	285.00 USD	7/1/19	66	6,600	60,980	34,997	25,983
E-mini S&P 500 Index Flex	296.00 USD	7/1/19	35	3,500	2,956	17,031	(14,075)
E-mini S&P 500 Index Flex	304.00 USD	7/1/19	179	17,900	114	27,134	(27,020)
E-mini S&P 500 Index Flex	286.00 USD	7/8/19	56	5,600	49,857	28,649	21,208
E-mini S&P 500 Index Flex	289.00 USD	7/8/19	47	4,700	29,790	32,951	(3,161)
E-mini S&P 500 Index Flex	298.00 USD	7/8/19	705	70,500	69,265	154,810	(85,545)
E-mini S&P 500 Index Flex	300.00 USD	7/8/19	237	23,700	12,137	43,036	(30,899)
E-mini S&P 500 Index Flex	284.00 USD	7/15/19	57	5,700	64,259	32,124	32,135
E-mini S&P 500 Index Flex	296.00 USD	7/15/19	237	23,700	57,535	41,851	15,684
E-mini S&P 500 Index Flex	299.00 USD	7/15/19	48	4,800	5,917	9,436	(3,519)
E-mini S&P 500 Index Flex	302.00 USD	7/15/19	182	18,200	10,112	33,059	(22,947)
E-mini S&P 500 Index Flex	279.00 USD	7/22/19	57	5,700	92,462	25,741	66,721
E-mini S&P 500 Index Flex	297.00 USD	7/22/19	235	23,500	58,864	32,098	26,766
E-mini S&P 500 Index Flex	299.00 USD	7/22/19	344	34,400	57,986	98,583	(40,597)
E-mini S&P 500 Index Flex	298.00 USD	7/29/19	61	6,100	16,215	22,102	(5,887)
E-mini S&P 500 Index Flex	283.00 USD	8/5/19	68	6,800	92,748	43,628	49,120
E-mini S&P 500 Index Flex	299.00 USD	8/5/19	378	37,800	105,172	61,080	44,092
E-mini S&P 500 Index Flex	306.00 USD	8/5/19	178	17,800	13,240	29,671	(16,431)
E-mini S&P 500 Index Flex	295.00 USD	8/7/19	118	11,800	58,307	50,199	8,108
E-mini S&P 500 Index Flex	303.00 USD	8/7/19	237	23,700	34,610	52,517	(17,907)
E-mini S&P 500 Index Flex	345.00 USD	8/7/19	567	56,700	96	1,468	(1,372)
E-mini S&P 500 Index Flex	292.00 USD	8/12/19	44	4,400	31,253	20,530	10,723
E-mini S&P 500 Index Flex	295.00 USD	8/12/19	238	23,800	124,053	62,258	61,795
E-mini S&P 500 Index Flex	300.00 USD	8/12/19	115	11,500	31,227	18,008	13,219
E-mini S&P 500 Index Flex	291.00 USD	8/14/19	44	4,400	34,610	21,791	12,819
E-mini S&P 500 Index Flex	295.00 USD	8/14/19	54	5,400	28,596	23,413	5,183
E-mini S&P 500 Index Flex	299.00 USD	8/14/19	237	23,700	76,362	51,805	24,557
E-mini S&P 500 Index Flex	345.00 USD	8/14/19	486	48,600	259	1,258	(999)
E-mini S&P 500 Index Flex	295.00 USD	8/19/19	44	4,400	24,786	22,509	2,277
E-mini S&P 500 Index Flex	298.00 USD	8/19/19	236	23,600	94,583	47,339	47,244
E-mini S&P 500 Index Flex	298.00 USD	8/21/19	44	4,400	18,305	22,334	(4,029)
E-mini S&P 500 Index Flex	300.00 USD	8/21/19	235	23,500	75,807	38,208	37,599
E-mini S&P 500 Index Flex	350.00 USD	8/21/19	396	39,600	197	2,609	(2,412)
E-mini S&P 500 Index Flex	295.00 USD	8/26/19	43	4,300	26,465	20,708	5,757
E-mini S&P 500 Index Flex	304.00 USD	8/26/19	226	22,600	45,312	33,129	12,183
E-mini S&P 500 Index Flex	345.00 USD	8/26/19	839	83,900	436	2,172	(1,736)
E-mini S&P 500 Index Flex	289.00 USD	9/3/19	241	24,100	254,735	66,658	188,077
E-mini S&P 500 Index Flex	300.00 USD	9/3/19	482	48,200	190,468	203,206	(12,738)
E-mini S&P 500 Index Flex	350.00 USD	9/3/19	964	96,400	564	6,352	(5,788)
E-mini S&P 500 Index Flex	296.00 USD	9/4/19	235	23,500	142,981	52,309	90,672
E-mini S&P 500 Index Flex	305.00 USD	9/4/19	460	46,000	95,684	117,240	(21,556)
E-mini S&P 500 Index Flex	350.00 USD	9/4/19	460	46,000	290	1,191	(901)
E-mini S&P 500 Index Flex	302.00 USD	9/6/19	230	23,000	74,746	46,366	28,380
E-mini S&P 500 Index Flex	304.00 USD	9/9/19	229	22,900	60,400	43,874	16,526
E-mini S&P 500 Index Flex	303.00 USD	9/11/19	115	11,500	35,423	20,883	14,540
E-mini S&P 500 Index Flex	303.00 USD	9/13/19	230	23,000	73,147	39,465	33,682
E-mini S&P 500 Index Flex	304.00 USD	9/16/19	230	23,000	67,839	39,274	28,565
E-mini S&P 500 Index Flex	307.00 USD	9/18/19	230	23,000	47,432	48,665	(1,233)
E-mini S&P 500 Index Flex	310.00 USD	9/23/19	230	23,000	34,016	41,766	(7,750)
E-mini S&P 500 Index Flex	350.00 USD	9/23/19	460	46,000	887	3,031	(2,144)

Schedule of Investments

AllianzGI Structured Return Fund

June 30, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index Flex	307.00 USD	9/25/19	226	$22,600	$51,914	$33,129	$18,785
E-mini S&P 500 Index Flex	345.00 USD	9/25/19	452	45,200	1,499	1,622	(123)
S&P 500 Index	3,500.00 USD	7/5/19	230	23,000	2,875	2,585	290
S&P 500 Index	3,200.00 USD	7/12/19	35	3,500	700	568	132
S&P 500 Index	3,400.00 USD	7/12/19	230	23,000	3,450	5,990	(2,540)
S&P 500 Index	3,300.00 USD	7/19/19	230	23,000	4,600	10,635	(6,035)
S&P 500 Index	3,400.00 USD	7/26/19	235	23,500	4,113	3,817	296
S&P 500 Index	3,300.00 USD	8/2/19	235	23,500	5,288	2,642	2,646
S&P 500 Index	3,300.00 USD	8/9/19	241	24,100	6,628	11,773	(5,145)
S&P 500 Index	3,350.00 USD	8/16/19	230	23,000	5,175	4,885	290
S&P 500 Index	3,400.00 USD	8/23/19	225	22,500	3,938	7,029	(3,091)
S&P 500 Index	3,400.00 USD	8/30/19	230	23,000	6,325	6,035	290

	Total call options				$4,153,137	$3,291,837	$861,300

Put options:
E-mini S&P 500 Index	294.00 USD	7/5/19	88	$8,800	$16,940	$26,655	$(9,715)
E-mini S&P 500 Index	295.00 USD	7/10/19	159	15,900	43,963	50,502	(6,539)
E-mini S&P 500 Index	295.00 USD	7/12/19	138	13,800	40,986	49,601	(8,615)
E-mini S&P 500 Index Flex	281.00 USD	7/1/19	114	11,400	264	2,861	(2,597)
E-mini S&P 500 Index Flex	297.00 USD	7/1/19	114	11,400	38,634	38,371	263
E-mini S&P 500 Index Flex	294.00 USD	7/8/19	151	15,100	38,652	39,349	(697)
E-mini S&P 500 Index Flex	294.00 USD	7/22/19	230	23,000	85,174	90,066	(4,892)
S&P 500 Index	2,600.00 USD	7/19/19	80	8,000	12,200	15,647	(3,447)
S&P 500 Index	2,775.00 USD	7/19/19	42	4,200	27,090	52,021	(24,931)
S&P 500 Index	2,795.00 USD	7/19/19	24	2,400	16,800	26,342	(9,542)
S&P 500 Index	2,800.00 USD	7/19/19	12	1,200	8,880	10,759	(1,879)
S&P 500 Index	2,750.00 USD	7/1/19	25	2,500	500	22,031	(21,531)
S&P 500 Index	2,660.00 USD	7/5/19	21	2,100	893	19,557	(18,664)
S&P 500 Index	2,575.00 USD	7/10/19	50	5,000	2,500	14,987	(12,487)
S&P 500 Index	2,550.00 USD	7/12/19	50	5,000	3,125	3,562	(437)
S&P 500 Index	2,800.00 USD	7/12/19	22	2,200	11,550	13,513	(1,963)
S&P 500 Index	2,560.00 USD	7/26/19	28	2,800	5,530	6,989	(1,459)
S&P 500 Index	1,700.00 USD	7/1/19	131	13,100	1,310	2,058	(748)
S&P 500 Index	1,850.00 USD	7/1/19	88	8,800	1,100	1,797	(697)
S&P 500 Index	2,560.00 USD	7/1/19	23	2,300	288	26,420	(26,132)
S&P 500 Index	2,600.00 USD	7/1/19	50	5,000	625	10,237	(9,612)
S&P 500 Index	2,760.00 USD	7/1/19	23	2,300	518	12,550	(12,032)
S&P 500 Index	2,870.00 USD	7/1/19	45	4,500	9,562	24,796	(15,234)
S&P 500 Index	1,700.00 USD	7/3/19	215	21,500	2,688	2,935	(247)
S&P 500 Index	1,800.00 USD	7/3/19	176	17,600	2,200	2,354	(154)
S&P 500 Index	1,850.00 USD	7/3/19	80	8,000	1,200	1,299	(99)
S&P 500 Index	1,900.00 USD	7/3/19	34	3,400	510	599	(89)
S&P 500 Index	2,425.00 USD	7/3/19	12	1,200	150	3,271	(3,121)
S&P 500 Index	2,570.00 USD	7/3/19	140	14,000	2,450	15,782	(13,332)
S&P 500 Index	2,610.00 USD	7/3/19	23	2,300	460	6,986	(6,526)
S&P 500 Index	2,635.00 USD	7/3/19	56	5,600	1,260	53,257	(51,997)
S&P 500 Index	2,650.00 USD	7/3/19	8	800	180	14,253	(14,073)
S&P 500 Index	2,655.00 USD	7/3/19	16	1,600	360	29,641	(29,281)
S&P 500 Index	2,780.00 USD	7/3/19	23	2,300	2,070	14,863	(12,793)
S&P 500 Index	2,795.00 USD	7/3/19	23	2,300	2,530	12,218	(9,688)
S&P 500 Index	1,700.00 USD	7/5/19	400	40,000	6,000	12,636	(6,636)
S&P 500 Index	1,750.00 USD	7/5/19	95	9,500	1,425	1,543	(118)
S&P 500 Index	1,800.00 USD	7/5/19	595	59,500	8,925	14,223	(5,298)
S&P 500 Index	1,850.00 USD	7/5/19	6	600	90	97	(7)
S&P 500 Index	1,900.00 USD	7/5/19	34	3,400	510	722	(212)
S&P 500 Index	2,200.00 USD	7/5/19	600	60,000	7,500	12,743	(5,243)
S&P 500 Index	2,500.00 USD	7/5/19	50	5,000	875	33,837	(32,962)
S&P 500 Index	2,560.00 USD	7/5/19	98	9,800	1,960	13,876	(11,916)
S&P 500 Index	2,675.00 USD	7/5/19	25	2,500	1,188	53,831	(52,643)
S&P 500 Index	2,680.00 USD	7/5/19	230	23,000	11,500	55,365	(43,865)
S&P 500 Index	2,710.00 USD	7/5/19	55	5,500	3,575	52,769	(49,194)
S&P 500 Index	2,810.00 USD	7/5/19	22	2,200	4,895	13,667	(8,772)
S&P 500 Index	2,820.00 USD	7/5/19	22	2,200	5,720	11,753	(6,033)
S&P 500 Index	2,860.00 USD	7/5/19	45	4,500	18,900	29,053	(10,153)

Schedule of Investments

AllianzGI Structured Return Fund

June 30, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Index	1,900.00 USD	7/8/19	74	$7,400	$1,110	$1,174	$(64)
S&P 500 Index	1,950.00 USD	7/8/19	32	3,200	480	520	(40)
S&P 500 Index	2,580.00 USD	7/8/19	110	11,000	3,575	15,575	(12,000)
S&P 500 Index	2,600.00 USD	7/8/19	130	13,000	4,875	29,359	(24,484)
S&P 500 Index	2,735.00 USD	7/8/19	54	5,400	6,345	51,346	(45,001)
S&P 500 Index	2,750.00 USD	7/8/19	25	2,500	3,375	34,156	(30,781)
S&P 500 Index	2,820.00 USD	7/8/19	22	2,200	7,700	11,363	(3,663)
S&P 500 Index	1,900.00 USD	7/10/19	212	21,200	2,650	3,305	(655)
S&P 500 Index	2,050.00 USD	7/10/19	6	600	75	97	(22)
S&P 500 Index	2,715.00 USD	7/10/19	55	5,500	8,112	52,938	(44,826)
S&P 500 Index	2,725.00 USD	7/10/19	79	7,900	12,837	77,605	(64,768)
S&P 500 Index	2,785.00 USD	7/10/19	23	2,300	7,417	14,063	(6,646)
S&P 500 Index	1,800.00 USD	7/12/19	530	53,000	6,625	21,507	(14,882)
S&P 500 Index	1,950.00 USD	7/12/19	6	600	75	97	(22)
S&P 500 Index	2,000.00 USD	7/12/19	600	60,000	7,500	12,743	(5,243)
S&P 500 Index	2,570.00 USD	7/12/19	230	23,000	14,375	20,985	(6,610)
S&P 500 Index	2,615.00 USD	7/12/19	68	6,800	6,460	14,524	(8,064)
S&P 500 Index	2,635.00 USD	7/12/19	68	6,800	7,480	11,736	(4,256)
S&P 500 Index	2,700.00 USD	7/12/19	25	2,500	4,625	86,131	(81,506)
S&P 500 Index	2,720.00 USD	7/12/19	174	17,400	38,715	172,449	(133,734)
S&P 500 Index	2,790.00 USD	7/12/19	23	2,300	10,810	14,954	(4,144)
S&P 500 Index	2,500.00 USD	7/15/19	27	2,700	1,418	4,525	(3,107)
S&P 500 Index	2,520.00 USD	7/15/19	36	3,600	2,160	7,689	(5,529)
S&P 500 Index	2,635.00 USD	7/15/19	98	9,800	12,740	16,130	(3,390)
S&P 500 Index	2,735.00 USD	7/15/19	87	8,700	26,317	77,386	(51,069)
S&P 500 Index	2,740.00 USD	7/15/19	123	12,300	39,360	162,186	(122,826)
S&P 500 Index	2,550.00 USD	7/17/19	28	2,800	2,660	5,196	(2,536)
S&P 500 Index	2,610.00 USD	7/17/19	98	9,800	13,720	19,462	(5,742)
S&P 500 Index	2,765.00 USD	7/17/19	172	17,200	88,580	156,684	(68,104)
S&P 500 Index	2,775.00 USD	7/17/19	14	1,400	7,910	16,195	(8,285)
S&P 500 Index	1,550.00 USD	7/19/19	200	20,000	2,500	3,248	(748)
S&P 500 Index	1,750.00 USD	7/19/19	230	23,000	2,875	11,655	(8,780)
S&P 500 Index	1,800.00 USD	7/19/19	15	1,500	188	174	14
S&P 500 Index	1,850.00 USD	7/19/19	437	43,700	5,462	4,844	618
S&P 500 Index	1,900.00 USD	7/19/19	470	47,000	7,050	5,139	1,911
S&P 500 Index	1,975.00 USD	7/19/19	240	24,000	3,600	3,440	160
S&P 500 Index	2,025.00 USD	7/19/19	6	600	90	97	(7)
S&P 500 Index	2,050.00 USD	7/19/19	108	10,800	1,890	1,792	98
S&P 500 Index	2,100.00 USD	7/19/19	750	75,000	9,375	12,442	(3,067)
S&P 500 Index	2,515.00 USD	7/19/19	29	2,900	2,610	5,991	(3,381)
S&P 500 Index	2,540.00 USD	7/19/19	21	2,100	2,153	4,066	(1,913)
S&P 500 Index	2,560.00 USD	7/19/19	43	4,300	5,052	9,399	(4,347)
S&P 500 Index	2,570.00 USD	7/19/19	43	4,300	5,375	7,292	(1,917)
S&P 500 Index	2,610.00 USD	7/19/19	136	13,600	22,100	23,744	(1,644)
S&P 500 Index	2,745.00 USD	7/19/19	57	5,700	27,930	72,880	(44,950)
S&P 500 Index	2,790.00 USD	7/19/19	85	8,500	62,050	76,551	(14,501)
S&P 500 Index	2,805.00 USD	7/19/19	97	9,700	74,690	82,765	(8,075)
S&P 500 Index	1,900.00 USD	7/22/19	18	1,800	270	322	(52)
S&P 500 Index	2,570.00 USD	7/22/19	122	12,200	18,300	21,422	(3,122)
S&P 500 Index	2,790.00 USD	7/22/19	24	2,400	20,400	27,902	(7,502)
S&P 500 Index	2,795.00 USD	7/22/19	119	11,900	105,910	117,191	(11,281)
S&P 500 Index	2,800.00 USD	7/22/19	12	1,200	11,160	11,959	(799)
S&P 500 Index	2,805.00 USD	7/22/19	46	4,600	44,620	46,891	(2,271)
S&P 500 Index	1,800.00 USD	7/24/19	168	16,800	2,520	1,834	686
S&P 500 Index	2,550.00 USD	7/24/19	61	6,100	9,455	12,602	(3,147)
S&P 500 Index	2,755.00 USD	7/24/19	54	5,400	38,610	55,361	(16,751)
S&P 500 Index	2,770.00 USD	7/24/19	86	8,600	69,660	86,202	(16,542)
S&P 500 Index	2,780.00 USD	7/24/19	34	3,400	29,920	42,418	(12,498)
S&P 500 Index	2,925.00 USD	7/24/19	37	3,700	125,245	172,738	(47,493)
S&P 500 Index	1,700.00 USD	7/26/19	235	23,500	3,525	7,156	(3,631)
S&P 500 Index	1,800.00 USD	7/26/19	397	39,700	5,955	4,956	999
S&P 500 Index	1,850.00 USD	7/26/19	38	3,800	570	585	(15)
S&P 500 Index	1,900.00 USD	7/26/19	203	20,300	3,552	3,907	(355)
S&P 500 Index	2,550.00 USD	7/26/19	69	6,900	12,765	14,660	(1,895)

Schedule of Investments

AllianzGI Structured Return Fund

June 30, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,750.00 USD	7/26/19	54	$5,400	$41,850	$57,037	$(15,187)
S&P 500 Index	2,765.00 USD	7/26/19	86	8,600	64,930	85,764	(20,834)
S&P 500 Index	2,780.00 USD	7/26/19	28	2,800	27,860	37,508	(9,648)
S&P 500 Index	2,785.00 USD	7/26/19	24	2,400	21,480	28,233	(6,753)
S&P 500 Index	2,795.00 USD	7/26/19	34	3,400	38,760	48,538	(9,778)
S&P 500 Index	2,780.00 USD	7/29/19	62	6,200	66,650	89,749	(23,099)
S&P 500 Index	2,785.00 USD	7/29/19	48	4,800	46,320	60,076	(13,756)
S&P 500 Index	1,700.00 USD	8/2/19	235	23,500	2,937	12,041	(9,104)
S&P 500 Index	1,750.00 USD	8/9/19	241	24,100	3,615	9,939	(6,324)
S&P 500 Index	1,775.00 USD	8/16/19	230	23,000	5,175	7,185	(2,010)
S&P 500 Index	1,800.00 USD	8/23/19	225	22,500	6,187	9,278	(3,091)
S&P 500 Index	1,800.00 USD	8/30/19	230	23,000	8,050	8,335	(285)

	Total put options				$1,877,527	$3,543,632	$(1,666,105)

	Total options purchased contracts				$6,030,664	$6,835,469	$(804,805)

Options written contracts outstanding at June 30, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
CBOE Volatility Index	22.00 USD	7/3/19	(547)	$(54,700)	$(3,282)	$(31,951)	$28,669
CBOE Volatility Index	23.00 USD	7/3/19	(567)	(56,700)	(2,835)	(33,119)	30,284
CBOE Volatility Index	24.00 USD	7/3/19	(526)	(52,600)	(5,260)	(29,146)	23,886
CBOE Volatility Index	25.00 USD	7/3/19	(1,007)	(100,700)	(7,552)	(63,974)	56,422
CBOE Volatility Index	21.00 USD	7/10/19	(566)	(56,600)	(12,735)	(38,721)	25,986
CBOE Volatility Index	22.00 USD	7/10/19	(2,361)	(236,100)	(41,317)	(122,382)	81,065
CBOE Volatility Index	20.00 USD	7/17/19	(965)	(96,500)	(43,425)	(55,697)	12,272
CBOE Volatility Index	21.00 USD	7/17/19	(919)	(91,900)	(34,462)	(48,428)	13,966
CBOE Volatility Index	22.00 USD	7/17/19	(1,188)	(118,800)	(38,610)	(67,578)	28,968
CBOE Volatility Index	26.00 USD	7/17/19	(4,126)	(412,600)	(72,205)	(344,306)	272,101
CBOE Volatility Index	20.00 USD	7/24/19	(1,569)	(156,900)	(104,339)	(98,195)	(6,144)
CBOE Volatility Index	21.00 USD	7/24/19	(1,518)	(151,800)	(69,069)	(79,427)	10,358
CBOE Volatility Index	23.00 USD	7/24/19	(279)	(27,900)	(8,230)	(11,553)	3,323
CBOE Volatility Index	21.00 USD	7/31/19	(1,182)	(118,200)	(56,145)	(69,633)	13,488
CBOE Volatility Index	24.00 USD	8/21/19	(966)	(96,600)	(53,130)	(58,145)	5,015
CBOE Volatility Index	26.00 USD	8/21/19	(609)	(60,900)	(27,405)	(30,320)	2,915
CBOE Volatility Index	25.00 USD	9/18/19	(966)	(96,600)	(67,620)	(68,771)	1,151
CBOE Volatility Index	28.00 USD	9/18/19	(190)	(19,000)	(9,975)	(9,768)	(207)
E-mini S&P 500 Index	299.00 USD	7/3/19	(364)	(36,400)	(20,202)	(13,982)	(6,220)
E-mini S&P 500 Index	310.00 USD	7/3/19	(228)	(22,800)	(228)	(11,038)	10,810
E-mini S&P 500 Index	301.00 USD	7/5/19	(560)	(56,000)	(18,480)	(39,990)	21,510
E-mini S&P 500 Index	308.00 USD	7/5/19	(228)	(22,800)	(342)	(11,847)	11,505
E-mini S&P 500 Index	312.00 USD	7/5/19	(534)	(53,400)	(534)	(12,742)	12,208
E-mini S&P 500 Index	300.00 USD	7/10/19	(560)	(56,000)	(44,240)	(27,110)	(17,130)
E-mini S&P 500 Index	304.00 USD	7/10/19	(306)	(30,600)	(5,967)	(13,284)	7,317
E-mini S&P 500 Index	307.00 USD	7/10/19	(714)	(71,400)	(5,355)	(18,144)	12,789
E-mini S&P 500 Index	298.00 USD	7/12/19	(570)	(57,000)	(93,765)	(31,584)	(62,181)
E-mini S&P 500 Index	301.00 USD	7/12/19	(714)	(71,400)	(51,408)	(33,138)	(18,270)
E-mini S&P 500 Index	305.00 USD	7/12/19	(1,788)	(178,800)	(37,548)	(75,831)	38,283
E-mini S&P 500 Index	303.00 USD	7/17/19	(450)	(45,000)	(24,075)	(19,535)	(4,540)
E-mini S&P 500 Index	308.00 USD	7/17/19	(702)	(70,200)	(9,477)	(12,925)	3,448
E-mini S&P 500 Index	310.00 USD	7/17/19	(546)	(54,600)	(4,914)	(26,403)	21,489
E-mini S&P 500 Index	305.00 USD	7/19/19	(708)	(70,800)	(26,904)	(17,283)	(9,621)
E-mini S&P 500 Index	311.00 USD	7/19/19	(546)	(54,600)	(5,187)	(23,673)	18,486
E-mini S&P 500 Index	302.00 USD	7/24/19	(711)	(71,100)	(74,655)	(23,755)	(50,900)
E-mini S&P 500 Index	299.00 USD	7/26/19	(460)	(46,000)	(105,110)	(26,869)	(78,241)
E-mini S&P 500 Index	313.00 USD	7/31/19	(480)	(48,000)	(6,240)	(12,677)	6,437
E-mini S&P 500 Index	316.00 USD	7/31/19	(537)	(53,700)	(4,296)	(24,386)	20,090
E-mini S&P 500 Index	315.00 USD	8/2/19	(1,017)	(101,700)	(10,678)	(36,043)	25,365
E-mini S&P 500 Index	309.00 USD	8/9/19	(440)	(44,000)	(20,680)	(30,198)	9,518
E-mini S&P 500 Index	310.00 USD	8/9/19	(1,401)	(140,100)	(53,238)	(64,497)	11,259
E-mini S&P 500 Index	307.00 USD	8/16/19	(440)	(44,000)	(40,920)	(23,271)	(17,649)
E-mini S&P 500 Index	311.00 USD	8/16/19	(702)	(70,200)	(28,782)	(23,455)	(5,327)
E-mini S&P 500 Index	305.00 USD	8/23/19	(711)	(71,100)	(117,671)	(42,953)	(74,718)
E-mini S&P 500 Index Flex	298.00 USD	7/1/19	(89)	(8,900)	(2,875)	(4,309)	1,434
E-mini S&P 500 Index Flex	299.00 USD	7/1/19	(376)	(37,600)	(6,853)	(10,683)	3,830
E-mini S&P 500 Index Flex	303.00 USD	7/1/19	(1,142)	(114,200)	(1,466)	(38,156)	36,690
E-mini S&P 500 Index Flex	310.00 USD	7/1/19	(228)	(22,800)	(2)	(7,846)	7,844
E-mini S&P 500 Index Flex	313.00 USD	7/1/19	(537)	(53,700)	—	(12,571)	12,571

Schedule of Investments

AllianzGI Structured Return Fund

June 30, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index Flex	312.00 USD	7/3/19	(537)	$(53,700)	$(29)	$(17,941)	$17,912
E-mini S&P 500 Index Flex	299.00 USD	7/8/19	(560)	(56,000)	(40,128)	(27,111)	(13,017)
E-mini S&P 500 Index Flex	302.00 USD	7/8/19	(1,410)	(141,000)	(35,897)	(119,020)	83,123
E-mini S&P 500 Index Flex	306.00 USD	7/8/19	(306)	(30,600)	(2,030)	(14,813)	12,783
E-mini S&P 500 Index Flex	309.00 USD	7/8/19	(711)	(71,100)	(1,777)	(20,200)	18,423
E-mini S&P 500 Index Flex	298.00 USD	7/15/19	(570)	(57,000)	(89,405)	(29,874)	(59,531)
E-mini S&P 500 Index Flex	305.00 USD	7/15/19	(711)	(71,100)	(17,501)	(16,645)	(856)
E-mini S&P 500 Index Flex	310.00 USD	7/15/19	(480)	(48,000)	(3,372)	(6,438)	3,066
E-mini S&P 500 Index Flex	311.00 USD	7/15/19	(546)	(54,600)	(3,012)	(24,764)	21,752
E-mini S&P 500 Index Flex	294.00 USD	7/22/19	(57)	(5,700)	(23,482)	(2,532)	(20,950)
E-mini S&P 500 Index Flex	302.00 USD	7/22/19	(844)	(84,400)	(71,985)	(49,299)	(22,686)
E-mini S&P 500 Index Flex	305.00 USD	7/22/19	(705)	(70,500)	(28,886)	(18,620)	(10,266)
E-mini S&P 500 Index Flex	309.00 USD	7/22/19	(1,720)	(172,000)	(28,591)	(84,987)	56,396
E-mini S&P 500 Index Flex	311.00 USD	7/22/19	(546)	(54,600)	(5,921)	(23,156)	17,235
E-mini S&P 500 Index Flex	312.00 USD	7/24/19	(480)	(48,000)	(4,637)	(6,438)	1,801
E-mini S&P 500 Index Flex	314.00 USD	7/24/19	(546)	(54,600)	(3,498)	(20,972)	17,474
E-mini S&P 500 Index Flex	314.00 USD	7/26/19	(546)	(54,600)	(5,181)	(20,972)	15,791
E-mini S&P 500 Index Flex	307.00 USD	7/29/19	(123)	(12,300)	(5,353)	(9,399)	4,046
E-mini S&P 500 Index Flex	316.00 USD	7/29/19	(546)	(54,600)	(4,481)	(23,157)	18,676
E-mini S&P 500 Index Flex	300.00 USD	8/5/19	(446)	(44,600)	(105,656)	(28,281)	(77,375)
E-mini S&P 500 Index Flex	309.00 USD	8/5/19	(756)	(75,600)	(30,435)	(22,235)	(8,200)
E-mini S&P 500 Index Flex	315.00 USD	8/5/19	(534)	(53,400)	(7,311)	(24,490)	17,179
E-mini S&P 500 Index Flex	308.00 USD	8/7/19	(1,180)	(118,000)	(62,621)	(53,576)	(9,045)
E-mini S&P 500 Index Flex	312.00 USD	8/7/19	(711)	(71,100)	(17,857)	(34,420)	16,563
E-mini S&P 500 Index Flex	304.00 USD	8/12/19	(714)	(71,400)	(100,132)	(45,276)	(54,856)
E-mini S&P 500 Index Flex	307.00 USD	8/12/19	(440)	(44,000)	(35,229)	(19,101)	(16,128)
E-mini S&P 500 Index Flex	309.00 USD	8/12/19	(345)	(34,500)	(19,057)	(9,802)	(9,255)
E-mini S&P 500 Index Flex	307.00 USD	8/14/19	(1,151)	(115,100)	(99,298)	(62,831)	(36,467)
E-mini S&P 500 Index Flex	309.00 USD	8/14/19	(540)	(54,000)	(32,610)	(23,442)	(9,168)
E-mini S&P 500 Index Flex	307.00 USD	8/19/19	(708)	(70,800)	(70,850)	(34,275)	(36,575)
E-mini S&P 500 Index Flex	310.00 USD	8/19/19	(440)	(44,000)	(25,775)	(23,501)	(2,274)
E-mini S&P 500 Index Flex	308.00 USD	8/21/19	(705)	(70,500)	(61,580)	(34,130)	(27,450)
E-mini S&P 500 Index Flex	313.00 USD	8/21/19	(440)	(44,000)	(16,074)	(26,938)	10,864
E-mini S&P 500 Index Flex	311.00 USD	8/26/19	(430)	(43,000)	(25,236)	(18,667)	(6,569)
E-mini S&P 500 Index Flex	313.00 USD	8/26/19	(678)	(67,800)	(28,573)	(22,653)	(5,920)
E-mini S&P 500 Index Flex	297.00 USD	9/3/19	(723)	(72,300)	(395,019)	(68,982)	(326,037)
E-mini S&P 500 Index Flex	312.00 USD	9/3/19	(964)	(96,400)	(62,857)	(76,552)	13,695
E-mini S&P 500 Index Flex	304.00 USD	9/4/19	(705)	(70,500)	(169,333)	(40,475)	(128,858)
E-mini S&P 500 Index Flex	314.00 USD	9/4/19	(920)	(92,000)	(45,836)	(62,938)	17,102
E-mini S&P 500 Index Flex	311.00 USD	9/6/19	(690)	(69,000)	(58,407)	(38,972)	(19,435)
E-mini S&P 500 Index Flex	312.00 USD	9/9/19	(687)	(68,700)	(54,327)	(38,755)	(15,572)
E-mini S&P 500 Index Flex	312.00 USD	9/11/19	(345)	(34,500)	(28,638)	(16,357)	(12,281)
E-mini S&P 500 Index Flex	311.00 USD	9/13/19	(690)	(69,000)	(70,626)	(36,854)	(33,772)
E-mini S&P 500 Index Flex	312.00 USD	9/16/19	(690)	(69,000)	(65,804)	(36,854)	(28,950)
E-mini S&P 500 Index Flex	316.00 USD	9/18/19	(690)	(69,000)	(39,513)	(39,614)	101
E-mini S&P 500 Index Flex	318.00 USD	9/23/19	(690)	(69,000)	(34,536)	(43,064)	8,528
E-mini S&P 500 Index Flex	316.00 USD	9/25/19	(678)	(67,800)	(45,174)	(29,433)	(15,741)
S&P 500 Index	2,680.00 USD	7/5/19	(230)	(23,000)	(6,004,150)	(6,367,265)	363,115
S&P 500 Index	2,570.00 USD	7/12/19	(230)	(23,000)	(8,539,900)	(7,480,420)	(1,059,480)
S&P 500 Index	2,580.00 USD	7/19/19	(230)	(23,000)	(8,343,250)	(6,781,485)	(1,561,765)
S&P 500 Index	2,540.00 USD	7/26/19	(235)	(23,500)	(9,499,875)	(7,067,074)	(2,432,801)
S&P 500 Index	2,460.00 USD	8/2/19	(235)	(23,500)	(11,381,050)	(7,240,929)	(4,140,121)
S&P 500 Index	2,590.00 USD	8/9/19	(241)	(24,100)	(8,610,930)	(7,171,265)	(1,439,665)
S&P 500 Index	2,610.00 USD	8/16/19	(230)	(23,000)	(7,780,900)	(6,731,815)	(1,049,085)
S&P 500 Index	2,670.00 USD	8/23/19	(225)	(22,500)	(6,394,500)	(6,689,571)	295,071
S&P 500 Index	2,630.00 USD	8/30/19	(230)	(23,000)	(7,655,550)	(7,442,515)	(213,035)

	Total call options				$(77,873,323)	$(66,552,437)	$(11,320,886)

Put options:
E-mini S&P 500 Index	286.00 USD	7/5/19	(117)	$(11,700)	$(4,856)	$(12,568)	$7,712
E-mini S&P 500 Index	290.00 USD	7/10/19	(240)	(24,000)	(31,080)	(40,659)	9,579
E-mini S&P 500 Index	286.00 USD	7/12/19	(276)	(27,600)	(24,564)	(34,889)	10,325
E-mini S&P 500 Index Flex	289.00 USD	7/1/19	(228)	(22,800)	(8,033)	(19,018)	10,985
E-mini S&P 500 Index Flex	286.00 USD	7/8/19	(201)	(20,100)	(14,177)	(18,379)	4,202
E-mini S&P 500 Index Flex	286.00 USD	7/22/19	(460)	(46,000)	(74,948)	(67,349)	(7,599)
S&P 500 Index	2,510.00 USD	7/1/19	(61)	(6,100)	(762)	(49,610)	48,848
S&P 500 Index	2,615.00 USD	7/1/19	(23)	(2,300)	(287)	(42,807)	42,520
S&P 500 Index	2,650.00 USD	7/1/19	(75)	(7,500)	(1,125)	(23,457)	22,332

Schedule of Investments

AllianzGI Structured Return Fund

June 30, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,815.00 USD	7/1/19	(23)	$(2,300)	$(1,092)	$(25,717)	$24,625
S&P 500 Index	2,925.00 USD	7/1/19	(45)	(4,500)	(50,850)	(70,585)	19,735
S&P 500 Index	2,540.00 USD	7/3/19	(48)	(4,800)	(720)	(32,036)	31,316
S&P 500 Index	2,550.00 USD	7/3/19	(21)	(2,100)	(315)	(15,276)	14,961
S&P 500 Index	2,665.00 USD	7/3/19	(23)	(2,300)	(575)	(37,301)	36,726
S&P 500 Index	2,690.00 USD	7/3/19	(56)	(5,600)	(1,960)	(90,138)	88,178
S&P 500 Index	2,835.00 USD	7/3/19	(23)	(2,300)	(5,290)	(28,376)	23,086
S&P 500 Index	2,850.00 USD	7/3/19	(23)	(2,300)	(7,245)	(24,696)	17,451
S&P 500 Index	2,475.00 USD	7/5/19	(75)	(7,500)	(1,125)	(88,407)	87,282
S&P 500 Index	2,575.00 USD	7/5/19	(75)	(7,500)	(1,687)	(82,607)	80,920
S&P 500 Index	2,685.00 USD	7/5/19	(16)	(1,600)	(840)	(12,113)	11,273
S&P 500 Index	2,690.00 USD	7/5/19	(35)	(3,500)	(1,925)	(29,839)	27,914
S&P 500 Index	2,715.00 USD	7/5/19	(56)	(5,600)	(3,920)	(88,411)	84,491
S&P 500 Index	2,765.00 USD	7/5/19	(55)	(5,500)	(6,325)	(87,173)	80,848
S&P 500 Index	2,865.00 USD	7/5/19	(22)	(2,200)	(12,760)	(25,933)	13,173
S&P 500 Index	2,875.00 USD	7/5/19	(22)	(2,200)	(15,290)	(23,249)	7,959
S&P 500 Index	2,915.00 USD	7/5/19	(45)	(4,500)	(53,550)	(75,659)	22,109
S&P 500 Index	2,650.00 USD	7/8/19	(75)	(7,500)	(4,313)	(41,733)	37,420
S&P 500 Index	2,710.00 USD	7/8/19	(16)	(1,600)	(1,480)	(11,980)	10,500
S&P 500 Index	2,720.00 USD	7/8/19	(34)	(3,400)	(3,400)	(28,490)	25,090
S&P 500 Index	2,790.00 USD	7/8/19	(54)	(5,400)	(12,150)	(84,205)	72,055
S&P 500 Index	2,875.00 USD	7/8/19	(22)	(2,200)	(18,370)	(23,518)	5,148
S&P 500 Index	2,625.00 USD	7/10/19	(75)	(7,500)	(5,438)	(32,708)	27,270
S&P 500 Index	2,690.00 USD	7/10/19	(16)	(1,600)	(1,920)	(12,414)	10,494
S&P 500 Index	2,700.00 USD	7/10/19	(50)	(5,000)	(6,500)	(40,048)	33,548
S&P 500 Index	2,710.00 USD	7/10/19	(34)	(3,400)	(4,845)	(27,836)	22,991
S&P 500 Index	2,770.00 USD	7/10/19	(55)	(5,500)	(14,713)	(88,002)	73,289
S&P 500 Index	2,780.00 USD	7/10/19	(31)	(3,100)	(9,378)	(48,513)	39,135
S&P 500 Index	2,835.00 USD	7/10/19	(23)	(2,300)	(14,260)	(26,076)	11,816
S&P 500 Index	2,840.00 USD	7/10/19	(23)	(2,300)	(15,180)	(26,891)	11,711
S&P 500 Index	2,450.00 USD	7/12/19	(75)	(7,500)	(2,437)	(92,157)	89,720
S&P 500 Index	2,600.00 USD	7/12/19	(75)	(7,500)	(6,563)	(123,283)	116,720
S&P 500 Index	2,775.00 USD	7/12/19	(174)	(17,400)	(69,600)	(282,978)	213,378
S&P 500 Index	2,845.00 USD	7/12/19	(23)	(2,300)	(20,585)	(28,237)	7,652
S&P 500 Index	2,855.00 USD	7/12/19	(22)	(2,200)	(18,370)	(25,229)	6,859
S&P 500 Index	2,625.00 USD	7/15/19	(4)	(400)	(480)	(1,814)	1,334
S&P 500 Index	2,630.00 USD	7/15/19	(144)	(14,400)	(18,000)	(74,507)	56,507
S&P 500 Index	2,640.00 USD	7/15/19	(44)	(4,400)	(5,940)	(22,590)	16,650
S&P 500 Index	2,645.00 USD	7/15/19	(60)	(6,000)	(8,400)	(35,245)	26,845
S&P 500 Index	2,790.00 USD	7/15/19	(87)	(8,700)	(46,545)	(128,864)	82,319
S&P 500 Index	2,660.00 USD	7/17/19	(42)	(4,200)	(8,400)	(17,363)	8,963
S&P 500 Index	2,820.00 USD	7/17/19	(172)	(17,200)	(151,360)	(255,727)	104,367
S&P 500 Index	2,525.00 USD	7/19/19	(75)	(7,500)	(7,125)	(70,306)	63,181
S&P 500 Index	2,530.00 USD	7/19/19	(31)	(3,100)	(3,023)	(46,048)	43,025
S&P 500 Index	2,555.00 USD	7/19/19	(100)	(10,000)	(11,500)	(146,376)	134,876
S&P 500 Index	2,630.00 USD	7/19/19	(114)	(11,400)	(21,375)	(54,197)	32,822
S&P 500 Index	2,645.00 USD	7/19/19	(48)	(4,800)	(10,080)	(26,612)	16,532
S&P 500 Index	2,655.00 USD	7/19/19	(84)	(8,400)	(19,110)	(36,994)	17,884
S&P 500 Index	2,670.00 USD	7/19/19	(35)	(3,500)	(8,925)	(17,549)	8,624
S&P 500 Index	2,675.00 USD	7/19/19	(36)	(3,600)	(9,540)	(15,675)	6,135
S&P 500 Index	2,690.00 USD	7/19/19	(67)	(6,700)	(34,170)	(28,106)	(6,064)
S&P 500 Index	2,705.00 USD	7/19/19	(31)	(3,100)	(15,810)	(12,427)	(3,383)
S&P 500 Index	2,845.00 USD	7/19/19	(85)	(8,500)	(101,150)	(123,227)	22,077
S&P 500 Index	2,860.00 USD	7/19/19	(85)	(8,500)	(117,300)	(118,082)	782
S&P 500 Index	2,675.00 USD	7/22/19	(72)	(7,200)	(23,040)	(34,734)	11,694
S&P 500 Index	2,680.00 USD	7/22/19	(51)	(5,100)	(16,830)	(20,625)	3,795
S&P 500 Index	2,690.00 USD	7/22/19	(167)	(16,700)	(60,120)	(67,484)	7,364
S&P 500 Index	2,700.00 USD	7/22/19	(44)	(4,400)	(17,160)	(17,750)	590
S&P 500 Index	2,850.00 USD	7/22/19	(85)	(8,500)	(126,650)	(127,802)	1,152
S&P 500 Index	2,660.00 USD	7/24/19	(51)	(5,100)	(16,830)	(23,124)	6,294
S&P 500 Index	2,675.00 USD	7/24/19	(44)	(4,400)	(16,280)	(22,678)	6,398
S&P 500 Index	2,725.00 USD	7/24/19	(34)	(3,400)	(18,870)	(28,012)	9,142
S&P 500 Index	2,730.00 USD	7/24/19	(50)	(5,000)	(29,000)	(41,036)	12,036

Schedule of Investments

AllianzGI Structured Return Fund

June 30, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,810.00 USD	7/24/19	(54)	$(5,400)	$(61,830)	$(87,627)	$25,797
S&P 500 Index	2,825.00 USD	7/24/19	(86)	(8,600)	(113,090)	(138,493)	25,403
S&P 500 Index	2,850.00 USD	7/24/19	(74)	(7,400)	(122,100)	(182,070)	59,970
S&P 500 Index	2,660.00 USD	7/26/19	(42)	(4,200)	(16,170)	(21,689)	5,519
S&P 500 Index	2,670.00 USD	7/26/19	(72)	(7,200)	(25,560)	(32,718)	7,158
S&P 500 Index	2,675.00 USD	7/26/19	(137)	(13,700)	(60,280)	(75,194)	14,914
S&P 500 Index	2,685.00 USD	7/26/19	(102)	(10,200)	(47,940)	(49,104)	1,164
S&P 500 Index	2,720.00 USD	7/26/19	(16)	(1,600)	(9,760)	(13,164)	3,404
S&P 500 Index	2,730.00 USD	7/26/19	(34)	(3,400)	(22,780)	(28,006)	5,226
S&P 500 Index	2,805.00 USD	7/26/19	(20)	(2,000)	(24,800)	(32,775)	7,975
S&P 500 Index	2,820.00 USD	7/26/19	(86)	(8,600)	(103,630)	(134,444)	30,814
S&P 500 Index	2,660.00 USD	7/29/19	(186)	(18,600)	(79,050)	(104,974)	25,924
S&P 500 Index	2,670.00 USD	7/29/19	(144)	(14,400)	(56,160)	(71,195)	15,035
S&P 500 Index	2,590.00 USD	8/2/19	(75)	(7,500)	(27,000)	(42,657)	15,657
S&P 500 Index	2,685.00 USD	8/9/19	(83)	(8,300)	(71,795)	(72,908)	1,113
S&P 500 Index	2,430.00 USD	8/16/19	(7)	(700)	(1,732)	(12,451)	10,719
S&P 500 Index	2,465.00 USD	8/16/19	(5)	(500)	(2,550)	(8,047)	5,497
S&P 500 Index	2,475.00 USD	8/16/19	(12)	(1,200)	(6,120)	(21,735)	15,615
S&P 500 Index	2,500.00 USD	8/16/19	(15)	(1,500)	(7,650)	(24,225)	16,575
S&P 500 Index	2,510.00 USD	8/16/19	(5)	(500)	(2,600)	(8,244)	5,644
S&P 500 Index	2,535.00 USD	8/16/19	(5)	(500)	(2,150)	(7,744)	5,594
S&P 500 Index	2,540.00 USD	8/16/19	(15)	(1,500)	(6,675)	(23,440)	16,765
S&P 500 Index	2,380.00 USD	8/30/19	(7)	(700)	(2,222)	(11,399)	9,177
S&P 500 Index	2,410.00 USD	8/30/19	(7)	(700)	(2,520)	(11,891)	9,371
S&P 500 Index	2,420.00 USD	8/30/19	(11)	(1,100)	(4,180)	(19,580)	15,400
S&P 500 Index	2,430.00 USD	8/30/19	(5)	(500)	(2,000)	(8,344)	6,344
S&P 500 Index	2,460.00 USD	8/30/19	(7)	(700)	(3,255)	(11,331)	8,076
S&P 500 Index	2,470.00 USD	8/30/19	(8)	(800)	(3,880)	(13,670)	9,790
S&P 500 Index	2,495.00 USD	8/30/19	(5)	(500)	(2,775)	(7,894)	5,119
S&P 500 Index	2,510.00 USD	8/30/19	(5)	(500)	(2,975)	(7,394)	4,419
S&P 500 Index	2,550.00 USD	8/30/19	(150)	(15,000)	(110,250)	(135,032)	24,782
S&P 500 Index	2,555.00 USD	8/30/19	(5)	(500)	(3,775)	(7,781)	4,006
S&P 500 Index	2,565.00 USD	8/30/19	(5)	(500)	(3,975)	(7,631)	3,656
S&P 500 Index	2,700.00 USD	8/30/19	(70)	(7,000)	(115,500)	(114,713)	(787)
S&P 500 Index	2,515.00 USD	9/20/19	(5)	(500)	(4,875)	(8,544)	3,669
S&P 500 Index	2,530.00 USD	9/20/19	(5)	(500)	(5,225)	(8,644)	3,419
S&P 500 Index	2,535.00 USD	9/20/19	(5)	(500)	(5,375)	(8,544)	3,169
S&P 500 Index	2,545.00 USD	9/20/19	(5)	(500)	(5,625)	(8,421)	2,796
S&P 500 Index	2,570.00 USD	9/20/19	(10)	(1,000)	(12,650)	(16,588)	3,938
S&P 500 Index	2,575.00 USD	9/20/19	(10)	(1,000)	(13,000)	(16,638)	3,638
S&P 500 Index	2,615.00 USD	9/20/19	(15)	(1,500)	(23,550)	(24,144)	594
S&P 500 Index	2,570.00 USD	9/30/19	(5)	(500)	(7,400)	(8,444)	1,044
S&P 500 Index	2,580.00 USD	9/30/19	(5)	(500)	(7,100)	(8,227)	1,127
S&P 500 Index	2,375.00 USD	10/31/19	(9)	(900)	(9,450)	(21,589)	12,139
S&P 500 Index	2,425.00 USD	10/31/19	(9)	(900)	(11,520)	(19,969)	8,449
S&P 500 Index	2,325.00 USD	11/15/19	(18)	(1,800)	(18,540)	(42,098)	23,558
S&P 500 Index	2,350.00 USD	11/15/19	(9)	(900)	(10,170)	(20,587)	10,417
S&P 500 Index	2,400.00 USD	11/15/19	(9)	(900)	(12,330)	(20,779)	8,449
S&P 500 Index	2,300.00 USD	11/29/19	(9)	(900)	(9,765)	(19,789)	10,024
S&P 500 Index	2,350.00 USD	11/29/19	(9)	(900)	(11,790)	(19,339)	7,549
S&P 500 Index	2,400.00 USD	11/29/19	(9)	(900)	(14,175)	(19,699)	5,524
S&P 500 Index	2,375.00 USD	12/20/19	(9)	(900)	(15,705)	(21,052)	5,347
S&P 500 Index	2,425.00 USD	12/20/19	(27)	(2,700)	(56,025)	(63,057)	7,032
S&P 500 Index	2,475.00 USD	12/20/19	(9)	(900)	(22,185)	(21,229)	(956)
S&P 500 Index	2,075.00 USD	1/17/20	(5)	(500)	(3,850)	(20,644)	16,794
S&P 500 Index	2,150.00 USD	1/17/20	(10)	(1,000)	(10,000)	(31,388)	21,388
S&P 500 Index	2,175.00 USD	3/20/20	(10)	(1,000)	(17,100)	(36,288)	19,188
S&P 500 Index	2,200.00 USD	3/31/20	(14)	(1,400)	(27,650)	(46,553)	18,903

	Total put options				$(2,941,600)	$(5,887,322)	$2,945,722

	Total options written contracts				$(80,814,923)	$(72,439,759)	$(8,375,164)

(e)	At June 30, 2019, the Fund pledged $3,854,685 in cash as collateral for options written.

Glossary:

CBOE—Chicago Board Options Exchange

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

June 30, 2019 (unaudited)

	Shares	Value^

EXCHANGE-TRADED FUNDS—100.3%

SPDR S&P 500 (a)(cost—$1,740,302)	7,530	$2,206,290

Total Options Purchased—1.4% (cost—$56,522) (b)(c)(d)		31,820

Total Investments, before options written (cost—$1,796,824)—101.7%		2,238,110

Total Options Written—(0.2)% (premiums received—$3,290) (b)(c)(d)		(4,710)

Value^

Total Investments, net of options written (cost—$1,793,534)—101.5%	$2,233,400

Other liabilities in excess of other assets—(1.5)%	(33,948)

Net Assets—100.0%	$2,199,452

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for option written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.

(d)	Exchange traded option contracts outstanding at June 30, 2019:

Options purchased contracts outstanding at June 30, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Call options:
S&P 500 Index	3,400.00 USD	7/19/19	3	$300	$45	$28	$17
Put options:
E-mini S&P 500 Index	2,550.00 USD	4/17/20	1	$100	$5,783	$6,869	$(1,086)
S&P 500 Index	2,575.00 USD	9/20/19	1	100	1,300	6,821	(5,521)
S&P 500 Index	2,450.00 USD	7/19/19	1	100	56	6,833	(6,777)
S&P 500 Index	2,500.00 USD	8/16/19	1	100	324	7,283	(6,959)
S&P 500 Index	2,450.00 USD	3/20/20	1	100	3,840	6,598	(2,758)
S&P 500 Index	2,575.00 USD	6/19/20	2	200	14,840	14,679	161
S&P 500 Index Flex	2,500.00 USD	5/15/20	1	100	5,632	7,411	(1,779)

	Total put options				$31,775	$56,494	$(24,719)

	Total options purchased contracts				$31,820	$56,522	$(24,702)

Options written contracts outstanding at June 30, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized (Depreciation)
Call options:
S&P 500 Index	2,985.00 USD	7/19/19	(3)	$(300)	$(4,710)	$(3,290)	$(1,420)

(e)	At June 30, 2019, the Fund pledged $763 in cash as collateral for options written.

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

June 30, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—98.5%

Aerospace & Defense—1.4%
Ducommun, Inc. (a)	6,663	$300,301

Banks—4.9%
Atlantic Capital Bancshares, Inc. (a)	12,938	221,498
Heritage Commerce Corp.	16,795	205,739
People’s Utah Bancorp	6,534	192,100
Preferred Bank	5,490	259,402
Veritex Holdings, Inc.	7,243	187,956

		1,066,695

Beverages—0.8%
Primo Water Corp. (a)	13,505	166,112

Biotechnology—14.7%
Albireo Pharma, Inc. (a)	2,064	66,543
ArQule, Inc. (a)	12,745	140,322
Arrowhead Pharmaceuticals, Inc. (a)	5,670	150,255
Audentes Therapeutics, Inc. (a)	3,152	119,335
BioCryst Pharmaceuticals, Inc. (a)	15,030	56,964
Biohaven Pharmaceutical Holding Co., Ltd. (a)	3,212	140,653
BioSpecifics Technologies Corp. (a)	3,112	185,818
Cara Therapeutics, Inc. (a)	5,366	115,369
Corbus Pharmaceuticals Holdings, Inc. (a)	8,642	59,889
Dicerna Pharmaceuticals, Inc. (a)	6,813	107,305
GlycoMimetics, Inc. (a)	6,725	80,162
Intellia Therapeutics, Inc. (a)	8,013	131,173
Iovance Biotherapeutics, Inc. (a)	5,086	124,709
Kindred Biosciences, Inc. (a)	13,862	115,470
Kura Oncology, Inc. (a)	6,519	128,359
MacroGenics, Inc. (a)	5,842	99,139
Progenics Pharmaceuticals, Inc. (a)	13,551	83,610
Protagonist Therapeutics, Inc. (a)	4,741	57,413
Stemline Therapeutics, Inc. (a)	4,842	74,179
T2 Biosystems, Inc. (a)	30,832	51,798
uniQure NV (a)	1,980	154,737
Vanda Pharmaceuticals, Inc. (a)	7,442	104,858
Veracyte, Inc. (a)	15,819	451,000
Vericel Corp. (a)	9,033	170,633
Viking Therapeutics, Inc. (a)	11,436	94,919
Voyager Therapeutics, Inc. (a)	4,724	128,587

		3,193,199

Chemicals—0.6%
American Vanguard Corp.	7,912	121,924

Construction & Engineering—3.2%
NV5 Global, Inc. (a)	5,934	483,028
Sterling Construction Co., Inc. (a)	16,283	218,518

		701,546

Construction Materials—0.9%
U.S. Concrete, Inc. (a)	3,936	195,580

Diversified Consumer Services—1.1%
Carriage Services, Inc.	7,362	139,952
HyreCar, Inc. (a)	21,642	90,896

		230,848

Diversified Telecommunication Services—0.5%
Pareteum Corp. (a)	45,945	119,916

Electrical Equipment—0.7%
Allied Motion Technologies, Inc.	3,917	148,454

Electronic Equipment, Instruments & Components—1.9%
Airgain, Inc. (a)	11,749	166,248
Napco Security Technologies, Inc. (a)	8,598	255,189

		421,437

	Shares	Value^

Energy Equipment & Services—2.1%
DMC Global, Inc.	7,235	$458,337

Entertainment—1.9%
Gaia, Inc. Class A (a)	15,094	114,413
Rosetta Stone, Inc. (a)	12,931	295,861

		410,274

Food Products—1.1%
John B Sanfilippo & Son, Inc.	2,999	238,990

Healthcare Equipment & Supplies—13.3%
Antares Pharma, Inc. (a)	47,179	155,219
Axogen, Inc. (a)	9,125	180,675
BioLife Solutions, Inc. (a)	11,290	191,366
CryoLife, Inc. (a)	9,081	271,794
CryoPort, Inc. (a)	22,233	407,309
CytoSorbents Corp. (a)	20,419	134,970
Mesa Laboratories, Inc.	1,104	269,751
OrthoPediatrics Corp. (a)	7,904	308,256
Quotient Ltd. (a)	18,607	173,975
Senseonics Holdings, Inc. (a)	51,318	104,689
Sientra, Inc. (a)	15,574	95,936
Surmodics, Inc. (a)	6,408	276,633
Tactile Systems Technology, Inc. (a)	5,934	337,763

		2,908,336

Healthcare Providers & Services—5.3%
Addus HomeCare Corp. (a)	3,411	255,655
BioTelemetry, Inc. (a)	4,462	214,845
Catasys, Inc. (a)	13,452	258,547
Joint Corp. (a)	11,799	214,742
RadNet, Inc. (a)	15,367	211,911

		1,155,700

Healthcare Technology—3.8%
OptimizeRx Corp. (a)	12,230	198,126
Tabula Rasa HealthCare, Inc. (a)	6,222	310,665
Vocera Communications, Inc. (a)	10,032	320,221

		829,012

Hotels, Restaurants & Leisure—2.5%
Carrols Restaurant Group, Inc. (a)	19,495	176,040
Century Casinos, Inc. (a)	21,913	212,556
Red Lion Hotels Corp. (a)	21,039	149,587

		538,183

Household Durables—1.0%
LGI Homes, Inc. (a)	3,172	226,576

Interactive Media & Services—2.0%
EverQuote, Inc., Class A (a)	17,994	233,922
QuinStreet, Inc. (a)	13,528	214,419

		448,341

Internet & Direct Marketing Retail—0.5%
RumbleON, Inc., Class B (a)	24,361	109,137

IT Services—2.8%
Brightcove, Inc. (a)	21,454	221,620
Carbonite, Inc. (a)	7,961	207,304
Hackett Group, Inc.	10,986	184,455

		613,379

Leisure Equipment & Products—0.8%
MasterCraft Boat Holdings, Inc. (a)	8,544	167,377

Life Sciences Tools & Services—6.3%
Champions Oncology, Inc. (a)	16,279	127,465
Codexis, Inc. (a)	8,466	156,028
Fluidigm Corp. (a)	21,405	263,710
NeoGenomics, Inc. (a)	21,614	474,211
Quanterix Corp. (a)	10,600	358,174

		1,379,588

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

June 30, 2019 (unaudited) (continued)

	Shares	Value^

Machinery—1.7%
LiqTech International, Inc. (a)	27,771	$275,211
Manitex International, Inc. (a)	16,860	103,014

		378,225

Media—2.5%
Cardlytics, Inc. (a)	8,808	228,832
Fluent, Inc. (a)	29,176	156,967
TechTarget, Inc. (a)	7,760	164,900

		550,699

Oil, Gas & Consumable Fuels—1.1%
Evolution Petroleum Corp.	20,906	149,478
Penn Virginia Corp. (a)	3,181	97,593

		247,071

Pharmaceuticals—2.1%
ANI Pharmaceuticals, Inc. (a)	3,595	295,509
Axsome Therapeutics, Inc. (a)	3,360	86,520
Cymabay Therapeutics, Inc. (a)	9,451	67,669

		449,698

Professional Services—0.6%
CRA International, Inc.	3,279	125,684

Semiconductors & Semiconductor Equipment—3.9%
ACM Research, Inc., Class A (a)	9,864	153,977
Adesto Technologies Corp. (a)	25,684	209,325
AXT, Inc. (a)	25,605	101,396
FormFactor, Inc. (a)	13,365	209,430
Ichor Holdings Ltd. (a)	7,407	175,101

		849,229

Software—9.9%
Agilysys, Inc. (a)	9,916	212,897
Digital Turbine, Inc. (a)	47,699	238,495
eGain Corp. (a)	23,323	189,849

	Shares	Value^

MobileIron, Inc. (a)	29,130	$180,606
Model N, Inc. (a)	13,572	264,654
QAD, Inc., Class A	5,357	215,405
ShotSpotter, Inc. (a)	5,067	223,961
Upland Software, Inc. (a)	8,314	378,537
Zix Corp. (a)	27,279	247,966

		2,152,370

Water Utilities—1.3%
AquaVenture Holdings Ltd. (a)	13,787	275,326

Wireless Telecommunication Services—1.3%
Boingo Wireless, Inc. (a)	15,667	281,536

Total Common Stock (cost—$16,084,885)		21,459,080

	Principal Amount (000s)

Repurchase Agreements—2.0%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $425,018; collateralized by U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25, valued at $434,906 including accrued interest (cost—$425,000)	$425	425,000

Total Investments (cost—$16,509,885)—100.5%		21,884,080

Liabilities in excess of other assets—(0.5)%		(112,326)

Net Assets—100.0%		$21,771,754

Notes to Schedule of Investments:

(a)	Non-income producing.

^

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in mutual funds are valued at the net asset value (“NAV”) as reported on each business day. As of June 30, 2019, Allianz Funds Multi-Strategy Trust (the “Trust”) consisted of thirty-eight separate investment series (each a “Fund” and together the “Funds”). The Funds’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) of each Fund of the Trust has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Trust’s Valuation Committee may be selected or the Trust’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Trust’s Valuation Committee.

Short-term debt instruments having a remaining maturity of 60 days or less are valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m., Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors, where appropriate. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material.

Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2018-13 which changes the fair value measurement disclosure requirements for investment companies. The ASU 2018-13 is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Management has reviewed ASU 2018-13 and resolved to adopt immediately certain aspects of the ASU related to the removal and modification of certain fair measurement disclosures.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access
•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Investment Manager’s or the Trust’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the nine months ended June 30, 2019 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds’ valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds’ valuation procedures are designed to value a security at the price the Funds may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Funds would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

Equity Securities (Common and Preferred Stock and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities—Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations—Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps—OTC credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker/dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans generally are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at June 30, 2019 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedule of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/19
AllianzGI Retirement 2020:
Investments in Securities—Assets
Mutual Funds	$24,655,079	—	—	$24,655,079
Exchange-Traded Funds	1,843,749	—	—	1,843,749

	26,498,828	—	—	26,498,828

Other Financial Instruments*—Assets
Foreign Exchange Contracts	277	—	—	277
Interest Rate Contracts	39,078	—	—	39,078
Market Price	1,856	—	—	1,856

	41,211	—	—	41,211

Other Financial Instruments*—Liabilities
Market Price	(42,175)	—	—	(42,175)

Totals	$26,497,864	—	—	$26,497,864

AllianzGI Retirement 2025:
Investments in Securities—Assets
Mutual Funds	$35,545,961	—	—	$35,545,961
Exchange-Traded Funds	552,820	—	—	552,820
Repurchase Agreements	—	$1,056,000	—	1,056,000

	36,098,781	1,056,000	—	37,154,781

Other Financial Instruments*—Assets
Foreign Exchange Contracts	731	—	—	731
Interest Rate Contracts	12,024	—	—	12,024
Market Price	11,432	—	—	11,432

	24,187	—	—	24,187

Other Financial Instruments*—Liabilities
Market Price	(55,379)	—	—	(55,379)

Totals	$36,067,589	$1,056,000	—	$37,123,589

AllianzGI Retirement 2030:
Investments in Securities—Assets
Mutual Funds	$48,308,885	—	—	$48,308,885
Repurchase Agreements	—	$874,000	—	874,000

	48,308,885	874,000	—	49,182,885

Other Financial Instruments*—Assets
Foreign Exchange Contracts	2,408	—	—	2,408
Market Price	20,703	—	—	20,703

	23,111	—	—	23,111

Other Financial Instruments*—Liabilities
Market Price	(78,009)	—	—	(78,009)

Totals	$48,253,987	$874,000	—	$49,127,987

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/19
AllianzGI Retirement 2035:
Investments in Securities—Assets
Mutual Funds	$37,382,970	—	—	$37,382,970
Repurchase Agreements	—	$1,103,000	—	1,103,000

	37,382,970	1,103,000	—	38,485,970

Other Financial Instruments*—Assets
Foreign Exchange Contracts	3,640	—	—	3,640
Market Price	37,717	—	—	37,717

	41,357	—	—	41,357

Other Financial Instruments*—Liabilities
Market Price	(89,644)	—	—	(89,644)

Totals	$37,334,683	$1,103,000	—	$38,437,683

AllianzGI Retirement 2040:
Investments in Securities—Assets
Mutual Funds	$39,499,680	—	—	$39,499,680
Repurchase Agreements	—	$469,000	—	469,000

	39,499,680	469,000	—	39,968,680

Other Financial Instruments*—Assets
Foreign Exchange Contracts	5,858	—	—	5,858
Market Price	57,376	—	—	57,376

	63,234	—	—	63,234

Other Financial Instruments*—Liabilities
Market Price	(114,889)	—	—	(114,889)

Totals	$39,448,025	$469,000	—	$39,917,025

AllianzGI Retirement 2045:
Investments in Securities—Assets
Mutual Funds	$26,218,993	—	—	$26,218,993
Repurchase Agreements	—	$111,000	—	111,000

	26,218,993	111,000	—	26,329,993

Other Financial Instruments*—Assets
Foreign Exchange Contracts	4,261	—	—	4,261
Market Price	41,309	—	—	41,309

	45,570	—	—	45,570

Other Financial Instruments*—Liabilities
Market Price	(87,013)	—	—	(87,013)

Totals	$26,177,550	$111,000	—	$26,288,550

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/19
AllianzGI Retirement 2050:
Investments in Securities—Assets
Mutual Funds	$29,627,353	—	—	$29,627,353
Repurchase Agreements	—	$378,000	—	378,000

	29,627,353	378,000	—	30,005,353

Other Financial Instruments*—Assets
Foreign Exchange Contracts	4,793	—	—	4,793
Market Price	47,470	—	—	47,470

	52,263	—	—	52,263

Other Financial Instruments*—Liabilities
Market Price	(98,598)	—	—	(98,598)

Totals	$29,581,018	$378,000	—	$29,959,018

AllianzGI Retirement 2055:
Investments in Securities—Assets
Mutual Funds	$15,305,306	—	—	$15,305,306
Repurchase Agreements	—	$282,000	—	282,000

	15,305,306	282,000	—	15,587,306

Other Financial Instruments*—Assets
Foreign Exchange Contracts	2,663	—	—	2,663
Market Price	23,249	—	—	23,249

	25,912	—	—	25,912

Other Financial Instruments*—Liabilities
Market Price	(52,650)	—	—	(52,650)

Totals	$15,278,568	$282,000	—	$15,560,568

AllianzGI Multi Asset Income:
Investments in Securities—Assets
Mutual Funds	$16,134,913	—	—	$16,134,913
Exchange-Traded Funds	7,875,656	—	—	7,875,656
Common Stock	3,797,041	—	—	3,797,041
Repurchase Agreements	—	$725,000	—	725,000

	27,807,610	725,000	—	28,532,610

Other Financial Instruments*—Assets
Interest Rate Contracts	61,080	—	—	61,080
Market Price	79,348	—	—	79,348

	140,428	—	—	140,428

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(615)	—	—	(615)
Market Price	(3,909)	—	—	(3,909)

	(4,524)	—	—	(4,524)

Totals	$27,943,514	$725,000	—	$28,668,514

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/19
AllianzGI Global Allocation:
Investments in Securities—Assets
Mutual Funds	$302,696,863	—	—	$302,696,863
Exchange-Traded Funds	14,828,365	—	—	14,828,365
Repurchase Agreements	—	$4,130,000	—	4,130,000

	317,525,228	4,130,000	—	321,655,228

Other Financial Instruments*—Assets
Foreign Exchange Contracts	13,600	—	—	13,600
Interest Rate Contracts	661,568	—	—	661,568
Market Price	380,223	—	—	380,223

	1,055,391	—	—	1,055,391

Totals	$318,580,619	$4,130,000	—	$322,710,619

AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:
Australia	—	$11,002,340	—	$11,002,340
Austria	$235,926	1,905,875	—	2,141,801
China	4,653,293	13,670,475	$1,156	18,324,924
Czech Republic	—	513,753	—	513,753
Denmark	303,465	949,224	—	1,252,689
Finland	—	1,172,869	—	1,172,869
France	1,212,176	19,760,944	—	20,973,120
Germany	—	8,835,303	—	8,835,303
Hong Kong	—	3,260,838	—	3,260,838
Hungary	—	425,161	—	425,161
Indonesia	257,555	2,067,571	—	2,325,126
Ireland	—	685,896	—	685,896
Israel	310,331	1,224,296	—	1,534,627
Italy	227,890	5,812,212	—	6,040,102
Japan	—	33,968,944	—	33,968,944
Korea (Republic of)	2,095,727	4,130,341	—	6,226,068
Malaysia	—	2,040,522	—	2,040,522
Netherlands	951,393	3,788,357	—	4,739,750
New Zealand	—	1,594,661	—	1,594,661
Norway	—	2,931,357	—	2,931,357
Philippines	569,132	688,761	—	1,257,893
Qatar	—	419,701	—	419,701
Romania	—	309,890	—	309,890
Singapore	—	516,168	—	516,168
Spain	—	4,313,335	—	4,313,335
Sweden	111,135	2,670,059	—	2,781,194
Switzerland	—	8,761,703	—	8,761,703
Taiwan	1,847,733	6,251,605	—	8,099,338
Thailand	—	—	1,939,310	1,939,310
Turkey	199,982	1,164,662	—	1,364,644
United Arab Emirates	276,994	475,648	—	752,642
United Kingdom	1,218,585	18,628,351	—	19,846,936
All Other	295,685,322	—	—	295,685,322
Exchange-Traded Funds	3,543,805	—	—	3,543,805
Preferred Stock:
Brazil	735,226	—	—	735,226
Colombia	277,343	—	—	277,343
All Other	—	1,660,478	—	1,660,478
Rights	23,855	—	—	23,855
Repurchase Agreements	—	1,651,000	—	1,651,000

Totals	$314,736,868	$167,252,300	$1,940,466	$483,929,634

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/19
AllianzGI Best Styles International Equity:
Investments in Securities—Assets
Common Stock:
Austria	$40,738	$113,477	—	$154,215
Belgium	13,245	188,559	—	201,804
Brazil	95,565	—	—	95,565
Canada	220,103	—	—	220,103
China	24,757	123,995	—	148,752
Finland	19,458	142,221	—	161,679
France	79,608	2,229,769	—	2,309,377
Germany	48,449	922,462	—	970,911
Italy	40,783	1,110,107	—	1,150,890
Japan	28,282	5,583,314	—	5,611,596
Korea (Republic of)	31,403	195,611	—	227,014
Mexico	55,682	—	—	55,682
Portugal	5,554	76,551	—	82,105
Russian Federation	34,941	49,658	—	84,599
Singapore	—	397,543	$18,696	416,239
Thailand	—	—	31,529	31,529
Turkey	12,190	7,059	—	19,249
United Kingdom	75,167	3,917,621	—	3,992,788
United States	36,988	—	—	36,988
All Other	—	6,985,509	—	6,985,509
Exchange-Traded Funds	237,864	—	—	237,864
Preferred Stock:
Brazil	49,603	—	—	49,603
Germany	—	95,841	—	95,841
Rights	6,285	—	—	6,285

Totals	$1,156,665	$22,139,297	$50,225	$23,346,187

AllianzGI Best Styles U.S. Equity:
Investments in Securities—Assets
Common Stock	$91,193,467	—	—	$91,193,467
Rights	19,625	—	—	19,625
Repurchase Agreements	—	$777,000	—	777,000

	91,213,092	777,000	—	91,990,092

Other Financial Instruments*—Assets
Market Price	1,591	—	—	1,591

Totals	$91,214,683	$777,000	—	$91,991,683

AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds & Notes:
Diversified Financial Services	—	$8,198,794	$4,469,101	$12,667,895
All Other	—	435,331,305	—	435,331,305
Convertible Preferred Stock:
Electronics	—	3,861,045	—	3,861,045
Equity Real Estate Investment Trusts (REITs)	—	5,542,230	—	5,542,230
Hand/Machine Tools	$2,551,261	3,236,503	—	5,787,764
Healthcare-Products	18,336,858	5,072,786	—	23,409,644
All Other	52,172,898	—	—	52,172,898
Common Stock	2,510,910	—	—	2,510,910
Repurchase Agreements	—	23,798,000	—	23,798,000

Totals	$75,571,927	$485,040,663	$4,469,101	$565,081,691

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/19
AllianzGI Core Bond:
Investments in Securities—Assets
U.S. Government Agency Securities	—	$13,140,587	—	$13,140,587
Corporate Bonds & Notes	—	7,623,569	—	7,623,569
U.S. Treasury Obligations	—	6,821,913	—	6,821,913
Asset-Backed Securities	—	5,476,209	$385,000	5,861,209

	—	33,062,278	385,000	33,447,278

Other Financial Instruments*—Assets
Credit Contracts	—	59,964	—	59,964
Interest Rate Contracts	$82,920	—	—	82,920

	82,920	59,964	—	142,884

Other Financial Instruments*—Liabilities
Credit Contracts	—	(24,686)	—	(24,686)
Interest Rate Contracts	(122)	—	—	(122)

	(122)	(24,686)	—	(24,808)

Totals	$82,798	$33,097,556	$385,000	$33,565,354

AllianzGI Core Plus Bond:
Investments in Securities—Assets
U.S. Government Agency Securities	—	$17,507,761	—	$17,507,761
Corporate Bonds & Notes	—	13,147,777	—	13,147,777
Asset-Backed Securities	—	7,263,345	$515,000	7,778,345
U.S. Treasury Obligations	—	6,220,417	—	6,220,417

	—	44,139,300	515,000	44,654,300

Other Financial Instruments*—Assets
Credit Contracts	—	26,173	—	26,173
Interest Rate Contracts	$150,266	—	—	150,266

	150,266	26,173	—	176,439

Other Financial Instruments*—Liabilities
Credit Contracts	—	(46,827)	—	(46,827)
Interest Rate Contracts	(140)	—	—	(140)

	(140)	(46,827)	—	(46,967)

Totals	$150,126	$44,118,646	$515,000	$44,783,772

AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock:
Brazil	$2,070,003	—	—	$2,070,003
Canada	680,550	—	—	680,550
China	2,667,861	$12,418,942	—	15,086,803
India	1,893,382	1,647,473	—	3,540,855
Mexico	1,183,084	—	—	1,183,084
Philippines	435,721	472,300	—	908,021
Russian Federation	634,799	—	—	634,799
Thailand	—	—	$2,132,816	2,132,816
United States	3,384,742	—	—	3,384,742
All Other	—	10,005,896	—	10,005,896
Preferred Stock	697,539	—	—	697,539
Repurchase Agreements	—	905,000	—	905,000

Totals	$13,647,681	$25,449,611	$2,132,816	$41,230,108

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/19
AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock:
Brazil	$741,935	—	—	$741,935
China	196,500	$683,588	—	880,088
Czech Republic	41,358	—	—	41,358
Greece	76,805	22,684	—	99,489
India	178,485	1,078,583	—	1,257,068
Korea (Republic of)	204,793	1,092,500	—	1,297,293
Mexico	248,109	—	—	248,109
Russian Federation	85,753	—	$37,199	122,952
South Africa	168,251	337,437	—	505,688
Thailand	—	—	453,869	453,869
Turkey	134,410	172,107	—	306,517
All Other	—	2,156,313	—	2,156,313
Preferred Stock:
Brazil	413,865	—	—	413,865
Russian Federation	—	—	271,521	271,521

Totals	$2,490,264	$5,543,212	$762,589	$8,796,065

AllianzGI Emerging Markets SRI Debt:
Investments in Securities—Assets
Sovereign Debt Obligations	—	$15,992,949	—	$15,992,949
Corporate Bonds & Notes	—	1,828,589	—	1,828,589
Repurchase Agreements	—	2,748,000	—	2,748,000

	—	20,569,538	—	20,569,538

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	34,560	—	34,560
Interest Rate Contracts	16,648	—	—	16,648

	16,648	34,560	—	51,208

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(52,154)	—	(52,154)

Totals	$16,648	$20,551,944	—	$20,568,592

AllianzGI Floating Rate Note:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$11,939,072	—	$11,939,072
Mortgage-Backed Securities	—	1,152,744	—	1,152,744
Sovereign Debt Obligations	—	564,146	—	564,146
Asset-Backed Securities	—	455,378	—	455,378
U.S. Government Agency Securities	—	223,714	—	223,714
Repurchase Agreements	—	250,000	—	250,000

	—	14,585,054	—	14,585,054

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(9,059)	—	(9,059)
Interest Rate Contracts	$(16,471)	—	—	(16,471)

	(16,471)	(9,059)	—	(25,530)

Totals	$(16,471)	$14,575,995	—	$14,559,524

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/19
AllianzGI Global Dynamic Allocation:
Investments in Securities—Assets
Common Stock:
Australia	—	$315,523	—	$315,523
Austria	$157,424	388,711	—	546,135
Belgium	—	60,585	—	60,585
China	599,288	4,340,698	$34	4,940,020
Czech Republic	73,056	34,292	—	107,348
Denmark	5,343	76,460	—	81,803
Finland	89,049	320,292	—	409,341
France	197,794	4,004,538	—	4,202,332
Germany	48,010	1,181,149	—	1,229,159
Greece	—	83,610	—	83,610
Hong Kong	—	1,025,704	—	1,025,704
Hungary	23,751	291,516	—	315,267
Indonesia	—	397,082	—	397,082
Ireland	9,952	12,911	—	22,863
Israel	118,978	519,910	—	638,888
Italy	82,846	1,153,800	—	1,236,646
Japan	—	7,663,402	—	7,663,402
Korea (Republic of)	587,032	1,765,484	—	2,352,516
Malaysia	—	511,631	—	511,631
Netherlands	352,975	1,075,226	—	1,428,201
New Zealand	8,544	326,840	—	335,384
Norway	84,959	695,249	—	780,208
Philippines	282,298	107,472	—	389,770
Poland	7,152	43,399	—	50,551
Russian Federation	83,080	2,755	—	85,835
Singapore	56,035	587,356	—	643,391
South Africa	13,934	289,840	—	303,774
Spain	4,566	1,038,908	—	1,043,474
Sweden	33,685	909,256	48,860	991,801
Switzerland	82,666	1,751,388	—	1,834,054
Taiwan	—	1,829,272	—	1,829,272
Thailand	—	36,361	1,150,934	1,187,295
Turkey	101,155	366,009	—	467,164
United Kingdom	665,910	4,169,480	—	4,835,390
All Other	62,451,299	—	—	62,451,299
Corporate Bonds & Notes	—	20,135,064	—	20,135,064
Exchange-Traded Funds	16,913,368	—	—	16,913,368
U.S. Government Agency Securities	—	10,377,538	—	10,377,538
U.S. Treasury Obligations	—	10,125,458	—	10,125,458
Sovereign Debt Obligations	—	7,234,769	—	7,234,769
Mutual Funds	5,177,620	—	—	5,177,620
Preferred Stock:
Brazil	201,094	—	—	201,094
Colombia	100,952	—	—	100,952
All Other	—	341,129	—	341,129
Rights	11,088	—	—	11,088
Repurchase Agreements	—	14,577,000	—	14,577,000

	88,624,903	100,167,067	1,199,828	189,991,798

Other Financial Instruments*—Assets
Foreign Exchange Contracts	11,181	—	—	11,181
Market Price	56,069	—	—	56,069

	67,250	—	—	67,250

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(109,983)	—	—	(109,983)
Market Price	(96,040)	—	—	(96,040)

	(206,023)	—	—	(206,023)

Totals	$88,486,130	$100,167,067	$1,199,828	$189,853,025

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/19
AllianzGI Global High Yield:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$23,789,403	—	$23,789,403
Sovereign Debt Obligations	—	80,875	—	80,875
Repurchase Agreements	—	116,000	—	116,000

	—	23,986,278	—	23,986,278

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	1,315	—	1,315

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(49,264)	—	(49,264)
Interest Rate Contracts	$(1,445)	—	—	(1,445)
Market Price	(4,905)	—	—	(4,905)

	(6,350)	(49,264)	—	(55,614)

Totals	$(6,350)	$23,938,329	—	$23,931,979

AllianzGI Global Sustainability:
Investments in Securities—Assets
Common Stock:
Australia	—	$285,888	—	$285,888
Denmark	—	299,517	—	299,517
France	—	498,862	—	498,862
Germany	—	1,628,279	—	1,628,279
Hong Kong	—	280,771	—	280,771
Japan	—	990,946	—	990,946
Korea (Republic of)	$5,085	312,306	—	317,391
Spain	—	823,049	—	823,049
Sweden	—	775,894	—	775,894
Switzerland	—	791,100	—	791,100
United Kingdom	—	2,529,644	—	2,529,644
All Other	12,017,147	—	—	12,017,147
Repurchase Agreements	—	750,000	—	750,000

Totals	$12,022,232	$9,966,256	—	$21,988,488

AllianzGI Global Water:
Investments in Securities—Assets
Common Stock:
Austria	—	$13,793,435	—	$13,793,435
China	—	17,110,689	—	17,110,689
Finland	—	8,912,763	—	8,912,763
France	$14,666,998	37,086,598	—	51,753,596
Hong Kong	—	7,179,990	—	7,179,990
Netherlands	—	8,458,416	—	8,458,416
Sweden	—	23,363,798	—	23,363,798
Switzerland	3,835,280	19,999,295	—	23,834,575
United Kingdom	14,381,662	59,633,271	—	74,014,933
All Other	368,865,197	—	—	368,865,197
Repurchase Agreements	—	3,288,000	—	3,288,000

Totals	$401,749,137	$198,826,255	—	$600,575,392

AllianzGI Green Bond:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$5,264,917	—	$5,264,917
Sovereign Debt Obligations	—	1,022,747	—	1,022,747
Repurchase Agreements	—	104,000	—	104,000

	—	6,391,664	—	6,391,664

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	4,098	—	4,098

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(5,957)	—	(5,957)

Totals	—	$6,389,805	—	$6,389,805

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/19
AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes:
Commercial Services	—	$5,711,412	$126,445	$5,837,857
Diversified Financial Services	—	5,772,657	1,007,438	6,780,095
Media	—	9,709,463	3	9,709,466
All Other	—	94,738,782	—	94,738,782
Preferred Stock	—	—	6,121,626	6,121,626
Common Stock	—	—	67,071	67,071
Warrants	—	—	37,770	37,770
Repurchase Agreements	—	3,733,000	—	3,733,000

Totals	—	$119,665,314	$7,360,353	$127,025,667

AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock:
Austria	$3,113,372	$1,568,571	—	$4,681,943
Germany	3,148,465	5,120,373	—	8,268,838
Korea (Republic of)	479,680	—	—	479,680
Singapore	611,471	876,771	—	1,488,242
Switzerland	1,906,259	4,334,154	—	6,240,413
Thailand	—	—	$481,754	481,754
All Other	—	77,648,113	—	77,648,113
Preferred Stock	—	1,392,748	—	1,392,748
Repurchase Agreements	—	2,152,000	—	2,152,000

Totals	$9,259,247	$93,092,730	$481,754	$102,833,731

AllianzGI Micro Cap:
Investments in Securities—Assets
Common Stock	$18,262,883	—	—	$18,262,883
Repurchase Agreements	—	$455,000	—	455,000

Totals	$18,262,883	$455,000	—	$18,717,883

AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
Brazil	$4,686,684	—	—	$4,686,684
Chile	825,438	—	—	825,438
China	3,843,119	$25,301,948	—	29,145,067
France	1,009,071	891,913	—	1,900,984
Greece	873,387	—	—	873,387
Hong Kong	667,620	6,030,777	—	6,698,397
Malaysia	707,016	822,456	—	1,529,472
Mexico	3,160,604	—	—	3,160,604
Peru	1,738,191	—	—	1,738,191
Russian Federation	4,096,176	811,865	$2,215,349	7,123,390
South Africa	1,896,407	5,142,458	—	7,038,865
Taiwan	1,099,463	8,893,898	—	9,993,361
United States	5,881,110	—	—	5,881,110
All Other	—	32,471,191	—	32,471,191
Preferred Stock:
Brazil	3,599,583	—	—	3,599,583
Korea (Republic of)	—	2,441,204	—	2,441,204

Totals	$34,083,869	$82,807,710	$2,215,349	$119,106,928

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/19
AllianzGI PerformanceFee Managed Futures Strategy:
Investments in Securities—Assets
U.S. Treasury Obligations	—	$25,117,312	—	$25,117,312
Mutual Funds	$1,382,665	—	—	1,382,665
Repurchase Agreements	—	962,000	—	962,000

	1,382,665	26,079,312	—	27,461,977

Other Financial Instruments*—Assets
Commodity Contracts	324,701	—	—	324,701
Credit Contracts	—	37,231	—	37,231
Foreign Exchange Contracts	24,706	—	—	24,706
Interest Rate Contracts	580,266	—	—	580,266
Market Price	93,853	—	—	93,853

	1,023,526	37,231	—	1,060,757

Other Financial Instruments*—Liabilities
Commodity Contracts	(278,307)	—	—	(278,307)
Foreign Exchange Contracts	(69,370)	—	—	(69,370)
Market Price	(8,914)	—	—	(8,914)

	(356,591)	—	—	(356,591)

Totals	$2,049,600	$26,116,543	—	$28,166,143

AllianzGI PerformanceFee Structured US Equity:
Investments in Securities—Assets
Exchange-Traded Funds	$94,363,034	—	—	$94,363,034
Repurchase Agreements	—	$896,000	—	896,000
Options Purchased:
Market Price	333,476	202,859	—	536,335

	94,696,510	1,098,859	—	95,795,369

Investments in Securities—Liabilities
Options Written:
Market Price	(506,610)	(151,813)	—	(658,423)

Totals	$94,189,900	$947,046	—	$95,136,946

AllianzGI PerformanceFee Structured US Fixed Income:
Investments in Securities—Assets
Exchange-Traded Funds	$27,894,957	—	—	$27,894,957
Repurchase Agreements	—	$220,000	—	220,000
Options Purchased:
Market Price	1,680	—	—	1,680

	27,896,637	220,000	—	28,116,637

Investments in Securities—Liabilities
Options Written:
Market Price	(55,850)	—	—	(55,850)

Totals	$27,840,787	$220,000	—	$28,060,787

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/19
AllianzGI Preferred Securities and Income:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$14,272,341	—	$14,272,341
Preferred Stock	$1,882,284	—	—	1,882,284
Convertible Preferred Stock	964,455	—	—	964,455

	2,846,739	14,272,341	—	17,119,080

Other Financial Instruments*—Assets
Interest Rate Contracts	3,450	—	—	3,450

Other Financial Instruments*—Liabilities
Credit Contracts	—	(1,206)	—	(1,206)

Totals	$2,850,189	$14,271,135	—	$17,121,324

AllianzGI Short Duration High Income:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$1,060,851,358	—	$1,060,851,358
Senior Loans	—	112,763,726	—	112,763,726
Repurchase Agreements	—	116,465,000	—	116,465,000

Totals	—	$1,290,080,084	—	$1,290,080,084

AllianzGI Short Term Bond:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$6,052,176	—	$6,052,176
U.S. Treasury Obligations	—	1,057,172	—	1,057,172
U.S. Government Agency Securities	—	408,162	—	408,162
Repurchase Agreements	—	445,000	—	445,000

Totals	—	$7,962,510	—	$7,962,510

AllianzGI Structured Return:
Investments in Securities—Assets
Exchange-Traded Funds	$614,848,500	—	—	$614,848,500
Repurchase Agreements	—	$124,633,000	—	124,633,000
Options Purchased:
Market Price	3,166,122	2,864,542	—	6,030,664

	618,014,622	127,497,542	—	745,512,164

Investments in Securities—Liabilities
Options Written:
Market Price	(78,523,039)	(2,291,884)	—	(80,814,923)

Totals	$539,491,583	$125,205,658	—	$664,697,241

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/19
AllianzGI U.S. Equity Hedged:
Investments in Securities—Assets
Exchange-Traded Funds	$2,206,290	—	—	$2,206,290
Options Purchased:
Market Price	20,025	$11,795	—	31,820

	2,226,315	11,795	—	2,238,110

Investments in Securities—Liabilities
Options Written:
Market Price	(4,710)	—	—	(4,710)

Totals	$2,221,605	$11,795	—	$2,233,400

AllianzGI Ultra Micro Cap:
Investments in Securities—Assets
Common Stock	$21,459,080	—	—	$21,459,080
Repurchase Agreements	—	$425,000	—	425,000

Totals	$21,459,080	$425,000	—	$21,884,080

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended June 30, 2019, was as follows:

	Beginning Balance 9/30/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 6/30/19
AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:
China	$1,154	$—	$—	$—	$—	$2	$—	$—	$1,156
Greece	42,719	—	—	—	—	(42,719)	—	—	—
Thailand	3,535,634	1,049,171	(2,480,501)	—	(77,461)	(87,533)	—	—	1,939,310

Totals	$3,579,507	$1,049,171	$(2,480,501)	$—	$(77,461)	$(130,250)	$—	$—	$1,940,466

	Beginning Balance 9/30/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 6/30/19
AllianzGI Best Styles International Equity:
Investments in Securities—Assets
Common Stock:
Singapore	$—	$31,151	$—	$—	$—	$(12,455)	$—	$—	$18,696
Thailand	58,610	—	(24,031)	—	(1,508)	(1,542)	—	—	31,529

Totals	$58,610	$31,151	$(24,031)	$—	$(1,508)	$(13,997)	$—	$—	$50,225

	Beginning Balance 9/30/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 6/30/19
AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds & Notes:
Diversified Financial Services	$1,866,247	$2,710,346	$(646,138)	$523	$8,862	$529,261	$—	$—	$4,469,101

	Beginning Balance 9/30/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3		Transfers out of Level 3	Ending Balance 6/30/19
AllianzGI Core Bond:
Investments in Securities—Assets
Asset-Backed Securities	$—	$385,000	$—	$—	$—	$—	$—		$—	$385,000

	Beginning Balance 9/30/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3		Transfers out of Level 3	Ending Balance 6/30/19
AllianzGI Core Plus Bond:
Investments in Securities—Assets
Asset-Backed Securities	$—	$515,000	$—	$—	$—	$—	$—		$—	$515,000

	Beginning Balance 9/30/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3		Transfers out of Level 3	Ending Balance 6/30/19
AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock:
Thailand	$2,756,833	$517,949	$(1,263,961)	$—	$(59,637)	$181,632	$—		$—	$2,132,816

	Beginning Balance 9/30/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3		Transfers out of Level 3	Ending Balance 6/30/19
AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock:
Czech Republic	$22,945	$—	$(22,838)	$—	$9,400	$(9,507)	$—		$—	$—
Russian Federation	39,676	—	(6,950)	—	264	4,209	—		—	37,199
Thailand	760,251	167,263	(470,407)	—	(4,273)	1,035	—		—	453,869
Preferred Stock:
Russian Federation	292,702	—	(65,908)	—	9,869	34,858	—		—	271,521

Totals	$1,115,574	$167,263	$(566,103)	$—	$15,260	$30,595	$—		$—	$762,589

	Beginning Balance 9/30/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3		Transfers out of Level 3	Ending Balance 6/30/19
AllianzGI Global Dynamic Allocation:
Investments in Securities—Assets
Common Stock:
China	$34	$—	$—	$—	$—	$—	$—		$—	$34
Greece	10,933	—	—	—	—	(10,933)	—		—	—
Sweden	—	—	—	—	—	—	48,860	**	—	48,860
Taiwan	2,868	—	(4,503)†	—	—	1,635	—		—	—
Thailand	1,304,292	—	(249,218)	—	17,864	46,064	31,932	***	—	1,150,934

Totals	$1,318,127	$—	$(253,721)	$—	$17,864	$36,766	$80,792		$—	$1,199,828

	Beginning Balance 9/30/18	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 6/30/19
AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes:
Commercial Services	$126,445	$—		$—	$—	$—	$—	$—	$—	$126,445
Diversified Financial Services	—	2,631,576	†	—	12,842	—	(1,636,980)	—	—	1,007,438
Media	55	—		—	—	—	(52)	—	—	3
Preferred Stock	6,121,626	—		—	—	—	—	—	—	6,121,626
Common Stock:
Advertising	489,129	—		(769,740)†	—	—	280,611	—	—	—
Aerospace & Defense	88,382	—		—	—	—	(21,320)	—	—	67,062
Banks	—	—	†	—	—	—	2	—	—	2
Media	7	—		—	—	—	—	—	—	7
Warrants:
Advertising	—	769,740	†	—	—	—	(731,971)	—	—	37,769
Commercial Services	3	—		— ††	—	(67,409)	67,406	—	—	—
Media	1	—		—	—	—	—	—	—	1

Totals	$6,825,648	$3,401,316		$(769,740)	$12,842	$(67,409)	$(2,042,304)	$—	$—	$7,360,353

	Beginning Balance 9/30/18	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 6/30/19
AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock:
Thailand	$—	$438,230		$—	$—	$—	$43,524	$—	$—	$481,754

	Beginning Balance 9/30/18	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3#	Ending Balance 6/30/19
AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
China	$921,981	$816,315		$(769,490)	$—	$(495,222)	$519,260	$—	$(992,844)	$—
Russian Federation	3,731,478	530,868		(1,945,728)	—	(292,423)	191,154	—	—	2,215,349

Totals	$4,653,459	$1,347,183		$(2,715,218)	$—	$(787,645)	$710,414	$—	$(992,844)	$2,215,349

The tables above may include Level 3 investments that are valued by brokers or independent pricing services.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2019:

	Ending Balance at 6/30/19	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes:
Diversified Financial Services	$1,007,438	Market and Company Comparables	Implied Price	$36.11
Preferred Stock	$6,121,626	Market and Company Comparables	EV Multiples	0.71x (0.23x - 1.32x)
			Illiquidity Discount	25%
Common Stock	$67,062	Market and Company Comparables	EV Multiples M&A Transaction Multiples	0.59 x (0.39x - 0.82x) 0.87x (0.32x - 2.12x)
			Illiquidity Discount	40%
Warrants
Advertising	$37,769	Market and Company Comparables	EV Multiples	6.53 x (1.23x - 25.52x) 6.39 x (1.26x - 19.85x)
		Black-Sholes Model	Expected Volatility	24.94%
			Implied Price	$55.36

The table above does not include Level 3 investments that are valued by brokers or independent pricing services.

*

Other financial instruments are derivatives, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

**	Transferred out of Level 2 and into Level 3 because trading on the security was halted.
***	Transferred out of Level 2 and into Level 3 due to an exchange traded closing price being unavailable or unreliable at June 30, 2019.
#	Transferred out of Level 3 and into Level 2 as a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at June 30, 2019.
†	Issued or removed via corporate action.
††	Removed from accounting records as worthless.

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Funds held at June 30, 2019 was:

AllianzGI Best Styles Global Equity	$(28,902)
AllianzGI Best Styles International Equity	(14,166)
AllianzGI Convertible	474,260
AllianzGI Emerging Markets Consumer	206,917
AllianzGI Emerging Markets Small-Cap	68,265
AllianzGI Global Dynamic Allocation	52,946
AllianzGI High Yield Bond	(2,390,231)
AllianzGI International Small-Cap	43,524
AllianzGI NFJ Emerging Markets Value	76,256

At June 30, 2019, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments in securities and other financial instruments for federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Retirement 2020	$25,325,693	$1,214,347	$42,176	$1,172,171
AllianzGI Retirement 2025	35,299,475	1,879,493	55,379	1,824,114
AllianzGI Retirement 2030	46,535,941	2,848,182	256,136	2,592,046
AllianzGI Retirement 2035	37,187,700	1,784,564	534,581	1,249,983
AllianzGI Retirement 2040	39,185,011	1,586,337	854,323	732,014
AllianzGI Retirement 2045	26,028,618	898,092	638,160	259,932
AllianzGI Retirement 2050	30,186,644	741,794	969,420	(227,626)
AllianzGI Retirement 2055	15,929,282	430,330	799,044	(368,714)
AllianzGI Multi Asset Income	28,137,984	746,923	216,393	530,530
AllianzGI Global Allocation	313,485,561	9,225,437	379	9,225,058
AllianzGI Best Styles Global Equity	447,140,943	63,297,856	26,509,165	36,788,691
AllianzGI Best Styles International Equity	23,230,064	2,220,760	2,104,637	116,123
AllianzGI Best Styles U.S. Equity	78,002,871	17,758,420	3,769,608	13,988,812
AllianzGI Convertible	495,186,457	73,934,124	4,038,890	69,895,234
AllianzGI Core Bond	32,856,517	796,047	87,210	708,837
AllianzGI Core Plus Bond	43,809,621	1,093,979	119,828	974,151
AllianzGI Emerging Markets Consumer	35,536,911	6,410,494	717,297	5,693,197
AllianzGI Emerging Markets Small-Cap	7,501,972	1,578,124	284,031	1,294,093
AllianzGI Emerging Markets SRI Debt	19,718,068	1,008,005	157,481	850,524
AllianzGI Floating Rate Note	14,513,018	94,892	48,386	46,506
AllianzGI Global Dynamic Allocation	176,944,921	20,658,958	7,750,854	12,908,104
AllianzGI Global High Yield	23,537,712	685,422	291,155	394,267
AllianzGI Global Sustainability	18,387,978	4,025,851	425,341	3,600,510
AllianzGI Global Water	465,863,129	159,703,584	24,991,321	134,712,263
AllianzGI Green Bond	6,123,096	272,919	6,210	266,709
AllianzGI High Yield Bond	134,317,141	3,895,972	11,187,446	(7,291,474)
AllianzGI International Small-Cap	90,479,272	17,718,611	5,364,152	12,354,459
AllianzGI Micro Cap	13,816,716	6,016,872	1,115,705	4,901,167
AllianzGI NFJ Emerging Markets Value	111,600,603	11,553,963	4,047,638	7,506,325
AllianzGI PerformanceFee Managed Futures Strategy	27,502,116	1,024,409	360,382	664,027
AllianzGI PerformanceFee Structured US Equity	90,178,999	5,339,889	381,942	4,957,947
AllianzGI PerformanceFee Structured US Fixed Income	27,403,976	656,996	185	656,811
AllianzGI Preferred Securities and Income	16,736,465	507,567	122,708	384,859
AllianzGI Short Duration High Income	1,337,062,737	7,306,924	54,289,577	(46,982,653)
AllianzGI Short Term Bond	7,879,130	110,079	26,699	83,380
AllianzGI Structured Return	667,384,455	12,885,735	15,572,949	(2,687,214)
AllianzGI U.S. Equity Hedged	1,793,534	466,166	26,300	439,866
AllianzGI Ultra Micro Cap	16,637,016	6,817,870	1,570,806	5,247,064

(1)	Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.